--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                            THE GLOBAL VALUE SERIES

                        THE GLOBAL LARGE COMPANY SERIES

                        THE GLOBAL SMALL COMPANY SERIES

                                     ANNUAL
                                     REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                 ---------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
THE DFA INVESTMENT TRUST COMPANY

  Schedules of Investments
    The Global Value Series.................................        1
    The Global Large Company Series.........................        1
    The Global Small Company Series.........................        1

  Statements of Assets and Liabilities......................        2

  Statements of Operations..................................        3

  Statements of Changes in Net Assets.......................        4

  Financial Highlights......................................        5

  Notes to Financial Statements.............................        6

  Report of Independent Certified Public Accountants........        9

DFA INVESTMENT DIMENSIONS GROUP INC. -- LARGE CAP
 INTERNATIONAL PORTFOLIO

  Schedule of Investments...................................       10

  Statement of Assets and Liabilities.......................       21

  Statement of Operations...................................       22

  Statements of Changes in Net Assets.......................       23

  Financial Highlights......................................       24

  Notes to Financial Statements.............................       25

  Report of Independent Certified Public Accountants........       28

THE DFA INVESTMENT TRUST COMPANY

  Schedules of Investments
    The U.S. Large Company Series...........................       29
    The U.S. Large Cap Value Series.........................       34
    The U.S. Small Cap Series...............................       36
    The DFA International Value Series......................       68
    The Japanese Small Company Series.......................       74
    The Pacific Rim Small Company Series....................       83
    The United Kingdom Small Company Series.................       93
    The Continental Small Company Series....................       99

  Statements of Assets and Liabilities......................      111

  Statements of Operations..................................      113

  Statements of Changes in Net Assets.......................      115

  Financial Highlights......................................      119

  Notes to Financial Statements.............................      123

  Report of Independent Certified Public Accountants........      128

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                            SCHEDULES OF INVESTMENTS

                               NOVEMBER 30, 2001

                            THE GLOBAL VALUE SERIES

                                                                VALUE+
                                                                ------
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (50.0%) (309,400 Shares,
  Cost $4,584,986)..........................................  $4,467,736
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (50.0%) (440,486 Shares,
  Cost $5,125,174)..........................................   4,470,940
                                                              ----------
    Total Investments (100%) (Cost $9,710,160) ++...........  $8,938,676
                                                              ==========

--------------
++The cost for federal income tax purposes is $9,766,838.

                        THE GLOBAL LARGE COMPANY SERIES

                                                                VALUE+
                                                                ------
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company (49.7%) (Cost $3,373,658)........  $3,681,485
Investment in the Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc. (50.3%) (267,674 Shares,
  Cost $4,158,701)..........................................   3,720,669
                                                              ----------
    Total Investments (100%) (Cost $7,532,359) ++...........  $7,402,154
                                                              ==========

--------------
++The cost for federal income tax purposes is $7,569,516.

                        THE GLOBAL SMALL COMPANY SERIES

                                                                VALUE+
                                                                ------
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company (40.0%) (245,514 Shares,
  Cost $2,708,713)..........................................  $2,720,296
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (20.7%) (Cost $1,581,875)........   1,409,956
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (9.0%) (Cost $632,282).......     612,233
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (9.0%) (Cost $576,653).......     610,119
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (21.3%) (Cost $1,441,499)....   1,445,855
                                                              ----------
    Total Investments (100%) (Cost $6,941,022) ++...........  $6,798,459
                                                              ==========

--------------
++The cost for federal income tax purposes is $6,946,742.
--------------
+See Note B to Financial Statements

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                      THE       THE
                                            THE      GLOBAL    GLOBAL
                                           GLOBAL    LARGE     SMALL
                                           VALUE    COMPANY   COMPANY
                                           SERIES    SERIES    SERIES
                                          --------  --------  --------
ASSETS:
Investments at Value....................  $  8,939  $  7,402  $  6,798
Cash....................................         4        --        --
Receivables:
  From Advisor..........................         3         7         7
  Fund Shares Sold......................        20        26        26
                                          --------  --------  --------
    Total Assets........................     8,966     7,435     6,831
                                          --------  --------  --------
LIABILITIES:
Payable for Investment Securities
  Purchased.............................        20        26        26
Accrued Expenses and Other
  Liabilities...........................         8         5        10
                                          --------  --------  --------
    Total Liabilities...................        28        31        36
                                          --------  --------  --------
NET ASSETS..............................  $  8,938  $  7,404  $  6,795
                                          ========  ========  ========
SHARES OUTSTANDING $0.01 PAR VALUE
  (Unlimited Number of Shares
    Authorized).........................   985,446   991,127   747,993
                                          ========  ========  ========
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE.................................  $   9.07  $   7.47  $   9.08
                                          ========  ========  ========
PUBLIC OFFERING PRICE PER SHARE.........  $   9.07  $   7.47  $   9.12
                                          ========  ========  ========
Investments at Cost.....................  $  9,711  $  7,532  $  6,941
                                          ========  ========  ========
NET ASSETS CONSIST OF:
Paid-in Capital.........................  $  9,476  $  8,107  $  7,020
Accumulated Net Investment Income
  (Loss)................................       119        28        65
Accumulated Net Realized Gain (Loss)....       114      (610)     (147)
Unrealized Appreciation (Depreciation)
  of Investment Securities, Foreign
  Currency and Futures..................      (771)     (121)     (143)
                                          --------  --------  --------
                                          $  8,938  $  7,404  $  6,795
                                          ========  ========  ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                     THE       THE
                                           THE     GLOBAL    GLOBAL
                                          GLOBAL    LARGE     SMALL
                                          VALUE    COMPANY   COMPANY
                                          SERIES   SERIES    SERIES
                                          ------  ---------  -------
INVESTMENT INCOME
  Income Distributions Received from The
    DFA Investment Trust Company........  $ 134     $   2     $  20
  Dividends.............................     --        28        53
  Interest..............................     --         1         2
  Income from Securities Lending........     --        --         3
                                          -----     -----     -----
      Total Investment Income...........    134        31        78
                                          -----     -----     -----
EXPENSES
  Investment Advisory Services..........     --         1         2
  Accounting & Transfer Agent Fees......     31        22        27
  Audit Fees............................      2         3         2
  Shareholders' Reports.................     --         2         2
  Custodian Fees........................     --        --         1
  Other.................................     --        --         1
                                          -----     -----     -----
      Total Expenses....................     33        28        35
      Less: Expenses Waived or
        Reimbursed......................    (25)      (27)      (24)
                                          -----     -----     -----
  Net Expenses..........................      8         1        11
                                          -----     -----     -----
  NET INVESTMENT INCOME (LOSS)..........    126        30        67
                                          -----     -----     -----

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................    182         1        45
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (51)     (489)     (164)
  Net Realized Gain (Loss) on Futures
    Transactions........................     --      (114)       --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities...............   (607)     (117)      (80)
    Futures.............................     --         9        --
                                          -----     -----     -----
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES..........................   (476)     (710)     (199)
                                          -----     -----     -----
NET INCREASE (DECREASE) IN ASSETS
  RESULTING FROM OPERATIONS.............  $(350)    $(680)    $(132)
                                          =====     =====     =====

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                  THE                   THE                   THE
                                                 GLOBAL             GLOBAL LARGE          GLOBAL SMALL
                                              VALUE SERIES         COMPANY SERIES        COMPANY SERIES
                                          --------------------  --------------------  --------------------
                                            YEAR       YEAR       YEAR      AUG. 21     YEAR      AUG. 21
                                            ENDED      ENDED      ENDED       TO        ENDED       TO
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       2001       2000       2001       2000
                                          ---------  ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $  126     $   35     $   30        --      $   67      $  4
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................      182        109          1        --          45        --
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................      (51)       (10)      (489)     $ (1)       (164)      (16)
  Net Realized Gain (Loss) on Futures
    Transactions........................       --         --       (114)       (7)         --        --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities...............     (607)      (133)      (117)      (13)        (80)      (63)
    Futures.............................       --         --          9        --          --        --
                                           ------     ------     ------      ----      ------      ----
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................     (350)         1       (680)      (21)       (132)      (75)
                                           ------     ------     ------      ----      ------      ----
Distributions From:
  Net Investment Income.................      (10)       (37)        (2)       --          (4)       (2)
  Net Realized Gains....................     (106)       (10)        --        --         (12)       --
                                           ------     ------     ------      ----      ------      ----
    Total Distributions.................     (116)       (47)        (2)       --         (16)       (2)
                                           ------     ------     ------      ----      ------      ----
Capital Share Transactions (1):
  Shares Issued.........................    6,964      1,765      8,337       211       6,185       834
  Shares Issued in Lieu of Cash
    Distribution........................      113         42          2        --          13         2
  Shares Redeemed.......................     (311)       (40)      (443)       --         (14)       --
                                           ------     ------     ------      ----      ------      ----
  Net Increase (Decrease) from Capital
    Share Transactions..................    6,766      1,767      7,896       211       6,184       836
                                           ------     ------     ------      ----      ------      ----
    Total Increase (Decrease)...........    6,300      1,721      7,214       190       6,036       759
NET ASSETS
  Beginning of Period...................    2,638        917        190        --         759        --
                                           ------     ------     ------      ----      ------      ----
  End of Period.........................   $8,938     $2,638     $7,404      $190      $6,795      $759
                                           ======     ======     ======      ====      ======      ====
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................      729        182      1,023        21         666        83
   Shares Issued in Lieu of Cash
   Distribution.........................       12          4         --        --           1        --
   Shares Redeemed......................      (33)        (4)       (53)       --          (2)       --
                                           ------     ------     ------      ----      ------      ----
                                              708        182        970        21         665        83
                                           ======     ======     ======      ====      ======      ====

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                   THE GLOBAL                    THE GLOBAL LARGE          THE GLOBAL SMALL
                                                  VALUE SERIES                    COMPANY SERIES            COMPANY SERIES
                                       -----------------------------------    ----------------------    ----------------------
                                         YEAR         YEAR        AUG. 27       YEAR        AUG. 21       YEAR        AUG. 21
                                         ENDED        ENDED         TO          ENDED         TO          ENDED         TO
                                       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                         2001         2000         1999         2001         2000         2001         2000
---------------------------------------------------------------------------------------    -----------------------------------
Net Asset Value, Beginning of
  Period...........................    $   9.52     $   9.67     $  10.00     $   8.91     $  10.00     $   9.10     $  10.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.15         0.14         0.06         0.10         0.02         0.10         0.04
  Net Gain (Loss) on Securities
    (Realized and Unrealized)......       (0.18)       (0.01)       (0.39)       (1.46)       (1.11)        0.07        (0.92)
                                       --------     --------     --------     --------     --------     --------     --------
    Total from Investrment
     Operations....................       (0.03)        0.13        (0.33)       (1.36)       (1.09)        0.17        (0.88)
---------------------------------------------------------------------------------------    -----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.04)       (0.18)          --        (0.08)          --        (0.05)       (0.02)
  Net Realized Gains...............       (0.38)       (0.10)          --           --           --        (0.14)          --
                                       --------     --------     --------     --------     --------     --------     --------
    Total Distributions............       (0.42)       (0.28)          --        (0.08)          --        (0.19)       (0.02)
---------------------------------------------------------------------------------------    -----------------------------------
Net Assets, End of Period..........    $   9.07     $   9.52     $   9.67     $   7.47     $   8.91     $   9.08     $   9.10
=======================================================================================    ===================================
Total Return.......................       (0.49)%       1.39%       (3.30)%#    (15.41)%     (10.90)%#      1.87%       (8.80)%#
Net Assets, End of Period
  (thousands)......................    $  8,938     $  2,638     $    917     $  7,404     $    190     $  6,795     $    759
Ratio of Expenses to Average Net
  Assets (1).......................       0.375%        0.47%        0.50%*       0.25%        0.25%*      0.375%       0.375%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......       0.805%        2.03%        5.22%*       0.88%        3.37%*      1.065%        2.55%*
Ratio of Net Investment Income to
  Average Net Assets...............        2.21%        2.18%        2.62%*       0.44%        0.63%*       1.98%        2.62%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................        1.78%        0.62%       (2.32)%*     (0.19)%      (2.49)%*      1.29%        0.45%*
Portfolio Turnover Rate............         N/A          N/A          N/A          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------    -----------------------------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Series and its respective pro-rata share of its Master Fund Series'.

N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust" or "ITC") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-five investment portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this section of the report and eight (the "Master Funds") are presented elsewhere in this report.

    The Global Funds achieve their investment objectives by investing in other series within the Trust or a portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

GLOBAL FUND (FEEDER FUND)                           MASTER FUNDS
--------------------------------------------------  --------------------------------------------------
The Global Value Series                             The U.S. Large Cap Value Series (ITC)
                                                    The DFA International Value Series (ITC)
The Global Large Company Series                     The U.S. Large Company Series (ITC)
                                                    Large Cap International Portfolio (IDG)
The Global Small Company Series                     The U.S. Small Cap Series (ITC)
                                                    The Japanese Small Company Series (ITC)
                                                    The United Kingdom Small Company Series (ITC)
                                                    The Pacific Rim Small Company Series (ITC)
                                                    The Continental Small Company Series (ITC)

    At November 30, 2001, all of the Global Funds owned less than one and one half of one percent of its Master Fund's net assets.

    The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Pacific Rim Small Company Series and The Continental Small Company Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

    2. FEDERAL INCOME TAXES: It is the Trust's intention to continue to qualify as regulated investment companies and to distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Global Large Company Series and The Global Small Company Series each accrue their respective share of income and expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

    Effective August 21, 2000 the Advisor has agreed to reimburse the Global Funds to the extent necessary to keep the annual combined expenses of the Feeder Funds and their respective Master Funds to not more than the following percentages of average daily net assets:

The Global Large Company Series.............................  0.250% of 1%
The Global Small Company Series.............................  0.375% of 1%

    Also, effective August 24, 2000, the Advisor has agreed to reimburse The Global Value Series to the extent necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.375% of 1% of average daily net assets. Until August 24, 2000, the Advisor had agreed to reimburse The Global Value Series to the extext necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.50% of 1% of average daily net assets.

    Certain officers of the Global Funds are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
The Global Value Series.....................................          --               $(828)        $(828)
The Global Large Company Series.............................        $278                (445)         (167)
The Global Small Company Series.............................          --                (148)         (148)

    At November 30, 2001 the following Global Funds had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                               EXPIRES ON NOVEMBER 30
                                                        ------------------------------------
                                                          2008          2009         TOTAL
                                                        --------      --------      --------
The Global Large Company Series.......................    $ 8           $556          $564
The Global Small Company Series.......................     16            128           144

E. REIMBURSEMENT FEES:

    Shares of The Global Small Company Series are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital. The reimbursement fee for The Global Small Company Series is 0.405% of the net asset value of its shares.

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Global Funds during the year ended November 30, 2001.

    The Global Funds, together with other DFA-advised portfolios, have also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE GLOBAL FUNDS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Global Value Series, The Global Large Company Series and The Global Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Global Funds") at November 30, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Global Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (23.4%)
COMMON STOCKS -- (23.4%)
 3I Group P.L.C........................................       28,413   $    353,739
 *AWG P.L.C............................................       12,493         97,990
 Abbey National P.L.C..................................       65,796        917,678
 Aegis Group P.L.C.....................................       46,420         58,752
 Aggreko P.L.C.........................................       11,000         55,846
 Airtours P.L.C........................................       22,000         75,298
 Amec P.L.C............................................       10,152         56,898
 Amey P.L.C............................................       10,000         54,691
 Amvescap P.L.C........................................       36,200        516,250
 *Arm Holdings P.L.C...................................       47,000        258,724
 Associated British Ports Holdings P.L.C...............       14,200         80,142
 BAA P.L.C.............................................       48,747        410,506
 BAE Systems P.L.C.....................................      141,237        642,526
 BBA Group P.L.C.......................................       17,187         64,708
 BG Group P.L.C........................................      163,180        614,360
 BICC P.L.C............................................       16,255         40,915
 BOC Group P.L.C.......................................       22,864        346,281
 BP Amoco P.L.C........................................    1,040,538      7,694,112
 BPB P.L.C.............................................       19,500         79,951
 *BT Group P.L.C.......................................      398,010      1,572,264
 *BTG P.L.C............................................        4,000         43,924
 Barclays P.L.C........................................       76,912      2,358,220
 Barratt Developments P.L.C............................        9,000         47,618
 Berkeley Group P.L.C..................................        4,840         43,761
 Boots Co., P.L.C......................................       41,648        350,427
 *Brambles Industries P.L.C............................       34,055        165,125
 British Airways P.L.C.................................       50,000        145,106
 British American Tobacco P.L.C........................      100,799        812,188
 British Land Co. P.L.C................................       24,400        163,198
 *British Sky Broadcasting Group P.L.C.................       87,000      1,060,809
 Bunzl P.L.C...........................................       22,797        153,777
 CGU P.L.C.............................................      105,755      1,260,083
 CMG P.L.C.............................................       26,000         88,247
 Cable and Wireless P.L.C..............................      129,669        610,704
 Cadbury Schweppes P.L.C...............................       95,353        605,127
 *Canary Wharf Group P.L.C.............................       32,000        207,185
 Capita Group P.L.C....................................       30,000        200,653
 Carlton Communications P.L.C..........................       28,650         88,253
 *Celltech P.L.C.......................................       12,000        153,763
 Centrica P.L.C........................................      185,600        563,780
 Chubb P.L.C...........................................       28,000         60,595
 Close Brothers Group P.L.C............................        5,790         63,993
 Compass Group P.L.C...................................      102,612        735,336
 *Corus Group P.L.C....................................      138,484        132,320
 De la Rue P.L.C.......................................        7,250         50,301
 Diageo P.L.C..........................................      159,512      1,706,108
 Dixons Group P.L.C....................................       91,331        317,804
 EMI Group P.L.C.......................................       39,688        178,288
 *Eidos P.L.C..........................................        4,000         13,477
 Electrocomponents P.L.C...............................       18,117        130,217
 FKI P.L.C.............................................       24,475         66,841
 Firstgroup P.L.C......................................       17,000         64,246
 GKN P.L.C.............................................       35,031        139,632
 Glaxosmithkline P.L.C.................................      288,357      7,237,607
 Granada Compass P.L.C.................................      129,237        258,028
                                                            SHARES           VALUE+
                                                            ------           ------

 Great Portland Estates P.L.C..........................        8,160   $     27,929
 Great Universal Stores P.L.C..........................       46,600        415,353
 HBOS P.L.C............................................      105,950      1,246,541
 HSBC Holdings P.L.C...................................      432,749      5,214,883
 Hammerson P.L.C.......................................       14,200         92,849
 Hanson P.L.C..........................................       34,100        229,656
 Hays P.L.C............................................       79,766        230,922
 Hilton Group P.L.C....................................       74,400        222,815
 IMI P.L.C.............................................       15,000         52,409
 Imperial Chemical Industries P.L.C....................       33,800        193,533
 Imperial Tobacco Group P.L.C..........................       24,290        287,513
 *International Power P.L.C............................       56,702        167,589
 Johnson Matthey P.L.C.................................       11,142        153,971
 Kelda Group P.L.C.....................................       16,700         81,570
 Kidde P.L.C...........................................       28,000         24,058
 Kingfisher P.L.C......................................       59,008        336,607
 Land Securities P.L.C.................................       24,359        277,908
 Lattice Group P.L.C...................................      132,980        288,258
 Legal and General Group P.L.C.........................      238,725        525,991
 Lloyds TSB Group P.L.C................................      257,033      2,646,537
 Logica P.L.C..........................................       20,664        228,091
 London Bridge Software Holdings P.L.C.................        5,000         14,225
 Man Group P.L.C.......................................       12,076        206,660
 Marconi P.L.C.........................................      129,480         64,628
 Marks & Spencer P.L.C.................................      131,725        654,671
 Misys P.L.C...........................................       25,060        116,149
 National Grid Group P.L.C.............................       69,000        435,918
 Next P.L.C............................................       15,900        203,622
 Novar P.L.C...........................................       18,720         32,303
 Nycomed Amersham P.L.C................................       30,000        282,369
 Ocean Group P.L.C.....................................       12,915        147,345
 P & 0 Princess Cruises P.L.C..........................       25,071        130,502
 Pace Micro Technology P.L.C...........................        9,000         52,367
 Pearson P.L.C.........................................       36,564        431,232
 Peninsular & Oriental Steam Navigation Co.............       29,422        104,373
 Pilkington P.L.C......................................       56,286         87,093
 Provident Financial P.L.C.............................       11,113        103,806
 Prudential Corp. P.L.C................................       93,203      1,016,153
 Psion P.L.C...........................................       15,000         20,108
 RMC Group P.L.C.......................................       11,000         98,045
 Railtrack Group P.L.C.................................       22,494         89,821
 Rank Group P.L.C......................................       26,000         84,910
 Reckitt Benckiser P.L.C...............................       28,862        379,909
 Reed International P.L.C..............................       59,000        496,428
 Rentokill Initial P.L.C...............................       91,000        330,928
 Reuters Holdings Group P.L.C..........................       66,640        647,193
 Rexam P.L.C...........................................       19,983        106,297
 Rio Tinto P.L.C.......................................       49,299        924,519
 Rolls-Royce P.L.C.....................................       75,576        175,411
 Royal & Sun Alliance Insurance Group P.L.C............       66,456        379,567
 Royal Bank of Scotland Group P.L.C....................      143,630      3,328,514
 Royal Bank of Scotland P.L.C..........................       98,676        109,060
 Safeway P.L.C.........................................       50,046        218,752
 Sage Group P.L.C......................................       58,960        200,749
 Sainsbury (J.) P.L.C..................................       89,419        459,076
 Schroders P.L.C.......................................       10,000        124,927

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LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Scottish & Newcastle P.L.C............................       31,633   $    227,816
 Scottish Hydro-Electric P.L.C.........................       40,000        351,107
 Scottish Power P.L.C..................................       84,395        472,398
 Securicor P.L.C.......................................       26,000         38,562
 Seibe P.L.C...........................................      169,965        238,752
 Serco Group P.L.C.....................................       16,815         91,484
 Seton Healthcare Group P.L.C..........................        7,000         56,552
 Severn Trent P.L.C....................................       17,400        170,474
 Shell Transport & Trading Co., P.L.C..................      208,072      1,436,186
 Signet Group P.L.C....................................       72,000         90,871
 Six Continents P.L.C..................................       40,028        405,298
 Slough Estates P.L.C..................................       17,400         80,646
 Smith & Nephew P.L.C..................................       42,441        226,970
 Smiths Industries P.L.C...............................       27,799        261,653
 Spirent P.L.C.........................................       43,788        103,036
 Stagecoach Holdings P.L.C.............................       56,144         50,442
 Tate & Lyle P.L.C.....................................       22,700        109,419
 Taylor Woodrow P.L.C..................................       27,215         61,516
 *Telewest Communications P.L.C........................      135,000        124,178
 Tesco P.L.C...........................................      322,134      1,104,850
 Unilever P.L.C........................................      134,728      1,088,453
 *United Business Media P.L.C..........................       17,000        126,189
 United Utilities P.L.C................................       25,600        231,098
 Vodafone Group P.L.C..................................    3,147,742      8,080,225
 WPP Group P.L.C.......................................       52,800        515,794
 Whitbread P.L.C.......................................       15,000        114,980
 Wimpey (George) P.L.C.................................       16,400         43,151
 Wolseley P.L.C........................................       28,546        204,973
 Zeneca Group P.L.C....................................       81,000      3,621,383
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $81,856,529)...................................                  79,199,441
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Smith Industries P.L.C. Contingent Rights 12/24/01
   (Cost $0)...........................................       18,000              0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $81,856,529)...................................                  79,199,441
                                                                       ------------
JAPAN -- (22.4%)
COMMON STOCKS -- (22.4%)
 Acom Co., Ltd.........................................        7,000        568,571
 Aderans Co., Ltd......................................        1,000         33,140
 Advantest Corp........................................        4,770        304,528
 Aeon Credit Service, Ltd..............................        1,000         59,537
 Aiful Corp............................................        2,000        154,326
 Ajinomoto Co., Inc....................................       30,000        305,566
 *#All Nippon Airways Co., Ltd.........................       43,000        105,827
 Alps Electric Co., Ltd................................        7,000         47,760
 Amada Co., Ltd........................................       13,000         60,504
 Amano Corp............................................        3,000         18,154
 Anritsu Corp..........................................        3,000         30,362
 Aoyama Trading Co., Ltd...............................        2,600         26,799
 *Asahi Bank, Ltd......................................      136,000        107,151
 Asahi Breweries, Ltd..................................       24,000        235,681
 Asahi Chemical Industry Co., Ltd......................       68,000        251,308
 Asahi Glass Co., Ltd..................................       56,000        327,042
 Asatsu-Dk, Inc........................................        1,700         35,832
 *Ashikaga Bank, Ltd...................................       23,000         22,418
 Autobacs Seven Co., Ltd...............................        1,800         45,323
 #Bank of Yokohama, Ltd................................       54,000        181,585
 Banyu Pharmaceutical Co., Ltd.........................        7,000        113,714
                                                            SHARES           VALUE+
                                                            ------           ------

 Benesse Corp..........................................        5,000   $    143,361
 Bridgestone Corp......................................       41,000        456,237
 CSK Corp..............................................        3,600         96,495
 Canon, Inc............................................       42,000      1,422,564
 Capcom Co., Ltd.......................................        1,000         28,347
 Casio Computer Co., Ltd...............................       11,000         57,718
 Chiba Bank, Ltd.......................................       23,000         75,661
 Chubu Electric Power Co., Ltd.........................       20,700        395,116
 Chugai Pharmaceutical Co., Ltd........................       11,000        147,690
 #Chuo Mitsui Trust & Banking Co., Ltd.................       35,000         36,104
 Citizen Watch Co., Ltd................................       12,000         63,160
 Coca-Cola West Japan Co., Ltd.........................        2,000         39,881
 Cosmo Oil Co., Ltd....................................       26,000         46,249
 Credit Saison Co., Ltd................................        7,600        166,672
 Dai Nippon Ink & Chemicals, Inc.......................       37,000         60,106
 Dai Nippon Printing Co., Ltd..........................       36,000        385,686
 #Dai Nippon Screen Mfg. Co., Ltd......................        7,000         23,653
 Daicel Chemical Industries, Ltd.......................       14,000         43,325
 *#Daiei, Inc..........................................       24,000         23,003
 Daifuku Co., Ltd......................................        3,000         13,036
 Dai-Ichi Pharmaceutical Co., Ltd......................       13,000        279,818
 Daikin Industries, Ltd................................       11,000        179,140
 Daimaru, Inc..........................................       12,000         51,464
 Daito Trust Construction Co., Ltd.....................        5,800         90,923
 *#Daiwa Bank, Ltd.....................................       90,000         76,026
 Daiwa House Industry Co., Ltd.........................       23,000        140,112
 Daiwa Kosho Lease Co., Ltd............................        7,000         16,943
 Daiwa Securities Co., Ltd.............................       64,000        429,905
 Denki Kagaku Kogyo KK.................................       22,000         50,213
 Denso Corp............................................       44,000        659,022
 *Dowa Mining Co., Ltd.................................        4,000         15,335
 East Japan Railway Co.................................          193      1,014,257
 Ebara Corp............................................       13,000         95,349
 Elsai Co., Ltd........................................       14,000        343,417
 Familymart Co., Ltd...................................        2,700         54,936
 Fanuc, Ltd............................................       11,300        532,345
 Fast Retailing Co., Ltd...............................        1,000         99,175
 Fuji Electric Co., Ltd................................       20,000         49,222
 Fuji Photo Film Co., Ltd..............................       24,000        826,540
 Fuji Soft ABC, Inc....................................        1,000         41,424
 Fujikura, Ltd.........................................       17,000         77,602
 Fujisawa Pharmaceutical Co., Ltd......................        9,000        206,148
 Fujitsu Support & Service, Inc........................        1,000         23,758
 Fujitsu, Ltd..........................................       95,000        785,521
 Fukuoka Bank, Ltd.....................................       30,000        113,308
 Furukawa Electric Co., Ltd............................       30,000        179,587
 General Sekiyu KK.....................................       19,000        134,264
 Gunma Bank, Ltd.......................................       20,000        100,718
 Gunze, Ltd............................................        8,000         29,631
 Hankyu Department Stores, Inc.........................        7,000         42,927
 *Hino Motors, Ltd.....................................       12,000         40,547
 Hirose Electric Co., Ltd..............................        1,900        154,172
 Hitachi Cable, Ltd....................................       10,000         35,901
 Hitachi Software Engineering Co., Ltd.................        1,000         42,318
 *Hitachi Zosen Corp...................................       40,000         24,367
 Hitachi, Ltd..........................................      161,000      1,190,019
 *Hokuriku Bank, Ltd...................................       23,000         27,649
 Honda Motor Co., Ltd..................................       47,000      1,782,795
 House Foods Corp......................................        4,000         37,038
 Hoya Corp.............................................        5,000        328,959
 Isetan Co., Ltd.......................................       10,000        101,449

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Ishihara Sangyo Kaisha, Ltd..........................       12,000   $     19,689
 Ishikawajima-Harima Heavy Industries Co., Ltd.........       58,000         88,096
 Ito En, Ltd...........................................        1,000         45,161
 Itochu Corp...........................................       64,000        168,947
 Itochu Techno-Science Corp. CTC.......................        1,000         56,938
 Ito-Yokado Co., Ltd...................................       20,000        898,342
 JGC Corp..............................................       12,000         80,412
 Japan Air Lines Co., Ltd..............................       84,000        225,154
 Japan Energy Corp.....................................       53,000         75,336
 Joyo Bank, Ltd........................................       39,000        115,306
 Jsr Corp., Tokyo......................................        7,000         44,633
 Jusco Co., Ltd........................................       15,000        315,557
 Kadokawa Shoten Publishing Co., Ltd...................        1,000         15,506
 Kajima Corp...........................................       40,000        126,710
 #Kaken Pharmaceutical Co., Ltd........................        3,000         18,812
 Kamigumi Co., Ltd.....................................       10,000         41,831
 *Kanebo, Ltd..........................................       19,000         32,871
 Kaneka Corp...........................................       17,000        104,942
 Kansai Electric Power Co., Inc........................       46,200        721,994
 Kao Corp..............................................       29,000        619,499
 Katokichi Co., Ltd....................................        2,000         37,201
 *Kawasaki Heavy Industries, Ltd.......................       67,000         68,570
 Kawasaki Kisen Kaisha, Ltd............................       23,000         31,759
 Kawasaki Steel Corp...................................      146,000        145,863
 Keihin Electric Express Railway Co., Ltd..............       24,000         97,079
 Keio Electric Railway Co., Ltd........................       18,000         85,529
 Keyence Corp..........................................        1,100        194,240
 Kikkoman Corp.........................................        9,000         54,022
 Kinden Corp...........................................        9,000         46,420
 Kinki Nippon Railway Co., Ltd.........................       78,280        300,745
 Kirin Brewery Co., Ltd................................       46,000        334,027
 Kokuyo Co., Ltd.......................................        6,000         53,316
 Komatsu, Ltd..........................................       46,000        154,684
 Komori Corp...........................................        2,000         21,443
 Konami Co., Ltd.......................................        6,200        209,998
 Konica Corp...........................................       16,000         89,932
 Koyo Seiko Co.........................................        6,000         21,492
 Kubota Corp...........................................       68,000        197,180
 Kuraray Co., Ltd......................................       17,000        111,156
 Kureha Chemical Industry Co., Ltd.....................        8,000         24,107
 Kurita Water Industries, Ltd..........................        5,000         62,949
 Kyocera Corp..........................................        9,000        674,000
 Kyowa Exeo Corp.......................................        5,000         33,505
 Kyowa Hakko Kogyo Co., Ltd............................       19,000        102,781
 Kyushu Electric Power Co., Inc........................       13,300        203,202
 Lawson Inc............................................        3,000         97,713
 Mabuchi Motor Co., Ltd................................        1,300        106,648
 Makino Milling Machine Co., Ltd.......................        3,000          9,308
 Makita Corp...........................................        7,000         41,449
 *Marubeni Corp........................................       72,000         61,406
 Marui Co., Ltd........................................       17,000        222,864
 Matsushita Communication Industrial Co., Ltd..........        5,000        180,318
 Matsushita Electric Industrial Co., Ltd...............      100,000      1,328,019
 #Matsushita Electric Works, Ltd.......................       20,000        176,257
 Meiji Milk Products Co., Ltd..........................       10,000         30,215
 Meiji Seika Kaisha, Ltd. Tokyo........................       17,000         72,355
 Meitec Corp...........................................        1,000         27,373
 Minebea Co., Ltd......................................       18,000        108,191
                                                            SHARES           VALUE+
                                                            ------           ------

 Mitsubishi Chemical Corp..............................      103,000   $    230,905
 Mitsubishi Corp.......................................       74,000        514,508
 Mitsubishi Electric Corp..............................      101,000        424,950
 Mitsubishi Estate Co., Ltd............................       61,000        521,233
 Mitsubishi Gas Chemical Co., Inc......................       18,000         34,797
 Mitsubishi Heavy Industries, Ltd......................      159,000        440,391
 Mitsubishi Logistics Corp.............................        7,000         57,539
 Mitsubishi Materials Corp.............................       50,000         76,351
 #Mitsubishi Paper Mills, Ltd..........................       13,000         20,485
 Mitsubishi Rayon Co. Ltd..............................       30,000         77,975
 *Mitsubishi Tokyo Financial Group, Inc................          262      1,800,134
 Mitsui & Co., Ltd.....................................       74,000        417,737
 Mitsui Chemicals, Inc.................................       22,000         70,584
 *Mitsui Engineering and Shipbuilding Co., Ltd.........       17,000         19,746
 Mitsui Fudosan Co., Ltd...............................       39,000        356,055
 Mitsui Marine & Fire Insurance Co., Ltd...............       69,790        347,488
 Mitsui Mining and Smelting Co., Ltd...................       26,000         83,206
 Mitsui O.S.K. Lines, Ltd..............................       28,000         60,951
 #Mitsukoshi, Ltd......................................       23,000         78,276
 *Mitsumi Electric Co., Ltd............................        2,000         26,560
 Mizuho Holdings, Inc..................................          243        611,863
 Mori Seiki Co., Ltd...................................        4,000         29,176
 Murata Manufacturing Co., Ltd.........................       11,000        735,325
 NEC Corp..............................................       79,000        803,374
 NGK Insulators, Ltd...................................       16,000        129,439
 NGK Spark Plug Co., Ltd...............................       11,000         85,773
 *NKK Corp.............................................       96,000         57,702
 NOF Corp..............................................        8,000         16,700
 NSK, Ltd..............................................       23,000         81,265
 NTN Corp..............................................       22,000         40,206
 *Namco, Ltd...........................................        2,200         41,457
 #Nichiei Co., Ltd.....................................        2,100         17,978
 Nichirei Corp.........................................       13,000         38,224
 Nidec Corp............................................        3,000        152,539
 Nikko Cordial Corp....................................       52,000        274,538
 Nikon Corp............................................       16,000        143,605
 Nintendo Co., Ltd., Kyoto.............................        6,700      1,152,623
 Nippon COMSYS Corp....................................        5,000         36,064
 Nippon Express Co., Ltd...............................       51,000        183,925
 Nippon Kayaku Co., Ltd................................        5,000         20,306
 *Nippon Light Metal Co., Ltd..........................       24,000         17,934
 Nippon Meat Packers, Inc., Osaka......................       10,000        103,561
 Nippon Mitsubishi Oil Co..............................       69,000        317,774
 Nippon Sanso Corp.....................................        8,000         20,209
 Nippon Sheet Glass Co., Ltd...........................       20,000         85,935
 Nippon Shinpan Co., Ltd...............................        6,000          8,772
 Nippon Shokubai Co., Ltd..............................        9,000         39,256
 Nippon Steel Corp.....................................      321,000        453,671
 Nippon Suisan Kaisha, Ltd.............................       13,000         22,280
 Nippon Telegraph & Telephone Corp.....................          779      3,226,965
 Nippon Unipac Holding.................................           42        205,368
 Nippon Yusen KK.......................................       57,000        166,209
 #Nishimatsu Construction Co., Ltd.....................       10,000         33,058
 Nissan Chemical Industries, Ltd.......................        3,000         13,792
 Nissan Motor Co., Ltd.................................      192,000        948,181
 Nisshin Seifun Group, Inc.............................        9,000         58,189
 Nisshinbo Industries, Inc.............................        9,000         38,744
 Nissin Food Products Co., Ltd.........................        6,000        129,634
 Nitto Denko Corp......................................        8,000        169,597
 Nomura Securities Co., Ltd............................       94,000      1,305,601

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Noritake Co., Ltd.....................................        4,000   $     17,350
 Obayashi Corp.........................................       33,000        121,154
 Oji Paper Co., Ltd....................................       48,000        232,367
 Oki Electric Industry Co., Ltd........................       17,000         57,442
 Okuma Corp............................................        5,000          8,650
 Okumura Corp..........................................       11,000         32,790
 Olympus Optical Co., Ltd..............................       12,000        165,698
 Omron Corp............................................       11,000        148,762
 Onward Kashiyama Co., Ltd.............................        8,000         84,408
 Oracle Corp. Japan....................................        3,000        244,892
 *#Orient Corp.........................................       31,000         39,784
 Oriental Land Co., Ltd................................        4,000        286,560
 Orix Corp.............................................        3,860        371,529
 Osaka Gas Co., Ltd....................................      116,000        303,389
 Paris Miki, Inc.......................................        1,000         29,647
 Penta-Ocean Construction Co., Ltd.....................       16,000         17,544
 Pioneer Electronic Corp...............................        8,000        192,989
 Promise Co., Ltd......................................        5,000        289,565
 Q.P. Corp.............................................        3,000         26,512
 Ricoh Co., Ltd., Tokyo................................       19,000        341,061
 Rohm Co., Ltd.........................................        5,000        675,787
 SMC Corp..............................................        3,300        333,710
 Sanden Corp...........................................        3,000          8,894
 Sankyo Co., Ltd.......................................       21,000        365,875
 Sanrio Co., Ltd.......................................        3,000         28,437
 Sanwa Shutter Corp....................................        4,000          9,162
 Sanyo Electric Co., Ltd...............................       88,000        454,597
 Sapporo Breweries, Ltd................................       11,000         30,735
 Secom Co., Ltd........................................       11,000        611,132
 *#Sega Enterprises, Ltd...............................        7,300        151,496
 Seino Transportation Co., Ltd.........................        3,000         13,889
 *#Seiyu, Ltd..........................................       12,000         26,414
 Sekisui Chemical Co., Ltd.............................       20,000         57,669
 Sekisui House, Ltd....................................       34,000        259,593
 Seven-Eleven Japan Co., Ltd...........................       23,000        954,630
 Seventy-seven (77) Bank, Ltd..........................       16,000         74,596
 Sharp Corp. Osaka.....................................       53,000        687,922
 Shimachu Co., Ltd.....................................        1,000         15,912
 Shimamura Co., Ltd....................................        1,700        106,323
 Shimano, Inc..........................................        5,000         63,355
 Shimizu Corp..........................................       38,000        152,783
 Shin-Etsu Chemical Co., Ltd...........................       20,000        757,011
 Shionogi & Co., Ltd...................................       15,000        257,684
 Shiseido Co., Ltd.....................................       19,000        184,266
 Shizuoka Bank, Ltd....................................       36,000        278,080
 *Showa Denko KK.......................................       49,000         59,700
 Showa Shell Sekiyu KK.................................       18,000        116,671
 Skylark Co., Ltd......................................        5,000        123,055
 *Snow Brand Milk Products Co., Ltd....................       10,000         18,438
 #Softbank Corp........................................       15,800        343,937
 #Sony Corp............................................       44,300      2,090,578
 Stanley Electric Co., Ltd.............................        3,000         25,220
 Sumitomo Bakelite Co., Ltd............................        6,000         38,793
 Sumitomo Bank, Ltd....................................      264,400      1,438,874
 Sumitomo Chemical Co., Ltd............................       77,000        283,319
 Sumitomo Corp.........................................       50,000        273,726
 Sumitomo Electric Industries, Ltd.....................       35,000        291,677
 Sumitomo Forestry Co., Ltd............................        6,000         35,917
 *Sumitomo Heavy Industries, Ltd.......................       17,000         13,394
 *Sumitomo Metal Industries, Ltd. Osaka................      163,000         62,226
 Sumitomo Metal Mining Co., Ltd........................       24,000         83,629
                                                            SHARES           VALUE+
                                                            ------           ------

 Sumitomo Osaka Cement Co., Ltd........................       14,000   $     22,515
 Sumitomo Realty & Development Co., Ltd................       11,000         62,632
 Sumitomo Trust & Banking Co., Ltd.....................       40,000        197,538
 Suruga Bank, Ltd......................................        7,000         41,961
 Suzuken Co., Ltd......................................        2,000         34,845
 TDK Corp..............................................        3,000        152,296
 THK Co., Ltd..........................................        3,000         46,810
 Taiheiyo Cement Corp..................................       45,000         69,812
 Taisei Corp...........................................       46,000        126,288
 Taisho Pharmaceutical Co., Ltd........................       16,000        282,661
 Taiyo Yuden Co., Ltd..................................        5,000         78,788
 Takara Shuzo Co., Ltd.................................       10,000         99,419
 Takashimaya Co., Ltd..................................       12,000         75,734
 Takeda Chemical Industries, Ltd.......................       42,000      1,917,221
 Takefuji Corp.........................................        7,000        565,728
 Takuma Co., Ltd.......................................        2,000         15,758
 Teijin, Ltd...........................................       43,000        159,265
 Teikoku Oil Co., Ltd..................................       12,000         50,879
 Terumo Corp...........................................        9,000        118,060
 Tobu Railway Co., Ltd.................................       36,000        102,928
 Toda Corp.............................................       14,000         42,870
 Toei Co., Ltd.........................................        4,000         11,339
 Toho Co., Ltd.........................................          800         91,946
 Tohuku Electric Power Co., Inc........................       24,200        363,642
 Tokio Marine & Fire Insurance Co., Ltd................       73,000        578,115
 Tokyo Broadcasting System, Inc........................        8,000        128,919
 *Tokyo Dome Corp......................................        4,000         10,429
 Tokyo Electric Power Co., Ltd.........................       65,300      1,503,671
 Tokyo Electron, Ltd...................................        8,000        424,966
 Tokyo Gas Co., Ltd....................................      135,000        368,434
 Tokyo Style Co., Ltd..................................        4,000         34,764
 Tokyu Corp............................................       53,000        204,913
 Toppan Printing Co., Ltd..............................       31,000        283,270
 Toray Industries, Inc.................................       66,000        180,659
 Toshiba Corp..........................................      155,000        662,223
 Tosoh Corp............................................       22,000         46,818
 Tostem Corp...........................................       15,240        206,475
 Toto, Ltd.............................................       16,000         86,033
 Toyo Information System Co., Ltd......................        2,000         52,633
 Toyo Seikan Kaisha, Ltd...............................        9,300        122,524
 Toyobo Co., Ltd.......................................       26,000         36,746
 Toyoda Automatic Loom Works, Ltd......................        8,000        125,216
 Toyoda Gosei Co., Ltd.................................        3,000         45,080
 Toyota Motor Corp.....................................      178,000      4,554,253
 Trans Cosmos, Inc.....................................        1,000         28,835
 *Trend Micro Inc......................................        3,000         78,219
 Tsubakimoto Chain Co..................................        4,000          9,325
 *UFJ Holdings, Inc....................................           68        225,259
 UNY Co., Ltd..........................................        9,000         98,615
 Ube Industries, Ltd...................................       37,000         50,790
 Uni-Charm Corp........................................        3,000         78,706
 *Ushio Inc............................................        2,000         25,017
 Wacoal Corp...........................................        7,000         67,319
 #World Co., Ltd.......................................        2,000         59,294
 Yakult Honsha Co., Ltd................................        8,000         65,629
 Yamaha Corp...........................................        9,000         75,880
 Yamaha Motor Co., Ltd.................................        6,000         36,112
 Yamanouchi Pharmaceutical Co., Ltd....................       17,000        477,762
 Yamato Transport Co., Ltd.............................       22,000        419,037
 Yamazaki Baking Co., Ltd..............................        9,000         60,309

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Yasuda Fire & Marine Insurance Co., Ltd..............       25,000   $    153,514
 Yokogawa Electric Corp................................       12,000         97,372
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $109,762,454)..................................                  75,938,440
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $933).........................................                         939
                                                                       ------------
TOTAL -- JAPAN
  (Cost $109,763,387)..................................                  75,939,379
                                                                       ------------
FRANCE -- (10.9%)
COMMON STOCKS -- (10.9%)
 AXA...................................................       79,864      1,744,848
 Accor SA..............................................        9,340        309,432
 Air Liquide...........................................        3,865        541,208
 Air Liquide Prime Fidelite............................        2,303        322,484
 Air Liquide Prime Fidelite 2002.......................        2,900        411,570
 Alcatel SA............................................       57,500      1,049,274
 Alstom SA.............................................        9,900        116,124
 Altran Technologies SA................................        4,100        183,153
 *Atos Origin..........................................        2,000        134,847
 Aventis...............................................       36,165      2,525,805
 Banque Nationale de Paris.............................       21,269      1,866,337
 Bouygues..............................................       15,770        543,637
 *Business Objects SA..................................        2,800         95,271
 Cap Gemini SA.........................................        5,850        375,047
 Carrefour.............................................       33,750      1,748,211
 Casino Guichard Perrachon.............................        4,400        345,714
 *Castorama Dubois Investissements SA..................        4,400        210,974
 Cie de Saint-Gobain...................................        3,984        581,109
 Cie Generale D'Optique Essilor Intenational SA........        4,300        125,902
 Club Mediterranee SA..................................          700         28,218
 Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................        1,090        128,342
 Dassault Systemes SA..................................        5,000        237,281
 #Eurafrance...........................................        1,950        110,873
 #France Telecom SA....................................       52,752      2,083,024
 Gecina SA.............................................          784         63,215
 Generale des Establissements Michelin SA Series B.....        5,909        193,277
 Groupe Danone.........................................        7,042        814,028
 Imerys SA.............................................          600         58,291
 L'Oreal...............................................       32,100      2,208,847
 #LVMH (Louis Vuitton Moet Hennessy)...................       23,235        943,073
 Lafarge SA............................................        3,398        305,626
 Lafarge SA Prime Fidelite.............................        4,689        421,742
 Lagardere SCA.........................................        6,500        269,179
 Pechiney SA Series A..................................        3,355        163,722
 Pernod-Ricard SA......................................        2,660        196,495
 Peugeot SA............................................       12,300        520,714
 Pinault Printemps Redoute SA..........................        5,600        736,591
 Publicis Groupe.......................................        6,100        152,443
 SGE (Societe Generale d'Enterprise SA)................        4,240        238,040
 Sanofi Synthelabo.....................................       34,656      2,401,797
 Schneider SA..........................................        9,499        434,626
 Seb SA................................................          300         15,808
 Seb SA Prime Fidelity.................................          600         31,617
                                                            SHARES           VALUE+
                                                            ------           ------

 Simco SA..............................................        1,100   $     74,855
 Societe BIC SA........................................        2,200         72,886
 Societe Generale, Paris...............................       19,828      1,079,442
 *Societe Television Francaise 1.......................        9,700        235,547
 Sodexho Alliance SA...................................        6,866        281,017
 Suez (ex Suez Lyonnaise des Eaux).....................       48,270      1,458,706
 Thales SA.............................................        7,924        283,806
 *Thomson Multimedia...................................       12,200        337,001
 Total SA..............................................       34,406      4,390,014
 Unibail SA............................................        1,800         92,190
 #Usinor SA............................................       10,700        134,322
 Valeo SA..............................................        3,500        132,407
 Vivendi Universal SA..................................       51,336      2,626,970
 Zodiac SA.............................................          200         35,816
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,206,294)...................................                  37,222,795
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $5,148).......................................        1,521          9,670
                                                                       ------------
TOTAL -- FRANCE
  (Cost $39,211,442)...................................                  37,232,465
                                                                       ------------
GERMANY -- (7.9%)
COMMON STOCKS -- (7.9%)
 Adidas-Salomon AG.....................................        1,900        122,831
 *Aixtron AG...........................................        2,400         58,452
 Allianz AG............................................       13,708      3,228,098
 *Altana AG............................................        5,300        265,992
 BASF AG...............................................       27,650      1,063,347
 Bayer AG..............................................       33,300      1,079,368
 Bayerische Vereinsbank AG.............................       23,700        769,260
 Beiersdorf AG.........................................        3,800        420,211
 Bilfinger & Berger Bau AG, Mannheim...................          800         17,335
 Buderus AG............................................        2,700         66,653
 Continental AG........................................        5,300         65,015
 *D. Logistics AG......................................        1,200         10,852
 DaimlerChrysler AG, Stuttgart.........................       45,652      1,917,121
 Deutsche Bank AG......................................       26,988      1,747,132
 Deutsche Lufthansa AG.................................       17,400        228,246
 Deutsche Post AG......................................       42,000        597,572
 Deutsche Telekom AG...................................      158,620      2,665,870
 Douglas Holding AG....................................        1,500         35,458
 Dyckerhoff AG.........................................          900         12,378
 *Em TV & Merchandising AG.............................        5,900         10,302
 *Epcos AG.............................................        2,800        130,370
 Fag Kugelfischer Georg Schaefer AG....................        2,500         26,526
 Fresenius Medical Care AG.............................        2,900        189,686
 Gehe AG...............................................        3,000        114,566
 Heidelberger Zement AG, Heidelberg....................        2,300        107,502
 Hochtief AG...........................................        3,160         44,705
 *Infineon Technologies AG.............................       23,600        459,186
 Kamps AG, Duesseldorf.................................        3,500         28,048
 Karstadt Quelle AG....................................        5,350        194,011
 Linde AG..............................................        5,000        214,896
 MAN AG................................................        4,650         93,057
 Merck KGAA............................................        1,900         69,581
 Metro AG..............................................       13,840        470,908
 Munchener Rueckversicherungs..........................        8,000      2,159,703
 Preussag AG...........................................        7,336        188,849

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Rwe AG (Neu)..........................................          800   $     22,421
 Rwe AG (NEU) Series A.................................       24,050        897,983
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................       11,900      1,475,220
 *SGL Carbon AG........................................          700         17,362
 Schering AG...........................................        9,000        489,560
 Siemens AG............................................       40,425      2,385,351
 *Software AG..........................................          700         30,085
 ThyssenKrupp AG.......................................       23,400        333,142
 Veba AG...............................................       34,798      1,754,202
 Volkswagen AG.........................................       14,220        623,896
 *WCM Beteiligungs AG..................................       11,608        133,560
                                                                       ------------
TOTAL -- GERMANY
  (Cost $33,700,542)...................................                  27,035,869
                                                                       ------------
SWITZERLAND -- (7.1%)
COMMON STOCKS -- (7.1%)
 ABB, Ltd..............................................       90,137        941,442
 Adecco SA.............................................       10,613        547,796
 Ascom Holding AG......................................          949         20,976
 Charles Voegele Holding AG............................          371         15,567
 Ciba Spezialitaetenchemie Holding AG..................        3,066        189,904
 Cie Financiere Richemont AG Series A..................       24,100        456,597
 *Credit Swisse Group..................................       55,600      2,143,929
 Fischer (Georg) AG, Schaffhausen......................          145         26,679
 Forbo Holding AG, Eglisau.............................          102         31,217
 Givaudan SA, Vernier..................................          398        122,050
 Holcim, Ltd...........................................        2,069        425,914
 Jelmoli Holding AG, Zuerich...........................           19         19,383
 *Kudelski SA..........................................        2,060        138,852
 Kuoni Reisen Holding AG...............................          110         28,055
 *Logitech International SA............................        1,780         62,151
 Lonza Group AG, Zuerich...............................          297        185,761
 Nestle SA, Cham und Vevey.............................       18,230      3,758,272
 Novartis AG...........................................      144,093      5,057,426
 *Phonak Holding AG....................................        2,600         60,232
 Publicitas Holding SA, Lausanne.......................          104         22,609
 Roche Holding AG......................................        7,900        656,019
 Roche Holding AG......................................       32,500      2,323,839
 Schindler Holding AG, Hergiswil.......................           21         29,266
 Schindler Holding AG, Hergiswil Partizipsch...........           55         77,317
 *Serono SA............................................          538        444,307
 Societe Generale de Surveillance Holding SA...........          310         50,450
 Sulzer AG, Winterthur.................................          165         24,347
 Sulzer Medic AG.......................................          330         12,915
 *Swatch Group AG......................................        1,580        142,717
 Swiss Reinsurance Co., Zurich.........................       13,600      1,370,909
 Swisscom AG...........................................        1,118        304,146
 *Syngenta AG..........................................        2,863        145,168
 *The Swatch Group AG..................................        5,850        111,900
 *UBS AG...............................................       60,453      3,001,010
 Unaxis Holding AG.....................................          555         56,114
 Valora Holding AG.....................................          110         17,634
 Zurich Versicherungs-Gesellschaft - Allied AG.........        3,892        991,440
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,761,116)...................................                  24,014,310
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

RIGHTS/WARRANTS -- (0.0%)
 *Swiss Reinsurance Co. Rights 12/11/01
   (Cost $0)...........................................       13,600   $          0
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $23,761,116)...................................                  24,014,310
                                                                       ------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
 ABN-AMRO Holding NV...................................       74,012      1,202,806
 AKZO Nobel NV.........................................       13,700        617,642
 Aegon NV..............................................       67,753      1,804,813
 Buhrmann NV...........................................        5,829         59,395
 Elsevier NV...........................................       35,400        409,527
 Getronics NV..........................................       11,878         43,925
 Hagemeyer NV..........................................        4,758         81,287
 Heineken NV...........................................       23,562        875,542
 IHC Caland NV.........................................        1,143         51,274
 Ing Groep NV..........................................       89,410      2,337,684
 KLM (Koninklijke Luchtvaart Mij) NV...................        2,377         28,797
 Koninklijke Ahold NV..................................       39,758      1,174,777
 *#Koninklijke KPN NV..................................       55,376        252,877
 Koninklijke Philips Electronics NV....................       63,412      1,731,762
 Koninklijke Vendex KBB NV.............................        4,178         39,879
 Koninklijke Vopak NV..................................        1,700         26,760
 *Norit NV.............................................       22,450        396,004
 Oce NV................................................        2,991         27,317
 Royal Dutch Petroleum Co., Den Haag...................      103,300      4,994,717
 TNT Post Groep NV.....................................       23,170        473,018
 Unilever NV...........................................       27,542      1,568,445
 *United Pan-Europe Communications NV Series A.........       21,200          9,491
 Vedior NV, Amsterdam..................................        7,127         78,301
 Vnu NV................................................       11,337        365,441
 Wolters Kluwer NV.....................................       13,088        283,600
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $20,807,582)...................................                  18,935,081
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Unilever NV
   (Cost $114,431).....................................       19,200         95,070
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $20,922,013)...................................                  19,030,151
                                                                       ------------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 Acea SpA..............................................        4,000         28,366
 *#Alitalia Linee Aeree Italiane SpA Series A..........       50,000         47,367
 Alleanza Assicurazioni SpA............................       13,612        142,967
 Assicurazioni Generali SpA, Trieste...................       51,014      1,400,028
 Autogrill SpA, Novara.................................       10,000         90,614
 Autostrade Concessioni e Costruzioni Autostrade SpA
   Series A............................................       47,000        312,262
 Banca di Roma SpA.....................................       54,750        122,068
 *Banca Fideuram SpA...................................       15,000        110,806
 Banca Nazionale del Lavoro SpA BNL....................       42,000         94,393
 Banca Popolare di Milano..............................        9,520         33,415
 Benetton Group SpA....................................        6,950         74,676
 *#Bipop-Carire SpA....................................       38,000         64,988

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bulgari SpA...........................................       10,000   $     84,794
 Credito Italiano......................................      204,000        769,005
 Eni SpA...............................................      163,000      1,916,325
 Ente Nazionale per L'Energia Elettrica SpA............      247,000      1,413,236
 #Fiat SpA.............................................       13,990        232,369
 Fiat SpA..............................................        3,000         35,995
 #Gruppo Editoriale L'espresso SpA.....................       16,000         49,856
 Intesabci SpA.........................................      212,627        516,898
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....        4,680         35,912
 Italgas Sta Italiana Per Il Gas SpA...................       13,500        120,879
 Luxottica Group SpA...................................        7,000        108,370
 Mediaset SpA..........................................       48,000        359,306
 #Mediobanca SpA.......................................       25,000        269,067
 *Mediolanum SpA.......................................       14,000        125,732
 Mondadori (Arnoldo) Editore SpA.......................       10,500         67,410
 Parmalat Finanziaria SpA..............................       28,600         77,337
 Pirelli SpA...........................................       70,000        117,521
 RAS SpA (Riunione Adriatica di Sicurta)...............       29,303        356,573
 Rinascente per l'Esercizio di Grande Magazzini SpA....       10,000         37,249
 #SAI SpA (Sta Assicuratrice Industriale), Torino......        2,000         27,399
 SNIA SpA..............................................       20,400         27,089
 San Paolo-IMI SpA.....................................       55,607        612,921
 *Seat Pagine Gialle SpA, Torino.......................       11,060          9,329
 *Sirti SpA............................................        4,000          3,510
 Telecom Italia Mobile SpA.............................      331,740      1,874,321
 Telecom Italia SpA, Torino............................      212,500      1,809,490
 *#Tiscali SpA.........................................       13,000        127,926
                                                                       ------------
TOTAL -- ITALY
  (Cost $15,754,264)...................................                  13,707,769
                                                                       ------------
AUSTRALIA -- (3.5%)
COMMON STOCKS -- (3.5%)
 AMP, Ltd..............................................       53,725        532,570
 Amcor, Ltd............................................       25,002         91,119
 Aristocrat Leisure, Ltd...............................       17,000         57,004
 Australia & New Zealand Banking Group, Ltd............       60,978        533,108
 Australian Gas Light Company..........................       16,265         75,063
 Australian Stock Exchange, Ltd........................        3,400         19,668
 BRL Hardy, Ltd........................................        5,817         31,850
 Boral, Ltd............................................       13,519         22,782
 Brambles Industries, Ltd..............................       41,993        216,730
 Broken Hill Proprietary Co., Ltd......................      174,800        913,071
 CSL, Ltd..............................................        6,067        151,327
 CSR, Ltd..............................................       53,442        185,677
 Coca-Cola Amatil, Ltd.................................       45,669        126,842
 Cochlear, Ltd.........................................        2,000         46,810
 Coles Myer, Ltd.......................................       50,710        216,275
 Commonwealth Bank of Australia........................       60,720        903,228
 Computershare, Ltd....................................       21,742         62,829
 E.R.G. Limited........................................       25,140          7,061
 Fosters Brewing Group, Ltd............................       95,190        242,598
 Futuris Corp., Ltd....................................       13,680         12,544
 Goodman Fielder, Ltd..................................       43,872         31,718
 Harvey Norman Holdings, Ltd...........................       34,414         63,918
 Iluka Resources, Ltd..................................        8,599         17,103
 James Hardies Industries NV...........................       18,584         52,195
                                                            SHARES           VALUE+
                                                            ------           ------

 John Fairfax Holdings, Ltd............................       29,385   $     54,562
 Leighton Holdings, Ltd................................       11,805         67,540
 Lend Lease Corp., Ltd.................................       19,078        118,081
 MIM Holdings..........................................       53,718         30,734
 Macquarie Bank, Ltd...................................        7,200        131,069
 Mayne Nickless, Ltd...................................       35,416        133,161
 Mirvac, Ltd...........................................       24,129         48,944
 #National Australia Bank, Ltd.........................       74,078      1,217,019
 Newcrest Mining, Ltd..................................        7,154         13,321
 News Corp., Ltd.......................................      118,476        773,408
 News Corp., Ltd.......................................       97,324        744,110
 Normandy Mining, Ltd..................................       89,416         74,411
 Nrma Insurance Group, Ltd.............................       47,200         74,139
 Onesteel, Ltd.........................................       19,265         10,721
 Orica, Ltd............................................        9,622         34,541
 Origin Energy, Ltd....................................       13,743         20,729
 Pacific Dunlop, Ltd...................................       39,727         20,043
 Paperlinx, Ltd........................................        7,931         19,371
 Publishing and Broadcasting, Ltd......................       26,231        138,069
 QBE Insurance Group, Ltd..............................       21,654         79,964
 Rio Tinto, Ltd........................................       23,684        427,646
 Santos, Ltd...........................................       25,856         86,619
 Sonic Healthcare, Ltd.................................        5,044         20,219
 Sons of Gwalia, Ltd...................................        5,442         20,510
 Southcorp, Ltd........................................       29,805        119,567
 Suncorp-Metway Limited................................       14,375         98,662
 Tab, Ltd..............................................       16,900         23,909
 Tabcorp Holdings, Ltd.................................       15,910         85,299
 Telstra Corp., Ltd....................................      304,900        872,208
 *Transurban Group.....................................       20,700         50,279
 WMC, Ltd..............................................       48,907        240,128
 Wesfarmers, Ltd.......................................       17,669        293,158
 Westfield Holdings, Ltd...............................       21,178        176,692
 Westpac Banking Corp..................................       83,032        644,986
 Woodside Petroleum, Ltd...............................        6,666         46,081
 Woolworths, Ltd.......................................       51,358        296,237
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,697,279)...................................                  11,919,227
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $84,341)......................................                      84,191
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights..........................        9,878              0
 *ERG, Ltd. Rights. 12/11/01...........................        7,542            118
 *Harvey Norman Holdings, Ltd. Rights 12/19/01.........        1,274            596
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         714
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $11,781,620)...................................                  12,004,132
                                                                       ------------
SPAIN -- (3.5%)
COMMON STOCKS -- (3.5%)
 Acerinox SA...........................................        2,600         81,481
 Aguas de Barcelona SA.................................        6,071         79,746
 Autopistas Concesionaria Espanola SA..................       12,811        125,722
 Banco Bilbao Vizcaya SA...............................      162,300      1,996,743
 Banco Santander Central Hispanoamerica SA.............      231,684      1,974,921

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Coporacion Financiera Reunida SA.....................        6,070   $     59,297
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................        6,600         39,949
 Cortefiel SA..........................................        2,000         11,891
 Ebro Puleva SA........................................        5,520         57,581
 Empresa Nacional de Celulosa SA.......................        1,100         15,217
 Endesa SA, Madrid.....................................       53,700        859,242
 Fabrica Espanola de Productos Quimicos y Farmaceuticos
   SA..................................................        1,650         18,438
 Fomento de Construcciones y Contratas SA..............        6,000        128,508
 Gas Natural SA, Buenos Aires..........................       22,700        397,975
 Grupo Dragados SA, Madrid.............................        8,700        107,891
 Iberdrola SA..........................................       45,700        586,789
 *Inmobiliaria Urbis SA................................        4,700         18,727
 Metrovacesa SA........................................        2,136         28,593
 OCP Construcciones SA, Madrid.........................        2,700         63,945
 Portland Valderrivas SA...............................          900         19,744
 *Promotora de Informaciones SA........................        8,600         84,012
 Prosegur Cia de Seguridad SA..........................        1,800         24,901
 *Puleva Biotech SA....................................        4,600              0
 Repsol SA.............................................       62,000        871,582
 *Societe General de Aguas de Barcelona SA Issue 01....           60            779
 Sol Melia SA..........................................        8,400         63,405
 Tabacalera SA.........................................       15,500        247,041
 *Tele Pizza SA........................................        7,000         11,407
 *Telefonica de Espana SA..............................      237,297      3,206,257
 Telefonica Publicidad e Informacion S.A...............       14,600         58,566
 *Terra Networks SA....................................       29,400        245,610
 Union Fenosa SA.......................................       15,400        240,896
 Vallehermoso SA.......................................        5,400         35,442
 Zardoya Otis Em.......................................          623          5,790
 Zardoya Otis SA.......................................        6,230         58,573
 *Zeltia SA............................................        8,400         68,444
                                                                       ------------
TOTAL -- SPAIN
  (Cost $12,532,781)...................................                  11,895,105
                                                                       ------------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Amer-Yhtymae Oyj Series A.............................          800         19,162
 *Comptel Oyj..........................................        2,997         10,063
 Finnlines Oyj.........................................          700         13,476
 Fortum Oyj............................................       50,736        231,688
 Hartwall Oyj Series A.................................        3,520         74,067
 Instrumentarium Oy....................................          800         33,595
 #Kemira Oyj...........................................        7,700         57,570
 Kesko Oyj.............................................        4,800         39,455
 Kone Corp.............................................        1,000         67,728
 Metra Oyj Series B....................................        3,200         57,449
 Metso Oyj.............................................        8,133         78,284
 Nokia Oyj.............................................      220,893      5,162,253
 Orion-Yhtyma Oyj Series A.............................        1,200         20,845
 Orion-Yhtyma Oyj Series B.............................        1,100         19,108
 Outokumpu Oyj Series A................................        7,400         73,879
 Pohjola Group Insurance Corp. Series A................        2,200         39,004
 Rautaruukki Oy Series K...............................        5,100         19,271
 Sampo Insurance Co., Ltd..............................       25,500        200,699
 #Sonera Group Oyj.....................................       44,612        231,285
 *Sonera Oyj I-........................................       22,306        115,642
                                                            SHARES           VALUE+
                                                            ------           ------

 Stockmann Oy AB.......................................          600   $      5,802
 Stora Enso Oyj Series R...............................       33,400        426,165
 Tietoenator Corp......................................        2,800         72,080
 Upm-Kymmene Oyj.......................................       15,500        523,921
 Uponor Oyj Series A...................................        1,400         22,940
                                                                       ------------
TOTAL -- FINLAND
  (Cost $8,586,699)....................................                   7,615,431
                                                                       ------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 Assa Abloy AB Series B................................       13,900        193,850
 Assidoman AB..........................................        4,600        110,651
 Atlas Copco AB Series A...............................        6,300        132,085
 Atlas Copco AB Series B...............................        2,600         51,104
 *Billerud AB..........................................        2,123         12,717
 Drott Series B........................................        2,400         24,036
 Electrolux AB Series B................................       16,800        242,942
 Gambro AB Series A....................................       11,300         72,449
 Gambro AB Series B....................................        2,700         17,311
 Graenges AB...........................................        1,100         15,238
 Hennes & Mauritz AB Series B..........................       33,000        657,898
 Hoeganges AB Series B.................................        1,300         19,894
 Holmen AB Series B....................................        2,900         64,737
 *Modern Times Group AB Series B.......................        1,800         38,749
 *Netcom AB Series B...................................        4,700        151,109
 Nobelpharma AB........................................          900         36,222
 Nordic Baltic Holdings AB.............................      134,748        668,441
 Om Gruppen AB.........................................        2,500         32,291
 SSAB Swedish Steel Series A...........................        1,700         15,514
 Sandvik AB............................................       11,600        245,376
 Securitas AB Series B.................................       15,400        274,587
 Skandia Insurance AB..................................       42,600        316,987
 Skandinaviska Enskilda Banken Series A................       30,400        267,465
 Skanska AB Series B...................................       16,400        105,915
 Svenska Cellulosa AB Series B.........................       10,400        260,875
 Svenska Handelsbanken Series A........................       32,100        429,641
 Svenska Kullagerfabriken AB Series A..................        1,300         22,632
 Svenska Kullagerfabriken AB Series B..................        2,500         44,576
 Swedish Match AB (Frueher Svenska Taendsticks AB).....       15,500         77,616
 Telefon AB L.M. Ericsson Series A.....................       12,000         66,829
 Telefon AB L.M. Ericsson Series B.....................      366,300      2,022,804
 Telia AB..............................................      135,600        590,171
 Trelleborg AB Series B................................        2,200         17,091
 Volvo AB Series A.....................................        5,400         80,868
 Volvo AB Series B.....................................       12,600        198,717
 WM-Data AB Series B...................................        8,500         21,242
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $8,928,664)....................................                   7,600,630
                                                                       ------------
HONG KONG -- (2.0%)
COMMON STOCKS -- (2.0%)
 ASM Pacific Technology, Ltd...........................       12,000         21,542
 Amoy Properties, Ltd..................................      113,500        114,977
 Bank of East Asia, Ltd................................       52,571        110,892
 CLP Holdings, Ltd.....................................      100,200        388,026
 Cathay Pacific Airways, Ltd...........................      123,000        147,470
 Cheung Kong Holdings, Ltd.............................       91,000        880,998

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Cheung Kong Infrastructure Holdings, Ltd..............       88,000   $    139,924
 Esprit Holdings, Ltd..................................       28,158         31,593
 Giordano International, Ltd...........................       40,000         18,209
 Hang Lung Development Co., Ltd........................       40,000         34,109
 Hang Seng Bank, Ltd...................................       77,000        834,323
 Henderson Land Development Co., Ltd...................       69,000        261,453
 Hong Kong and Shanghai Hotels, Ltd....................       27,500          9,080
 Hong Kong Electric Holdings, Ltd......................       83,707        306,446
 Hong Kong Exchanges & Clearing, Ltd...................       18,000         25,851
 Hutchison Whampoa, Ltd................................      171,100      1,585,165
 Hysan Development Co., Ltd............................       39,135         35,880
 Johnson Electric Holdings, Ltd........................      148,000        167,954
 Li & Fung, Ltd........................................      110,000        122,715
 New World Development Co., Ltd........................       85,427         70,655
 Oriental Press Group, Ltd.............................       69,600          7,943
 *#Pacific Century Cyberworks, Ltd.....................      881,326        251,451
 Shangri-La Asia, Ltd..................................       76,000         47,022
 Sino Land Co., Ltd....................................      132,916         43,461
 South China Morning Post (Holdings), Ltd..............       60,000         31,929
 Sung Hungkai Properties, Ltd..........................       96,506        711,556
 Swire Pacific, Ltd. Series A..........................       37,000        179,816
 Television Broadcasts, Ltd............................       15,000         52,702
 Varitronix International, Ltd.........................        9,147          5,513
 Wharf Holdings, Ltd...................................       98,542        212,284
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,123,966)....................................                   6,850,939
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $8,612).......................................                       8,613
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $8,132,578)....................................                   6,859,552
                                                                       ------------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
 Bang & Olufsen Holding A.S. Series B..................          290          6,105
 Carlsberg A.S. Series A...............................          680         24,539
 Carlsberg A.S. Series B...............................        2,880        117,789
 Coloplast A.S. Series B...............................          970         64,175
 Dampskibsselskabet AF (1912) A.S......................           45        304,216
 Dampskibsselskabet Svendborg A.S......................           31        279,677
 Danisco A.S...........................................        2,450         87,530
 Danske Bank A.S.......................................       33,656        532,380
 *East Asiatic Co., Ltd................................          900         18,838
 FLS Industries........................................          890          6,423
 Falck A.S.............................................          870        105,700
 Gn Great Nordic.......................................        9,620         56,703
 *H. Lundbeck A.S......................................       11,002        295,128
 *ISS A.S..............................................        1,763         97,554
 Koebenhavns Lufthavne.................................          280         15,594
 *Navision Software A.S................................          866         22,397
 *Neg Micon A.S........................................        7,660        227,133
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........        1,100         13,894
 Novo-Nordisk AS Series B..............................       14,150        549,785
 Novozymes A.S. Series B...............................        2,830         55,489
 Sas Danmark A.S.......................................        1,980         14,291
                                                            SHARES           VALUE+
                                                            ------           ------

 Sparkasse Regensburg..................................          880   $     21,912
 TK Development........................................          614         13,295
 Tele Danmark A.S......................................       10,210        356,170
 *Topdanmark A.S.......................................        1,300         30,494
 Vestas Wind Systems A.S...............................        4,400        146,611
 *William Demant Holding...............................        3,260         89,018
                                                                       ------------
TOTAL -- DENMARK
  (Cost $3,980,114)....................................                   3,552,840
                                                                       ------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 AGFA-Gevaert NV, Mortsel..............................        7,300         80,398
 Barco (New) NV........................................          400         14,326
 *Barconet NV..........................................          800          4,033
 Bekaert SA............................................          700         23,116
 Cie Martime Belge SA..................................          300         13,001
 Colruyt SA Halle......................................        1,700         73,978
 D'Ieteren SA..........................................          290         40,975
 Delhaize Freres & cie le Lion SA Molenbeek-Saint
   Jean................................................        2,700        143,846
 *Dexia SA.............................................       14,100        195,690
 Electrabel SA.........................................        2,800        589,173
 Fortis AG Series B....................................       29,579        695,497
 Glaverbel SA..........................................          200         18,803
 *Heidelberger Zement AG VVPR..........................          266              2
 *Interbrew SA.........................................        8,600        227,163
 KBC Bancassurance Holding SA..........................       15,700        482,744
 Solvay SA.............................................        4,400        251,750
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............       11,500            103
 *Total Fina SA VVPR Strips............................        2,250             20
 UCB SA................................................        7,600        296,019
 Union Miniere SA......................................        1,100         42,668
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,127,800)....................................                   3,193,305
                                                                       ------------
SINGAPORE -- (0.9%)
COMMON STOCKS -- (0.9%)
 *Allgreen Properties, Ltd.............................       41,000         20,264
 Capitaland, Ltd.......................................      115,500         94,617
 *#Chartered Semiconductor Manufacturing, Ltd..........       55,000        122,551
 City Developments, Ltd................................       32,000         84,235
 Creative Technology Co., Ltd..........................        3,000         22,282
 Cycle & Carriage, Ltd.................................        7,047         10,507
 DBS Group Holdings, Ltd...............................       55,000        342,423
 Fraser & Neave, Ltd...................................       10,000         40,414
 Keppel Corp., Ltd.....................................       25,000         36,318
 Keppel Land, Ltd......................................       22,000         19,824
 Natsteel, Ltd.........................................       12,000          5,374
 *Neptune Orient Lines, Ltd............................       23,000         11,054
 Overseas Chinese Banking Corp., Ltd...................       59,000        344,771
 Overseas Union Enterprise, Ltd........................        6,000         19,333
 Parkway Holdings, Ltd.................................       20,000         10,267
 Sembcorp Industries, Ltd..............................       52,000         39,758
 *Sembcorp Logistics, Ltd..............................       39,000         38,338
 Sembcorp Marine, Ltd..................................       55,000         23,879
 Singapore Airlines, Ltd...............................       55,000        282,349
 Singapore Land, Ltd...................................       11,000         20,545
 Singapore Press Holdings..............................       21,000        217,905

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Singapore Technologies Engineering, Ltd...............      132,000   $    145,620
 Singapore Telecommunications, Ltd.....................      707,000        679,559
 Smrt Corporation, Ltd.................................       59,000         23,522
 *St Assembly test Services, Ltd.......................       38,000         36,110
 United Industrial Corp., Ltd..........................       32,000         11,796
 United Overseas Bank, Ltd.............................       48,000        301,463
 United Overseas Land, Ltd.............................       22,000         21,386
 Venture Manufacturing (Singapore), Ltd................        7,000         45,493
 Wing Tai Holdings, Ltd................................       19,000          7,160
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,979,539)....................................                   3,079,117
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $1,684).......................................                       1,689
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $4,981,223)....................................                   3,080,806
                                                                       ------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................       50,579        526,251
 CRH P.L.C.............................................       29,478        488,300
 DCC P.L.C.............................................        4,814         49,570
 *Elan Corp. P.L.C.....................................        9,909        443,626
 Greencore Group P.L.C.................................        5,201         12,481
 Independent News & Media P.L.C........................       29,717         48,960
 *Iona Technologies P.L.C..............................        1,178         20,568
 Irish Permanent P.L.C.................................       16,243        181,800
 Jefferson Smurfit Group P.L.C.........................       60,968        130,472
 Jurys Hotel Group P.L.C...............................        2,694         18,212
 Kerry Group P.L.C.....................................        9,689        122,325
 *Ryanair Holdings P.L.C...............................       18,851        214,365
 Waterford Wedgwood P.L.C..............................       42,263         31,030
                                                                       ------------
TOTAL -- IRELAND
  (Cost $2,515,619)....................................                   2,287,960
                                                                       ------------
PORTUGAL -- (0.6%)
COMMON STOCKS -- (0.6%)
 BPI SGPS SA...........................................       37,462         81,175
 *Banco Comercial Portugues SA.........................      133,019        546,693
 Banco Espirito Santo e Comercial de Lisboa............       12,880        160,305
 Brisa Auto Estradas de Portugal SA....................       16,600        141,204
 Cimpor Cimentos de Portugal SA........................        6,180        103,865
 Electricidade de Portugal SA..........................      117,800        270,024
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        5,600         40,766
 *PT Multimedia Servicos de Telecomunicacoes e
   Multimedia SGPS SA..................................        4,000         27,041
 *Portugal Telecom SA..................................       71,530        545,048
 Sonae SGPS SA.........................................      108,923         75,098
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,630,813)....................................                   1,991,219
                                                                       ------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................        3,400         57,856
                                                            SHARES           VALUE+
                                                            ------           ------

 Den Norske Bank ASA Series A..........................       36,500   $    152,415
 Elkem ASA.............................................        2,500         42,821
 *Kvaerner ASA.........................................        5,473          7,843
 *Merkantildata ASA....................................        6,800          8,222
 Nera ASA..............................................        6,300         16,786
 Norsk Hydro ASA.......................................       15,700        608,136
 Norske Skogindustrier ASA Series A....................        5,000         86,761
 *Opticom Asa..........................................          600         31,234
 Orkla ASA Series A....................................       11,471        188,775
 *Petroleum Geo Services ASA...........................        4,600         29,353
 Schibsted ASA.........................................        2,700         27,204
 Smedvig ASA Series A..................................        3,800         25,950
 Storebrand ASA........................................       14,500         80,190
 *Tandberg ASA.........................................        2,800         57,363
 *Tandberg Television ASA..............................        2,800         13,228
 Tomra Systems ASA.....................................        9,200         98,051
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,786,488)....................................                   1,532,188
                                                                       ------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 Alpha Credit Bank.....................................        7,170        133,922
 Athens Water & Sewerage Public Co.....................        4,100         26,432
 *Attica Enterprises S.A. Holdings.....................        3,130         14,798
 Bank of Piraeus S.A...................................        6,510         58,407
 EFG Eurobank Ergasias S.A.............................       11,390        165,013
 Hellenic Bottling Co., S.A............................        9,200        134,768
 Hellenic Duty Free Shops S.A..........................        2,000         20,343
 Hellenic Petroleum S.A................................       10,100         68,912
 Hellenic Technodomiki S.A.............................        3,900         23,397
 Intracom S.A..........................................        3,310         46,709
 Lambrakis Press S.A...................................        2,260         10,604
 Mailis (M.J.) S.A.....................................        2,800         13,689
 *National Bank of Greece..............................        9,100        223,259
 Panafon Hellenic Telecommunications Co. S.A...........       15,380         77,945
 Titan Cement Co.......................................        1,140         39,871
                                                                       ------------
TOTAL -- GREECE
  (Cost $1,162,620)....................................                   1,058,069
                                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................          754          4,523
 BBAG Oesterreichische Brau-Beteiligungs AG............          498         16,744
 BWT AG................................................          880         20,881
 Bayerische Hypo- Und Vereinsbank AG...................        4,948        157,723
 Bohler Uddeholm AG....................................          480         19,126
 *Erste Bank der Oesterreichischen Sparkassen AG.......        1,259         65,947
 Flughafen Wien AG.....................................          579         15,553
 Mayr-Melnhof Karton AG................................          472         22,399
 Oesterreichische Elektrizitaetswirtschafts AG.........          810         57,304
 Omv AG................................................        1,557        129,641
 Rhi AG, Wien..........................................          778          5,155
 *Telekom Austria AG...................................        8,470         70,911
 Va Technologie AG.....................................          805         16,218

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Voest-Alpine Stahl AG.................................          825   $     22,974
 Wienerberger AG.......................................        4,007         56,652
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $991,500)......................................                     681,751
                                                                       ------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Auckland International Airport, Ltd...................       19,656         31,471
 Carter Holt Harvey, Ltd...............................       72,500         52,462
 Contact Energy, Ltd...................................       18,722         31,455
 *Fisher & Paykel Apppliances Holdings, Ltd............        3,520         13,907
 Fisher & Paykel Industries, Ltd.......................        3,379         25,716
 Independent Newspapers, Ltd. (Auckland)...............       17,200         25,751
 Sky City, Ltd.........................................        9,150         23,706
 Telecom Corporation of New Zealand, Ltd...............      182,846        386,285
 Warehouse Group, Ltd..................................       14,200         40,452
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $838,844)......................................                     631,205
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $6,084).......................................                       6,127
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $844,928)......................................                     637,332
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

CANADA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Celestica, Inc.
   (Cost $16,033)......................................          347   $     14,530
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $7,947).......................................                       8,136
                                                                       ------------
TOTAL INVESTMENTS -- (100%)
  (Cost $397,976,720)++................................                $340,172,370
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $398,573,444.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value....................  $   340,172
Collateral for Securities Loaned........        7,043
Cash....................................           23
Receivables:
  Dividends, Interest and Tax
    Reclaims............................          779
  Investment Securities Sold............        6,253
  Fund Shares Sold......................          903
Prepaid Expenses and Other Assets.......           15
                                          -----------
    Total Assets........................      355,188
                                          -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......        7,043
  Investment Securities Purchased.......           81
  Fund Shares Redeemed..................        1,324
  Loan Payable..........................        1,720
Accrued Expenses and Other
  Liabilities...........................          149
                                          -----------
    Total Liabilities...................       10,317
                                          -----------
NET ASSETS..............................  $   344,871
                                          ===========
SHARES OUTSTANDING $0.01 PAR VALUE
  (Authorized 150,000,000)..............   24,818,910
                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................  $     13.90
                                          ===========
Investments at Cost.....................  $   397,977
                                          ===========
NET ASSETS CONSIST OF:
Paid-in Capital.........................  $   400,577
Accumulated Net Investment Income
  (Loss)................................        5,129
Accumulated Net Realized Gain (Loss)....       (2,897)
Accumulated Net Realized Foreign
  Exchange Gain (Loss)..................         (125)
Unrealized Appreciation (Depreciation)
  of Investment Securities..............      (57,803)
Unrealized Net Foreign Exchange Gain
  (Loss)................................          (10)
                                          -----------
    Total Net Assets....................  $   344,871
                                          ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $562)...................  $   7,013
  Interest..............................        440
  Income from Securities Lending........        254
                                          ---------
        Total Investment Income.........      7,707
                                          ---------
EXPENSES
  Investment Advisory Services..........        920
  Accounting & Transfer Agent Fees......        418
  Custodian Fees........................        169
  Legal Fees............................          6
  Audit Fees............................         28
  Filing Fees...........................         69
  Shareholders' Reports.................          3
  Directors' Fees and Expenses..........          4
  Other.................................         24
                                          ---------
        Total Expenses..................      1,641
                                          ---------
    NET INVESTMENT INCOME (LOSS)........      6,066
                                          ---------
  NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (2,329)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............       (125)
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and Foreign
     Currency...........................    (79,832)
  Translation of Foreign Currency
    Denominated Amounts.................         27
                                          ---------

    NET GAIN (LOSS) ON INVESTMENT
     SECURITIES AND FOREIGN CURRENCY....    (82,259)
                                          ---------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $ (76,193)
                                          =========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR            YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,        NOV. 30,
                                                                        2001            2000
                                                                     ----------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $   6,066        $  4,213
  Net Realized Gain (Loss) on Investment Securities Sold....            (2,329)          1,041
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................              (125)            101
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..............           (79,832)        (44,806)
  Translation of Foreign Currency Denominated Amounts.......                27             (42)
                                                                     ---------        --------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations............................................           (76,193)        (39,493)
                                                                     ---------        --------
Distributions From:
  Net Investment Income.....................................            (4,475)         (2,888)
  Net Realized Gains........................................            (1,041)         (2,323)
                                                                     ---------        --------
        Total Distributions.................................            (5,516)         (5,211)
                                                                     ---------        --------
Capital Share Transactions (1):
  Shares Issued.............................................           198,023         194,125
  Shares Issued in Lieu of Cash Distributions...............             5,491           5,211
  Shares Redeemed...........................................          (135,572)        (64,334)
                                                                     ---------        --------
    Net Increase (Decrease) from Capital Share
      Transactions..........................................            67,942         135,002
                                                                     ---------        --------
    Total Increase (Decrease)...............................           (13,767)         90,298
NET ASSETS
    Beginning of Period.....................................           358,638         268,340
                                                                     ---------        --------
    End of Period...........................................         $ 344,871        $358,638
                                                                     =========        ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            12,748          10,016
    Shares Issued in Lieu of Cash Distributions.............               317             263
    Shares Redeemed.........................................            (8,971)         (3,376)
                                                                     ---------        --------
                                                                         4,094           6,903
                                                                     =========        ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         YEAR         YEAR         YEAR         YEAR         YEAR
                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                         2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------    ---------
Net Asset Value, Beginning of
  Period...........................    $  17.30     $  19.41     $  16.28     $  14.27     $  14.18
                                       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.25         0.23         0.20         0.23         0.23
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       (3.38)       (1.96)        3.19         2.03         0.15
                                       --------     --------     --------     --------     --------
    Total from Investment
     Operations                           (3.13)       (1.73)        3.39         2.26         0.38
---------------------------------------------------------------------------------------    ---------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.22)       (0.21)       (0.26)       (0.25)       (0.21)
  Net Realized Gains...............       (0.05)       (0.17)          --           --        (0.08)
                                       --------     --------     --------     --------     --------
    Total Distributions............       (0.27)       (0.38)       (0.26)       (0.25)       (0.29)
---------------------------------------------------------------------------------------    ---------
Net Asset Value, End of Period.....    $  13.90     $  17.30     $  19.41     $  16.28     $  14.27
=======================================================================================    =========
Total Return.......................      (18.42)%      (9.19)%      21.12%       16.13%        2.80%
---------------------------------------------------------------------------------------    ---------
Net Assets, End of Period
  (thousands)......................    $344,871     $358,638     $268,340     $114,593     $ 87,223
Ratio of Expenses to Average Net
  Assets...........................        0.45%        0.47%        0.53%        0.47%        0.47%
Ratio of Net Investment Income to
  Average Net Assets...............        1.65%        1.21%        1.38%        1.63%        1.69%
Portfolio Turnover Rate............           4%           1%           2%           4%           2%
---------------------------------------------------------------------------------------    ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund currently offers thirty-nine portfolios, of which the Large Cap International Portfolio (the "Portfolio") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are known. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Portfolio. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

    For the year ended November 30, 2001, the Portfolio's advisory fees were accrued daily and paid monthly to the Advisor at an effective annual rate of .25 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Portfolio made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $63,434
Sales.......................................................   15,977

E. INVESTMENTS TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 27,189
Gross Unrealized Depreciation...............................   (85,590)
                                                              --------
    Net.....................................................  $(58,401)
                                                              ========

    At November 30, 2001, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $2,431,000, all of which expires on November 30, 2009.

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    The open repurchase agreement was entered into on November 30, 2001.

    2. FOREIGN MARKETS RISKS. Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit the Portfolio, an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002.

    For the year ended November 30, 2001, borrowings under the line of credit for the Portfolio were as follows:

      WEIGHTED           WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
       AVERAGE         AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
    INTEREST RATE        BALANCE      OUTSTANDING   INCURRED     THE PERIOD
---------------------  ------------   -----------   --------   ---------------
        2.87%           $1,776,000        10         $1,418      $2,800,000

    The Portfolio had an outstanding borrowing of $1,720,000 plus accrued interest, at an interest rate of 2.84%, under the international line of credit at November 30, 2001.

H. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with Fuji Securities which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2001, the market value of securities on loan to brokers was $6,663,366, the related collateral cash received was $7,043,208 and the value of collateral on overnight repurchase agreements was $7,217,982.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap International Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.8%)
 #Abbott Laboratories..................................      418,100   $   22,995,500
 *ADC Telecommunications, Inc..........................      211,000          937,895
 Adobe Systems, Inc....................................       64,600        2,072,045
 *Advanced Micro Devices, Inc..........................       92,800        1,258,368
 *AES Corp.............................................      143,600        2,372,272
 Aetna, Inc............................................       38,500        1,200,045
 AFLAC, Inc............................................      141,900        3,888,060
 *#Agilent Technologies, Inc...........................      123,300        3,362,391
 Air Products & Chemicals, Inc.........................       61,500        2,811,780
 Alberto-Culver Co. Class B............................       15,300          665,856
 #Albertson's, Inc.....................................      109,300        3,668,108
 Alcan Aluminum, Ltd...................................       86,200        3,101,476
 Alcoa, Inc............................................      233,000        8,993,800
 Allegheny Energy, Inc.................................       33,700        1,174,445
 Allegheny Teledyne, Inc...............................       21,600          333,504
 Allergan, Inc.........................................       35,500        2,679,895
 *Allied Waste Industries, Inc.........................       53,300          631,072
 Allstate Corp.........................................      195,600        6,697,344
 Alltel Corp...........................................       84,500        5,499,260
 *Altera Corp..........................................      104,400        2,377,188
 Ambac, Inc............................................       28,600        1,603,888
 Amerada Hess Corp.....................................       24,100        1,400,210
 Ameren Corp...........................................       37,000        1,512,560
 American Electric Power Co., Inc......................       87,000        3,588,750
 American Express Co...................................      357,100       11,752,161
 American Greetings Corp. Class A......................       17,100          223,155
 American Home Products Corp...........................      354,800       21,323,480
 American International Group, Inc.....................      707,186       58,272,126
 *American Power Conversion Corp.......................       52,600          724,039
 AmerisourceBergen Corp................................       27,800        1,653,822
 *#Amgen, Inc..........................................      281,600       18,677,120
 *AMR Corp.............................................       41,500          886,440
 AmSouth Bancorporation................................      100,000        1,832,000
 Anadarko Petroleum Corp...............................       67,700        3,513,630
 *Analog Devices, Inc..................................       97,100        4,126,750
 *Andrew Corp..........................................       22,000          463,650
 Anheuser-Busch Companies, Inc.........................      242,200       10,438,820
 *AOL Time Warner, Inc.................................    1,196,000       41,740,400
 AON Corp..............................................       70,700        2,533,181
 Apache Corp...........................................       33,900        1,559,061
 *Apple Computer, Inc..................................       94,200        2,005,989
 Applera Corporation - Applied Biosystems Group........       57,000        1,886,700
 *Applied Materials, Inc...............................      219,400        8,713,471
 *#Applied Micro Circuits Corp.........................       81,100        1,104,987
 Archer-Daniels Midland Co.............................      179,125        2,756,734
 Ashland, Inc..........................................       18,800          801,820
 AT&T Corp.............................................      931,400       16,290,186
 *#AT&T Wireless Services, Inc.........................      682,923        9,540,434
 Autodesk, Inc.........................................       14,500          538,602
 Automatic Data Processing, Inc........................      168,500        9,345,010
 *Autozone, Inc........................................       30,200        2,032,460
 *Avaya, Inc...........................................       76,600          870,942
 #Avery Dennison Corp..................................       29,800        1,608,604
 #Avon Products, Inc...................................       64,000        3,055,360
 B B & T Corp..........................................      118,300        4,039,945
 Baker Hughes, Inc.....................................       90,600        2,987,082
 Ball Corp.............................................        7,400          507,048
                                                            SHARES             VALUE+
                                                            ------             ------

 Bank of America Corp..................................      432,600   $   26,552,988
 Bank of New York Co., Inc.............................      198,500        7,789,140
 Bank One Corp.........................................      314,600       11,778,624
 Bard (C.R.), Inc......................................       13,700          864,196
 #Barrick Gold Corp....................................      106,900        1,617,397
 Bausch & Lomb, Inc....................................       14,500          482,125
 Baxter International, Inc.............................      159,900        8,314,800
 Bear Stearns Companies, Inc...........................       25,400        1,460,500
 Becton Dickinson & Co.................................       69,500        2,353,965
 *Bed, Bath and Beyond, Inc............................       77,900        2,528,244
 Bellsouth Corp........................................      505,900       19,477,150
 Bemis Co., Inc........................................       14,300          718,861
 *#Best Buy Co., Inc...................................       56,500        4,033,535
 Big Lots, Inc.........................................       30,600          287,640
 *Biogen, Inc..........................................       40,100        2,361,088
 Biomet, Inc...........................................       72,500        2,031,087
 Black & Decker Corp...................................       21,900          811,176
 Block (H.&R.), Inc....................................       49,300        1,964,112
 *BMC Software, Inc....................................       65,800        1,102,150
 Boeing Co.............................................      235,500        8,266,050
 Boise Cascade Corp....................................       15,500          496,620
 *Boston Scientific Corp...............................      108,400        2,883,440
 Bristol Myers Squibb Co...............................      524,600       28,202,496
 *Broadcom Corp........................................       70,200        3,088,449
 Brown-Forman Corp. Class B............................       18,500        1,126,650
 Brunswick Corp........................................       23,600          464,920
 Burlington Northern Santa Fe Corp.....................      105,700        3,098,067
 Burlington Resources, Inc.............................       57,100        2,006,494
 *#Calpine Corp........................................       80,600        1,737,736
 Campbell Soup Co......................................      110,200        3,229,962
 Capital One Financial Corp............................       56,300        2,816,689
 Cardinal Health, Inc..................................      120,300        8,218,896
 #Carnival Corp........................................      157,800        4,120,158
 #Caterpillar, Inc.....................................       92,700        4,395,834
 *#Cendant Corp........................................      261,300        4,452,552
 Centex Corp...........................................       16,000          723,040
 CenturyTel, Inc.......................................       38,100        1,287,780
 Charter One Financial, Inc............................       58,555        1,613,190
 #ChevronTexaco Corp...................................      287,677       24,455,422
 *#Chiron Corp.........................................       51,300        2,226,676
 Chubb Corp............................................       47,300        3,313,838
 *CIENA Corp...........................................       88,300        1,566,883
 CIGNA Corp............................................       40,400        3,685,692
 Cincinnati Financial Corp.............................       43,400        1,673,938
 Cinergy Corp..........................................       42,900        1,264,692
 Cintas Corp...........................................       45,600        1,949,628
 Circuit City Stores, Inc. (Circuit City Group)........       56,200          986,310
 *Cisco Sytems, Inc....................................    1,975,600       40,371,386
 Citigroup, Inc........................................    1,357,400       65,019,460
 *Citizens Communications Co...........................       77,000          753,830
 *#Citrix Systems, Inc.................................       49,900        1,118,758
 *Clear Channel Communications, Inc....................      158,600        7,411,378
 Clorox Co.............................................       63,800        2,521,376
 CMS Energy Corp.......................................       35,600          819,868
 Coca-Cola Co..........................................      671,400       31,528,944
 Coca-Cola Enterprises, Inc............................      120,200        2,097,490
 Colgate-Palmolive Co..................................      151,400        8,835,704
 *Comcast Corp. Class A Special........................      255,100        9,707,830

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Comerica, Inc.........................................       48,200   $    2,475,552
 Compaq Computer Corp..................................      455,900        4,627,385
 Computer Associates International, Inc................      155,600        5,176,812
 *Computer Sciences Corp...............................       45,500        2,168,075
 *Compuware Corp.......................................       99,300        1,110,670
 *Comverse Tecnology, Inc..............................       50,100        1,071,889
 Conagra, Inc..........................................      145,000        3,330,650
 *Concord EFS, Inc.....................................      130,000        3,892,850
 *Conexant Systems, Inc................................       66,700          993,830
 Conoco, Inc...........................................      168,600        4,614,582
 *#Conseco, Inc........................................       91,200          385,776
 Consolidated Edison, Inc..............................       57,300        2,212,926
 Constellation Energy Group............................       44,200        1,049,750
 *Convergys Corp.......................................       46,100        1,531,903
 Cooper Industries, Inc................................       25,300        1,033,505
 Cooper Tire & Rubber Co...............................       19,600          290,472
 Coors (Adolph) Co. Class B............................       10,100          576,003
 #Corning, Inc.........................................      251,100        2,367,873
 *Costco Wholesale Corp................................      121,500        4,963,882
 Countrywide Credit Industries, Inc....................       32,000        1,359,360
 Crane Co..............................................       16,100          381,570
 CSX Corp..............................................       57,600        2,154,240
 Cummins Engine Co., Inc...............................       11,100          402,486
 #CVS Corp.............................................      106,200        2,862,090
 Dana Corp.............................................       39,900          546,630
 #Danaher Corp.........................................       38,500        2,258,025
 Darden Restaurants, Inc...............................       31,900          980,606
 Deere & Co............................................       63,400        2,535,366
 *Dell Computer Corp...................................      702,100       19,606,142
 Delphi Automotive Systems Corp........................      151,100        2,073,092
 Delta Air Lines, Inc..................................       33,200          962,136
 Deluxe Corp...........................................       19,100          754,832
 #Devon Energy Corp....................................       34,900        1,200,211
 Dillards, Inc. Class A................................       23,000          380,650
 Disney (Walt) Co......................................      564,200       11,549,174
 Dollar General Corp...................................       89,200        1,204,200
 #Dominion Resources, Inc..............................       70,600        4,126,570
 Donnelley (R.R.) & Sons Co............................       31,700          928,810
 Dover Corp............................................       54,900        2,023,614
 Dow Chemical Co.......................................      242,300        9,086,250
 Dow Jones & Co., Inc..................................       23,300        1,179,446
 DTE Energy Co.........................................       44,500        1,837,850
 #Duke Power Co........................................      208,400        7,533,660
 DuPont (E.I.) de Nemours & Co., Inc...................      281,500       12,481,710
 #Dynegy, Inc..........................................       88,000        2,670,800
 Eastman Chemical Co...................................       20,800          798,096
 Eastman Kodak Co......................................       78,300        2,370,141
 Eaton Corp............................................       18,600        1,294,746
 Ecolab, Inc...........................................       34,400        1,286,560
 *Edison International.................................       87,900        1,327,290
 El Paso Corp..........................................      137,400        6,114,300
 Electronic Data Systems Corp..........................      126,300        8,742,486
 *EMC Corp. MA.........................................      595,700       10,001,803
 Emerson Electric Co...................................      115,700        6,254,742
 Engelhard Corp........................................       35,300          986,635
 Entergy Corp..........................................       59,600        2,199,240
 EOG Resources, Inc....................................       31,300        1,094,874
 Equifax, Inc..........................................       38,700          963,243
 Equity Office Properties Trust........................      109,400        3,260,120
 Equity Residential Properties Corp....................       71,600        2,072,820
 Exelon Corp...........................................       86,500        3,858,765
                                                            SHARES             VALUE+
                                                            ------             ------

 Exxon Mobil Corp......................................    1,862,500   $   69,657,500
 Family Dollar Stores, Inc.............................       46,400        1,382,720
 Fannie Mae............................................      270,000       21,222,000
 Federal Home Loan Mortgage Corporation................      187,000       12,373,790
 *Federated Department Stores, Inc.....................       53,400        1,975,800
 *FedEx Corp...........................................       82,900        3,801,794
 Fifth Third Bancorp...................................      155,300        9,328,094
 First Data Corp.......................................      105,800        7,748,792
 FirstEnergy Corp......................................       80,280        2,711,858
 *Fiserv, Inc..........................................       50,350        1,968,937
 FleetBoston Financial Corp............................      292,400       10,745,700
 Fluor Corp............................................       21,400          809,990
 *FMC Corp.............................................        8,400          449,820
 Ford Motor Co.........................................      493,900        9,354,466
 *Forest Laboratories, Inc.............................       47,600        3,370,080
 Fortune Brands, Inc...................................       41,300        1,621,851
 FPL Group, Inc........................................       47,500        2,631,500
 Franklin Resources, Inc...............................       71,400        2,552,550
 *Freeport McMoran Copper & Gold, Inc. Class B.........       38,900          519,315
 Gannett Co., Inc......................................       71,400        4,958,730
 Gap, Inc..............................................      232,000        3,069,360
 *Gateway, Inc.........................................       87,200          819,680
 General Dynamics Corp.................................       54,200        4,506,730
 General Electric Co...................................    2,681,300      103,230,050
 General Mills, Inc....................................       98,100        4,841,235
 General Motors Corp...................................      148,100        7,360,570
 Genuine Parts Co......................................       46,400        1,563,680
 Georgia-Pacific Corp..................................       61,000        1,955,660
 Gillette Co...........................................      284,700        9,309,690
 Golden West Financial Corp............................       42,800        2,212,760
 Goodrich (B.F.) Co....................................       27,900          679,923
 Goodyear Tire & Rubber Co.............................       42,900          960,960
 Grainger (W.W.), Inc..................................       25,600        1,198,080
 Great Lakes Chemical Corp.............................       13,600          332,112
 *Guidant Corp.........................................       82,900        4,046,349
 Halliburton Co........................................      115,800        2,481,594
 Harley-Davidson, Inc..................................       81,600        4,290,528
 *Harrahs Entertainment, Inc...........................       31,600        1,018,468
 Hartford Financial Services Group, Inc................       64,000        3,788,800
 Hasbro, Inc...........................................       46,600          766,570
 HCA, Inc..............................................      145,100        5,628,429
 *Health Management Associates, Inc....................       66,200        1,291,562
 *Healthsouth Corp.....................................      105,200        1,548,544
 Heinz (H.J.) Co.......................................       94,100        3,587,092
 *Hercules, Inc........................................       29,200          294,920
 Hershey Foods Corp....................................       36,900        2,415,474
 Hewlett-Packard Co....................................      524,400       11,531,556
 Hilton Hotels Corp....................................       99,600          986,040
 Home Depot, Inc.......................................      629,900       29,391,134
 Homestake Mining Co...................................       71,100          563,112
 Honeywell International, Inc..........................      218,500        7,241,090
 Household International, Inc..........................      125,200        7,385,548
 *Humana, Inc..........................................       45,900          577,422
 Huntington Bancshares, Inc............................       67,800        1,097,682
 Illinois Tool Works, Inc..............................       82,000        5,030,700
 *Immunex Corp.........................................      144,200        3,894,121
 IMS Health, Inc.......................................       79,500        1,628,160
 *Inco, Ltd............................................       49,100          790,510
 Ingersoll-Rand Co.....................................       45,500        1,905,995

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Intel Corp............................................    1,815,300   $   59,278,621
 International Business Machines Corp..................      469,000       54,211,710
 International Flavors & Fragrances, Inc...............       25,900          793,835
 *#International Game Technology.......................       20,000        1,239,800
 International Paper Co................................      130,400        5,209,480
 Interpublic Group of Companies, Inc...................      101,200        2,947,956
 *Intuit, Inc..........................................       56,300        2,472,133
 ITT Industries, Inc...................................       23,700        1,162,248
 J.P. Morgan Chase & Co................................      535,900       20,214,148
 *Jabil Circuit, Inc...................................       51,600        1,357,080
 *#JDS Uniphase Corp...................................      355,300        3,581,424
 Jefferson-Pilot Corp..................................       41,100        1,828,950
 John Hancock Financial Services, Inc..................       83,200        3,273,088
 Johnson & Johnson.....................................      817,400       47,613,550
 Johnson Controls, Inc.................................       23,400        1,860,768
 *#K Mart Corp.........................................      132,200          806,420
 KB Home Corp..........................................       12,000          403,440
 Kellogg Co............................................      109,600        3,232,104
 Kerr-McGee Corp.......................................       27,000        1,418,580
 KeyCorp...............................................      114,600        2,624,340
 KeySpan Corporation...................................       37,100        1,229,123
 Kimberly Clark Corp...................................      143,700        8,359,029
 #Kinder Morgan, Inc...................................       30,900        1,511,937
 *King Pharmaceuticals, Inc............................       65,966        2,628,085
 *KLA-Tencor Corp......................................       50,000        2,511,250
 #Knight Ridder, Inc...................................       19,800        1,199,880
 *Kohls Corp...........................................       89,900        6,099,715
 *Kroger Co............................................      218,800        5,540,016
 Leggett and Platt, Inc................................       53,000        1,146,920
 Lehman Brothers Holdings, Inc.........................       66,500        4,398,975
 *Lexmark International Group, Inc.....................       34,600        1,787,782
 Lilly (Eli) & Co......................................      303,400       25,082,078
 Limited, Inc..........................................      115,100        1,602,192
 Lincoln National Corp.................................       50,700        2,418,390
 Linear Technology Corp................................       85,800        3,520,803
 Liz Claiborne, Inc....................................       14,200          709,716
 Lockheed Martin Corp..................................      117,200        5,443,940
 Loews Corp............................................       53,200        3,023,356
 Louisiana-Pacific Corp................................       28,200          216,576
 Lowe's Companies, Inc.................................      207,600        9,406,356
 *LSI Logic Corp.......................................       97,500        1,584,375
 Lucent Technologies, Inc..............................      919,300        6,729,276
 *Manor Care, Inc......................................       27,800          649,130
 Marriott International, Inc. Class A..................       65,800        2,475,396
 Marsh & McLennan Companies, Inc.......................       74,400        7,958,568
 Masco Corp............................................      124,100        2,597,413
 Mattel, Inc...........................................      116,300        2,141,083
 *Maxim Integrated Products, Inc.......................       88,600        4,855,723
 May Department Stores Co..............................       80,700        2,892,288
 Maytag Corp...........................................       20,500          593,065
 MBIA, Inc.............................................       40,000        2,037,200
 MBNA Corp.............................................      229,900        7,411,976
 *McDermott International, Inc.........................       16,500          185,955
 McDonalds Corp........................................      349,100        9,369,844
 McGraw-Hill Companies, Inc............................       52,700        2,977,550
 McKesson HBOC, Inc....................................       76,900        2,866,063
 Mead Corp.............................................       26,800          828,656
 *Medimmune, Inc.......................................       57,400        2,531,053
 Medtronic, Inc........................................      326,300       15,427,464
                                                            SHARES             VALUE+
                                                            ------             ------

 Mellon Financial Corp.................................      128,800   $    4,815,832
 Merck & Co., Inc......................................      619,000       41,937,250
 *Mercury Interactive Corp.............................       22,300          686,505
 Meredith Corp.........................................       13,400          456,940
 Merrill Lynch & Co., Inc..............................      226,600       11,350,394
 MetLife, Inc..........................................      202,400        5,551,832
 MGIC Investment Corp..................................       28,900        1,692,095
 *Micron Technology, Inc...............................      160,900        4,370,044
 *Microsoft Corp.......................................    1,452,800       93,284,288
 Millipore Corp........................................       12,700          758,190
 Minnesota Mining & Manufacturing Co...................      106,900       12,248,602
 *Mirant Corp..........................................       91,600        2,235,956
 Molex, Inc............................................       52,700        1,514,862
 Moody's Corp..........................................       42,500        1,473,475
 Morgan Stanley Dean Witter & Co.......................      300,400       16,672,200
 Motorola, Inc.........................................      592,800        9,864,192
 *Nabors Industries, Inc...............................       39,600        1,247,400
 National City Corp....................................      162,200        4,541,600
 *National Semiconductor Corp..........................       46,800        1,410,084
 Navistar International Corp...........................       16,000          585,440
 *NCR Corp.............................................       26,000          999,180
 *Network Appliance Corp...............................       87,900        1,355,858
 New York Times Class A................................       43,000        1,954,350
 Newell Rubbermaid, Inc................................       72,000        1,846,800
 #Newmont Mining Corp..................................       52,800        1,038,576
 *#Nextel Communications Corp. Class A.................      206,500        2,209,550
 *Niagara Mohawk Holdings, Inc.........................       43,300          768,142
 Nicor, Inc............................................       12,300          479,331
 Nike, Inc. Class B....................................       73,200        3,878,868
 NiSource, Inc.........................................       55,700        1,164,130
 *Noble Drilling Corp..................................       36,200        1,067,900
 Nordstrom, Inc........................................       36,100          683,373
 Norfolk Southern Corp.................................      103,800        2,012,682
 Nortel Network Corp...................................      860,100        6,708,780
 Northern Trust Corp...................................       60,100        3,477,086
 Northrop Grumman Corp.................................       29,700        2,788,236
 *Novell, Inc..........................................       97,200          413,586
 *Novellus Systems, Inc................................       38,500        1,464,733
 Nucor Corp............................................       20,900        1,034,132
 Occidental Petroleum Corp.............................      100,000        2,500,000
 *Office Depot, Inc....................................       80,300        1,296,845
 Omnicom Group, Inc....................................       50,000        4,293,000
 *Oracle Systems Corp..................................    1,515,300       21,252,083
 #Paccar, Inc..........................................       20,700        1,260,941
 *Pactiv Corp..........................................       42,800          749,000
 Pall Corp.............................................       33,100          761,962
 *Palm, Inc............................................      153,100          533,554
 *Parametric Technology Corp...........................       71,300          622,449
 Parker-Hannifin Corp..................................       31,500        1,293,075
 Paychex, Inc..........................................      100,800        3,532,536
 Penney (J.C.) Co., Inc................................       71,000        1,799,140
 Peoples Energy Corp...................................        9,600          368,832
 *Peoplesoft, Inc......................................       79,400        2,766,693
 Pepsi Bottling........................................       38,800        1,724,660
 Pepsico, Inc..........................................      477,150       23,203,805
 PerkinElmer, Inc......................................       33,000          914,760
 Pfizer, Inc...........................................    1,704,100       73,804,571
 PG&E Corp. (Holding Co.)..............................      104,500        1,912,350
 Pharmacia Corp........................................      351,200       15,593,280
 Phelps Dodge Corp.....................................       21,200          759,596

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Philip Morris Companies, Inc..........................      593,800   $   28,009,546
 Phillips Petroleum Co.................................      102,380        5,695,399
 Pinnacle West Capital Corp............................       22,900          956,075
 Pitney Bowes, Inc.....................................       66,600        2,762,568
 Placer Dome, Inc......................................       88,400          964,444
 *PMC Sierra, Inc......................................       44,400        1,011,876
 PNC Financial Services Group, Inc.....................       78,000        4,520,100
 *Power-One, Inc.......................................       21,200          211,682
 PPG Industries, Inc...................................       45,500        2,446,535
 PPL Corp..............................................       39,400        1,401,458
 Praxair, Inc..........................................       43,400        2,296,728
 Procter & Gamble Co...................................      349,600       27,080,016
 Progress Energy, Inc..................................       58,600        2,428,970
 Progressive Corp......................................       19,900        2,915,947
 Providian Financial Corp..............................       77,100          205,857
 #Public Service Enterprise Group, Inc.................       56,100        2,274,855
 Pulte Corp............................................       15,900          624,075
 *Q Logic Corp.........................................       24,900        1,231,803
 *QUALCOMM, Inc........................................      204,400       11,999,302
 *Quintiles Transnational Corp.........................       31,500          521,483
 Qwest Communications International, Inc...............      448,300        5,334,770
 Radioshack Corp.......................................       50,100        1,450,896
 Ralston Purina Group..................................       83,600        2,769,668
 Raytheon Co...........................................      103,800        3,401,526
 *Reebok International, Ltd............................       15,800          367,508
 Regions Financial Corp................................       61,400        1,765,557
 Reliant Energy, Inc...................................       80,300        2,051,665
 *Robert Half International, Inc.......................       47,300        1,274,735
 Rockwell Collins......................................       49,400          830,908
 Rockwell International Corp...........................       49,400          815,100
 Rohm & Haas Co........................................       59,400        2,108,700
 *Rowan Companies, Inc.................................       25,500          416,670
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      578,800       27,979,192
 Ryder System, Inc.....................................       16,300          334,150
 *Sabre Holdings Corp..................................       35,900        1,245,371
 Safeco Corp...........................................       34,500        1,109,003
 *Safeway, Inc.........................................      136,400        6,077,984
 *Saint Jude Medical, Inc..............................       23,100        1,720,950
 Saint Paul Companies, Inc.............................       57,900        2,725,932
 *#Sanmina Corp........................................       86,300        1,847,683
 *Sapient Corp.........................................       33,200          205,840
 Sara Lee Corp.........................................      212,300        4,645,124
 SBC Communications, Inc...............................      909,100       33,982,158
 Schering-Plough Corp..................................      394,900       14,109,777
 Schlumberger, Ltd.....................................      154,700        7,427,147
 Schwab (Charles) Corp.................................      374,200        5,373,512
 Scientific-Atlanta, Inc...............................       44,000        1,183,160
 *Sealed Air Corp......................................       22,600        1,037,340
 Sears, Roebuck & Co...................................       88,700        4,036,737
 Sempra Energy.........................................       55,600        1,287,696
 Sherwin-Williams Co...................................       42,300        1,183,977
 *Siebel Systems, Inc..................................      122,300        2,735,240
 Sigma-Aldrich Corp....................................       20,400          872,202
 Snap-On, Inc..........................................       15,600          488,280
 *#Solectron Corp......................................      217,200        3,192,840
 Southern Co...........................................      184,900        4,206,475
 SouthTrust Corp.......................................       91,800        2,247,264
 Southwest Airlines Co.................................      205,600        3,855,000
 Sprint Corp...........................................      239,200        5,212,168
 *#Sprint Corp. (PCS Group)............................      252,900        6,309,855
                                                            SHARES             VALUE+
                                                            ------             ------

 Stanley Works.........................................       23,000   $      961,170
 *Staples, Inc.........................................      123,200        2,166,472
 *Starbucks Corp.......................................      102,600        1,818,585
 Starwood Hotels and Resorts Worldwide, Inc............       53,600        1,454,704
 State Street Corp.....................................       87,800        4,595,452
 Stilwell Financial, Inc...............................       59,200        1,404,224
 Stryker Corp..........................................       52,900        2,904,739
 *Sun Microsystems.....................................      879,100       12,522,780
 #Sunoco, Inc..........................................       22,600          826,256
 #Suntrust Banks, Inc..................................       78,800        4,984,888
 Supervalu, Inc........................................       35,700          809,319
 Symbol Technologies, Inc..............................       61,200        1,017,144
 Synovus Financial Corp................................       78,300        1,840,050
 Sysco Corp............................................      181,500        4,463,085
 T. Rowe Price Group, Inc..............................       33,200        1,056,424
 Target Corp...........................................      242,600        9,107,204
 Teco Energy, Inc......................................       36,600          966,606
 *Tektronix, Inc.......................................       25,300          568,744
 *Tellabs, Inc.........................................      110,500        1,685,678
 Temple-Inland, Inc....................................       13,300          759,962
 *Tenet Healthcare Corp................................       87,500        5,250,000
 *Teradyne, Inc........................................       47,100        1,312,206
 Texas Corp............................................       69,300        3,125,430
 Texas Instruments, Inc................................      468,600       15,018,630
 Textron, Inc..........................................       38,100        1,510,665
 *Thermo-Electron Corp.................................       48,900        1,061,130
 Thomas & Betts Corp...................................       15,700          320,437
 Tiffany & Co..........................................       39,400        1,134,720
 TJX Companies, Inc....................................       75,700        2,853,133
 *#TMP Worldwide, Inc..................................       28,700        1,184,449
 Torchmark Corp........................................       33,900        1,337,355
 *Toys R Us, Inc.......................................       53,300        1,146,483
 Transocean Sedco Forex, Inc...........................       85,800        2,428,140
 #Tribune Co...........................................       80,600        2,909,660
 *Tricon Global Restaurants, Inc.......................       39,700        1,883,765
 TRW, Inc..............................................       33,700        1,314,974
 Tupperware Corp.......................................       15,600          306,696
 #Tyco International, Ltd..............................      522,800       30,740,640
 U.S. Bancorp..........................................      514,400        9,763,312
 Unilever NV...........................................      154,300        8,779,670
 Union Pacific Corp....................................       66,900        3,682,845
 Union Planters Corp...................................       37,000        1,606,170
 *Unisys Corp..........................................       85,500        1,017,450
 United Technologies Corp..............................      127,100        7,651,420
 Unitedhealth Group, Inc...............................       85,600        6,116,120
 *#Univision Communications, Inc. Class A..............       56,300        2,004,843
 Unocal Corp...........................................       65,700        2,160,873
 UnumProvident Corp....................................       65,200        1,682,160
 USA Education, Inc....................................       44,000        3,743,080
 *#USAir Group, Inc....................................       18,100          135,569
 UST, Inc..............................................       44,100        1,583,190
 USX-Marathon Group, Inc...............................       83,300        2,282,420
 USX-US Steel Group....................................       24,000          405,360
 *Veritas Software Co..................................      107,300        4,173,434
 Verizon Communications, Inc...........................      730,100       34,314,700
 VF Corp...............................................       30,200        1,146,996
 *Viacom, Inc. Class B.................................      480,500       20,973,825
 Visteon Corp..........................................       35,300          487,140
 *Vitesse Semiconductor, Inc...........................       49,500          603,653
 Vulcan Materials Co...................................       27,300        1,262,625

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Wachovia Corp.........................................      378,500   $   11,714,575
 Walgreen Co...........................................      274,800        9,068,400
 Wal-Mart Stores, Inc..................................    1,206,900       66,560,535
 Washington Mutual, Inc................................      236,900        7,410,232
 Waste Management, Inc.................................      168,800        4,945,840
 *Watson Pharmaceuticals, Inc..........................       28,600          855,998
 *Wellpoint Health Networks, Inc.......................       17,100        2,016,090
 Wells Fargo Company...................................      463,300       19,829,240
 Wendy's International, Inc............................       30,700          872,801
 Westvaco Corp.........................................       27,200          778,192
 Weyerhaeuser Co.......................................       58,100        3,070,585
 Whirlpool Corp........................................       18,000        1,183,680
 Willamette Industries, Inc............................       29,600        1,428,200
 Williams Companies, Inc...............................      138,800        3,708,736
 Winn-Dixie Stores, Inc................................       37,900          519,609
 *Worldcom, Inc........................................      779,600       11,343,180
 Worthington Industries, Inc...........................       23,000          340,400
 #Wrigley (Wm.) Jr. Co.................................       61,000        3,082,940
 XCEL Energy, Inc......................................       92,600        2,528,906
 #Xerox Corp...........................................      187,400        1,574,160
 *Xilinx, Inc..........................................       89,800        3,242,229
 #XL Capital, Ltd......................................       36,100        3,356,578
 *Yahoo!, Inc..........................................      153,000        2,380,680
 *Zimmer Holdings, Inc.................................       52,450        1,692,037
 Zions Bancorp.........................................       24,900        1,202,048
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,398,058,961)................................                 2,798,961,450
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.75%, 05/15/05, valued at $35,836,900) to be
   repurchased at $35,311,884
   (Cost $35,306,000)..................................   $   35,306       35,306,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,433,364,961)++..............................                $2,834,267,450
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,461,636,976.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (99.9%)
 *3COM Corp............................................       53,400   $      238,965
 *#Adelphia Communications Corp. Class A...............      172,800        4,338,144
 *Advanced Micro Devices, Inc..........................       29,000          393,240
 Aetna, Inc............................................      539,626       16,820,142
 AK Steel Holding Corp.................................      663,675        7,034,955
 *Alaska Air Group, Inc................................      108,500        3,108,525
 Albemarle Corp........................................      102,100        2,273,767
 *Allegheny Corp.......................................       16,901        3,224,035
 Alliant Energy Corp...................................      212,900        5,982,490
 Allmerica Financial Corp..............................       94,900        4,070,261
 Allstate Corp.........................................      878,800       30,090,112
 Amerada Hess Corp.....................................       65,000        3,776,500
 *America West Holdings Corp. Class B..................       19,400           50,440
 American Financial Group, Inc.........................      177,400        4,360,492
 American National Insurance Co........................       46,700        3,696,071
 AmerUs Group Co.......................................       45,600        1,586,424
 *AMR Corp.............................................      361,200        7,715,232
 Anadarko Petroleum Corp...............................        4,600          238,740
 *AOL Time Warner, Inc.................................        4,000          139,600
 *Apple Computer, Inc..................................        1,000           21,295
 *#Applied Micro Circuits Corp.........................        1,000           13,625
 Archer-Daniels Midland Co.............................    2,375,260       36,555,251
 *Arrow Electronics, Inc...............................      308,200        8,481,664
 Ashland, Inc..........................................      245,700       10,479,105
 Astoria Financial Corp................................       12,600          626,724
 AT&T Corp.............................................    1,149,900       20,111,751
 *AT&T Wireless Services, Inc..........................      370,037        5,169,417
 *AutoNation, Inc......................................    2,057,600       22,757,056
 Bear Stearns Companies, Inc...........................      373,770       21,491,775
 Belo (A.H.) Corp. Class A.............................      324,200        5,796,696
 Big Lots, Inc.........................................      253,500        2,382,900
 Boise Cascade Corp....................................      213,400        6,837,336
 *Borders Group, Inc...................................       22,700          436,975
 Borg Warner Automotive, Inc...........................      100,800        4,636,800
 Bowater, Inc..........................................      168,400        8,098,356
 Brunswick Corp........................................      297,600        5,862,720
 Burlington Northern Santa Fe Corp.....................    1,283,000       37,604,730
 #Centex Corp..........................................      229,000       10,348,510
 Cincinnati Financial Corp.............................      551,580       21,274,441
 Circuit City Stores, Inc. (Circuit City Group)........       98,000        1,719,900
 *#Clear Channel Communications, Inc...................      236,000       11,028,280
 *CNA Financial Corp...................................      635,600       17,796,800
 *CNET Networks, Inc...................................       38,114          285,283
 Coca-Cola Enterprises, Inc............................    1,785,400       31,155,230
 Commerce Group, Inc...................................       93,100        3,505,215
 Commercial Federal Corp...............................       98,900        2,516,016
 *#Conseco, Inc........................................    1,199,100        5,072,193
 Countrywide Credit Industries, Inc....................      410,000       17,416,800
 Crompton Corp.........................................        5,637           45,096
 CSX Corp..............................................      577,800       21,609,720
 #Cummins Engine Co., Inc..............................      147,700        5,355,602
 *Curtiss-Wright Corp-Cl B W/I.........................       14,535          581,414
 Dana Corp.............................................      510,700        6,996,590
 Delphi Automotive Systems Corp........................       19,830          272,068

                                                               SHARES          VALUE+
                                                               ------          ------

 Delta Air Lines, Inc..................................      402,500   $   11,664,450
 Dillards, Inc. Class A................................      348,900        5,774,295
 Eastman Chemical Co...................................       83,200        3,192,384
 *Extended Stay America, Inc...........................      346,900        5,446,330
 *Federated Department Stores, Inc.....................      618,200       22,873,400
 First American Financial Corp.........................       54,300          969,255
 First Citizens Bancshares, Inc........................       10,300          959,393
 Florida East Coast Industries Inc. Class B............        7,739          154,006
 Florida East Coast Industries, Inc....................       60,400        1,328,800
 *Foot Locker, Inc.....................................      574,700        9,275,658
 Ford Motor Co.........................................    1,770,900       33,540,846
 Fortune Brands, Inc...................................      397,300       15,601,971
 GATX Corp.............................................      140,300        3,952,251
 General Motors Corp...................................    1,060,100       52,686,970
 *General Motors Corp. Class H.........................      826,438       11,900,707
 Georgia-Pacific Corp..................................      334,900       10,736,894
 Golden State Bancorp, Inc.............................      103,200        2,566,584
 #Goodyear Tire & Rubber Co............................      493,200       11,047,680
 Greenpoint Financial Corp.............................      265,700        9,522,688
 Harris Corp...........................................      151,400        4,829,660
 Hasbro, Inc...........................................       79,000        1,299,550
 *Healthsouth Corp.....................................    1,481,200       21,803,264
 *Hearst-Argyle Television, Inc........................      238,600        5,070,250
 Helmerich & Payne, Inc................................      146,800        4,135,356
 Hibernia Corp.........................................      301,300        4,935,294
 Hollinger International, Inc. Class A.................      268,700        2,915,395
 Horton (D.R.), Inc....................................      429,877       12,045,154
 *Humana, Inc..........................................      618,900        7,785,762
 Huntington Bancshares, Inc............................       11,000          178,090
 *i2 Technologies Inc..................................      205,800        1,180,263
 IMC Global, Inc.......................................      438,300        5,150,025
 Independence Community Bank Corp......................       12,500          295,687
 *Ingram Micro, Inc....................................      269,200        4,145,680
 International Paper Co................................    1,215,775       48,570,211
 *#JDS Uniphase Corp...................................      693,300        6,988,464
 *#K Mart Corp.........................................    1,768,000       10,784,800
 *Key3Media Group, Inc.................................       56,100          257,499
 KeyCorp...............................................      941,600       21,562,640
 Lafarge Corp..........................................      257,500        9,432,225
 *Lear Corp............................................      110,900        3,964,675
 *#Level 3 Communications, Inc.........................      195,500        1,089,913
 Liberty Financial Companies, Inc......................      167,500        5,589,475
 *#Liberty Media Corp..................................      766,800       10,083,420
 Lincoln National Corp.................................      309,400       14,758,380
 Lockheed Martin Corp..................................      489,500       22,737,275
 Loews Corp............................................      636,800       36,189,344
 Longs Drug Stores Corp................................       50,900        1,166,119
 Louisiana-Pacific Corp................................      383,400        2,944,512
 Lubrizol Corp.........................................      182,000        5,803,980
 Lucent Technologies, Inc..............................    1,386,300       10,147,716
 Lyondell Chemical Co..................................      447,200        6,350,240
 *#Mandalay Resort Group...............................      296,300        6,400,080
 *Manor Care, Inc......................................      222,000        5,183,700
 MBIA, Inc.............................................      139,650        7,112,375
 Mead Corp.............................................      376,300       11,635,196
 *#Metromedia Fiber Network, Inc.......................      196,800          112,176

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *MGM Grand, Inc.......................................       99,000   $    2,608,650
 *MIPS Technologies, Inc., Class B.....................       10,116           87,402
 Mony Group, Inc.......................................       46,200        1,446,984
 #Motorola, Inc........................................      149,000        2,479,360
 Norfolk Southern Corp.................................    1,537,600       29,814,064
 Northrop Grumman Corp.................................      241,000       22,625,080
 *#NTL, Inc............................................       99,000          183,150
 Occidental Petroleum Corp.............................      650,800       16,270,000
 *Office Depot, Inc....................................       65,200        1,052,980
 Old Republic International Corp.......................      334,275        8,975,284
 Omnicare, Inc.........................................      360,300        7,703,214
 Pacific Century Financial Corp........................      337,800        8,512,560
 *Pactiv Corp..........................................      613,100       10,729,250
 *Park Place Entertainment Corp........................      800,400        6,723,360
 Penney (J.C.) Co., Inc................................    1,120,000       28,380,800
 Penzoil Quaker State Co...............................       55,600          722,800
 Phelps Dodge Corp.....................................      287,085       10,286,256
 *Pioneer Natural Resources Co.........................      483,900        8,105,325
 *Pride International, Inc.............................       50,000          640,000
 Pulitzer, Inc.........................................        1,700           81,345
 Pulte Corp............................................      124,200        4,874,850
 Questar Corp..........................................      271,400        6,312,764
 Qwest Communications International, Inc...............      713,600        8,491,840
 Rayonier, Inc.........................................       83,000        3,795,590
 Raytheon Co...........................................    1,084,000       35,522,680
 *#Rite Aid Corp.......................................      969,800        4,548,362
 RJ Reynolds Tobacco Holdings, Inc.....................      251,326       14,418,573
 Ryder System, Inc.....................................      275,400        5,645,700
 Safeco Corp...........................................      486,400       15,635,328
 Saint Paul Companies, Inc.............................      695,326       32,735,948
 *Saks, Inc............................................      743,200        6,094,240
 Sears, Roebuck & Co...................................      867,500       39,479,925
 *Service Corp. International..........................      903,100        5,301,197
 *Six Flags, Inc.......................................      315,900        4,523,688
 *Smurfit-Stone Container Corp.........................      106,626        1,716,145
 #Sovereign Bancorp, Inc...............................      781,020        8,630,271
 Sprint Corp...........................................       65,900        1,435,961
 St. Joe Corp..........................................        7,100          192,481
 Starwood Hotels and Resorts Worldwide, Inc............      573,700       15,570,218
 #Sunoco, Inc..........................................      298,800       10,924,128
 Supervalu, Inc........................................      565,200       12,813,084
 Temple-Inland, Inc....................................      131,300        7,502,482
 Thomas & Betts Corp...................................       46,900          957,229
 Tidewater, Inc........................................      100,900        2,875,650
 *Toys R Us, Inc.......................................      819,300       17,623,143
 TRW, Inc..............................................       30,000        1,170,600
 Tyson Foods, Inc. Class A.............................      912,556       10,978,049

                                                               SHARES          VALUE+
                                                               ------          ------

 UAL Corp..............................................      190,500   $    3,213,735
 #Ultramar Diamond Shamrock Corp.......................      233,200       11,193,600
 Union Pacific Corp....................................      824,200       45,372,210
 Unionbancal Corp......................................       86,600        3,181,684
 *United Rentals, Inc..................................      288,500        6,280,645
 Unitrin, Inc..........................................      223,800        8,705,820
 UnumProvident Corp....................................      838,989       21,645,916
 USX-Marathon Group, Inc...............................      911,450       24,973,730
 USX-US Steel Group....................................      326,200        5,509,518
 #Valero Energy Corp...................................      114,300        4,000,500
 Valhi, Inc............................................      158,500        2,036,725
 *#VeriSign, Inc.......................................       23,800          891,072
 *Viacom, Inc. Class B.................................        3,000          130,950
 *Vishay Intertechnology, Inc..........................      182,616        3,356,482
 Visteon Corp..........................................      273,569        3,775,252
 *WebMD Corp...........................................      321,200        1,597,970
 Weis Markets, Inc.....................................       20,800          582,400
 Wesco Financial Corp..................................       13,540        4,197,400
 Westvaco Corp.........................................      393,950       11,270,910
 #Weyerhaeuser Co......................................      183,800        9,713,830
 *Worldcom, Inc........................................    1,048,300       15,252,765
 #WorldCom, Inc........................................       28,372          371,815
 Worthington Industries, Inc...........................      140,800        2,083,840
 #Xerox Corp...........................................       75,000          630,000
 York International Corp...............................      137,800        5,029,700
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,552,038,771)................................                 1,633,506,335
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $1,255,265) to be
   repurchased at $1,236,206
   (Cost $1,236,000)...................................   $    1,236        1,236,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,553,274,771)++..............................                $1,634,742,335
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,553,444,235

                See accompanying Notes to Financial Statements.

                           THE U.S. SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (99.0%)
 *@Track Communications, Inc...........................       4,460    $      6,021
 *1-800 CONTACTS, Inc..................................      20,200         291,183
 *1-800-FLOWERS.COM, Inc...............................       3,700          53,483
 21st Century Holding Co...............................       1,100           3,245
 *24/7 Media, Inc......................................      32,800           7,380
 *3-D Systems Corp.....................................      15,600         174,252
 *#3DO Co..............................................      48,400         112,046
 *3TEC Energy Corp.....................................      13,200         191,334
 *7-Eleven, Inc........................................      16,900         207,025
 *#8X8, Inc............................................      26,300          24,327
 *A Consulting Team, Inc...............................       6,600           2,673
 *#A. B. Watley Group, Inc.............................      13,000          36,400
 *A.C. Moore Arts & Crafts, Inc........................      10,300         294,631
 *A.D.A.M., Inc........................................       9,000          25,515
 *aaiPharma, Inc.......................................      19,600         399,056
 *#Aames Financial Corp................................         240              76
 *AAON, Inc............................................      13,200         277,068
 AAR Corp..............................................      43,000         350,450
 Aaron Rents, Inc. Class A.............................       4,900          70,315
 Aaron Rents, Inc. Class B.............................      14,400         227,520
 *#Aastrom Biosciences, Inc............................      25,000          27,375
 *Abaxis, Inc..........................................      21,000          93,450
 ABC Bancorp...........................................       8,310         109,692
 *ABC Rail Products Corp...............................      27,200           3,536
 Abington Bancorp, Inc.................................       3,900          59,865
 *#Abiomed, Inc........................................      26,400         501,072
 *Ablest, Inc..........................................       2,100           9,660
 ABM Industries, Inc...................................      31,600         954,320
 Abrams Industries, Inc................................         200             772
 *Abraxas Petroleum Corp...............................       4,200           5,418
 *Acacia Research Corp.................................      28,160         312,294
 *Acceptance Insurance Companies, Inc..................      18,800          98,324
 *Access Worldwide Communications, Inc.................      12,400          11,346
 *#Acclaim Entertainment, Inc..........................      69,800         380,759
 *Accredo Health, Inc..................................      28,700       1,060,465
 *Accrue Software, Inc.................................      29,500          11,357
 *Ace Cash Express, Inc................................      16,300         147,189
 *Ace Comm Corp........................................      14,700          17,787
 Aceto Corp............................................       6,000          56,220
 *Ackerley Group, Inc..................................      36,800         603,152
 *Acme Communications, Inc.............................      13,000          92,625
 *Acme United Corp.....................................       5,300          16,430
 *Acorn Products, Inc..................................       5,300           2,305
 *#ACT Manufacturing, Inc..............................      22,200          28,860
 *ACT Teleconferencing, Inc............................         500           4,975
 *Actel Corp...........................................      31,400         599,112
 *Acterna Corp.........................................     224,600         701,875
 *Action Performance Companies, Inc....................      29,400         972,258
 *Actionpoint, Inc.....................................       5,600           9,100
 *Active Power, Inc....................................      25,800         153,768
 *Activision, Inc......................................      61,050       1,519,229
 *#Actrade Financial Technologies, Ltd.................      13,400         373,860
 *Actuant Corp.........................................      11,540         321,966
 *Actuate Corp.........................................     171,200         815,768
 *ACTV, Inc............................................      76,000         123,880
 *Acxiom Corp..........................................      26,200         338,373
                                                            SHARES           VALUE+
                                                            ------           ------

 Adams Resources & Energy, Inc.........................       5,400    $     38,988
 *Adaptec, Inc.........................................      59,000         810,070
 *Adaptive Broadband Corp..............................       5,800             130
 *ADE Corp.............................................      21,600         216,540
 *#Adelphia Business Solutions, Inc....................      28,100          18,686
 *Adept Technology, Inc................................      18,800          75,764
 *Administaff, Inc.....................................      38,000       1,108,840
 *Adtran, Inc..........................................      39,600       1,032,966
 *Advance Auto Parts Inc...............................       5,592         239,621
 *Advance Lighting Technologies, Inc...................      35,400          62,127
 *Advanced Digital Information Corp....................      49,900         781,184
 *Advanced Energy Industries, Inc......................      33,500         793,782
 *Advanced Magnetics, Inc..............................       9,400          31,490
 Advanced Marketing Services, Inc......................      29,250         498,712
 *Advanced Materials Group, Inc........................         237              59
 *Advanced Neuromodulation Systems, Inc................      11,000         296,230
 *Advanced Nutraceuticals, Inc.........................         700             679
 *Advanced Photonix, Inc. Class A......................      16,900          11,323
 *Advanced Power Technology, Inc.......................       9,000          92,025
 *#Advanced Technical Products, Inc....................       3,800          69,844
 *Advanced Tissue Sciences, Inc........................      84,800         326,056
 Advanta Corp. Class A.................................      17,500         158,900
 Advanta Corp. Class B Non-Voting......................      27,500         221,100
 *Advo, Inc............................................      25,800         985,560
 *Aehr Test Systems....................................       8,200          31,775
 *AEP Industries, Inc..................................       9,700         218,298
 *AeroCentury Corp.....................................         300           1,455
 *Aeroflex, Inc........................................      71,650       1,161,805
 *Aerosonic Corp.......................................       5,600         110,880
 *Aerovox, Inc.........................................       6,500              75
 *Aether Systems, Inc..................................       9,300          69,424
 *Aetrium, Inc.........................................      15,400          20,559
 *Affiliated Managers Group, Inc.......................      13,600         922,760
 *Affinity Technology Group, Inc.......................      29,100           2,110
 *Affymetrix, Inc......................................       8,600         311,535
 *Aftermarket Technology Corp..........................      29,300         554,795
 *AG Services America, Inc.............................       8,200          84,460
 Agco Corp.............................................      89,853       1,253,449
 *Agile Software Corp..................................      45,500         600,372
 *Agility Capital, Inc.................................       5,900             531
 AGL Resources, Inc....................................      32,200         690,046
 *AHL Services, Inc....................................      21,100          42,305
 *AHT Corp.............................................      14,200              57
 *Air Methods Corp.....................................      12,500          65,312
 Airborne, Inc.........................................      47,900         643,297
 *Airgas, Inc..........................................      96,900       1,463,190
 *AirGate PCS, Inc.....................................       5,900         308,865
 *Airnet Communications Corp...........................      15,500          11,082
 *Airnet Systems, Inc..................................      14,500          89,900
 *Airtran Holdings, Inc................................     107,600         671,424
 AK Steel Holding Corp.................................      36,100         382,660
 *#Akamai Technologies, Inc............................      98,800         570,570
 *Akorn, Inc...........................................      30,400         118,560
 *Aksys, Ltd...........................................      25,900         185,055
 Alabama National Bancorporation.......................      14,100         442,387
 Alamo Group, Inc......................................       8,700         113,535
 *Alaris Medical, Inc..................................      69,400         235,960
 *Alaska Air Group, Inc................................      31,800         911,070

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Alaska Communications Systems Group, Inc.............      22,200    $    179,376
 *Albany International Corp. Class A...................      44,272         896,065
 *Albany Molecular Research, Inc.......................      37,300         862,189
 Albemarle Corp........................................      22,200         494,394
 *Alcide Corp..........................................       2,300          56,223
 *Aldila, Inc..........................................      13,900          15,359
 Alexander & Baldwin, Inc..............................      27,200         654,568
 *Alexion Pharmaceuticals, Inc.........................      23,400         496,899
 Alfa Corp.............................................      55,500       1,209,067
 Alico, Inc............................................       9,100         276,321
 *All American Semiconductor, Inc......................       5,100          17,263
 *Allcity Insurance Co.................................         200             188
 Allegheny Teledyne, Inc...............................       3,200          49,408
 *Allegiance Telecom, Inc..............................      16,200         129,681
 Allegiant Bancorp, Inc................................       4,700          59,220
 Allen Organ Co. Class B...............................         800          26,000
 *Allen Telecom, Inc...................................      41,900         370,815
 *Alliance Fiber Optic Products, Inc...................      15,400          28,875
 *Alliance Gaming Corp.................................      16,530         436,227
 *#Alliance Pharmaceutical Corp........................      12,740          38,666
 *Alliance Semiconductor Corp..........................      45,700         490,361
 *Allied Healthcare Products, Inc......................       6,700          23,617
 *Allied Holdings, Inc.................................      10,200          23,562
 *Allied Research Corp.................................       6,300          75,285
 *Allied Riser Communications..........................      34,400           4,988
 *Allou Health & Beauty Care, Inc. Class A.............       7,100          42,245
 *#Alloy Online, Inc...................................      26,200         433,610
 *Allsctipts Healthcare Solutions, Inc.................      36,100         114,798
 *Alltrista Corp.......................................       9,100         144,690
 *Almost Family, Inc...................................       1,600          22,752
 *Alpha Industries, Inc................................      33,200         796,966
 *Alpha Technologies Group, Inc........................      10,400          52,260
 *Alphanet Solutions, Inc..............................       6,900          12,799
 #Alpharma, Inc. Class A...............................      21,500         515,570
 *Alpine Group, Inc....................................      22,200          38,628
 *Alteon, Inc..........................................      16,200          63,990
 *#Alterra Healthcare Corp.............................      28,600           4,290
 *Altris Software, Inc.................................       2,402             961
 Ambanc Holding Co., Inc...............................       8,300         175,960
 Ambassadors, Inc......................................      11,700         221,715
 *AMC Entertainment, Inc...............................      29,100         410,019
 Amcast Industrial Corp................................      11,900          59,500
 Amcol International Corp..............................      37,700         217,529
 Amcore Financial, Inc.................................      38,000         854,050
 *#Amedisys, Inc.......................................       1,400           9,821
 *Amerco, Inc..........................................      30,500         549,152
 *America Services Group, Inc..........................       4,600          27,485
 *America West Holdings Corp. Class B..................     233,900         608,140
 *American Aircarriers Support, Inc....................       7,200               7
 *American Axle & Manufacturing Holdings, Inc..........       8,800         171,160
 American Bancorporation Ohio..........................       4,900         101,699
 American Bank of Connecticut..........................       4,900         156,800
 American Biltrite, Inc................................       4,500          56,250
 #American Business Financial Services, Inc............       5,830         115,580
 American Capital Strategies, Ltd......................      40,400       1,120,696
 *American Claims Evaluation, Inc......................       1,000           1,690
 *#American Classic Voyages Co.........................      35,900           1,077
                                                            SHARES           VALUE+
                                                            ------           ------

 *American Coin Merchandising, Inc.....................       7,800    $     62,634
 *American Dental Partners, Inc........................       7,800          55,458
 *American Ecology Corp................................      15,750          30,004
 American Greetings Corp. Class A......................      70,900         925,245
 *American Healthcorp, Inc.............................      18,450         611,525
 #American Home Mortgage Holdings, Inc.................       7,800         112,632
 *American Homestar Corp...............................      17,530              42
 *American Indemnity Financial Escrow..................         800             800
 *American Italian Pasta Co............................      28,600       1,061,060
 *American Locker Group, Inc...........................         300           3,210
 *American Management Systems, Inc.....................      37,900         581,575
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      19,500         198,900
 *American Medical Systems Holdings, Inc...............      47,900         819,569
 *American Medical Technologies, Inc...................       5,100           4,972
 *American Pacific Corp................................      10,800          77,598
 *American Physicians Services Group, Inc..............       2,200           7,161
 *American Retirement Corp.............................      25,000          46,500
 *American Science & Engineering, Inc..................       6,500         117,650
 American Shared Hospital Services.....................       5,600          17,416
 *American Skiing Co...................................      20,400          17,340
 *American Software, Inc. Class A......................      29,600          56,980
 American States Water Co..............................      15,900         564,291
 *American Superconductor Corp.........................      21,800         298,006
 *American Technical Ceramics Corp.....................      12,000         118,800
 American Vanguard Corp................................         207           3,519
 *American Wagering, Inc...............................      11,800           3,009
 *American West Bancorporation.........................       1,760          20,170
 American Woodmark Corp................................      10,400         460,668
 Americana Bancorp, Inc................................       2,712          34,225
 *Ameripath, Inc.......................................      34,700         999,533
 AmeriServe Financial, Inc.............................      23,200         104,748
 *Ameristar Casinos, Inc...............................      22,300         529,625
 *#Ameritrade Holding Corp.............................      42,900         255,469
 Ameron, Inc...........................................       5,100         338,385
 AmerUs Group Co.......................................      26,644         926,945
 *#Ames Department Stores, Inc.........................      47,500          12,587
 Ametek, Inc...........................................      55,800       1,609,830
 *Amistar Corp.........................................       1,600           1,880
 *AML Communications, Inc..............................       9,500           9,025
 Ampco-Pittsburgh Corp.................................      11,900         109,718
 *Ampex Corp. Class A..................................      63,600          12,084
 *Amrep Corp...........................................       8,300          44,405
 *Amresco, Inc.........................................      10,460             115
 *Amsurg Corp..........................................       6,789         180,248
 *Amtran, Inc..........................................      18,700         222,156
 *Amwest Insurance Group, Inc..........................       3,894             195
 *AMX Corp.............................................      14,400          37,008
 *#Amylin Pharmaceuticals, Inc.........................      77,800         702,534
 *Anacomp, Inc.........................................      21,200             954
 *Anadigics, Inc.......................................      37,100         624,764
 Analogic Corp.........................................      16,600         611,378
 Analysts International Corp...........................      37,700         138,924
 *Analytical Surveys, Inc..............................      12,300           5,781
 *Anaren Microwave, Inc................................      26,600         434,644

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Anchor Bancorp Wisconsin, Inc.........................      37,100    $    665,203
 *Anchor Gaming, Inc...................................      21,000       1,281,105
 Andersons, Inc........................................       8,200          79,540
 *#Andrea Electronics Corp.............................      20,600          14,214
 *#Angeion Corp........................................       4,300           2,773
 Angelica Corp.........................................      10,200         102,000
 *#Anicom, Inc.........................................      28,500               3
 *Anika Therapeutics, Inc..............................      12,700          12,192
 *Anixter International, Inc...........................      36,300       1,044,351
 *Ann Taylor Stores Corp...............................      37,800       1,030,806
 *Ansoft Corp..........................................      16,100         254,702
 *AnswerThink Consulting Group, Inc....................      50,700         313,833
 *Ansys, Inc...........................................      25,700         640,829
 *Anthony and Sylvan Pools Corp........................       3,115          22,398
 *Antigenics, Inc. Rights 07/06/02.....................       6,206         105,688
 *AP Pharma, Inc.......................................      33,000          78,870
 *APA Optics, Inc......................................      16,300          44,662
 *APAC Teleservices, Inc...............................      88,900         263,144
 *Aphton Corp..........................................      23,300         402,274
 Apogee Enterprises, Inc...............................      40,100         618,743
 Applebees International, Inc..........................      29,450         982,010
 *Applica, Inc.........................................      34,400         273,480
 *Applied Extrusion Technologies, Inc..................      18,900         143,262
 *Applied Films Corp...................................       8,800         254,364
 *Applied Graphics Technologies, Inc...................      13,040           4,564
 *Applied Imaging Corp.................................      17,900          51,910
 Applied Industrial Technologies, Inc..................      28,900         529,159
 *Applied Innovation, Inc..............................      25,000         188,625
 *Applied Microsystems Corp............................      10,400          11,180
 Applied Signal Technologies, Inc......................      13,400         118,389
 *#AppliedTheory Corp..................................       7,100           1,313
 *#Applix, Inc.........................................      19,200          35,904
 *Apria Healthcare Group, Inc..........................      43,300       1,041,798
 *Apropos Technology, Inc..............................      12,000          24,840
 Aptargroup, Inc.......................................      31,700       1,039,760
 *Aradigm Corp.........................................      28,700         197,312
 *Arch Capital Group, Ltd..............................      20,500         486,362
 Arch Chemicals, Inc...................................      31,500         686,700
 Arch Coal, Inc........................................      52,000       1,039,480
 Arctic Cat, Inc.......................................      25,100         418,291
 *#Ardent Communications, Inc..........................      23,000             805
 Area Bancshares Corp..................................      34,200         628,938
 *Arena Pharmaceuticals, Inc...........................      24,900         276,016
 Argonaut Group, Inc...................................      31,000         537,230
 *Argonaut Technologoes, Inc...........................      17,400          55,854
 *Argosy Gaming Corp...................................      44,800       1,469,440
 *Arguss Holdings, Inc.................................      20,000          59,600
 *#ARI Network Services, Inc...........................       8,000           2,200
 *Ariad Pharmaceuticals, Inc...........................      43,000         184,685
 *#Ariba, Inc..........................................      54,200         232,247
 *Ariel Corp...........................................      21,100             728
 *Ark Restaurants Corp.................................       2,700          17,280
 *Arkansas Best Corp...................................      31,600         773,094
 *Arlington Hospitality, Inc...........................       6,400          16,608
 *Armor Holdings, Inc..................................      34,400         794,640
 *#Armstrong Holdings, Inc.............................      35,700          87,822
 Arnold Industries, Inc................................      38,500         836,797
 *Arqule, Inc..........................................      24,400         313,174
 *Arrhythmia Research Technology, Inc..................       1,800           5,130
 *Arris Group, Inc.....................................      70,100         569,562
 Arrow Financial Corp..................................       9,975         297,055
 Arrow International, Inc..............................      31,100       1,179,467
                                                            SHARES           VALUE+
                                                            ------           ------

 *Art Technology Group, Inc............................      59,900    $    189,583
 *Artesyn Technologies, Inc............................      44,700         355,365
 *Arthrocare Corp......................................      27,000         442,530
 *#Artificial Life, Inc................................       1,200             702
 *Artisan Components, Inc..............................      23,000         298,310
 *Artisoft, Inc........................................      24,900          38,346
 *Arts Way Manufacturing Co., Inc......................         200             382
 Arvinmeritor, Inc.....................................      23,100         416,955
 *Asante Technologies, Inc.............................       7,200           2,628
 ASB Financial Corp....................................       1,000          10,740
 *Ascent Assurance, Inc................................         109              87
 *Ascential Software Corp..............................      30,900         128,080
 *Ashworth, Inc........................................      21,500         107,392
 *Ask Jeeves, Inc......................................       2,500           4,762
 *Aspect Communications Corp...........................      55,300         176,960
 *Aspect Medical Systems, Inc..........................       5,000          48,875
 *Aspen Technology, Inc................................      32,000         421,600
 *Aspeon, Inc..........................................       9,400           1,739
 Associated Materials, Inc.............................       6,900         220,627
 *Astea International, Inc.............................      18,500          16,095
 *Astec Industries, Inc................................      27,200         378,488
 Astro-Med, Inc........................................       4,500          17,280
 *Astronics Corp.......................................       6,200          82,832
 *Astronics Corp. Class B..............................       2,170          29,566
 *#AstroPower, Inc.....................................      17,100         624,321
 *ASV, Inc.............................................      13,100         146,392
 *Asyst Technologies, Inc..............................      37,500         419,062
 *#At Home Corp........................................      49,400           2,248
 *ATG, Inc.............................................      16,200           5,670
 *AtheroGenics, Inc....................................      17,600          76,824
 *Athey Products Corp..................................       2,940             603
 Atlanta Sosnoff Capital Corp..........................       7,700          77,000
 *Atlantic American Corp...............................      21,100          40,195
 *Atlantic Coast Airlines, Inc.........................      55,000       1,138,775
 *Atlantic Data Services, Inc..........................      18,700          31,696
 *Atlantic Premium Brands, Ltd.........................       2,000           2,400
 *Atlantis Plastics, Inc...............................       3,300           8,085
 *Atlas Air, Inc.......................................      32,300         502,911
 *ATMI, Inc............................................      36,400         822,822
 Atmos Energy Corp.....................................      58,700       1,150,520
 *ATP Oil & Gas Corp...................................      12,700          62,801
 *Atrion Corp..........................................       2,700          92,151
 *Atrix Labs, Inc......................................      22,700         566,592
 *ATS Medical, Inc.....................................      35,000         150,850
 *Atwood Oceanics, Inc.................................      22,100         709,410
 *Audiovox Corp. Class A...............................      45,800         332,050
 *August Technology Corp...............................      14,800         116,994
 *Ault, Inc............................................       7,100          27,796
 *#Aura Systems, Inc...................................       5,295           2,184
 *Aurora Foods, Inc....................................      85,900         450,975
 *Auspex Systems, Inc..................................      53,900          77,077
 *#Authentidate Holding Corp...........................      19,800          77,715
 *#autobytel.com, Inc..................................      24,100          33,619
 *Autoimmune, Inc......................................      19,200          22,848
 *Autologic Information International, Inc.............       2,300          16,238
 *Avalon Holding Corp. Class A.........................       1,550           4,185
 *Avanex Corp..........................................      61,000         441,945
 *Avanir Pharmaceuticals Class A.......................      47,600         161,364
 *Avant Corp...........................................      61,800         634,686
 *Avant Immunotherapeutics, Inc........................      72,200         277,609
 *Avatar Holdings, Inc.................................       9,100         214,714

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Avax Technologies, Inc...............................       1,400    $        945
 *Avi Biopharma, Inc...................................      27,700         263,704
 *Aviall, Inc..........................................      27,600         144,072
 *#Aviation Sales Co...................................      25,242          11,106
 *Avici System, Inc....................................       5,900          16,933
 *Avid Technology, Inc.................................      39,600         417,186
 *AVIDYN, Inc..........................................       3,500          11,690
 *Avigen, Inc..........................................      27,100         269,374
 *Aviron...............................................      34,700       1,284,767
 Avista Corp...........................................      57,500         692,875
 *Avocent Corp.........................................      38,600         919,259
 *#Avteam, Inc. Class A................................      12,800              45
 *Aware, Inc...........................................      27,200         137,088
 *AXS-One, Inc.........................................      34,700          11,451
 *Axsys Technologies, Inc..............................       6,400          56,864
 *AXT, Inc.............................................      26,800         358,718
 *Aztar Corp...........................................      62,500         990,625
 AZZ, Inc..............................................       7,200         151,776
 Badger Meter, Inc.....................................       3,300          70,950
 *Badger Paper Mills, Inc..............................       1,000           4,500
 Bairnco Corp..........................................       9,700          57,521
 *Baker (Michael) Corp.................................       7,900         107,440
 *Balanced Care Corp...................................       5,300           1,219
 Balchem Corp..........................................       5,000          98,750
 Baldor Electric Co....................................      47,233         969,221
 Baldwin & Lyons, Inc. Class B.........................      14,700         363,016
 *Baldwin Piano & Organ Co.............................       1,900               2
 *Baldwin Technology, Inc. Class A.....................      13,500          16,875
 *Ballantyne Omaha, Inc................................      17,200          10,320
 *Bally Total Fitness Holding Corp.....................      35,900         762,516
 *Baltek Corp..........................................       1,500          10,432
 Bancfirst Ohio Corp...................................      10,290         228,747
 *Bancinsurance Corp...................................       7,800          36,270
 Bancorp Connecticut, Inc..............................       6,700         126,965
 BancorpSouth, Inc.....................................      20,637         318,635
 Bandag, Inc...........................................      14,500         449,500
 Bandag, Inc. Class A..................................      12,300         329,640
 Bank of Granite Corp..................................      14,800         301,846
 Bank of The Ozarks....................................       3,800          93,575
 *Bank Plus Corp.......................................      27,700         197,085
 *Bank United Financial Corp. Class A..................      29,000         408,320
 BankAtlantic Bancorp, Inc. Class A....................      11,285          90,280
 Banknorth Group, Inc..................................      16,049         348,344
 *Bankrate, Inc........................................       7,000           5,075
 Banner Corp...........................................      17,160         275,246
 Banta Corp............................................      35,900       1,033,202
 Barnes Group, Inc.....................................      25,700         560,260
 *barnesandnoble.com, inc..............................      18,225          25,242
 Barnwell Industries, Inc..............................         400           8,140
 *Barr Laboratories, Inc...............................       6,123         447,285
 *Barra, Inc...........................................      25,300       1,182,142
 *Barrett Business Services, Inc.......................      10,000          38,500
 *Barrister Information Systems Corp...................      11,800           5,310
 *Barry (R.G.) Corp....................................      12,000          58,440
 *Base Ten Systems, Inc................................       1,720             172
 Bassett Furniture Industries, Inc.....................      16,600         241,530
 Bay State Bancorp, Inc................................       1,400          51,520
 *Bay View Capital Corp................................      59,300         432,297
 *Baycorp Holdings, Ltd................................      13,200         121,440
 *Bayou Steel Corp. Class A............................      13,500           6,075
 *BCT International, Inc...............................       2,700           2,862
 *Be Aerospace, Inc....................................      40,400         336,936
                                                            SHARES           VALUE+
                                                            ------           ------

 *Beacon Power Corp....................................         420    $        380
 *Beazer Homes USA, Inc................................      11,600         777,200
 *Bebe Stores, Inc.....................................      40,400         746,390
 *BEI Electronics, Inc.................................       7,600          50,540
 BEI Technologies, Inc.................................      22,400         410,144
 *Bel Fuse, Inc. Class A...............................       3,300          67,897
 Bel Fuse, Inc. Class B................................       5,250         119,831
 Belden, Inc...........................................      36,500         792,050
 *Bell Industries, Inc.................................      11,900          26,180
 *Bell Microproducts, Inc..............................      23,100         255,601
 *Benchmark Electronics, Inc...........................      24,800         474,176
 *Benihana, Inc........................................       1,000          11,950
 *Bentley Pharmaceuticals, Inc.........................      20,460         182,094
 *Benton Oil & Gas Co..................................      40,500          55,890
 Berkley (W.R.) Corp...................................      34,400       1,840,400
 Berry Petroleum Corp. Class A.........................      33,800         522,210
 *#Bethlehem Steel Corp................................     147,000          54,390
 *Beverly Enterprises..................................     140,100       1,274,910
 *#Beyond.com Corp.....................................       3,140           5,856
 BHA Group Holdings, Inc. Class A......................       8,400         123,900
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       6,400           7,360
 *Big Dog Holdings, Inc................................       1,500           4,582
 Big Lots, Inc.........................................      29,200         274,480
 *billserv.com, Inc....................................       2,200           2,838
 *BindView Development Corp............................      68,700          82,783
 *Bio Technology General Corp..........................      84,000         704,340
 *Bio Vascular, Inc....................................      12,600          97,398
 *Bioanalytical Systems, Inc...........................       4,900          43,218
 *Biocryst Pharmaceuticals, Inc........................      24,200          90,145
 *Bio-Logic Systems Corp...............................       5,200          29,406
 *#BioMarin Pharmaceutical, Inc........................      31,000         372,310
 *#Bionova Holdings Corp...............................       8,170           2,941
 *Bionx Implants, Inc..................................      13,900          56,642
 *Bio-Plexus, Inc......................................         270             184
 *Bio-Rad Laboratories, Inc. Class A...................      16,600       1,047,460
 *BioReliance Corp.....................................       7,500         203,587
 *Biosite Diagnostics, Inc.............................      23,100         381,034
 *Biosource International, Inc.........................      13,500         108,067
 *Biospecifics Technologies Corp.......................       5,800          10,324
 *BioTransplant, Inc...................................      18,700         142,868
 *Birmingham Steel Corp................................      40,900          11,043
 *Bitstream, Inc.......................................      12,800          65,984
 *Black Box Corp.......................................         600          31,584
 *Black Hawk Gaming & Development, Inc.................       3,600          35,964
 Black Hills Corp......................................      32,500         999,375
 Blair Corp............................................      12,000         225,000
 *Blonder Tongue Laboratories, Inc.....................       9,800          32,340
 *Blount International, Inc............................      24,000          86,640
 *#Blue Rhino Corp.....................................      15,400          78,155
 *Bluegreen Corp.......................................      31,965          65,848
 Blyth, Inc............................................      28,600         572,000
 BMC Industries, Inc...................................      43,800         124,830
 *BNS Co. Class A......................................       4,120           9,641
 Bob Evans Farms, Inc..................................      53,400       1,177,203
 *Boca Resorts, Inc....................................      58,900         710,923
 *Bogen Communications International, Inc..............      12,500          36,125
 *Bolder Technologies Corp.............................      20,400              14
 *Bolt Technology Corp.................................       7,000          31,500
 *Bombay Co., Inc......................................      47,200         120,360

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Bone Care International, Inc.........................      14,850    $    281,036
 *Bontex, Inc..........................................         200             320
 *Bon-Ton Stores, Inc..................................      15,600          45,240
 *Books-a-Million, Inc.................................      25,000          84,625
 Borg Warner Automotive, Inc...........................      16,300         749,800
 *Borland Software Corp................................      76,100       1,098,884
 *Boron, Lepore and Associates, Inc....................      18,900         253,165
 Boston Acoustics, Inc.................................       7,400          69,301
 *Boston Beer Company, Inc. Class A....................      21,200         292,560
 *Boston Biomedical, Inc...............................       8,200          24,272
 *Boston Communications Group, Inc.....................      26,800         268,268
 Boston Private Financial Holdings, Inc................      20,200         408,040
 Bostonfed Bancorp, Inc................................       6,900         159,390
 *Bottomline Technologies, Inc.........................      15,500         112,142
 *Boundless Corp.......................................       6,000           8,700
 Bowne & Co., Inc......................................      62,600         811,922
 *Boyd Gaming Corp.....................................     108,000         564,840
 *Boyds Collection, Ltd................................      98,900         715,047
 *#Bradlees, Inc.......................................       8,800              40
 *Bradley Pharmaceuticals, Inc. Class A................      10,000         168,500
 Brady (W.H.) Co. Class A..............................      27,000         862,650
 *Brass Eagle, Inc.....................................       9,300          42,501
 *Braun Consulting, Inc................................      23,600          98,058
 *#Breed Technologies, Inc.............................      36,800           1,730
 Bridgford Foods Corp..................................      14,100         176,250
 Briggs & Stratton Corp................................      14,800         571,576
 *Brigham Exploration Co...............................      22,900          56,563
 *Bright Horizons Family Solutions, Inc................       6,600         161,040
 *Brightpoint, Inc.....................................     111,200         357,508
 *#BrightStar Information Technology Group, Inc........      13,600             884
 *Brilliant Digital Entertainment, Inc.................      27,600           8,280
 *Brio Technology, Inc.................................      40,800          86,088
 *#Britesmile, Inc.....................................      38,100         157,924
 *Broadview Media, Inc.................................         200             145
 *#Broadvision, Inc....................................      44,300         133,121
 Brookline Bancorp, Inc................................      38,800         592,670
 *#Brooks Automation, Inc..............................      22,300         819,636
 *Brookstone, Inc......................................      12,500         139,062
 *Brooktrout Technology, Inc...........................      18,300         108,976
 *Brown (Tom), Inc.....................................      43,000       1,005,125
 Brown and Brown, Inc..................................      59,500       1,732,640
 Brown Shoe Company, Inc...............................      27,300         401,310
 Brush Wellman, Inc....................................      24,000         278,400
 Bryn Mawr Bank Corp...................................         800          22,720
 BSB Bancorp, Inc......................................      13,100         332,019
 *BTU International, Inc...............................      11,000          38,170
 *Buca, Inc............................................      16,200         234,495
 *Buckeye Technology, Inc..............................      50,000         487,000
 *Buckhead America Corp................................         900           1,215
 *Buckle, Inc..........................................      33,900         678,000
 *#Budget Group, Inc...................................      44,200          37,128
 *Building Materials Holding Corp......................      16,500         180,510
 *Bull Run Corp........................................      50,200          38,152
 Burlington Coat Factory Warehouse Corp................      64,680       1,080,156
 Bush Industries, Inc. Class A.........................      14,200         170,400
 *Butler International, Inc............................      12,300          24,907
 Butler Manufacturing Co...............................       7,600         199,652
 *BWAY Corp............................................      14,800         124,912
                                                            SHARES           VALUE+
                                                            ------           ------

 C & D Technologies, Inc...............................      23,600    $    486,160
 *Cable Design Techologies Corp........................      45,087         557,726
 Cabot Oil & Gas Corp. Class A.........................      44,800         989,632
 *Cache, Inc...........................................      13,600          45,764
 *CacheFlow, Inc.......................................      31,300          56,183
 *Caci International, Inc. Class A.....................      15,900       1,176,202
 *Cadiz, Inc...........................................      56,500         447,762
 Cadmus Communications Corp............................      11,700         114,660
 *Cagle's, Inc. Class A................................       2,000          13,600
 *Cal Dive International, Inc..........................      41,500         887,062
 Calgon Carbon Corp....................................      61,300         538,827
 *Caliber Learning Network, Inc........................      13,600              20
 *Calico Commerce, Inc.................................       5,121             717
 *California Amplifier, Inc............................      21,200         102,926
 *California Coastal Communities, Inc..................      10,600          46,640
 California First National Bancorp.....................      15,600         182,520
 *California Micro Devices Corp........................      16,800          73,500
 California Water Service Group........................      19,400         514,100
 Callaway Golf Co......................................      38,000         606,100
 *Callon Petroleum Co..................................      17,100         100,890
 *Calloways Nursery, Inc...............................       1,200           1,344
 Cal-Maine Foods, Inc..................................      12,400          46,190
 *Calton, Inc..........................................       7,180           3,949
 *CAM Commerce Solutions, Inc..........................       4,700          18,941
 Cambrex Corp..........................................      12,500         486,000
 *Cambridge Heart, Inc.................................      23,400          41,769
 Camco Financial Corp..................................       6,316          76,108
 *Caminus Corp.........................................      17,800         325,473
 *Candela Laser Corp...................................      22,700          88,076
 *Candies, Inc.........................................      17,200          40,248
 *Candlewood Hotel Co., Inc............................       1,500           2,767
 *Cannon Express, Inc. Class A.........................         900             841
 *Cannondale Corp......................................      12,000          24,780
 *Cantel Industries, Inc. Class B......................       7,960         166,563
 *Canterbury Information Technology, Inc...............      15,900          13,197
 *Capital Corp. of the West............................       4,305          64,037
 *Capital Crossing Bank................................       9,300         199,624
 *Capital Pacific Holdings, Inc........................      12,300          46,740
 *Capital Senior Living Corp...........................      27,600          55,752
 Capital Southwest Corp................................         300          18,996
 Capitol Bancorp, Ltd..................................       8,564         114,543
 Capitol Federal Financial.............................       1,300          26,195
 Capitol Transamerica Corp.............................      14,600         237,615
 *Caprius, Inc.........................................         548              30
 *Captaris, Inc........................................      46,300         136,816
 Caraustar Industries, Inc.............................      37,800         256,095
 *Carbide/Graphite Group, Inc..........................      11,300             113
 Carbo Ceramics, Inc...................................      20,500         683,675
 *#Cardiac Sciences, Inc...............................      21,900         104,134
 *#Cardima, Inc........................................      21,200          40,598
 *CardioDynamics International Corp....................      50,000         362,500
 *CardioGenesis Corp...................................      42,000          55,650
 *Cardiotech International, Inc........................       9,200          18,032
 *Carecentric, Inc.....................................       2,035           1,831
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................      50,102       1,566,940
 *#CareerEngine Network, Inc...........................       7,000          11,200
 *#CareMatrix Corp.....................................         877              75
 Carlisle Companies, Inc...............................      11,500         385,940
 *Carlyle Industries, Inc..............................       2,458             614
 Carpenter Technology Corp.............................      34,100         876,711

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Carreker-Antinori, Inc...............................      29,700    $    197,356
 *Carriage Services, Inc. Class A......................      19,800          94,644
 *Carrier Access Corp..................................      32,100         100,633
 *Carrington Laboratories, Inc.........................      12,300          12,792
 *Carrizo Oil & Gas, Inc...............................      18,200          80,899
 *Cascade Corp.........................................      16,000         165,600
 Cascade Natural Gas Corp..............................      17,700         357,540
 *Casella Waste Systems, Inc. Class A..................      37,169         469,073
 Casey's General Stores, Inc...........................      74,300       1,034,999
 Cash America International, Inc.......................      37,200         340,380
 Castle (A.M.) & Co....................................      20,337         209,878
 *Castle Dental Centers, Inc...........................       5,500             550
 Castle Energy Corp....................................       7,300          43,216
 Casual Male Corp......................................      18,800           1,128
 Catalina Lighting, Inc................................       8,800           3,740
 *Catalyst International, Inc..........................      13,000          35,035
 *Catalytica Energy Systems, Inc.......................       8,091          35,964
 *Catapult Communications Corp.........................      14,800         360,750
 Cathay Bancorp, Inc...................................       7,400         446,886
 Cato Corp. Class A....................................      31,100         575,816
 *Cavalier Homes, Inc..................................      21,460          53,435
 CBRL Group, Inc.......................................      57,500       1,485,512
 *CCA Industries, Inc..................................       4,300           5,805
 CCBT Financial Companies, Inc.........................      11,100         271,839
 *CCC Information Services Group, Inc..................      36,600         201,117
 *C-COR Electronics, Inc...............................      37,800         364,203
 *CD Warehouse, Inc....................................       3,300           3,300
 *CD&L, Inc............................................       7,300           2,555
 *CDI Corp.............................................      32,900         577,066
 *Cec Entertainment Inc................................      10,800         401,760
 *Celadon Group, Inc...................................      12,500          70,000
 *Celebrity, Inc.......................................       1,300             604
 *Celera Genomics Group - Applera Corp.................       7,021         201,854
 *Celeritek, Inc.......................................      18,700         242,913
 *Cell Genesys, Inc....................................      39,352         899,390
 *#Cell Pathways, Inc..................................       4,829          25,570
 *Cell Therapeutics, Inc...............................      40,400       1,110,192
 *Cellegy Pharmaceuticals, Inc.........................      17,900         134,071
 *#Cellstar Corp.......................................      80,400          71,556
 *Cellular Technical Services..........................       3,100           7,936
 *Cel-Sci Corp.........................................      19,900          20,099
 Centennial Bancorp....................................      34,506         247,235
 *Centennial Cellular Corp.............................         300           2,805
 *#CenterSpan Communication Corp.......................       8,800          87,472
 Centex Construction Products, Inc.....................      27,100         806,225
 *Centillium Communications, Inc.......................      12,100         121,665
 Central Bancorp, Inc..................................       2,400          59,760
 *Central Garden & Pet Co..............................      30,500         253,302
 Central Parking Corp..................................      45,600         800,280
 Central Vermont Public Service Corp...................      18,300         310,917
 Century Aluminum Co...................................      28,500         356,392
 Century Bancorp Income Class A........................       1,000          20,550
 *Century Business Services, Inc.......................      99,500         168,155
 *#Cepheid, Inc........................................      13,300          54,663
 *Ceradyne, Inc........................................      13,200         143,550
 Cerberonics, Inc. Class A.............................         200             460
 *Ceres Group, Inc.....................................      16,000          51,440
 *Cerus Corp...........................................      18,900         803,344
 CFS Bancorp, Inc......................................      19,000         260,395
 *CGI Group, Inc.......................................      64,580         483,704
 CH Energy Group, Inc..................................      24,500       1,029,000
                                                            SHARES           VALUE+
                                                            ------           ------

 *Chad Therapeutics....................................      10,000    $     30,000
 *Champion Enterprises, Inc............................      83,300       1,005,431
 Champion Industries, Inc..............................      13,174          38,863
 *Championship Auto Racing Teams, Inc..................      21,200         308,460
 *Champps Entertainment, Inc...........................      18,000         173,430
 *Channell Commercial Corp.............................       6,600          21,912
 *Charles and Colvard, Ltd.............................      11,000          12,870
 *Charles River Associates, Inc........................      12,200         238,632
 *Charlotte Russe Holding, Inc.........................       2,800          49,854
 *Charming Shoppes, Inc................................     143,900         718,780
 *Chart House Enterprises, Inc.........................      15,000          10,650
 *Chart Industries, Inc................................      33,625          73,975
 Chase Corp............................................       4,100          47,765
 *Chase Industries, Inc................................      11,800         107,970
 *Chattem, Inc.........................................      14,200         210,160
 *Chaus (Bernard), Inc.................................      11,100           4,995
 *Check Technology Corp................................       8,000          37,800
 *Checkers Drive-In Restaurant, Inc....................      12,234          70,957
 *Checkpoint System, Inc...............................      42,300         447,111
 *Cheesecake Factory, Inc..............................      28,462         880,757
 Chemed Corp...........................................      13,500         418,500
 Chemfirst, Inc........................................      24,500         576,730
 Chemical Financial Corp...............................      25,939         741,077
 *Cherokee, Inc........................................      11,900         126,913
 Chesapeake Corp.......................................      26,500         762,670
 *Chesapeake Energy Corp...............................     142,870         914,368
 Chesapeake Utilities Corp.............................       8,200         154,980
 Chester Valley Bancorp................................         522           7,465
 Chicago Rivet & Machine Co............................         200           4,440
 *#Chicos Fas, Inc.....................................      37,350       1,184,368
 *Children's Comprehensive Services, Inc...............      10,050          47,536
 *#Children's Place Retail Stores, Inc.................      43,000       1,506,075
 *Childtime Learning Centers, Inc......................       6,500          47,612
 *#ChipPAC, Inc........................................      38,500         269,307
 *#Chiquita Brands International, Inc..................      89,585          66,293
 Chittenden Corp.......................................      33,573         867,526
 *Choice Hotels International, Inc.....................      36,300         666,105
 *Cholestech Corp......................................      19,200         508,704
 *Chordiant Software, Inc..............................       1,100           4,691
 *Christopher & Banks Corp.............................      24,450         930,811
 *ChromaVision Medical Systems, Inc....................      30,800         125,510
 *Chromcraft Revington, Inc............................      12,600         124,110
 *Chronimed, Inc.......................................      19,400         113,975
 Church & Dwight Co., Inc..............................      47,500       1,249,250
 Churchill Downs, Inc..................................      15,800         450,774
 *#Chyron Corp.........................................      48,600          12,150
 *Ciber, Inc...........................................      76,412         585,316
 CICOR International, Inc..............................      15,350         264,941
 *CIDCO, Inc...........................................      23,100           7,969
 *Cima Laboratories, Inc...............................      17,700         613,393
 *Ciprico, Inc.........................................       6,400          33,440
 *Circuit City Stores, Inc. (Carmax Group).............      41,100         819,945
 *Circuit Systems, Inc.................................       2,600              16
 *Cirrus Logic, Inc....................................      88,600       1,179,709
 *Citadel Holding Corp. Class A........................       4,240           6,360
 *Citation Holding Corp. Class B.......................       1,060           1,696
 Citizens Banking Corp.................................      16,200         519,696
 *Citizens, Inc. Class A...............................      31,236         338,598
 *City Holding Co......................................      23,686         275,587

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Civic Bancorp........................................       6,300    $    123,133
 *CKE Restaurants, Inc.................................      55,500         470,640
 Claire's Stores, Inc..................................      76,600       1,095,380
 Clarcor, Inc..........................................      39,300       1,055,598
 *Clare, Inc...........................................      14,700          32,634
 *Clarent Corp.........................................      22,006         117,622
 *Clark (Dick) Productions, Inc........................       3,880          35,626
 *Clark/Bardes Holdings, Inc...........................      11,300         247,526
 *Clarus Corp..........................................      19,900          78,704
 *Classic Communications, Inc. Class A.................      13,400           1,809
 *Classic Vacation Group, Inc..........................      16,300           1,956
 *Clean Harbors, Inc...................................      13,700          45,621
 Cleco Corp............................................      38,400         769,536
 Cleveland Cliffs, Inc.................................      16,800         284,088
 *#click2learn.com, Inc................................      23,200          59,044
 *ClickAction, Inc.....................................      14,300          10,439
 *Closure Medical Corp.................................      21,500         473,537
 *#CMG Information Services, Inc.......................      11,800          24,603
 CNA Surety Corp.......................................      52,000         767,520
 *Cnbt Bancshares, Inc., Escrow Share..................       6,400           1,280
 *CNET Networks, Inc...................................      33,100         247,753
 CNF Transportation, Inc...............................       6,000         152,580
 *CNS, Inc.............................................      23,100         127,165
 Coachmen Industries, Inc..............................      22,500         228,375
 *Coast Dental Services, Inc...........................       2,766           7,371
 *Coast Distribution System............................       4,000           1,900
 Coastal Bancorp, Inc..................................       8,200         237,718
 Coastcast Corp........................................      12,300          71,340
 Cobalt Corp...........................................      25,400         168,402
 CoBiz, Inc............................................       8,550         115,852
 *Cobra Electronic Corp................................       6,100          40,199
 Coca-Cola Bottling Co. Consolidated...................       9,000         333,000
 *#Coeur d'Alene Mines Corp............................      37,600          27,448
 *Cognex Corp..........................................      39,100         875,644
 *Cognitronics Corp....................................       4,250          19,337
 *Cognizant Technology Solutions Corp..................       8,600         275,415
 *Coherent, Inc........................................      31,600         966,170
 *Cohesion Technologies, Inc...........................      11,500          39,157
 Cohu, Inc.............................................      32,400         616,734
 *Coinstar, Inc........................................      26,100         623,137
 *Cold Metal Products, Inc.............................       3,500           1,225
 *Coldwater Creek, Inc.................................      16,600         422,138
 *Cole (Kenneth) Productions, Inc. Class A.............      14,450         192,185
 *Cole National Corp. Class A..........................      21,700         325,500
 *Collagenex Pharmaceuticals, Inc......................      12,200          99,003
 *#Collateral Therapeutics, Inc........................      17,300         123,954
 *Collins & Aikman Corp................................      80,200         637,590
 Collins Industries, Inc...............................      11,200          38,472
 *Colorado Medtech, Inc................................      19,600          64,974
 *Columbia Banking System, Inc.........................      20,594         284,094
 *Columbia Laboratories, Inc...........................      41,800         123,310
 *Columbia Sportswear Co...............................      45,450       1,452,809
 Columbus McKinnon Corp................................      20,800         157,976
 *Com21, Inc...........................................      26,300          23,801
 *Comarco, Inc.........................................       6,600          84,612
 *Comdial Corp.........................................      15,200           6,460
 *Comdicso, Inc........................................      16,900           6,253
 *Comforce Corp........................................      13,877          18,456
 *Comfort Systems USA, Inc.............................      56,200         191,080
 Commerce Group, Inc...................................      15,500         583,575
                                                            SHARES           VALUE+
                                                            ------           ------

 *Commerce One, Inc....................................     122,000    $    383,080
 Commercial Bancshares, Inc............................       2,586          62,387
 Commercial Federal Corp...............................      19,700         501,168
 Commercial Metals Co..................................      21,800         719,400
 #Commercial National Financial Corp...................       3,200          58,800
 Commonwealth Bancorp, Inc.............................      14,500         319,072
 Commonwealth Industries, Inc..........................      21,600         115,668
 *Commscope, Inc.......................................      46,300         913,036
 Communications Systems, Inc...........................      14,100          99,334
 Community Bank System, Inc............................       9,200         234,600
 #Community Bankshares, Inc............................         210           2,553
 *Community Financial Corp.............................       2,200          33,132
 Community Financial Group, Inc........................       2,300          35,006
 Community First Bankshares, Inc.......................      45,100       1,106,754
 Community First Brokerage Co..........................       2,700          90,396
 Community Savings Bankshares, Inc.....................      11,073         207,397
 Community Trust Bancorp, Inc..........................      16,948         393,194
 *Community West Bancshares............................       5,500          33,550
 *Competitive Technologies, Inc........................       8,800          30,360
 *Compucom Systems, Inc................................      62,200         127,199
 *#CompuCredit Corp....................................      27,600         233,358
 *Computer Access Technology Corp......................      26,200          89,997
 *Computer Horizons Corp...............................      57,600         177,696
 *#Computer Learning Centers, Inc......................      20,358              46
 *#Computer Motion, Inc................................      15,100          61,834
 *Computer Network Technology Corp.....................      37,800         707,805
 *Computer Task Group, Inc.............................      33,400         101,536
 *Computrac, Inc.......................................       6,200           2,542
 CompX International, Inc..............................       7,900          78,605
 *Comshare, Inc........................................      15,400          47,663
 *Comstock Resources, Inc..............................      39,100         258,451
 *#Comtech Telecommunications Corp.....................      11,600         140,418
 *#Concepts Direct, Inc................................         700           1,956
 *Conceptus, Inc.......................................      16,400         310,944
 *Concero, Inc.........................................      16,500           8,167
 *Concord Camera Corp..................................      38,700         181,890
 *Concord Communications, Inc..........................      24,900         447,328
 *Concurrent Computer Corp.............................      73,000       1,076,020
 *Conductus, Inc.......................................       4,900          11,392
 *Cone Mills Corp......................................      39,900          72,618
 *Congoleum Corp. Class A..............................       5,500          10,285
 *Conmed Corp..........................................      37,912         681,279
 Connecticut Water Services, Inc.......................       9,300         262,306
 *Connitics Corp.......................................      38,300         405,980
 *Conrad Industries, Inc...............................       8,300          42,952
 *Consolidated Freightways Corp........................      34,300         137,371
 *Consolidated Graphics, Inc...........................      18,700         339,592
 Consolidated Tokoma Land Co...........................       6,400         127,232
 *#Continental Airlines, Inc...........................       1,500          34,470
 *Continental Materials Corp...........................         200           3,920
 *Convera Corp.........................................      27,100          79,945
 *Convergent Communications, Inc.......................       2,100              12
 *#Cooker Restaurant Corp..............................       6,600           2,442
 Cooper Companies, Inc.................................      20,900         921,690
 Cooper Tire & Rubber Co...............................      53,000         785,460
 Cooperative Bankshares, Inc...........................       1,400          15,785
 *CoorsTek, Inc........................................       6,900         203,170
 *Copart, Inc..........................................      20,200         692,557
 *Copper Mountain Networks, Inc........................      51,800          85,729
 *#Copytele, Inc.......................................      53,600          34,572
 *Cor Therapeutics, Inc................................       8,600         180,643
 *Core Materials Corp..................................       7,700           7,700

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Corel Corp...........................................       3,121    $      7,771
 *Corel Corp. Escrow Shares............................      14,700          14,994
 *Corillian Corp.......................................      12,000          31,560
 *Corinthian Colleges, Inc.............................       2,000          69,370
 *Corixa Corp..........................................      56,482         850,619
 Corn Products International, Inc......................      30,100         979,755
 *Cornell Corrections, Inc.............................      14,800         237,540
 *Corporate Executive Board Co.........................      23,800         791,945
 *Correctional Services Corp...........................      14,812          30,513
 *Corrections Corporation of America...................       3,000          47,400
 *Corrpro Companies, Inc...............................       7,875          16,301
 Corus Bankshares, Inc.................................      20,900         875,814
 *Corvas International, Inc............................      32,900         217,469
 *Corvel Corp..........................................      15,600         502,710
 *Cost Plus, Inc.......................................      33,875         696,639
 *CoStar Group, Inc....................................      24,600         476,625
 *Cost-U-Less, Inc.....................................       3,000           4,080
 Cotton States Life Insurance Co.......................       6,330          59,787
 Courier Corp..........................................       2,850          85,343
 *Covance, Inc.........................................      76,700       1,534,000
 *Covansys Corp........................................      41,600         388,128
 *Covanta Energy Corp..................................      66,300         712,725
 *Covenant Transport, Inc. Class A.....................      15,500         206,150
 *Coventry Health Care, Inc............................      68,200       1,430,836
 Covest Bancshares, Inc................................       2,425          44,450
 *Covista Communications, Inc..........................       3,000          26,760
 CPAC, Inc.............................................       6,120          37,179
 CPB, Inc..............................................      12,000         367,380
 *#C-Phone Corp........................................      11,700             275
 *CPI Aerostructures, Inc..............................          66             102
 CPI Corp..............................................      10,500         179,550
 Craftmade International, Inc..........................       9,900         114,444
 *Craig (Jenny), Inc...................................      18,600          56,730
 *Craig Corp...........................................       2,700           5,130
 Crawford & Co. Class A................................      22,300         198,024
 Crawford & Co. Class B................................      37,700         460,317
 *#Cray, Inc...........................................      53,500         109,140
 *Credence Systems Corp................................      59,070         979,676
 *Credit Acceptance Corp...............................      57,400         515,452
 *Crescent Operating, Inc..............................       9,100             637
 *Crestline Capital Corp...............................      10,200         299,880
 *#Critical Path, Inc..................................      15,800          37,841
 *Criticare Systems, Inc...............................       7,500          32,550
 Crompton Corp.........................................      75,800         606,400
 *Cross (A.T.) Co. Class A.............................      22,100         117,130
 *Cross Media Marketing Corp...........................       1,077           9,779
 Crossman Communities, Inc.............................      15,300         424,269
 *Crosswalk.com, Inc...................................       9,600           6,192
 *CrossWorlds Software, Inc............................       5,000          22,850
 *Crown Cork & Seal Co., Inc...........................      67,300          67,973
 *Crown Crafts, Inc....................................      11,100           4,440
 *Crown Group, Inc.....................................       6,500          31,687
 *Crown-Andersen, Inc..................................       1,000           5,900
 *Crusader Holdings Corp...............................           3             150
 *Cryolife, Inc........................................      27,200         832,320
 *CSK Auto Corp........................................      52,000         438,880
 *CSP, Inc.............................................       4,600          16,399
 *CSS Industries, Inc..................................      11,600         328,164
 CT Communications, Inc................................      18,200         303,485
 *CTB International Corp...............................      11,800         118,531
 *CTC Communications Group, Inc........................      42,050         251,249
 CTS Corp..............................................      39,300         589,500
                                                            SHARES           VALUE+
                                                            ------           ------

 Cubic Corp............................................      12,700    $    482,473
 *Cubist Pharmaceuticals, Inc..........................      33,800       1,209,533
 Culp, Inc.............................................      12,800          48,000
 *Cumulus Media, Inc. Class A..........................      31,100         387,350
 *CUNO, Inc............................................      26,100         808,708
 *CuraGen Corp.........................................      37,300         885,688
 *Curative Health Services, Inc........................      13,000         187,850
 *Curis, Inc...........................................      16,050          88,676
 Curtiss-Wright Corp...................................      13,000         551,200
 *Cutter & Buck, Inc...................................      14,550          62,929
 *CV Therapeutics, Inc.................................      23,400       1,290,393
 CVB Financial Corp....................................      38,490         879,496
 *CVF Technologies Corp................................      11,100           2,664
 *Cyanotech Corp.......................................      17,000          10,880
 *#Cyber-Care, Inc.....................................      59,800          56,511
 *#Cybercash, Inc......................................      27,400           6,644
 *Cyberonics, Inc......................................      29,700         727,056
 *Cyberoptics Corp.....................................       9,900         105,484
 *Cybersource Corp.....................................      52,000         100,620
 *Cybex International, Inc.............................       8,700          11,440
 *Cygnus, Inc..........................................      42,000         229,530
 *Cylink Corp..........................................      42,600         132,273
 *Cymer, Inc...........................................      32,500         765,050
 *#Cypress Communications, Inc.........................       8,700          12,919
 *Cysive, Inc..........................................      31,000          73,935
 *Cytec Industries, Inc................................      16,500         422,235
 *Cytogen Corp.........................................      95,200         316,540
 *Cytrx Corp...........................................       7,400           4,662
 D & K Healthcare Resources, Inc.......................       8,500         393,507
 *D A Consulting Group, Inc............................       6,700           2,077
 *Daily Journal Corp...................................         200           5,575
 *Dairy Mart Convenience Stores, Inc...................       4,800              48
 *Daisytek International Corp..........................      27,700         349,435
 *Daktronics, Inc......................................      23,000         186,760
 *Dal-Tile International, Inc..........................      78,600       1,689,900
 *Dan River, Inc. Class A..............................      29,700          16,929
 *Danielson Holding Corp...............................      27,700         102,213
 *Daou Systems, Inc....................................      23,000          26,335
 *Data I/O Corp........................................      11,300          18,927
 *#Data Race, Inc......................................      36,700           1,358
 *#Data Return Corp....................................       5,100           5,125
 *Data Systems & Software, Inc.........................      12,000          66,180
 *Datakey, Inc.........................................       1,000           4,735
 *Datalink Corp........................................      12,300          76,075
 *Datamarine International, Inc........................         200              53
 *Dataram Corp.........................................      11,100          88,689
 Datascope Corp........................................      21,700         816,137
 *Datastream Systems, Inc..............................      32,100         131,128
 *Datatec Systems, Inc.................................      19,500          13,747
 *DataTRAK International, Inc..........................       5,600          20,020
 *Datawatch Corp.......................................       2,066           3,347
 *Datum, Inc...........................................       9,500         121,837
 *Dave and Busters, Inc................................      18,100         111,496
 *DaVita, Inc..........................................      37,900         858,435
 *Davox Corp...........................................      21,400         193,563
 *Daw Technologies, Inc................................       3,575           4,361
 *Dawson Geophysical Co................................       5,400          42,498
 *Daxor Corp...........................................       6,100         102,785
 Deb Shops, Inc........................................      17,900         438,639
 *Deckers Outdoor Corp.................................      11,800          44,840
 *Decora Industries, Inc...............................       5,500             165
 Decorator Industries, Inc.............................       2,762          10,910

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Del Global Technologies Corp.........................       8,500    $     17,425
 *Del Laboratories, Inc................................      18,123         271,845
 *Del Monte Foods Co...................................      75,600         638,820
 *dELiA*s Corp. Class A................................      32,645         215,620
 Delphi Financial Group, Inc. Class A..................      20,900         694,925
 Delta and Pine Land Co................................      46,200         980,364
 *Delta Apparel, Inc...................................       2,620          53,710
 *#Delta Financial Corp................................      19,600          20,580
 Delta Natural Gas Co., Inc............................       3,100          62,232
 *Delta Woodside Industries, Inc.......................      26,200          23,056
 *Deltek Systems, Inc..................................      23,600         105,492
 Deltic Timber Corp....................................      19,700         519,883
 *Denali, Inc..........................................       4,300             365
 *Denbury Resources, Inc...............................      43,900         284,472
 *Dendreon Corp........................................      19,600         174,832
 *Dendrite International, Inc..........................      36,400         475,930
 *Department 56, Inc...................................      22,900         194,421
 *DepoMed, Inc.........................................      13,600          69,360
 *Designs, Inc.........................................      14,800          39,220
 *Detrex Corp..........................................         500           2,425
 *Devcon International Corp............................       4,000          24,100
 *DevX Energy, Inc.....................................       2,200          16,038
 Dewolfe Companies, Inc................................         200           1,840
 *Dexterity Surgical, Inc..............................       1,000              15
 *Diacrin, Inc.........................................      23,300          39,959
 Diagnostic Products Corp..............................      37,600       1,632,216
 Dial Corp.............................................       1,900          33,269
 *Diametrics Medical, Inc..............................      38,400         206,976
 *DiamondCluster International, Inc....................      22,700         225,751
 *Dianon Systems, Inc..................................      14,733         715,950
 *#Dice, Inc...........................................      10,100          10,807
 *Diedrich Coffee, Inc.................................       4,025          16,865
 *Digene Corp..........................................      25,600         817,280
 *Digex, Inc...........................................      12,700          40,386
 *Digi International, Inc..............................      24,100         130,501
 *Digimarc Corp........................................      12,800         205,376
 *Digital Courier Technologies, Inc....................       7,200             400
 *Digital Generation Systems, Inc......................      49,400          68,913
 *Digital Insight Corp.................................      18,600         320,571
 *#Digital Lightwave, Inc..............................      26,400         237,996
 *Digital Power Corp...................................       1,000             700
 *Digital River, Inc...................................      35,000         604,800
 *DigitalThink Inc.....................................      10,400          87,308
 Dime Community Bancorp, Inc...........................      25,200         633,780
 Dimon, Inc............................................      53,500         331,165
 *Diodes, Inc..........................................      14,700          92,757
 *Dionex Corp..........................................      29,600         778,332
 *Direct Focus, Inc....................................       5,000         139,825
 *Directrix, Inc.......................................         813           1,870
 *Discovery Partners International.....................      18,600         129,735
 *Dispatch Management Services Corp....................       4,300              24
 *Display Technologies, Inc............................      11,330              91
 *Ditech Communications Corp...........................      34,100         177,831
 *Diversified Corporate Resources, Inc.................       2,200           2,310
 *#Divine, Inc.........................................     161,196         102,359
 *Dixie Group, Inc.....................................      16,500          79,200
 *Dixon Ticonderoga Co.................................       1,900           3,325
 *DMC Stratex Networks, Inc............................      61,200         429,012
 *Dobson Communications Corp...........................      40,900         386,914
 *Docent, Inc..........................................      32,200          73,577
 *DocuCorp International, Inc..........................      21,000         124,215
 *Document Sciences Corp...............................      14,200          39,121
                                                            SHARES           VALUE+
                                                            ------           ------

 *Documentum, Inc......................................      34,000    $    642,770
 Dole Food Co., Inc....................................      39,100         920,805
 *Dollar Thrifty Automotive Group, Inc.................      33,800         454,610
 *Dominion Homes, Inc..................................       5,800          85,376
 Donaldson Co., Inc....................................       3,400         123,760
 Donegal Group, Inc. Class A...........................       7,466          90,189
 Donegal Group, Inc. Class B...........................       3,733          36,434
 Donnelly Corp. Class A................................       7,300          98,550
 *Dorsey Trailers, Inc.................................       3,000              52
 *Dot Hill Systems Corp................................      38,160          72,122
 *DoubleClick, Inc.....................................      12,600         113,463
 Dover Downs Entertainment, Inc........................      30,300         427,230
 Downey Financial Corp.................................      30,476       1,091,041
 *DPAC Technologies Corp...............................      31,000          67,270
 DQE, Inc..............................................      47,300         833,426
 *Dress Barn, Inc......................................      28,600         656,656
 *Drew Industries, Inc.................................      15,000         139,500
 *Drexler Technology Corp..............................      15,800         273,261
 Dreyer's Grand Ice Cream, Inc.........................      41,900       1,466,290
 *Dril-Quip, Inc.......................................      22,800         440,496
 *DRS Technologies, Inc................................      21,500         716,810
 *Dryclean USA, Inc....................................       1,000             460
 *DSET Corp............................................       3,950           4,858
 *DSP Group, Inc.......................................      32,200         718,543
 *DT Industries, Inc...................................      14,100          82,344
 *DualStar Technologies Corp...........................      24,200           6,413
 *Duane Reade, Inc.....................................      25,500         840,225
 *Duckwall-Alco Stores, Inc............................       6,200          51,119
 *Ducommun, Inc........................................      15,000         149,250
 *DuPont Photomasks, Inc...............................      21,400         806,673
 *Dura Automotive Systems, Inc.........................      20,800         183,872
 *Duratek, Inc.........................................      19,500          88,725
 *DUSA Pharmaceuticals, Inc............................      16,600         136,203
 *DVI, Inc.............................................      19,700         335,097
 *Dwyer Group, Inc.....................................       9,100          31,440
 *Dyax Corp............................................      31,400         374,916
 *Dycom Industries, Inc................................     103,500       1,687,050
 *Dynamic Healthcare Technologies, Inc.................       6,266          17,733
 *Dynamic Materials Corp...............................       2,000           5,940
 *Dynamics Research Corp...............................       9,700         143,366
 *#E Com Ventures, Inc.................................      11,100           6,660
 Eagle Bancshares, Inc.................................       8,100         114,412
 *Eagle Food Centers, Inc..............................       2,575           3,064
 *Eagle Point Software Corp............................       6,400          39,040
 *#EarthShell Corp.....................................     143,000         371,085
 East West Bancorp, Inc................................      37,700         832,604
 Eastern Co............................................       4,950          63,607
 *#EasyLink Services Corp..............................       9,697           5,382
 *Eateries, Inc........................................       3,800           8,873
 *eBenX, Inc...........................................      26,500          99,507
 *eBT International, Inc...............................      26,400          82,896
 *ECC International Corp...............................       9,550          28,172
 *#Echelon Corp........................................      36,900         524,349
 *Eclipsys Corp........................................      17,600         262,592
 *Eco Soil Systems, Inc................................      19,700           1,034
 *Ecogen, Inc..........................................      13,640             648
 *eCollege.com.........................................      15,400          49,511
 Ecology & Environment, Inc. Class A...................       2,000          18,900
 *Ecometry Corp........................................      10,300          26,419
 *Edac Technologies Corp...............................       3,500           7,140
 Edelbrock Corp........................................       6,700          62,176

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#EDGAR Online, Inc...................................       9,700    $     31,719
 *Edge Petroleum Corp..................................      12,900          54,502
 *Edgewater Technology, Inc............................      21,069          77,429
 *Edison Control Corp..................................       1,000           6,400
 Edo Corp..............................................       8,700         211,671
 *Education Management Corp............................      38,400       1,413,312
 Educational Development Corp..........................       1,800           9,675
 *Educational Insights, Inc............................       2,700             850
 EFC Bancorp, Inc......................................       4,800          68,640
 *EFTC Corp............................................      20,100          42,210
 *#eGain Communications Corp...........................      16,257          26,092
 *#Egghead.com, Inc....................................      39,842             378
 *EGL, Inc.............................................      52,500         792,750
 *eGlobe, Inc..........................................      10,255              92
 *El Paso Electric Co..................................      80,400       1,102,284
 *Elantec Semiconductor, Inc...........................      24,900         849,214
 *Elastic Networks, Inc................................       4,400           3,036
 *Elcom International, Inc.............................      45,800          67,555
 Elcor Corp............................................      32,400         800,604
 *Elcotel, Inc.........................................      17,600             308
 *Elder-Beerman Stores Corp............................      20,900          62,491
 *#Electric Fuel Corp..................................      29,000          49,590
 *Electric Lightwave, Inc..............................      13,700           5,274
 *Electro Rent Corp....................................      38,700         498,649
 *Electro Scientific Industries, Inc...................      21,200         601,126
 *Electroglas, Inc.....................................      33,100         470,847
 *Electronic Retailing System International, Inc.......       2,300             540
 *Electronics Boutique Holdings Corp...................      29,000       1,232,790
 *Electronics for Imaging, Inc.........................      31,100         682,178
 *Elite Information Group, Inc.........................      11,700          97,402
 *Elizabeth Arden, Inc.................................      21,100         301,835
 Ellett Brothers, Inc..................................       6,400          18,400
 *#E-Loan, Inc.........................................      31,000          44,175
 *eLOT, Inc............................................      69,000           1,138
 *ELXSI Corp...........................................       1,800          12,825
 *Embrex, Inc..........................................      10,400         185,640
 EMC Insurance Group, Inc..............................      14,600         233,600
 *Emcee Broadcast Products, Inc........................       5,600           5,040
 *Emcor Group, Inc.....................................      16,700         759,015
 *EMCORE Corp..........................................      39,000         523,185
 *Emergent Information Technologies, Inc...............      17,700          42,568
 *Emerging Vision, Inc.................................      26,800           2,512
 *#Emeritus Corp.......................................      14,100          29,892
 *Emisphere Technologies, Inc..........................      29,300         837,833
 *Emmis Broadcasting Corp. Class A.....................      22,800         378,024
 Empire District Electric Co...........................      28,100         563,405
 Empire Federal Bancorp, Inc...........................       2,100          31,027
 *Employee Solutions, Inc. Class B.....................         707               3
 *EMS Technologies, Inc................................      14,000         226,520
 *#En Pointe Technologies, Inc.........................      10,400          21,268
 *Encad, Inc...........................................      17,300          33,475
 *Enchira Biotechnology Corp...........................      10,314           4,022
 *Encompass Services Corp..............................      99,625         145,452
 *Encore Med Corp......................................       9,900          31,729
 *Encore Wire Corp.....................................      22,800         262,770
 *Endo Pharmaceuticals Holdings, Inc...................     100,300         949,841
 *Endocardial Solutions, Inc...........................      16,300          95,355
 *Endocare, Inc........................................      18,500         306,082
 Energen Corp..........................................      38,400         890,112
 *Energy Conversion Devices, Inc.......................      23,100         488,218
                                                            SHARES           VALUE+
                                                            ------           ------

 Energy West, Inc......................................         200    $      2,275
 Energysouth, Inc......................................       5,300         119,250
 *Enesco Group, Inc....................................      21,700         136,059
 Engineered Support Systems, Inc.......................      14,000         594,580
 *Enherent Corp........................................      18,300           3,660
 *#Enlighten Software Solutions, Inc...................       1,600              21
 Ennis Business Forms, Inc.............................      25,900         246,309
 *Enserch Exploration Corp.............................      60,159         111,294
 *Entrada Networks, Inc................................      12,405           1,675
 *#Entrade, Inc........................................      26,300           5,260
 *Entravision Communications Corp......................      49,800         597,600
 *#Entremed, Inc.......................................      25,200         271,278
 *Entrust Technologies, Inc............................      52,400         416,842
 *Envirogen, Inc.......................................         616             625
 *Environmental Elements Corp..........................       9,200          35,420
 *Environmental Technologies Corp......................       3,700             647
 *Environmental Tectonics Corp.........................       8,900          62,300
 *Enzo Biochem, Inc....................................      31,920         714,370
 *EP Medsystems, Inc...................................      23,400          51,948
 *#EpicEdge, Inc.......................................      21,900           2,190
 *Epicor Software Corp.................................      58,042          83,871
 *#Epimmune, Inc.......................................      11,800          34,574
 *#EPIQ Systems, Inc...................................       6,300         184,621
 *EPIX Medical, Inc....................................      16,400         149,650
 *ePlus, Inc...........................................      14,600         115,632
 *ePresence, Inc.......................................      32,600         118,827
 *Equidyne Corp........................................       3,900           2,925
 *#Equimed Inc. Nevis..................................       2,250               0
 *Equity Marketing, Inc................................       9,100         109,655
 *Equity Oil Co........................................      17,200          32,250
 *eResearch Technology, Inc............................       9,700          94,090
 *eResource Capital Group, Inc.........................      34,400           8,600
 *Ergo Science Corp....................................       7,850          15,700
 ESB Financial Corp....................................       5,808          65,050
 *Escalon Medical Corp.................................       3,200           7,120
 *Esco Technologies, Inc...............................      15,400         459,690
 *Esperion Therapeutics, Inc...........................       1,700          12,622
 Espey Manufacturing & Electronics Corp................         400           8,000
 *ESPS, Inc............................................       2,000           4,490
 *ESS Technology, Inc..................................      59,100       1,106,056
 *Essential Therapeutics, Inc..........................      17,800          61,499
 *Esterline Technologies Corp..........................      27,900         421,290
 Ethan Allen Interiors, Inc............................      34,800       1,283,424
 *Ethyl Corp...........................................     114,800          96,432
 *European Micro Holdings, Inc.........................       4,600             161
 *Evans & Sutherland Computer Corp.....................      15,500          94,007
 *Evans Systems, Inc...................................       4,000             530
 *Evercel, Inc.........................................       1,666           1,391
 *Evergreen Resources, Inc.............................      24,000         931,200
 *Evergreen Solar, Inc.................................       7,800          21,645
 *Everlast Worldwide, Inc..............................       1,500           3,247
 *Evolving Systems, Inc................................      16,200          12,879
 *Exabyte Corp.........................................      35,100          42,295
 *Exactech, Inc........................................       6,500          88,237
 *Exar Corp............................................      41,000         812,210
 *Excel Technology, Inc................................      16,100         261,947
 *#eXcelon Corp........................................      38,711          24,581
 *Exchange Applications, Inc...........................      11,100           3,108
 *EXE Technologies, Inc................................      65,800         324,723
 *Exelixis, Inc........................................         714          11,320
 #Exide Corp...........................................      28,100          21,918

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Exponent, Inc........................................       8,700    $     87,783
 *Extended Stay America, Inc...........................      79,300       1,245,010
 *Extended Systems, Inc................................      15,600         103,194
 *Extensity, Inc.......................................      15,300          31,518
 *Ezcorp, Inc. Class A Non-Voting......................      11,900          16,779
 *E-Z-Em, Inc. Class A.................................       5,400          34,020
 *E-Z-Em, Inc. Class B.................................       4,462          26,772
 *Ezenia! Inc..........................................      21,900          13,468
 F & M Bancorp.........................................       8,462         228,305
 F.N.B. Corp...........................................      33,842         865,171
 *#F5 Networks, Inc....................................      27,300         609,745
 Fab Industries, Inc...................................       6,900          89,182
 *Factory 2-U Stores, Inc..............................      20,200         334,108
 Factset Research Systems, Inc.........................      31,900         956,362
 *Factual Data Corp....................................      10,600          89,146
 Fair, Isaac & Co., Inc................................      30,650       1,812,641
 *Fairchild Corp. Class A..............................      35,152         116,353
 Falcon Products, Inc..................................      12,500          70,625
 *#FalconStor Software, Inc............................      24,400         184,220
 *Famous Dave's of America, Inc........................      10,300          72,151
 *Fansteel, Inc........................................       9,751          29,741
 *#Fargo Electronics...................................      15,000         101,025
 Farmer Brothers Co....................................       2,400         544,800
 *Faro Technologies, Inc...............................      13,600          30,260
 *FASTNET Corp.........................................       5,000           4,650
 FBL Financial Group, Inc. Class A.....................      40,500         694,575
 *Featherlite Manufacturing, Inc.......................       6,500           6,435
 Fedders Corp..........................................      24,100          75,674
 Fedders Corp. Class A.................................       7,700          21,098
 Federal Screw Works...................................       2,250          78,187
 Federal Signal Corp...................................      21,100         447,109
 *#Federal-Mogul Corp..................................     105,600         107,712
 *FEI Co...............................................      35,200       1,032,064
 *#Female Health Co....................................       9,300           6,882
 Ferro Corp............................................      38,900         966,276
 FFLC Bancorp..........................................       4,600          93,150
 *Fibermark, Inc.......................................       8,800          45,672
 *Fiberstars, Inc......................................       6,000          18,660
 Fidelity Bancorp, Inc.................................       2,600          71,097
 Fidelity Bankshares, Inc..............................      16,432         246,234
 *Fidelity Federal Bancorp.............................       2,500           6,187
 Fidelity National Corp................................      11,400          75,240
 *#Fidelity National Information Solutions, Inc........       3,586          29,961
 *Filenet Corp.........................................      47,900         807,115
 *Film Roman, Inc......................................       4,700           1,786
 *Financial Federal Corp...............................      19,000         537,890
 Finger Lakes Bancorp, Inc.............................       2,500          26,737
 *Finish Line, Inc. Class A............................      30,300         392,688
 *Finishmaster, Inc....................................         800           6,700
 *Finlay Enterprises, Inc..............................      13,500         133,312
 *Finova Group, Inc....................................      10,900           6,540
 *Firebrand Financial Group, Inc.......................      11,100           2,775
 First Albany Companies, Inc...........................      14,253          85,166
 First American Financial Corp.........................      29,287         522,773
 *First Aviation Services, Inc.........................       6,200          25,885
 First Bancorp.........................................       6,210         136,092
 First Bell Bancorp, Inc...............................       6,600          91,839
 *First Cash, Inc......................................      12,300          91,020
 First Charter Corp....................................      34,320         599,399
 *First Cincinati, Inc.................................       1,900               2
 First Citizens Bancshares, Inc........................       1,300         121,088
                                                            SHARES           VALUE+
                                                            ------           ------

 First Commonwealth Financial Corp.....................      74,760    $    863,478
 *First Consulting Group, Inc..........................      34,244         473,423
 First Defiance Financial Corp.........................       7,559         111,344
 First Essex Bancorp...................................      10,600         303,266
 First Federal Bancshares of Arkansas, Inc.............       4,400         100,320
 First Federal Capital Corp............................      21,600         322,272
 First Financial Bancorp...............................      69,025       1,135,806
 First Financial Bankshares, Inc.......................      16,016         458,378
 First Financial Corp..................................       1,275          53,059
 First Financial Holdings, Inc.........................      19,000         452,675
 First Franklin Corp...................................         300           3,069
 #First Georgia Holdings, Inc..........................       1,012           3,820
 First Indiana Corp....................................      16,400         408,688
 *First Investors Financial Services Group, Inc........       6,000          18,900
 First Keystone Financial, Inc.........................       2,000          27,540
 *First Mariner Bank Corp..............................       3,200          25,712
 First Merchants Corp..................................      14,805         345,475
 First Midwest Bancorp, Inc............................       5,900         198,122
 First Midwest Financial, Inc..........................       2,500          34,175
 First Mutual Bancshares, Inc..........................       3,768          50,585
 First Niagara Financial Group, Inc....................      36,800         598,184
 First Oak Brook Bancshares, Inc. Class A..............       2,100          47,344
 First Place Financial Corp............................      10,367         165,354
 *First Republic Bank..................................      21,750         471,540
 First SecurityFed Financial, Inc......................       5,400         104,166
 First Sentinel Bancorp, Inc...........................      55,300         683,784
 First Source Corp.....................................      27,231         569,673
 First United Corp.....................................       2,800          45,220
 *First Virtual Communications, Inc....................      49,053          44,148
 First Years, Inc......................................      13,300         150,888
 FirstBank NW Corp.....................................       1,600          28,560
 *FirstCity Financial Corp.............................       8,300          10,707
 FirstFed America Bancorp, Inc.........................       6,300         110,439
 *FirstFed Financial Corp..............................      24,200         579,590
 *Firstwave Technologies, Inc..........................       2,600           3,276
 *Fischer Imaging Corp.................................       9,100         145,827
 *Fisher Scientific International, Inc.................      10,700         291,575
 Flag Financial Corp...................................       6,500          53,365
 Flagstar Bancorp, Inc.................................      25,500         560,490
 Flamemaster Corp......................................         247           1,530
 *Flander Corp.........................................      31,500          65,205
 Fleetwood Enterprises, Inc............................      49,300         618,715
 #Fleming Companies, Inc...............................      59,300       1,535,870
 Flexsteel Industries, Inc.............................       8,300          86,942
 *Flir Systems, Inc....................................      17,150         690,202
 *Florida Banks, Inc...................................       6,000          35,550
 Florida Public Utilities Co...........................       3,600          56,700
 Florida Rock Industries, Inc..........................      39,300       1,208,475
 *Florsheim Group, Inc.................................       8,400           1,890
 *Flour City International, Inc........................       7,500           5,737
 *Flow International Corp..............................      22,000         228,140
 *Flowserve Corp.......................................      50,700       1,246,713
 Flushing Financial Corp...............................      20,100         313,861
 FNB Financial Services Corp...........................       2,100          29,358
 *Foamex International, Inc............................      23,600         177,118
 *FOCUS Enhancements, Inc..............................       3,132           3,743
 *Foodarama Supermarkets, Inc..........................       1,500          62,887
 Foothill Independent Bancorp..........................       7,918         109,664
 *Footstar, Inc........................................      29,600         914,640

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Forest City Enterprises, Inc. Class B.................       4,500    $    156,150
 *Forest Oil Corp......................................      33,870         881,975
 *Forrester Resh, Inc..................................      22,600         404,427
 *#Fortel, Inc.........................................      13,800           2,829
 *Fortune Financial, Inc...............................       6,100               6
 *Forward Air Corp., Inc...............................      25,750         777,779
 *Fossil, Inc..........................................      53,875       1,165,586
 *Foster (L.B.) Co. Class A............................      12,400          57,908
 Foster Wheeler, Ltd...................................      57,000         300,960
 *Fotoball USA, Inc....................................       4,400          13,728
 *Fountain Powerboat Industries, Inc...................       6,800          11,730
 *Four Kids Entertainment, Inc.........................      16,600         337,312
 *#FPIC Insurance Group, Inc...........................      13,200         182,754
 Frankfort First Bancorp, Inc..........................         850          14,021
 Franklin Bank National Associaton.....................       3,789          64,508
 *Franklin Covey Co....................................      25,900         160,580
 Franklin Electric Co., Inc............................       7,000         549,570
 *Franklin Electronic Publishers, Inc..................      12,600          16,758
 Freds, Inc. Class A...................................      24,000         798,720
 Fremont General Corp..................................     109,700         648,327
 Frequency Electronics, Inc............................      12,900         180,471
 *Fresh America Corp...................................       4,900             686
 Fresh Brands, Inc.....................................       7,700         128,474
 *Fresh Choice, Inc....................................       7,400          21,719
 *#Friede Goldman Halter, Inc..........................      74,383          16,736
 *Friedman Billings Ramsey Group, Inc. Class A.........      18,900          85,050
 Friedman Industries, Inc..............................       6,158          15,764
 Friedmans, Inc. Class A...............................      19,600         175,322
 *#Friendly Ice Cream Corp.............................       9,600          30,720
 Frisch's Restaurants, Inc.............................       7,000          98,000
 *Frontier Airlines, Inc...............................      42,900         632,989
 Frontier Oil Corp.....................................      44,000         707,080
 *Frontstep, Inc.......................................      12,000          52,740
 *Frozen Food Express Industries, Inc..................      21,307          45,490
 FSF Financial Corp....................................       2,800          48,860
 *FSI International, Inc...............................      40,300         312,325
 *FTI Consulting, Inc..................................      12,700         415,036
 *FuelCell Energy, Inc.................................      42,900         676,318
 Fuller (H.B.) Co......................................      45,000       1,344,375
 *Furniture Brands International, Inc..................      22,900         601,125
 *Furr's/Bishop's, Inc.................................       2,700           7,020
 *Fusion Medical Technologies, Inc.....................      15,000          90,450
 *#FX Energy, Inc......................................      19,400          43,359
 *FYI, Inc.............................................      23,800         667,828
 G & K Services, Inc. Class A..........................      26,600         829,388
 GA Financial, Inc.....................................       5,700          96,330
 *Gabelli Asset Management, Inc........................       2,700         113,400
 *Gadzooks, Inc........................................      14,300         160,517
 *Gadzoox Networks, Inc................................       7,800           7,917
 Gainsco, Inc..........................................      34,511          59,359
 *Galagen, Inc.........................................      11,400             513
 *Galaxy Nutritional Foods, Inc........................      11,000          59,400
 *Galey & Lord, Inc....................................      16,100           4,991
 *GameTech International, Inc..........................      14,800          60,976
 Garan, Inc............................................       6,900         282,555
 *Garden Fresh Restaurant Corp.........................       7,600          46,284
 *#Gardenburger, Inc...................................      12,200           6,832
 *Gardner Denver Machinery, Inc........................      19,800         429,660
 *#Gart Sports Co......................................       2,931          61,507
 *Gartner Group, Inc...................................      59,000         587,050
 *Gaylord Container Corp. Class A......................      72,300          67,962
                                                            SHARES           VALUE+
                                                            ------           ------

 *Gaylord Entertainment Co.............................      32,900    $    770,189
 GBC Bancorp...........................................      14,900         408,111
 *GC Companies, Inc....................................      10,500           2,572
 *Geerling & Wade, Inc.................................       5,700           5,728
 *Gehl Co..............................................       8,300         118,067
 *Genaera Corp.........................................      43,600         171,130
 *Genaissance Pharmaceuticals, Inc.....................       9,600          35,568
 Gencorp, Inc..........................................      67,800         864,450
 *Gene Logic, Inc......................................      35,600         651,480
 *Genelabs Technologies, Inc...........................      73,800         130,257
 *General Binding Corp.................................      18,700         167,926
 General Cable Corp....................................      57,000         684,000
 *General Communications, Inc. Class A.................      72,200         716,585
 *#General Datacomm Industries, Inc....................      39,000           1,267
 General Employment Enterprises, Inc...................       7,600           9,728
 *#General Magic, Inc..................................      48,000          19,440
 General Magnaplate Corp...............................         400             950
 *Genesco, Inc.........................................      36,600         702,720
 *Genesee & Wyoming, Inc...............................       7,200         215,424
 *Genesee Corp. Class B................................         200           3,450
 *#GenesisIntermedia, Inc..............................      23,400         138,060
 *Genlyte Group, Inc...................................      20,100         563,302
 *Genome Therapeutics Corp.............................      33,000         246,510
 *Genomica Corp........................................      16,000          69,200
 *GenStar Therapeutics Corp............................      16,900          43,940
 *Gensym Corp..........................................       4,900           2,940
 *#Genta, Inc..........................................      50,600         809,853
 Gentek, Inc...........................................      25,100          38,152
 *Gentiva Health Services, Inc.........................      13,950         285,138
 *#Gentner Communications Corp.........................      10,300         188,284
 *Genus, Inc...........................................      28,300          89,711
 *GenVec, Inc..........................................      15,400          61,215
 *Genzyme Corp. - Genzyme Biosurgery Division..........      29,249         175,348
 *Genzyme Transgenics Corp.............................      35,600         177,288
 Georgia Gulf Corp.....................................      50,100         894,786
 *Geoworks Corp........................................      26,800          26,934
 *Gerber Childrenswear, Inc............................      10,800          68,688
 Gerber Scientific, Inc................................      34,400         340,560
 *#Geron Corp..........................................      32,200         322,161
 *Getty Images, Inc....................................      56,800       1,126,060
 Getty Realty Corp. (Holding Co.)......................      13,600         252,960
 *Giant Group, Ltd.....................................       2,200           1,177
 *Giant Industries, Inc................................      13,900         122,598
 Gibraltar Steel Corp..................................      16,300         305,543
 *#Giga Information Group, Inc.........................      12,000          24,720
 *Giga-Tronics, Inc....................................       6,500          25,317
 *G-III Apparel Group, Ltd.............................       9,100          54,964
 *#Gilman & Ciocia, Inc................................      13,000          29,575
 *Gish Biomedical, Inc.................................       3,400           2,873
 Glacier Bancorp, Inc..................................       7,527         141,207
 *Glacier Water Services, Inc..........................       3,600          29,484
 Glatfelter (P.H.) Co..................................      65,700         961,848
 *Glenayre Technologies, Inc...........................      92,000         117,300
 *Gliatech, Inc........................................      10,100           7,322
 *Global e-Point, Inc..................................       2,633           4,213
 *Global Imaging Systems, Inc..........................      30,800         412,566
 *Global Payment Technologies, Inc.....................       6,100          23,485
 *Global Power Equipment Group, Inc....................      15,000         215,850
 *#Global Sports, Inc..................................      35,200         664,048
 *Global Technologies, Ltd.............................      14,700           1,066

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Globecomm Systems, Inc...............................      15,100    $     66,968
 *#GlobeSpan, Inc......................................      67,500         879,862
 *GoAmerica, Inc.......................................      48,300          39,847
 Gold Banc Corp........................................      60,665         441,338
 Golden Enterprises, Inc...............................      12,200          45,750
 *Golden State Vintners, Inc...........................       6,100          31,110
 *Good Guys, Inc.......................................      30,800         111,496
 *Goodrich Petroleum Corp..............................       9,000          40,500
 *Goodys Family Clothing, Inc..........................      46,200         199,122
 Gorman-Rupp Co........................................       7,975         200,172
 *Gottschalks, Inc.....................................      17,400          43,326
 *GP Strategies Corp...................................      15,860          42,822
 Graco, Inc............................................      40,400       1,405,920
 *#Gradco Systems, Inc.................................       6,900           1,552
 *Graham Corp..........................................       1,000          12,300
 Granite Construction, Inc.............................      53,400       1,302,960
 Granite State Bankshares, Inc.........................       7,400         167,943
 *Graphic Packaging International Corp.................      40,400         233,916
 *GraphOn Corp.........................................       8,300           5,727
 Gray Communications Systems, Inc......................       8,800         110,880
 Great American Financial Resources, Inc...............       9,900         182,259
 *Great Atlantic & Pacific Tea Co., Inc................      46,000       1,101,700
 Great Lakes Chemical Corp.............................       6,800         166,056
 Great Southern Bancorp, Inc...........................       8,100         242,878
 Greater Bay Bancorp...................................      47,046       1,136,161
 *Green Mountain Coffee, Inc...........................       7,400         187,331
 Green Mountain Power Corp.............................       7,300         129,502
 *Greenbriar Corp......................................       6,760           1,352
 Greenbrier Companies, Inc.............................      15,600         115,128
 Grey Global Group, Inc................................         200         120,800
 *Grey Wolf, Inc.......................................     233,500         642,125
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          27,775
 *Griffon Corp.........................................      45,980         646,019
 *Gristede's Sloans, Inc...............................       1,200           1,500
 *Group 1 Automotive, Inc..............................      32,000         997,760
 *Group 1 Software, Inc................................       8,025         107,334
 *Grubb & Ellis Co.....................................      24,900          64,740
 *#GSV, Inc............................................       1,900             180
 *Gtech Holdings, Inc..................................      34,600       1,553,194
 *GTSI Corp............................................      15,000          93,375
 Guaranty Bancshares, Inc..............................       3,900          46,878
 Guaranty Federal Bancshares, Inc......................       5,200          72,774
 *Guaranty Financial Corp..............................       1,000           8,275
 *Guess, Inc...........................................      67,100         449,570
 *Guilford Mills, Inc..................................      30,750          11,070
 *Guilford Pharmaceuticals, Inc........................      37,500         488,437
 *Guitar Center, Inc...................................      35,300         460,135
 *Gulf Island Fabrication, Inc.........................      13,100         154,514
 *Gulfmark Offshore, Inc...............................      10,500         278,250
 *#Gumtech International, Inc..........................      14,100          96,514
 *Gundle/SLT Environmental, Inc........................      15,500          38,440
 *Gymboree Corp........................................      44,200         519,571
 *Haemonetics Corp.....................................      38,600       1,563,300
 Haggar Corp...........................................       8,600         102,727
 *Hain Celestial Group, Inc............................      37,188         980,462
 *Halifax Corp.........................................       1,000           3,080
 *Hall Kinion Associates, Inc..........................      19,000         132,715
 *Ha-Lo Industries, Inc................................     116,700           6,769
 *Hamilton Bancorp, Inc................................      16,100          37,030
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800          37,440
                                                            SHARES           VALUE+
                                                            ------           ------

 *Hampshire Group, Ltd.................................       2,000    $     22,760
 *Hampton Industries, Inc..............................       4,944           1,730
 Hancock Fabrics, Inc..................................      26,900         369,875
 Hancock Holding Co....................................      15,500         650,147
 *Handleman Co.........................................      44,300         609,568
 *Hanger Orthopedic Group, Inc.........................      33,800         206,180
 Harbor Florida Bancshares, Inc........................      38,500         629,860
 Hardinge Brothers, Inc................................      11,700         122,791
 *Harken Energy Corp...................................      23,500          28,435
 Harland (John H.) Co..................................      44,800         889,280
 Harleysville Group, Inc...............................      39,200         945,700
 Harleysville National Corp............................      21,420         519,328
 Harman International Industries, Inc..................      14,500         618,715
 *Harmonic Lightwaves, Inc.............................      64,100         780,738
 *Harolds Stores, Inc..................................       2,308           4,212
 *#Harris Interactive, Inc.............................      33,100          71,330
 Harrodsburg First Financial Bancorp, Inc..............       1,100          12,364
 Harsco Corp...........................................      16,900         564,122
 *Hartmarx Corp........................................      44,900          80,820
 *Harvard Industries, Inc..............................       4,800             912
 *Hastings Entertainment, Inc..........................      12,300          61,807
 *Hastings Manufacturing Co............................         700           3,682
 *Hathaway Corp........................................       2,900           7,641
 *Hauppauge Digital, Inc...............................      13,500          37,530
 *Hauser, Inc..........................................       5,050           2,146
 Haverty Furniture Co., Inc............................      16,200         247,050
 Haverty Furniture Co., Inc. Class A...................         400           6,120
 *Hawaiian Airlines, Inc...............................      42,400         106,000
 Hawaiian Electric Industries, Inc.....................      14,000         523,600
 *Hawk Corp............................................       9,600          28,320
 *Hawker Pacific Aerospace.............................       9,300          20,971
 Hawkins, Inc..........................................      13,800         112,746
 *Hawthorne Financial Corp.............................       7,200         137,124
 *#Hayes Lemmerz International, Inc....................      34,200          27,360
 HCC Insurance Holdings, Inc...........................      49,900       1,360,274
 *Headwaters, Inc......................................      24,900         286,225
 *Headway Corporate Resources, Inc.....................      15,900           6,837
 *Health Grades, Inc...................................       8,700             478
 *Health Management Systems, Inc.......................      23,725          44,603
 *Health Risk Management, Inc..........................       6,500               6
 *HealthAxis, Inc......................................      17,800          14,418
 *Healthcare Recoveries, Inc...........................      14,600          65,043
 *Healthcare Services Group, Inc.......................      14,000         129,360
 *Healthcor Holdings, Inc..............................       3,000              19
 *HearMe...............................................       1,200             116
 *Heartland Express, Inc...............................      44,945       1,263,404
 *Hearx, Ltd...........................................      14,100          14,523
 *Hector Communications Corp...........................       4,600          71,760
 *HEI, Inc.............................................       6,100          47,946
 Heico Corp............................................      12,900         187,695
 Heico Corp. Class A...................................       5,532          66,716
 *Heidrick & Struggles International, Inc..............      21,200         356,478
 Helix Technology Corp.................................      28,100         577,033
 *Hemasure, Inc........................................       6,600           2,871
 *#Hemispherx Biopharma, Inc...........................      40,100         160,400
 Herbalife International, Inc. Class A.................      14,000         185,920
 Herbalife International, Inc. Class B.................      12,200         153,781
 *Hercules, Inc........................................      18,300         184,830
 *Heritage Commerce Corp...............................       2,000          14,000
 Heritage Financial Corp...............................      12,400         143,840

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Herley Industries, Inc...............................      12,600    $    168,777
 *Heska Corp...........................................      35,300          32,476
 *Hexcel Corp..........................................      53,400         137,772
 HF Financial Corp.....................................       6,100          72,742
 *HI/FN, Inc...........................................      11,400         181,089
 *Hibbett Sporting Goods, Inc..........................       9,000         236,475
 Hickory Tech Corp.....................................      14,900         248,681
 *High Plains Corp.....................................      21,300         119,280
 *Highlands Insurance Group, Inc.......................      19,500           4,875
 Hilb Rogal Hamilton Co................................      20,000       1,188,600
 *Hines Horticulture, Inc..............................      30,600         111,078
 *Hirsch International Corp. Class A...................       5,500           2,805
 *Hi-Shear Technology Corp.............................       8,600          17,630
 *Hi-Tech Pharmacal, Inc...............................       4,400          42,218
 *HMI Industries, Inc..................................       5,400           5,157
 HMN Financial, Inc....................................       6,000          94,800
 *HNC Software, Inc....................................      32,100         688,545
 *Hoenig Group, Inc....................................      10,600         109,975
 *Holiday RV Superstores, Inc..........................       9,400           9,870
 Hollinger International, Inc. Class A.................      20,000         217,000
 *#Hollis-Eden Pharmaceuticals, Inc....................      17,900         178,105
 Holly Corp............................................      21,400         401,678
 *Hollywood Casino Corp. Class A.......................      37,600         341,032
 *Hollywood Entertainment Corp.........................      64,200         959,148
 *Hollywood Media Corp.................................      23,500          93,882
 *Hologic, Inc.........................................      21,500         228,652
 Home Federal Bancorp..................................       6,100         110,989
 Home Loan Financial Corp..............................       2,400          25,596
 *Home Products International, Inc.....................       9,400          33,981
 *#Homegold Financial, Inc.............................       7,700           3,272
 *Homeland Holding Corp................................       3,000              64
 *#HomeStore.com, Inc..................................      10,300          37,852
 Hooper Holmes, Inc....................................     103,100         788,715
 *Hoover's, Inc........................................      10,200          32,181
 HopFed Bancorp, Inc...................................       2,100          25,452
 Horace Mann Educators Corp............................      57,300       1,107,036
 Horizon Financial Corp................................      13,860         176,299
 *Horizon Health Corp..................................       6,700          86,262
 *Horizon Medical Products, Inc........................       7,400           5,180
 *Horizon Offshore, Inc................................      29,200         209,364
 *Horizon Organic Holding Corp.........................      13,700         181,730
 *Horizon Pharmacies, Inc..............................       7,600           1,596
 *Hot Topic, Inc.......................................      31,600         897,756
 *HotJobs.com, Ltd.....................................      43,900         307,958
 *#House2Home, Inc.....................................      46,050             276
 *Houston Exploration Co...............................      33,400       1,017,030
 *Hovnanian Enterprises, Inc. Class A..................      30,626         422,945
 *Hovnanian Enterprises, Inc. Class B..................       1,150          15,881
 #Howell Corp..........................................       2,310          23,123
 *Howtek, Inc..........................................       3,600           4,860
 *HPSC, Inc............................................       2,100          16,726
 *HTE, Inc.............................................      19,100          38,773
 *Hub Group, Inc. Class A..............................       9,800          97,363
 *Hudson Hotels Corp...................................       1,033             336
 Hudson River Bancorp, Inc.............................      21,500         476,010
 *Hudson Technologies, Inc.............................       6,600          19,437
 Hudson United Bancorp.................................      24,900         659,850
 *Huffy Corp...........................................      13,000          71,890
 Hughes Supply, Inc....................................      35,500         953,175
 *Hunt (J.B.) Transport Services, Inc..................      56,200       1,000,641
 Hunt Corp.............................................      13,600          89,080
 *Huntco, Inc. Class A.................................       4,900             955
                                                            SHARES           VALUE+
                                                            ------           ------

 *Hurco Companies, Inc.................................       6,200    $     15,252
 *Hurry, Inc...........................................       2,100           2,488
 *Hutchinson Technology, Inc...........................      39,700         835,089
 *Hycor Biomedical, Inc................................      11,900          71,221
 *Hypercom Corp........................................      54,600         346,164
 *HyperFeed Technologies, Inc..........................      21,600          15,768
 *Hyperion Solutions Corp..............................      35,635         682,232
 *Hyseq, Inc...........................................      21,200         174,582
 *#I.C. Isaacs & Co., Inc..............................       7,200           2,232
 *#i3 Mobile, Inc......................................       6,700          13,936
 *#iBasis, Inc.........................................      11,300          14,068
 Iberiabank Corp.......................................       8,500         231,327
 *#Ibis Technology Corp................................      13,300         130,340
 *Ico, Inc.............................................      14,320          16,826
 *ICT Group, Inc.......................................      15,700         250,179
 *ICU Medical, Inc.....................................      10,700         459,672
 *#Identix, Inc........................................      53,300         446,920
 Idex Corp.............................................      31,600         960,640
 *IDEXX Laboratories, Inc..............................      36,700       1,064,850
 *IDT Corp.............................................      29,500         398,250
 *IDT Corp. Class B....................................      29,500         351,050
 *IDX Systems Corp.....................................      41,500         534,727
 *IEC Electronics Corp.................................       8,100           4,090
 *IFR Systems, Inc.....................................      10,700           8,506
 *iGate Capital Corp...................................      50,400         209,412
 *#IGEN, Inc...........................................      24,900         894,781
 *IGI, Inc.............................................       9,600           7,488
 *Igo Corp.............................................       4,900           1,372
 *IHOP Corp............................................      27,900         789,570
 *II-VI, Inc...........................................      14,370         233,584
 Ikon Office Solutions, Inc............................      84,700         907,984
 *Ikos Systems, Inc....................................      13,700         103,092
 *Illuminet Holdings, Inc..............................      16,200         561,492
 *Image Entertainment, Inc.............................      24,600          47,601
 *ImageX.com, Inc......................................       5,000           3,500
 *iManage, Inc.........................................      16,000         102,640
 *Imation Corp.........................................      26,200         568,016
 *Imatron, Inc.........................................     144,600         266,787
 IMC Global, Inc.......................................      37,600         441,800
 IMCO Recycling, Inc...................................      20,600         136,166
 *Immersion Corp.......................................      17,800          80,901
 *Immucor, Inc.........................................       3,200          21,408
 *Immune Response Corp.................................      42,500          61,412
 *Immunogen, Inc.......................................      48,200         791,685
 *Immunomedics, Inc....................................      48,700       1,164,660
 *Impath, Inc..........................................      22,600         842,641
 *Impax Laboratoroes, Inc..............................      43,400         455,917
 *#Impco Technologies, Inc.............................      17,000         237,405
 *Imperial Credit Industries, Inc......................      43,990          18,256
 *Imperial Sugar Co....................................          89             639
 *Implant Sciences Corp................................       8,700          89,175
 *Impreso.com, Inc.....................................       5,300          12,587
 *Incara Pharmaceuticals Corp..........................       8,600          12,943
 *Incyte Pharmaceuticals, Inc..........................      38,900         739,683
 Independence Community Bank Corp......................      26,440         625,438
 Independence Holding Co...............................       2,750          44,550
 Independent Bank Corp.................................      21,600         449,496
 Independent Bank East.................................      17,981         494,477
 *Individual Investor Group, Inc.......................      12,700           1,175
 *Indus International, Inc.............................      51,200         367,104
 *Industrial Data Systems Corp.........................       4,800           3,888

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Industrial Distribution Group, Inc...................       9,700    $     14,938
 *Industrial Holdings, Inc.............................      12,500          11,250
 *Industri-Matematik International Corp................      38,000          38,380
 *Inet Technologies, Inc...............................      30,200         244,922
 *Infinium Software, Inc...............................      18,800          25,098
 *Infocrossing, Inc....................................       8,000          36,720
 *InFocus Corp.........................................      42,800         965,996
 *Infogrames, Inc......................................      30,400         232,560
 *Infonet Services Corp................................      94,600         168,388
 *Informatica Corp.....................................      50,700         675,831
 *#Information Architects Corp.........................      42,800          10,914
 *Information Holdings, Inc............................      26,600         625,100
 *Information Resources, Inc...........................      36,800         300,104
 *#InforMax, Inc.......................................      17,100          53,352
 *Inforte Corp.........................................      11,900         141,074
 *InfoSpace, Inc.......................................      15,300          31,135
 *infoUSA, Inc.........................................      78,700         447,803
 *Infu-tech, Inc.......................................       2,000             220
 *Ingenuus Corp........................................      29,700           2,524
 Ingles Market, Inc. Class A...........................      14,800         179,450
 *Inhale Therapeutic Systems, Inc......................      34,800         566,718
 *Inkine Pharmaceutical Co., Inc.......................      21,400          31,244
 *Inktomi Corp.........................................      93,600         466,596
 *Innodata Corp........................................      13,500          41,377
 *Innotrac Corp........................................      17,500         132,125
 *Innovative Clinical Solutions, Ltd...................         968             165
 *Innovative Gaming Corp. of America...................       8,300           2,365
 *Innoveda, Inc........................................      19,700          19,897
 *Innovex, Inc.........................................      23,700          80,461
 *Inprimis, Inc........................................      17,200             989
 *Input/Output, Inc....................................      81,600         636,480
 *Insight Enterprises, Inc.............................      38,243         757,403
 *Insightful Corp......................................       6,300          14,616
 *Insignia Financial Group, Inc........................      28,733         292,502
 *Insilco Holding Co...................................         192             230
 *inSilicon Corp.......................................       5,900          12,921
 *Insite Vision, Inc...................................      34,100          39,897
 *Insituform East, Inc.................................       1,700           2,074
 *Insituform Technologies, Inc. Class A................      29,610         652,900
 *Insmed, Inc..........................................      34,500         116,092
 *Inspire Insurance Solutions, Inc.....................      24,550           9,329
 *Inspire Pharmaceuticals, Inc.........................      28,100         318,232
 *Insteel Industries, Inc..............................       7,900           4,740
 *Insurance Auto Auctions, Inc.........................      15,000         218,625
 *Insurance Management Solutions, Inc..................      16,600          43,160
 *InsWeb Corp..........................................       9,800           7,105
 *INT Media Group, Inc.................................       6,000          12,960
 Integra Bank Corp.....................................      22,294         454,240
 *Integra Lifesciences Corp............................      28,200         763,515
 *#Integra, Inc........................................       5,900          10,620
 *Integral Systems, Inc................................      15,000         322,275
 *Integral Vision, Inc.................................      11,700           1,872
 *IntegraMed America, Inc..............................       4,800          32,280
 *Integrated Circuit Systems, Inc......................      83,700       1,563,097
 *Integrated Electrical Services, Inc..................      52,100         212,568
 *Integrated Information Systems, Inc..................       5,000           2,375
 *Integrated Silicon Solution, Inc.....................      38,400         444,864
 *Integrated Telecom Express, Inc......................         700           1,050
 *INTELFILM Corp.......................................       8,300           5,063
 *#Intelli-Check, Inc..................................       6,700         106,530
 *Intellidata Technologies Corp........................      60,000         182,100
                                                            SHARES           VALUE+
                                                            ------           ------

 *Intelligent Systems Corp.............................       5,800    $     17,806
 *Intelligroup, Inc....................................      23,100          21,021
 *Inter Parfums, Inc...................................      22,950         176,141
 Interactive Data Corp.................................      97,013       1,302,400
 *Interactive Intelligence, Inc........................      16,600          79,265
 *InterCept Group, Inc.................................      20,500         669,837
 Interchange Financial Services Corp...................       8,400         157,710
 *InterDent, Inc.......................................       3,766           6,987
 *Interdigital Communications Corp.....................      61,100         567,924
 *Interep National Radio Sales, Inc....................       5,200          15,054
 Interface, Inc. Class A...............................      58,800         289,002
 *Interferon Scientific, Inc...........................       2,435             986
 *Intergraph Corp......................................      61,800         749,634
 *Interland, Inc.......................................      59,100         137,703
 *#Interliant, Inc.....................................       3,600           1,530
 *Interlink Electronics, Inc...........................      16,900          69,374
 *Interlinq Software Corp..............................       6,200          11,811
 *Interlogix, Inc......................................      23,000         607,430
 *Interlott Technologies, Inc..........................       8,200          35,260
 *Intermagnetics General Corp..........................      22,295         519,808
 Intermet Corp.........................................      31,300         100,003
 *InterMune, Inc.......................................      11,800         552,122
 *Internap Network Services Corp.......................      99,100         111,487
 *International Aircraft Investors.....................       4,200           8,064
 International Aluminum Corp...........................       2,100          45,570
 *International FiberCom, Inc..........................      21,700           6,618
 *#International Microcomputer Software, Inc...........       5,100           2,040
 International Multifoods Corp.........................      30,000         684,600
 *International Remote Imaging Systems, Inc............      10,100          27,169
 International Shipholding Corp........................       7,900          49,770
 *International Speciality Products, Inc...............      89,000         738,700
 *International Total Services, Inc....................       5,600             476
 *Internet Commerce and Communications, Inc............      23,300             175
 *Internet Commerce Corp...............................       4,000          15,380
 *Internet Pictures Corp...............................         250             534
 *Internet Security Systems, Inc.......................       6,600         214,104
 *Interneuron Pharmaceuticals, Inc.....................      56,900         487,633
 *Interphase Corp......................................       9,300          38,223
 *Interplay Entertainment Corp.........................      23,700          20,145
 Interpool, Inc........................................      38,000         608,000
 *Interpore International, Inc.........................      30,100         240,649
 Interstate Bakeries Corp..............................      29,300         721,952
 *Interstate National Dealers Services, Inc............       6,000          29,940
 Inter-Tel, Inc........................................      42,700         779,702
 *Intervisual Books, Inc. Class A......................       1,000             730
 *Intervoice, Inc......................................      55,117         779,079
 *Interwoven, Inc......................................      37,600         336,144
 *Intest Corp..........................................      10,100          32,522
 *Intevac, Inc.........................................      15,300          42,840
 #Intimate Brands, Inc.................................      59,500         853,825
 *IntraBiotics Pharmaceuticals, Inc....................       5,400          11,367
 *Intrado, Inc.........................................      17,700         488,431
 *Intraware, Inc.......................................      17,100          12,910
 *Intrusion.com, Inc...................................      30,100          57,942
 Invacare Corp.........................................      32,200       1,139,880
 *#Inverness Medical Innovations, inc..................       5,883          91,013
 Investors Title Co....................................       1,400          20,377
 *#Invision Technologies, Inc..........................      17,100         430,321

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Invivo Corp..........................................       6,800    $     84,286
 *Iomed, Inc...........................................       9,700          20,273
 *Iomega Corp..........................................      32,580         221,544
 *Ion Networks, Inc....................................      17,400           8,091
 *Ionics, Inc..........................................      23,800         646,170
 *Iridex Corp..........................................       8,600          39,560
 #Irwin Financial Corp.................................      29,500         488,225
 *Isco, Inc............................................      14,735         121,932
 *Isis Pharmaceuticals, Inc............................      59,400       1,352,241
 *Isle of Capri Casinos, Inc...........................      46,300         600,742
 *Isolyser Co., Inc....................................      61,910         122,272
 *I-Stat Corp..........................................      29,200         184,836
 *IT Group, Inc .......................................      36,080          39,688
 *ITC Learning Corp....................................       3,800             342
 *ITLA Capital Corp....................................       9,200         173,466
 *Itron, Inc...........................................      24,200         683,529
 *ITT Educational Services, Inc........................      34,300       1,281,105
 *ITXC Corp............................................      37,600         284,444
 *Ivex Packaging Corp..................................      27,500         490,875
 *#iVillage, Inc.......................................       4,100           4,940
 *IXYS Corp............................................      34,200         208,620
 *J & J Snack Foods Corp...............................      12,700         303,530
 *J Net Enterprises, Inc...............................       8,600          18,232
 *J. Alexander's Corp..................................       9,600          21,360
 *J. D. Edwards & Co...................................      42,200         557,462
 *J. Jill Group, Inc...................................      16,000         315,760
 J. M. Smucker Co......................................      22,500         792,225
 *j2 Global Communication, Inc.........................       9,866          38,725
 *Jack in the Box, Inc.................................      43,000       1,112,840
 Jacksonville Bancorp, Inc.............................       1,600          32,624
 *Jaclyn, Inc..........................................       1,300           2,860
 *Jaco Electronics, Inc................................       8,859          37,919
 *Jacobson Stores, Inc.................................       7,400          15,910
 *Jakks Pacific, Inc...................................      31,600         789,526
 *JDA Software Group, Inc..............................      38,700         650,353
 Jefferies Group, Inc..................................      36,100       1,276,135
 *Jennifer Convertibles, Inc...........................       1,300           2,847
 JLG Industries, Inc...................................      65,700         627,435
 *JLM Industries, Inc..................................       6,500          11,895
 *JMAR Industries, Inc.................................      30,400         103,816
 *JNI Corp.............................................      30,000         279,600
 *Jo-Ann Stores, Inc. Class A..........................       4,500          30,600
 *Jo-Ann Stores, Inc. Class B..........................       3,400          21,250
 Johnson & Johnson.....................................      14,258         830,528
 *Johnson Outdoors, Inc................................       6,700          47,737
 *Jones Lang LaSalle, Inc..............................      41,200         657,140
 *Jore Corp............................................      10,000              50
 *Jos. A. Bank Clothiers, Inc..........................       7,600          61,294
 *Joule, Inc...........................................       1,500           2,100
 *Journal Register Co..................................      56,400       1,071,600
 *JPM Co...............................................      10,200             994
 *JPS Industries, Inc..................................      10,700          53,018
 *Judge.com, Inc.......................................      16,700           9,936
 *Juno Lighting, Inc...................................         980           8,840
 *Jupiter Media Metrix, Inc............................       7,800          12,363
 K Swiss, Inc. Class A.................................      12,100         386,897
 *K2, Inc..............................................      28,675         239,436
 *Kadant, Inc..........................................      18,820         259,151
 *Kaiser Aluminum Corp.................................     114,400         212,784
 Kaman Corp. Class A...................................      34,900         510,412
 *Kana Software, Inc...................................       1,785           3,222
 Kaneb Services LLC....................................      15,800         290,246
                                                            SHARES           VALUE+
                                                            ------           ------

 *Kansas City Southern Industries, Inc.................      69,800    $    968,824
 *Kasper A.S.L., Ltd...................................       5,500           1,155
 Katy Industries, Inc..................................      10,100          32,320
 Kaydon Corp...........................................      30,700         626,280
 KB Home Corp..........................................      25,000         840,500
 *KBK Capital Corp.....................................       4,700          10,340
 *#KCS Energy, Inc.....................................      28,700          83,230
 *Keane, Inc...........................................      15,300         256,275
 *Keith Companies, Inc.................................       8,100          69,052
 Keithley Instruments, Inc.............................       2,000          34,840
 *#Kellstrom Industries, Inc...........................      18,400           2,852
 Kellwood Co...........................................      38,200         845,366
 Kelly Services, Inc...................................      11,600         245,978
 *Kendle International, Inc............................      14,600         239,440
 Kennametal, Inc.......................................      17,500         698,425
 *Kennedy-Wilson, Inc..................................      11,800          41,831
 *Kensey Nash Corp.....................................      19,300         393,527
 *Kentucky Electric Steel, Inc.........................       2,800           1,190
 Kentucky First Bancorp, Inc...........................         900          11,520
 *#Keravision, Inc.....................................      26,400             455
 *Kevco, Inc...........................................       8,300             104
 Kewaunee Scientific Corp..............................       2,000          17,700
 *Key Energy Group, Inc................................      97,000         800,250
 *Key Production Co., Inc..............................      21,304         334,473
 *Key Technology, Inc..................................       6,100          18,788
 *Key Tronic Corp......................................      15,400          40,194
 *Key3Media Group, Inc.................................      13,000          59,670
 *Keynote Systems, Inc.................................       6,600          51,645
 *Keystone Automotive Industries, Inc..................      23,040         362,074
 *Keystone Consolidated Industries, Inc................      13,000          13,520
 *kforce.com, Inc......................................      48,427         234,871
 *#KFX, Inc............................................      34,900         101,210
 Kimball International, Inc. Class B...................      41,400         593,055
 *Kimmins Corp.........................................       3,400             867
 *Kinark Corp..........................................       6,800           5,780
 *Kirby Corp...........................................      39,600       1,041,480
 *Kit Manufacturing Co.................................         300             690
 Klamath First Bancorp, Inc............................       9,900         130,779
 Knape & Vogt Manufacturing Co.........................       3,190          32,522
 *Knight Transportation, Inc...........................      28,950         803,507
 *Koala Corp...........................................      11,800          10,030
 *#Komag, Inc..........................................     120,334           5,957
 *Kontron Mobile Computing, Inc........................       8,900           8,144
 *Kopin Corp...........................................      68,700       1,109,162
 *Korn/Ferry International.............................      49,500         425,700
 *Kos Pharmaceuticals, Inc.............................      27,100         853,786
 Koss Corp.............................................       6,600         119,823
 *#Krauses Furniture, Inc..............................      23,100              69
 *Kroll, Inc...........................................      34,800         497,988
 *Kronos, Inc..........................................      29,400       1,265,964
 *#K-Tel International, Inc............................      12,700           2,921
 *K-Tron International, Inc............................       6,200          66,030
 *Kulicke & Soffa Industries, Inc......................      55,400         872,827
 *Kushner-Locke Co.....................................      16,600             581
 *K-V Pharmaceutical Co. Class A.......................      26,400         675,840
 *K-V Pharmaceutical Co. Class B.......................      12,450         351,090
 *KVH Industries, Inc..................................      10,600          63,335
 *L90, Inc.............................................       6,000           7,380
 *La Jolla Pharmceutical Co............................      50,600         429,341
 *LaBarge, Inc.........................................      18,600          61,194
 *LabOne, Inc..........................................      19,050         279,083

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Labor Ready, Inc.....................................      70,600    $    322,642
 Laclede Group, Inc....................................      30,200         715,740
 *LaCrosse Footwear, Inc...............................       9,000          36,990
 *Ladish Co., Inc......................................      17,400         155,382
 *Lakeland Industries, Inc.............................       2,000          18,400
 *Lakes Gaming, Inc....................................      11,475          76,309
 *Lamson & Sessions Co.................................      21,600          73,872
 Lancaster Colony Corp.................................      20,900         699,210
 Lance, Inc............................................      40,500         590,895
 *Lancer Corp..........................................      10,925          49,381
 *Landair Corp.........................................       4,100          35,117
 Landamerica Financial Group, Inc......................      19,400         475,300
 Landauer, Inc.........................................      12,200         418,460
 *Landec Corp..........................................      17,500          57,663
 *Landmark Systems, Inc................................      21,400          48,578
 Landrys Seafood Restaurants, Inc......................      31,700         622,905
 *Lands End, Inc.......................................      32,200       1,479,590
 *Landstar Systems, Inc................................      11,400         791,160
 *Larscom, Inc.........................................      11,500          13,800
 *Laser Pacific Media Corp.............................      12,200          31,232
 *#Laser Technology, Inc...............................       5,000           4,750
 *Laser Vision Centers, Inc............................      34,800          82,650
 *#Laserscope..........................................      15,100          27,029
 *#LaserSight Corp.....................................      27,800          24,742
 *Lason, Inc...........................................      27,300           3,413
 *Latitude Communications, Inc.........................      23,100          30,839
 Lawson Products, Inc..................................      12,800         341,568
 *Layne Christensen Co.................................      20,200         158,469
 *Lazare Kaplan International, Inc.....................      12,000          67,800
 La-Z-Boy, Inc.........................................      24,100         506,100
 *LBP, Inc.............................................       3,200           2,240
 *LCA-Vision, Inc......................................      64,300          54,334
 *LCC International, Inc. Class A......................      18,200         122,031
 *LeadingSide, Inc.....................................      15,100              76
 *Leapnet, Inc.........................................       7,324          13,476
 *#Learn2 Corp.........................................      36,274           5,078
 *Learning Tree International, Inc.....................      21,200         508,906
 *Lechters, Inc........................................      17,000              94
 *Lecroy Corp..........................................      12,500         205,625
 *Lectec Corp..........................................       5,000           5,500
 Ledger Capital Corp...................................       3,400          57,800
 *#LendingTree, Inc....................................      15,800          91,956
 Lennox International, Inc.............................      41,305         384,137
 Lesco, Inc............................................      13,600          96,560
 *#Level 3 Communications, Inc.........................       6,500          36,238
 *#Level 8 Systems, Inc................................      20,129          34,924
 *Lexicon Genetics, Inc................................      53,900         540,348
 Libbey, Inc...........................................      18,900         623,700
 *Liberate Technologies, Inc...........................      58,800         540,372
 Liberty Bancorp, Inc..................................       2,700          32,265
 Liberty Corp..........................................      21,800         909,060
 *Liberty Digital, Inc.................................      22,000          71,720
 Liberty Homes, Inc. Class A...........................         200           1,100
 *Liberty Livewire Corp. Class A.......................       4,280          27,884
 *LIFE Financial Corp..................................       2,400           4,044
 *Lifecell Corp........................................      17,500          42,613
 *Lifecore Biomedical, Inc.............................      20,200         211,595
 *Lifeline Systems, Inc................................       4,100          78,720
 *#LifePoint, Inc......................................      12,700          27,305
 Lifetime Hoan Corp....................................      15,062          82,540
 *Ligand Pharmaceuticals, Inc. Class B.................      60,577       1,001,338
 *Lightbridge, Inc.....................................      42,421         538,110
                                                            SHARES           VALUE+
                                                            ------           ------

 *Lightning Rod Software, Inc..........................         580    $        104
 *LightPath Technologies, Inc..........................      22,700          80,926
 Lillian Vernon Corp...................................      11,600          87,580
 Lincoln Electric Holdings.............................      29,100         649,949
 Lindsay Manufacturer Co...............................      15,700         294,375
 *Linens 'n Things, Inc................................      44,600       1,070,400
 *Lionbridge Technologies, Inc.........................      26,297          48,781
 *Lipid Sciences, Inc..................................       6,258          53,506
 Liqui Box Corp........................................       4,400         197,890
 *Liquid Audio, Inc....................................      26,000          61,230
 *Lithia Motors, Inc. Class A..........................      12,100         235,950
 *Littlefield, Adams & Co..............................         900               6
 *Littlefuse, Inc......................................      29,800         743,361
 *LLEX Oncology, Inc...................................      29,900         782,483
 *LLX Resorts, Inc.....................................       2,900          19,140
 *LMI Aerospace, Inc...................................       7,900          31,877
 LNR Property Corp.....................................      32,600         932,360
 *Lodgenet Entertainment Corp..........................      19,500         313,755
 *#Lodgian, Inc........................................      21,300           2,556
 *Loews Cineplex Entertainment Corp....................      68,100           7,832
 *#Log On America, Inc.................................         600              99
 *Logic Devices, Inc...................................      10,000          30,500
 *Logility, Inc........................................      20,900          49,115
 *Lojack Corp..........................................      25,700         136,853
 Lone Star Steakhouse & Saloon, Inc....................      41,500         581,000
 *Lone Star Technologies, Inc..........................      18,900         285,579
 Longs Drug Stores Corp................................      32,800         751,448
 Longview Fibre Co.....................................      72,300         860,370
 *#LookSmart, Ltd......................................      18,100          18,462
 Louisiana-Pacific Corp................................      30,100         231,168
 *Lowrance Electronics, Inc............................       2,200           5,830
 LSB Bancshares, Inc. NC...............................       5,156          72,571
 LSB Corp..............................................       4,300          54,288
 LSI Industries, Inc...................................      14,700         369,264
 *LTX Corp.............................................      47,900       1,021,228
 *Luby's Cafeterias, Inc...............................      32,900         233,590
 Lufkin Industries, Inc................................       8,200         213,200
 *#Luminex Corp........................................      31,200         478,764
 *Lund International Holdings, Inc.....................       2,200             385
 *Lydall, Inc..........................................      23,700         229,416
 *Lynch Corp...........................................       2,200          39,600
 *Lynch Interactive Corp...............................       4,400         268,400
 *#Lynx Therapeutics, Inc..............................      18,200          58,058
 *M & F Worldwide Corp.................................      20,700          93,564
 *M.H. Meyerson & Co., Inc.............................       8,300           7,512
 MacDermid, Inc........................................      35,400         489,582
 *Mace Security International, Inc.....................      25,100          23,845
 *Mac-Gray Corp........................................      23,100          71,264
 *Mackie Designs, Inc..................................      16,100          67,620
 *Macromedia, Inc......................................      35,240         786,204
 *Madden (Steven), Ltd.................................      19,700         236,499
 *Made2Manage Systems, Inc.............................       7,000          28,875
 Madison Gas & Electric Co.............................      25,000         665,000
 MAF Bancorp, Inc......................................      35,200       1,019,744
 *Magellan Health Services, Inc........................      39,600         417,780
 *Magna Entertainment Corp.............................      10,700          62,863
 *Magnetek, Inc........................................      37,200         338,148
 *Magnum Hunter Resources, Inc.........................      32,900         279,650
 *MAI Systems Corp.....................................       7,600           2,736
 *MAII Holdings, Inc...................................       7,900          13,983
 *Mail-Well, Inc.......................................      80,600         318,370
 *Main Street & Main, Inc..............................      16,000          84,560

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Main Street Bancorp, Inc..............................      13,700    $    206,733
 Maine Public Service Co...............................       1,700          48,365
 *#Major Automotive Companies, Inc.....................       4,180           2,884
 *Mallon Resources Corp................................      12,700          40,259
 *Management Network Group, Inc........................      21,100         130,398
 *Manatron, Inc........................................       1,102           4,601
 *Manchester Technologies, Inc.........................      12,600          29,673
 *Manhattan Associates, Inc............................      32,000         968,480
 Manitowoc Co., Inc....................................      36,050       1,025,623
 *Mannatech, Inc.......................................       2,600           9,633
 *Manning (Greg) Auctions, Inc.........................       9,200          15,042
 *Manugistic Group, Inc................................      41,600         489,216
 *Mapics, Inc..........................................      28,900         160,540
 *Mapinfo Corp.........................................      19,200         266,400
 Marcus Corp...........................................      21,700         300,328
 *Marimba, Inc.........................................      23,600          64,428
 Marine Products Corp..................................      22,620          92,742
 *MarineMax, Inc.......................................      17,500         137,375
 *Marisa Christina, Inc................................       6,700           5,595
 Maritrans, Inc........................................      14,900         147,510
 *Markel Corp..........................................         600         109,962
 *#Marketing Services Group, Inc.......................       6,466          21,370
 *MarketWatch.com, Inc.................................      19,800          75,537
 *MarkWest Hydrocarbon, Inc............................       8,500          49,300
 *Marlton Technologies, Inc............................       7,800           3,276
 Marsh Supermarkets, Inc. Class A......................       1,600          22,120
 Marsh Supermarkets, Inc. Class B......................       5,800          75,690
 *Martek Biosciences Corp..............................      26,700         582,995
 *Marten Transport, Ltd................................       4,200          73,290
 *#Marvel Enterprises, Inc.............................      43,800         158,118
 *Mascotech, Inc.......................................      60,200               0
 Massbank Corp.........................................       4,200         151,830
 Massey Energy Co......................................      15,000         266,550
 *Mastec, Inc..........................................      39,350         214,458
 *Matec Corp...........................................       1,650           8,036
 *Material Sciences Corp...............................      20,500         200,490
 *Matlack Systems, Inc.................................      11,800              53
 *Matria Healthcare, Inc...............................      12,900         330,434
 *Matritech, Inc.......................................      40,100          89,824
 *Matrix Bancorp, Inc..................................       9,500         100,653
 *Matrix Pharmaceutical, Inc...........................      30,000          34,050
 *Matrix Service Co....................................      10,800          74,574
 *MatrixOne, Inc.......................................      50,100         412,824
 Matthews International Corp. Class A..................      44,600       1,078,205
 *Mattson Technology, Inc..............................      47,445         348,484
 *Maui Land & Pineapple Company, Inc...................       4,300         100,792
 *Maverick Tube Corp...................................      34,500         361,905
 *Max & Ermas Restaurants, Inc.........................       3,300          39,600
 *Maxco, Inc...........................................       4,000          23,000
 *Maxicare Health Plans, Inc...........................       3,580              45
 *Maxim Pharmaceuticals, Inc...........................      18,000         122,760
 *Maximus, Inc.........................................      28,500       1,114,350
 *Maxtor Corp..........................................      47,100         277,890
 *Maxwell Shoe Company, Inc............................      11,400         162,906
 *Maxwell Technologies, Inc............................      15,800         165,189
 *Maxxam, Inc..........................................       8,700         165,300
 *Maxygen, Inc.........................................      31,700         568,064
 *Maynard Oil Co.......................................       6,200         117,490
 *Mayor's Jewelers, Inc................................      25,800          36,120
 *Mays (J.W.), Inc.....................................         200           2,251
 *Mazel Stores, Inc....................................      12,700          28,512
                                                            SHARES           VALUE+
                                                            ------           ------

 *MB Financial, Inc....................................       7,100    $    183,145
 *McAfee.com Corp......................................       5,200         123,812
 *McClain Industries, Inc..............................       1,166           1,778
 McGrath Rent Corp.....................................      12,600         317,331
 *MCK Communications, Inc..............................      16,700          23,380
 *McMoran Exploration Co...............................      22,164         150,715
 *#MCSI, Inc...........................................      19,900         412,428
 MDC Holdings, Inc.....................................      33,790       1,209,344
 *Meade Instruments Corp...............................      26,200         102,835
 *Meadow Valley Corp...................................       2,400           4,824
 Meadowbrook Insurance Group, Inc......................      11,000          20,900
 *#Measurement Specialties, Inc........................      12,900          83,850
 *Mechanical Dynamics, Inc.............................       8,100          78,894
 *Mechanical Technology, Inc...........................       4,700          12,573
 *#Med-Design Corp.....................................      11,600         196,446
 Medford Bancorp, Inc..................................      10,600         215,975
 *Media 100, Inc.......................................      17,000          24,395
 *#Media Arts Group, Inc...............................      20,600          59,740
 Media General, Inc. Class A...........................       2,400         110,472
 *MediaBay, Inc........................................      18,400           8,372
 *Medialink Worldwide, Inc.............................       7,300          23,835
 *Medical Action Industries, Inc.......................      14,200         249,920
 *Medical Advisory Systems, Inc........................       3,800          22,952
 *#Medical Resources, Inc..............................       5,235              37
 *Medicis Pharmaceutical Corp. Class A.................      15,000         886,500
 *Medicore, Inc........................................       3,800           6,631
 *Medquist, Inc........................................      40,600         977,039
 *Medstone International, Inc..........................       6,000          27,060
 *MEDTOX Scientific, Inc...............................       3,300          36,135
 *Memberworks, Inc.....................................      23,700         244,703
 *MEMC Electronic Materials, Inc.......................      63,000         236,250
 *Mens Warehouse, Inc..................................      43,600         835,812
 Mentor Corp...........................................      36,300       1,021,301
 *Mentor Graphics Corp.................................      44,900       1,018,108
 *Mercator Software, Inc...............................      33,400         247,327
 Merchants Bancshares, Inc.............................       5,500         181,775
 Merchants Group, Inc..................................       1,300          29,575
 *Mercury Air Group, Inc...............................       8,400          39,480
 *Mercury Computer Systems, Inc........................      24,100       1,112,456
 Meridian Bioscience, Inc..............................      18,900         111,983
 *Meridian Medical Technology, Inc.....................       4,600          85,330
 *Meridian Resource Corp...............................      69,000         231,150
 *MeriStar Hotels & Resorts, Inc.......................      38,200          27,886
 *Merit Medical Systems, Inc...........................      15,500         226,920
 *Merix Corp...........................................      16,200         303,264
 *Merrimac Industries, Inc.............................       2,160          19,526
 *Mesa Air Group, Inc..................................      53,700         369,188
 *Mesa Labs, Inc.......................................       4,900          29,302
 *Mesaba Holdings, Inc.................................      32,450         226,177
 *Messagemedia, Inc....................................      88,100          11,013
 *Mestek, Inc..........................................       5,400         129,600
 *Meta Group, Inc......................................      16,500          30,855
 Metals USA, Inc.......................................      54,800           8,768
 *MetaSolv Software, Inc...............................      40,100         319,597
 *Metatec Corp. Class A................................       7,800           2,964
 *Metawave Communications Corp.........................      25,500          55,973
 Methode Electronics, Inc. Class A.....................      30,500         246,593
 Met-Pro Corp..........................................      11,175         132,200
 *Metro Information Services, Inc......................      19,300         151,988
 *Metro One Telecommunications, Inc....................      27,750         955,155
 *Metrocall, Inc.......................................      33,985           1,325

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 MetroCorp. Bancshares, Inc............................       7,100    $     81,650
 *Metrologic Instruments, Inc..........................       4,900          35,599
 *Metromedia International Group, Inc..................     151,100         154,122
 *Metropolitan Financial Corp..........................       4,100          13,735
 MFB Corp..............................................       1,800          36,909
 *MFRI, Inc............................................       4,900          14,945
 *MGI Pharma, Inc......................................      26,300         364,387
 MI Schottenstein Homes, Inc...........................      10,500         430,395
 *Michael Anthony Jewelers, Inc........................       7,400          21,312
 *Michaels Stores, Inc.................................       9,400         282,423
 *Micro Component Technology, Inc......................      16,252          32,748
 *Micro General Corp...................................      10,600         128,525
 *Micro Linear Corp....................................      18,700          56,848
 MicroFinancial, Inc...................................       4,000          39,560
 *Micromuse, Inc.......................................      32,300         511,309
 *Micros Systems, Inc..................................      26,700         664,296
 *Micros to Mainframes, Inc............................       7,100           9,940
 *Microsemi Corp.......................................      40,500       1,259,955
 *Micro-Therapeutics, Inc..............................      13,800          79,212
 *Microvision, Inc.....................................      13,800         193,407
 Mid America Banccorp..................................      14,214         459,112
 *Mid Atlantic Medical Services, Inc...................      67,700       1,373,633
 Midas, Inc............................................      26,000         323,700
 Middleby Corp.........................................      14,300          76,791
 Middlesex Water Co....................................       4,200         141,309
 Midland Co............................................       3,300         133,502
 Mid-State Bancshares..................................      21,300         334,836
 *Midway Airlines Corp.................................      11,800           2,065
 *Midway Games, Inc....................................      61,700         921,798
 Midwest Banc Holdings, Inc............................      12,000         235,020
 *Midwest Express Holdings, Inc........................      23,100         281,820
 Midwest Grain Products, Inc...........................      10,400         125,268
 *Mikohn Gaming Corp...................................      14,000         103,670
 Milacron, Inc.........................................      53,000         740,410
 *#Milestone Scientific, Inc...........................       8,400           5,292
 Millennium Chemicals, Inc.............................      54,000         633,960
 *Miller Industries, Inc...............................      10,480          32,488
 *Millerbuilding Systems Escrow Shares.................       3,200             960
 *Miltope Group, Inc...................................      11,000          19,085
 *MIM Corp.............................................      24,600         299,505
 Mine Safety Appliances Co.............................      17,000         623,900
 Minerals Technologies, Inc............................      25,300       1,130,910
 Minuteman International, Inc..........................       1,000           8,665
 *MIPS Technologies, Inc...............................      21,700         203,655
 *Miravant Medical Technologies........................      30,200         256,247
 *Misonix, Inc.........................................       7,100          61,664
 *Mission Resources Corp...............................      22,200          75,813
 *Mississippi Chemical Corp............................      39,142         126,429
 Mississippi Valley Bancshares, Inc....................      12,100         444,796
 *Mitcham Industries, Inc..............................      14,900          72,638
 *Mitek Systems, Inc...................................      11,400          17,727
 *Mity-Lite, Inc.......................................       7,200          59,256
 *MKS Instruments, Inc.................................      41,588         934,898
 *Mobile Mini, Inc.....................................      16,300         524,290
 *Mobius Management Systems, Inc.......................      26,000          74,490
 Mocon, Inc............................................       7,800          71,175
 *Modem Media, Inc.....................................       1,800           7,029
 Modine Manufacturing Co...............................      31,200         668,616
 *Modis Professional Services, Inc.....................      81,100         466,325
 *Modtech Holdings, Inc................................      18,857         166,602
 *Moldflow Corp........................................       7,200          92,376
 *Molecular Devices Corp...............................      18,640         371,961
                                                            SHARES           VALUE+
                                                            ------           ------

 *Monaco Coach Corp....................................      42,450    $    827,775
 *Monarch Casino and Resort, Inc.......................      10,400          80,964
 *Monarch Dental Corp..................................       1,833           4,133
 *Mondavi (Robert) Corp. Class A.......................      11,200         391,888
 *Monro Muffler Brake, Inc.............................      10,700         137,763
 *Montana Power Co.....................................      54,200         258,534
 *Monterey Bay Bancorp, Inc............................       4,300          61,598
 *Monterey Pasta Co....................................      16,400         112,012
 *Moog, Inc. Class A...................................      14,100         291,588
 *Moog, Inc. Class B...................................       3,000          82,500
 *Moore Medical Corp...................................       3,900          28,860
 *Morgan's Foods, Inc..................................         900             810
 *Morton Industrial Group, Inc. Class A................       1,000           1,240
 *Morton's Restaurant Group, Inc.......................       6,200          82,770
 *Mossimo, Inc.........................................      16,600          59,013
 *Mother's Work, Inc...................................       3,300          26,285
 *Motient Corp.........................................       9,400           4,747
 *Motor Car Parts & Accessories, Inc...................       2,500           8,063
 *Motor Cargo Industries, Inc..........................       5,700          69,170
 Movado Group, Inc.....................................      15,200         281,200
 *Movie Gallery, Inc...................................      21,600         539,244
 *#Mpower Holding Corp.................................       4,700           2,374
 *MPW Industrial Services Group........................       5,000           6,825
 *MRO Software, Inc....................................      29,300         497,661
 *MRV Communications, Inc..............................      52,400         250,472
 *MSC Industrial Direct Co., Inc. Class A..............      27,800         510,130
 *MSC Software Corp....................................      22,500         315,000
 *#MTI Technology Corp.................................      38,300          71,047
 *MTR Gaming Group, Inc................................      25,200         341,838
 MTS Systems Corp......................................      33,040         351,380
 *Mueller Industries, Inc..............................      24,500         785,225
 *Multex.com, Inc......................................      44,800         253,792
 *Multi Color Corp.....................................       1,000          22,635
 Myers Industries, Inc.................................      35,101         435,252
 *Myriad Genetics, Inc.................................      11,300         642,914
 Mystic Financial, Inc.................................       1,700          24,999
 *NABI, Inc............................................      48,300         438,081
 Nacco Industries, Inc. Class A........................       9,100         507,780
 *Nanogen, Inc.........................................      33,100         208,530
 *Nanometrics, Inc.....................................      18,100         414,762
 *Nanophase Technologies Corp..........................      18,800         120,884
 *Napco Security Systems, Inc..........................       2,150          12,524
 *Napro Biotherapeutics, Inc...........................      32,500         368,063
 Nash Finch Co.........................................      14,800         367,854
 *Nashua Corp..........................................       7,600          38,152
 *Nastech Pharmaceutical Co., Inc......................       9,900         120,038
 *NATCO Group, Inc. Class A............................      23,800         153,748
 *Nathans Famous, Inc..................................       9,900          34,452
 *National Beverage Corp...............................      20,400         228,480
 *National Dentex Corp.................................       4,600         102,442
 *National Equipment Services, Inc.....................      25,200          30,240
 *National Home Centers, Inc...........................       3,000           4,155
 *National Home Health Care Corp.......................       4,005          65,742
 *National Information Consortium, Inc.................      43,400         143,437
 National Penn Bancshares, Inc.........................      23,730         576,639
 National Presto Industries, Inc.......................       9,000         249,030
 *National Processing, Inc.............................      69,200       2,006,800
 *National Research Corp...............................       7,000          39,375
 *National RV Holdings, Inc............................      20,700         188,370
 National Service Industries, Inc......................      27,700         440,984
 *National Steel Corp. Class B.........................      26,900          31,742

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *National Technical Systems, Inc......................      13,000    $     19,240
 *National Techteam, Inc...............................      20,500          53,198
 *National Western Life Insurance Co. Class A..........       1,000         110,750
 *NationsRent, Inc.....................................      60,050           3,003
 *Natrol, Inc..........................................      10,000          29,500
 *Natural Alternatives International, Inc..............       5,400           9,585
 *Natural Wonders, Inc.................................       5,700              10
 Natures Sunshine Products, Inc........................      27,159         380,090
 *Nautica Enterprises, Inc.............................      52,100         678,863
 *Navarre Corp.........................................      32,900          40,303
 *Navidec, Inc.........................................      14,600           7,519
 *Navigant Consulting, Inc.............................      57,800         230,044
 *Navigant International, Inc..........................      18,300         196,634
 *Navigators Group, Inc................................       8,700         166,823
 NBT Bancorp...........................................      25,448         355,636
 *NBTY, Inc............................................      74,700         868,388
 NCH Corp..............................................       7,200         339,480
 *NCI Building Systems, Inc............................      23,800         324,632
 *#Nco Escrow..........................................      12,000               0
 *NCO Group, Inc.......................................      45,132         784,845
 *NCO Portfolio Management, Inc........................       1,665          10,989
 NDChealth Corp........................................      37,500       1,235,625
 *Neff Corp. Class A...................................      25,400          10,160
 Nelson (Thomas), Inc..................................      21,000         191,100
 *Neogen Corp..........................................       6,500         125,938
 *NeoMagic Corp........................................      35,900         113,803
 *#NEON Communications, Inc............................      23,500          98,348
 *NEON Systems, Inc....................................       9,700          33,271
 *Neopharm, Inc........................................      19,580         379,754
 *Neorx Corp...........................................      36,800         189,704
 *Neose Technologies, Inc..............................      23,100         687,456
 *#Neotherapeutics, Inc................................      24,000         103,200
 *Neoware Systems, Inc.................................       6,900          17,802
 *Net Perceptions, Inc.................................      23,500          32,900
 *#Net.B@nk, Inc.......................................       4,100          37,720
 *Net2Phone, Inc.......................................      27,800         151,371
 *Netegrity, Inc.......................................      34,300         564,407
 *Netguru, Inc.........................................      19,100          36,386
 *NetIQ Corp...........................................       5,660         190,544
 *Netmanage, Inc.......................................      99,700          83,250
 *Netopia, Inc.........................................      24,700         139,555
 *NetRadio Corp........................................       2,445             183
 *NetRatings, Inc......................................       9,300         130,107
 *Netro Corp...........................................      56,100         210,095
 *Netscout System, Inc.................................      35,300         320,877
 *NETsilicon, Inc......................................       4,900          16,195
 *NetSolve, Inc........................................      27,500         276,375
 *Network Equipment Technologies, Inc..................      34,500         106,950
 *#Network Plus Corp...................................      61,400          93,021
 *Netzee, Inc..........................................         687             804
 *Neurobiological Technologies, Inc....................       2,700          11,678
 *Neurocrine Biosciences, Inc..........................      30,100       1,432,158
 *Neurogen Corp........................................      21,800         416,053
 *Nevada Chemicals, Inc................................       2,500           4,188
 *New American Healthcare Corp.........................         200               2
 *New Brunswick Scientific Co., Inc....................       8,877          49,312
 *New Century Equity Holdings Corp.....................      57,700          34,909
 *New Century Financial Corp...........................      23,500         264,845
 New England Business Services, Inc....................      22,700         415,864
                                                            SHARES           VALUE+
                                                            ------           ------

 New Hampshire Thrift BancShares, Inc..................         200    $      3,075
 *New Horizons Worldwide, Inc..........................      13,600         149,464
 New Jersey Resources Corp.............................      24,200       1,136,190
 *New World Restaurant Group, Inc......................       6,000           2,010
 New York Community Bancorp Inc........................      24,836         568,496
 *Newcor, Inc..........................................       6,300           3,213
 Newmark Homes Corp....................................       8,500          92,650
 Newmil Bancorp, Inc...................................       4,700          69,866
 *Newpark Resources, Inc...............................      90,400         631,896
 Newport Corp..........................................      38,400         682,560
 *Newtek Capital, Inc..................................       2,500           8,250
 *Nexell Therapeutics, Inc.............................      12,005          24,730
 *NEXIQ Technologies, Inc..............................       5,300           7,023
 *#NextCard, Inc.......................................      11,000           8,305
 *Nexthealth, Inc......................................      10,300          50,316
 *Niagara Corp.........................................      12,200          20,435
 Nitches, Inc..........................................         785           4,612
 NL Industries, Inc....................................      24,400         348,432
 *NMS Communications Corp..............................      28,500         129,533
 *NMT Medical, Inc.....................................      16,800         101,472
 NN, Inc...............................................      17,050         152,853
 *Nobel Learning Communities, Inc......................       7,600          52,592
 *Nobility Homes, Inc..................................       6,000          50,070
 #Noble International, Ltd.............................       9,200          59,662
 *Noel Group, Inc......................................       8,000             200
 Noland Co.............................................         200           5,195
 Nordson Corp..........................................      36,300         876,827
 *Norstan, Inc.........................................      14,200          70,929
 *Nortek, Inc..........................................      16,600         347,770
 *North American Scientific, Inc.......................      11,000         176,825
 North Central Bancshares, Inc.........................       2,700          59,130
 North Pittsburgh Systems, Inc.........................      16,700         282,314
 Northeast Bancorp.....................................         900          11,606
 Northeast Pennsylvania Financial Corp.................       5,500          96,250
 Northern Technologies International Corp..............       3,000          13,245
 *#Northfield Laboratories, Inc........................      19,900         197,906
 *Northland Cranberries, Inc...........................       6,900           4,106
 Northrim Bank.........................................       7,968         114,944
 *Northwest Airlines Corp..............................         400           7,142
 Northwest Bancorp, Inc................................      66,300         723,002
 Northwest Natural Gas Co..............................      37,300         911,985
 *Northwest Pipe Co....................................       9,100         142,415
 Northwestern Corp.....................................      33,400         681,360
 *Novadigm, Inc........................................      29,600         288,600
 *#Novamed Eyecare, Inc................................      18,300          24,248
 *Novametrix Medical Systems, Inc......................      12,200          85,583
 *Novatel Wireless, Inc................................      55,200          40,296
 *Novavax, Inc.........................................      31,000         350,300
 *Novell, Inc..........................................      51,970         221,132
 *Noven Pharmaceuticals, Inc...........................      30,500         468,023
 Novitron International, Inc...........................       1,430           9,974
 *Novoste Corp.........................................      19,200         200,736
 *NPS Pharmaceuticals, Inc.............................      33,400       1,286,735
 *NQL, Inc.............................................      19,000           1,615
 *NS Group, Inc........................................      30,100         168,560
 *Nstor Technology.....................................      40,500          10,125
 *NTELOS, Inc..........................................      21,000         259,665
 *#NTL, Inc............................................      15,000          27,750
 *#NTN Communications, Inc.............................      31,193          24,954

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THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Nu Horizons Electronics Corp.........................      24,000    $    218,400
 *#Nucentrix Broadband Networks, Inc...................      14,200         134,190
 *NuCo2, Inc...........................................       9,200         111,734
 *Nuevo Energy Co......................................      28,100         325,960
 NUI Corp..............................................      21,592         490,138
 *Number Nine Visual Technology Corp...................       8,400              57
 *Numerex Corp. Class A................................      17,300         108,990
 *Numerical Technologies, Inc..........................      27,900         742,280
 NuSkin Enterprises, Inc...............................      48,400         384,780
 *Nutraceutical International Corp.....................      13,200          49,170
 *Nutramax Products, Inc...............................       3,300              45
 *Nutrition 21, Inc....................................      41,200          29,046
 *Nx Networks, Inc.....................................      47,900             479
 *#NYFIX, Inc..........................................      31,475         659,401
 Nymagic, Inc..........................................       8,700         165,039
 *O.I. Corp............................................       2,900          20,416
 Oak Hill Financial, Inc...............................       3,000          46,425
 *Oak Technology, Inc..................................      60,290         702,981
 *Oakley, Inc..........................................      81,600       1,064,880
 *#Oakwood Homes Corp..................................      12,200          54,290
 *OAO Technology Solutions, Inc........................      29,400          72,912
 *Obie Media Corp......................................       7,100          24,140
 *Oceaneering International, Inc.......................      37,700         767,195
 OceanFirst Financial Corp.............................      16,800         412,188
 *O'Charleys, Inc......................................      21,750         420,971
 *Ocular Sciences, Inc.................................      34,500         877,163
 *Ocwen Financial Corp.................................      96,600         715,806
 *Odetics, Inc. Class A................................         300             368
 *Odetics, Inc. Class B................................         200             365
 *#Odwalla, Inc........................................       6,600         100,485
 *Officemax, Inc.......................................     132,900         408,003
 *#Official Payments Corp..............................      19,500          39,293
 *Offshore Logistics, Inc..............................      33,800         628,849
 Oglebay Norton Co.....................................       6,400          80,512
 *Ohio Casualty Corp...................................      67,900       1,012,729
 Oil-Dri Corp. of America..............................       5,700          39,900
 *Old Dominion Freight Lines, Inc......................      10,800         131,274
 Olin Corp.............................................      54,500         900,340
 *Olympic Steel, Inc...................................      13,900          35,723
 Omega Financial Corp..................................      11,400         352,716
 *Omega Protein Corp...................................      26,500          80,825
 *Omega Worldwide, Inc.................................      19,700          31,914
 *Omni Nutraceuticals, Inc.............................      40,100           1,203
 *OmniVision Technologies, Inc.........................      22,600         136,165
 Omnova Solutions, Inc.................................       1,800          11,700
 *Omtool, Ltd..........................................      19,500          16,575
 *On Assignment, Inc...................................      34,700         658,433
 *On Command Corp......................................      49,600         162,936
 *#On Technology Corp..................................      21,100          41,462
 *One Price Clothing Stores, Inc.......................       3,057           7,902
 Oneida, Ltd...........................................      25,200         294,084
 Oneok, Inc............................................      47,400         815,280
 *OneSource Information Services, Inc..................       9,000          84,870
 *#Online Resources Corp...............................       5,200          18,720
 *Ontrack Data International, Inc......................      22,100         140,556
 *Onyx Acceptance Corp.................................       8,700          41,108
 *Onyx Pharmacueticals, Inc............................      24,800         138,012
 *Onyx Software Corp...................................      60,300         235,773
 *Opinion Research Corp................................       1,700          10,710
 *Oplink Communications, Inc...........................      53,100          91,598
 *Opta Food Ingredients, Inc...........................      13,000          14,560
                                                            SHARES           VALUE+
                                                            ------           ------

 *Opti, Inc............................................      18,600    $     55,614
 *#Optical Cable Corp..................................      28,700          33,149
 *Optical Sensors, Inc.................................       9,800           5,635
 *OpticNet, Inc........................................       5,600               0
 *Optika Imaging Systems, Inc..........................      12,000          12,360
 *Option Care, Inc.....................................      16,600         282,532
 *OraPharma, Inc.......................................      12,900          46,053
 *OraSure Technologies, Inc............................      37,800         369,117
 *Oratec Interventions, Inc............................      25,400         112,268
 *Orbit International Corp.............................       1,266           3,038
 *ORBIT/FR, Inc........................................       7,000           5,145
 *Orbital Sciences Corp................................      59,900         234,209
 *Oregon Steel Mills, Inc..............................      30,200         109,626
 Oregon Trail Financial Corp...........................       4,600          84,433
 *O'Reilly Automotive, Inc.............................      56,800       1,899,676
 *Organogenesis, Inc...................................      54,500         304,110
 *Oriole Homes Corp. Class A Convertible...............         800           1,440
 *Oriole Homes Corp. Class B...........................       2,000           3,800
 *Orleans Homebuilders, Inc............................       2,000           7,000
 *Orphan Medical, Inc..................................      13,500         126,968
 *Orthodontic Centers of America, Inc..................      30,851         871,232
 *Orthologic Corp......................................      44,600         218,317
 Oshkosh B'Gosh, Inc. Class A..........................      20,300         865,288
 Oshkosh Truck Corp. Class B...........................      24,100       1,026,540
 *OSI Pharmaceutical, Inc..............................       7,800         377,949
 *OSI Systems, Inc.....................................      13,200         244,926
 *Osmonics, Inc........................................      15,700         204,100
 *Osteotech, Inc.......................................      23,900         131,570
 *Ostex International, Inc.............................      15,000          27,750
 *OTG Software, Inc....................................      20,800         158,704
 Otter Tail Power Co...................................      37,000       1,048,210
 *Outlook Group Corp...................................       2,400          11,280
 *Outsource International, Inc.........................       6,700             117
 *Overland Data, Inc...................................      14,300         118,619
 Overseas Shipholding Group, Inc.......................      40,200         872,340
 *Overture Services, Inc...............................      46,700       1,194,353
 Owens & Minor, Inc....................................      48,600         913,680
 *#Owens Corning.......................................      53,800          89,846
 *Owens-Illinois, Inc..................................      82,900         681,438
 *Owosso Corp..........................................       6,800           3,162
 Oxford Industries, Inc................................       9,900         233,640
 *#Oxigene, Inc........................................      17,900          52,268
 *Oxis International, Inc..............................       7,900           1,225
 *OYO Geospace Corp....................................       4,700          53,228
 *P&F Industries, Inc. Class A.........................       1,300           8,353
 *#P.F. Chang's China Bistro, Inc......................      16,600         731,230
 *Pacific Aerospace and Electronics, Inc...............      25,700           2,506
 Pacific Capital Bancorp...............................      24,000         678,600
 Pacific Crest Capital, Inc............................       1,060          21,863
 *#Pacific Gateway Exchange, Inc.......................      28,000             126
 Pacific Northwest Bancorp.............................      23,800         516,936
 *Pacific Sunwear of California, Inc...................      36,000         648,180
 *#Pacificare Health Systems, Inc......................      29,200         512,606
 *Packaged Ice, Inc....................................      26,900          30,397
 *Packeteer, Inc.......................................      40,900         253,376
 *Pac-West Telecomm, Inc...............................      34,600          27,507
 *Pagasus Systems, Inc.................................      33,900         444,768
 *#Palatin Technologies, Inc...........................          62             248
 *#Paligent, Inc.......................................         347              19
 *Palm Harbor Homes, Inc...............................      31,269         752,958

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *PAM Transportation Services, Inc.....................       6,700    $     66,263
 Pamrapo Bancorp, Inc..................................       3,400          85,850
 *Panavision, Inc......................................       3,600          16,560
 *Panera Bread Co......................................      16,900         873,815
 *Pantry, Inc..........................................       9,900          57,717
 *Papa John's International, Inc.......................      26,600         686,812
 *Par Technology Corp..................................      11,200          33,880
 *Paradyne Networks Corp...............................      36,300         129,047
 *Paragon Technologies, Inc............................       4,700          38,117
 *Parallel Petroleum Corp..............................      23,500          81,780
 *Paravant, Inc........................................      22,700          54,367
 *Parexel International Corp...........................      29,400         412,335
 *Paris Corp...........................................         200             603
 Park Bancorp, Inc.....................................       1,700          29,920
 Park Electrochemical Corp.............................      22,050         556,763
 *Parker Drilling Co...................................     110,600         339,542
 *#Parkervision, Inc...................................      16,000         319,600
 *Park-Ohio Holdings Corp..............................      16,400          36,162
 Parkvale Financial Corp...............................       7,500         162,488
 *Parlex Corp..........................................       7,300          78,585
 *Parlux Fragrances, Inc...............................      15,400          26,180
 *Patient Infosystems, Inc.............................       8,800             748
 Patina Oil & Gas Corp.................................      27,034         739,110
 Patrick Industries, Inc...............................       7,900          49,415
 Patriot Bank Corp.....................................       8,700          91,742
 *Patriot Transportation Holding, Inc..................       2,500          45,863
 *Patterson-UTI Energy, Inc............................      76,480       1,550,632
 *Paula Financial, Inc.................................       6,600          11,748
 *#Paul-Son Gaming Corp................................       4,100           5,535
 *Paxar Corp...........................................      65,000         774,150
 *Paxson Communications Corp...........................      77,800         726,652
 *Payless Cashways, Inc................................         160               0
 *PC Connection, Inc...................................      35,250         552,896
 *PC Mall, Inc.........................................      13,500          46,508
 *PCD, Inc.............................................      12,000          24,000
 *P-Com, Inc...........................................      11,800           2,655
 *PC-Tel, Inc..........................................      20,500         178,760
 *PDI, Inc.............................................      18,000         332,730
 *PDS Financial Corp...................................       1,100           3,498
 *#PEC Solutions, Inc..................................      28,500       1,023,578
 *Pediatric Services of America, Inc...................       4,800          37,656
 *Pediatrix Medical Group, Inc.........................      22,600         794,390
 *Peerless Manufacturing Co............................       3,200          58,832
 *Peerless Systems Corp................................      17,900          24,344
 *Pegasus Communications Corp. Class A.................      32,800         351,124
 *Pegasystems, Inc.....................................      42,700         166,957
 *Pemco Aviation Group, Inc............................         950          12,906
 Penford Corp..........................................      10,400         127,868
 Penn Engineering & Manufacturing Corp. Class A........       1,200          20,040
 Penn Engineering & Manufacturing Corp. Non-Voting.....      15,000         242,400
 *Penn National Gaming, Inc............................      24,000         614,280
 *#Penn Traffic Co.....................................          93             430
 *Penn Treaty American Corp............................       8,500          34,425
 Penn Virginia Corp....................................      10,500         330,225
 Penn-America Group, Inc...............................      10,000          98,200
 Pennfed Financial Services, Inc.......................      11,100         228,882
 *Pentacon, Inc........................................      16,900           5,324
 Penton Media, Inc.....................................      38,200         240,278
 *Penwest Pharmaceuticals Co...........................      17,000         289,595
                                                            SHARES           VALUE+
                                                            ------           ------

 Peoples Bancorp, Inc..................................         300    $      4,860
 *Peoples Bancshares, Inc. Massachusetts...............       4,300          91,139
 Pep Boys - Manny, Moe & Jack..........................      89,900       1,492,340
 *Perceptron, Inc......................................      12,550          17,758
 *#Performance Food Group Co...........................      36,800       1,253,224
 *Performance Technologies, Inc........................      21,200         252,704
 *Pericom Semiconductor Corp...........................      29,800         454,301
 *Perini Corp..........................................      23,700         160,686
 *Perrigo Co...........................................     102,500       1,278,688
 *Perry Ellis International, Inc.......................       8,700          69,035
 *Per-Se Technologies, Inc.............................      47,800         414,904
 *Personnel Group of America, Inc......................      31,800          23,850
 *Pervasive Software, Inc..............................      20,800          49,296
 *Petrocorp, Inc.......................................       6,900          62,652
 *Petroleum Development Corp...........................      25,800         151,575
 *PetSmart, Inc........................................     149,900       1,313,874
 PFF Bancorp, Inc......................................      18,100         487,343
 *#Pfsweb, Inc.........................................      16,142          14,770
 *Pharmaceutical Products Development Service Co.......      64,540       1,556,705
 *Pharmaceutical Resources, Inc........................      36,600       1,262,700
 *Pharmacopeia, Inc....................................      36,700         541,325
 *Pharmacyclics, Inc...................................      19,300         492,536
 *#Pharmanetics, Inc...................................      12,100          91,355
 *PharmaPrint, Inc.....................................      13,900             118
 *Pharmchem Laboratories, Inc..........................       7,500           9,413
 *Phar-Mor, Inc........................................      14,200             710
 *Pharmos Corp.........................................       6,200          14,105
 *Philadelphia Consolidated Holding Corp...............      19,600         679,042
 Philadelphia Suburban Corp............................      13,800         413,586
 Phillips-Van Heusen Corp..............................      43,700         480,700
 *Phoenix Gold International, Inc......................       1,000           1,125
 *Phoenix Technologies, Ltd............................      41,500         447,578
 *Phonetel Technologies, Inc...........................         112               2
 *Photo Control Corp...................................       1,000           2,270
 *Photoelectron Corp...................................       8,600          29,240
 *#PhotoMedex, Inc.....................................      14,400          13,032
 *Photon Dynamics, Inc.................................      20,200         790,325
 *PhotoWorks, Inc......................................      26,300           3,288
 *Photronics, Inc......................................      39,700       1,056,020
 *#Physiometrix, Inc...................................       8,600           5,074
 *Piccadilly Cafeterias, Inc...........................      14,700          29,400
 *Pico Holdings, Inc...................................      21,600         291,276
 Piedmont Natural Gas Co...............................      35,600       1,196,160
 Pier 1 Imports, Inc...................................      62,100         897,966
 *Pierre Foods, Inc....................................       7,600          10,070
 Pilgrim's Pride Corp..................................      12,900         126,678
 Pilgrims Pride Corp. Class B..........................      38,600         546,190
 *#Pillowtex Corp......................................      18,017           1,531
 *Pilot Network Services, Inc..........................      21,300             373
 *Pinnacle Entertainment, Inc..........................      39,400         274,618
 *Pinnacle Systems, Inc................................      56,100         310,794
 Pioneer Standard Electronics, Inc.....................      49,300         555,611
 Pitt-Des Moines, Inc..................................       9,600         307,200
 Pittston Brink's Group................................      32,618         672,257
 *Pizza Inn, Inc.......................................      11,600          20,648
 *Plains Resources, Inc................................      29,200         708,100
 *Planar Systems, Inc..................................      17,200         330,584
 *PlanetCAD, Inc.......................................      15,350           2,456
 *Plantronics, Inc.....................................      32,900         804,076

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *PlanVista Corp.......................................      17,500    $     88,375
 *Plato Learning, Inc..................................      17,866         250,392
 *#Play By Play Toys and Novelties, Inc................       5,900              83
 *Playboy Enterprises, Inc. Class A....................       6,600          82,104
 *Playboy Enterprises, Inc. Class B....................      32,300         473,195
 *Playtex Products, Inc................................      75,300         750,741
 *Plexus Corp..........................................      29,200         879,066
 *#Pliant Systems, Inc.................................      10,600             286
 *PLX Technology, Inc..................................      25,600         353,152
 *Plymouth Rubber, Inc. Class B........................         200             200
 *PMCC Financial Corp..................................       2,600             390
 PMR Corp..............................................       7,500          15,825
 Pocahontas Bancorp, Inc...............................       7,700          65,104
 #Pogo Producing Co....................................      18,300         432,795
 *Point West Capital Corp..............................       3,400             179
 *Point.360............................................      12,200           7,381
 Polaris Industries, Inc...............................      15,000         794,250
 *Polycom, Inc.........................................       6,109         211,219
 *#Polymedica Industries, Inc..........................      15,900         365,780
 Polymer Group, Inc....................................      46,900          40,803
 Polyone Corp..........................................     114,000       1,145,700
 *Pomeroy Computer Resource, Inc.......................      19,500         294,450
 Pope & Talbot, Inc....................................      20,400         270,912
 *Porta Systems Corp...................................      12,300           1,476
 *Portal Software, Inc.................................      67,300         128,543
 *Possis Medical, Inc..................................      26,500         457,920
 Potlatch Corp.........................................      19,400         540,484
 *Powell Industries, Inc...............................      10,900         224,050
 *Power Intergrations, Inc.............................      37,600         858,220
 *PowerCerv Corp.......................................       1,755           1,360
 *Power-One, Inc.......................................      33,700         336,495
 *Powerwave Technologies, Inc..........................      48,800         822,524
 *PPT Vision, Inc......................................       6,800           9,554
 *PracticeWorks, Inc...................................      11,725          93,800
 *Premier Financial Bancorp............................       7,100          60,883
 *#Premier Laser Systems, Inc. Class A.................       9,900              59
 *#Pre-Paid Legal Services, Inc........................      31,550         602,605
 *Preserver Group, Inc.................................         700           3,780
 Presidential Life Corp................................      41,900         828,363
 *Presstek, Inc........................................      45,600         307,116
 *Preview Systems, Inc.................................       6,200             775
 *Previo, Inc..........................................       7,075           9,693
 *PRI Automation, Inc..................................      30,200         569,572
 *Price Communications Corp............................      60,500       1,110,175
 *Price Legacy Corp....................................      29,734          93,662
 *Priceline.com, Inc...................................     116,500         490,465
 *Pricesmart, Inc......................................       4,400         131,120
 *Pride International, Inc.............................      44,600         570,880
 *Prima Energy Corp....................................      20,362         445,622
 *Prime Hospitality Corp...............................      69,300         695,772
 *Prime Medical Services, Inc..........................      21,100          90,836
 *PRIMEDIA, Inc........................................      50,938         109,007
 *Primix Solutions, Inc................................      20,500           2,563
 *Primus Knowledge Solutions, Inc......................      23,000          16,675
 *#Primus Telecommunications Group, Inc................      13,500           6,143
 *Princeton Video Image, Inc...........................      13,800          33,741
 *Printronix, Inc......................................       8,900          82,103
 *Printware, Inc.......................................       4,000           9,700
 *Priority Healthcare Corp.............................      10,476         346,232
 *Private Business, Inc................................         945           1,715
 *Proassurance Corp....................................      34,450         509,860
                                                            SHARES           VALUE+
                                                            ------           ------

 *ProBusiness Services, Inc............................      35,200    $    712,976
 *#Procom Technology, Inc..............................      18,300          46,116
 *Procurenet, Inc......................................      19,700               0
 *#Profit Recovery Group International, Inc............      53,400         408,243
 *Progenics Pharmaceuticals, Inc.......................      18,500         281,848
 *Programmers Paradise, Inc............................       6,600          22,242
 Progress Financial Corp...............................       7,560          51,862
 *Progress Software Corp...............................      57,000         977,265
 Promistar Financial Corp..............................      28,088         661,472
 *Prophet 21, Inc......................................       5,100          50,235
 *ProQuest Co..........................................      26,200         816,130
 *ProsoftTraining.com..................................      28,900          19,797
 *Protection One, Inc..................................      89,500         214,800
 *Provant, Inc.........................................      28,000          17,220
 *Provell, Inc.........................................       8,800          13,860
 Providence & Worcester Railroad Co....................       1,600          11,280
 Provident Bancorp, Inc................................       5,200         127,920
 Provident Bankshares Corp.............................      41,377         952,705
 Provident Financial Group, Inc........................      18,100         412,499
 *Provident Financial Holdings, Inc....................       5,100         129,413
 Providian Financial Corp..............................      43,400         115,878
 *#Province Healthcare Co..............................      34,650       1,015,418
 *Proxim, Inc..........................................      35,600         393,024
 *#ProxyMed, Inc.......................................       1,320          18,355
 *PSC, Inc.............................................      18,900          11,624
 *PSS World Medical, Inc...............................      99,600         924,786
 Psychemedics Corp.....................................      32,600         122,250
 *PTEK Holdings, Inc...................................      66,700         225,113
 Public Service Co. of New Mexico......................      45,300       1,177,800
 Pulaski Financial Corp................................       3,100          52,080
 Pulitzer, Inc.........................................       1,900          90,915
 Pulte Corp............................................      12,175         477,869
 *Puma Technology, Inc.................................      47,600         159,222
 *Pure Resources, Inc..................................      16,563         314,697
 *Pure World, Inc......................................      10,700          10,112
 *PW Eagle, Inc........................................       9,400          39,574
 *PYR Energy Corp......................................      12,500          26,375
 #Pyramid Breweries, Inc...............................       5,700          12,911
 *Qad, Inc.............................................      44,600         121,981
 *QEP Co., Inc.........................................       2,125           8,298
 *QRS Corp.............................................      20,500         243,335
 *QuadraMed Corp.......................................      33,706         242,009
 Quaker Chemical Corp..................................      11,400         231,420
 *Quaker City Bancorp, Inc.............................       2,187          63,314
 *Quaker Fabric Corp...................................      24,250         172,781
 *Quality Dining, Inc..................................      13,700          29,113
 *Quality Systems, Inc.................................       8,000         119,200
 Quanex Corp...........................................      20,800         560,976
 *Quanta Services, Inc.................................      13,500         209,925
 *Quentra Network Systems, Inc.........................      21,600             119
 *Questcor Pharmaceuticals, Inc........................      26,800          34,572
 *Questron Technology, Inc.............................       6,700           2,714
 *Quicklogic Corp......................................      21,000          83,055
 *Quidel Corp..........................................      39,300         281,781
 *#Quigley Corp........................................      12,000          18,060
 *Quiksilver, Inc......................................      33,800         488,410
 *Quipp, Inc...........................................       2,400          34,668
 Quixote Corp..........................................      10,400         244,244
 *#Quokka Sports, Inc..................................       1,128             102
 *Quovadx, Inc.........................................      24,225         251,456
 *R & B, Inc...........................................       9,800          48,755

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *R H Donnelley Corp...................................      46,400    $  1,296,880
 *Racing Champions Corp................................      19,100         195,871
 *Radiance Medical Systems, Inc........................      19,200          22,080
 *Radiant Systems, Inc.................................      44,100         409,028
 *Radio One, Inc.......................................       8,900         142,623
 *Radiologix, Inc......................................      21,200         171,720
 *RadiSys Corp.........................................      19,062         290,219
 *Radyne ComStream, Inc................................       9,500          45,220
 *Rag Shops, Inc.......................................       2,415           5,736
 *Railamerica, Inc.....................................      29,700         385,358
 *RailWorks Corp.......................................      16,300           2,201
 *Rainbow Rentals, Inc.................................       8,300          66,359
 *Rainbow Technologies, Inc............................      31,600         192,286
 *Ralcorp Holdings, Inc................................      42,100         860,945
 *#Rambus, Inc.........................................      82,400         702,048
 *Ramsay Youth Services, Inc...........................       3,900          14,664
 *Range Resources Corp.................................      74,400         311,736
 *Rare Hospitality International, Inc..................      23,821         466,544
 Raven Industries, Inc.................................       7,800         168,675
 *Ravisent Technologies, Inc...........................       7,800          15,171
 *Rawlings Sporting Goods, Inc.........................      12,700          34,544
 Rayonier, Inc.........................................      14,200         649,366
 *Rayovac Corp.........................................      48,600         844,668
 *Raytech Corp.........................................       2,400           4,680
 *Raytel Medical Corp..................................       3,466          17,763
 *RCM Technologies, Inc................................      16,300          67,971
 *#RCN Corp............................................      55,600         190,152
 *RDO Equipment Co. Class A............................       7,400          21,608
 *Reading Entertainment, Inc...........................       8,600          15,437
 *Read-Rite Corp.......................................     115,600         773,942
 *RealNetworks , Inc...................................      29,100         191,624
 *Recoton Corp.........................................      18,800         250,698
 *Red Hat, Inc.........................................      59,800         475,410
 *Redback Networks, Inc................................      31,500         131,985
 *#Redhook Ale Brewery, Inc............................       7,900          12,719
 Redwood Empire Bancorp................................       6,300         162,666
 *Reebok International, Ltd............................      20,900         486,134
 *Reeds Jewelers, Inc..................................         440             451
 Regal Beloit Corp.....................................      30,300         663,570
 *Regeneron Pharmaceuticals, Inc.......................      31,400         868,681
 *Regent Communications, Inc...........................      65,500         410,685
 Regis Corp............................................      65,200       1,543,610
 *Register.Com, Inc....................................      38,800         358,124
 *Rehabcare Group, Inc.................................      23,600         626,580
 *Rehabilicare, Inc....................................      11,600          39,324
 *Reliability, Inc.....................................       9,900          27,077
 Reliance Steel & Aluminum Co..........................      41,900       1,022,360
 *Reliv International, Inc.............................       7,750           9,494
 *Relm Wireless Corp...................................       7,600           8,854
 *Remec, Inc...........................................      49,350         553,460
 *RemedyTemp, Inc......................................       9,900         107,663
 *Remington Oil & Gas Corp.............................      34,400         563,816
 *Renaissance Learning, Inc............................      44,500       1,112,278
 *Renaissance Worldwide, Inc...........................      64,900         125,582
 *Renal Care Group, Inc................................       1,800          57,726
 *#Rent-A-Center, Inc..................................      33,000       1,003,365
 *Rentrak Corp.........................................      14,800          64,602
 *Rent-Way, Inc........................................      34,500         215,625
 *Repligen Corp........................................      36,000          86,580
 *#Reptron Electronics, Inc............................      10,000          31,250
 Republic Bancorp, Inc.................................      76,508       1,036,687
 Republic Bancorp, Inc. Class A........................      18,900         234,549
                                                            SHARES           VALUE+
                                                            ------           ------

 *Republic Bankshares, Inc.............................      15,700    $    210,930
 *Republic First Bancorp, Inc..........................       7,234          37,761
 *Res-Care, Inc........................................      34,750         299,198
 *#ResMed, Inc.........................................       5,300         310,050
 *Resonate, Inc........................................      34,300          87,637
 *ResortQuest International, Inc.......................      22,100         111,826
 Resource America, Inc.................................      32,700         284,654
 Resource Bancshares Mortgage Group, Inc...............      28,408         289,193
 *Respironics, Inc.....................................      44,100       1,395,104
 *Restoration Hardware, Inc............................      24,500         159,863
 *Retek, Inc...........................................       6,600         188,364
 *#Revlon, Inc.........................................      27,700         193,900
 *Rex Stores Corp......................................      15,600         327,600
 *Rexhall Industries, Inc..............................       1,771          10,493
 *RF Monolithics, Inc..................................      11,300          25,538
 RGS Energy Group, Inc.................................       3,800         145,616
 *#Rhythms NetConnections, Inc.........................       8,900              67
 *#Ribozyme Pharmaceuticals, Inc.......................      25,200         106,218
 *Rica Foods, Inc......................................       1,300           4,030
 Richardson Electronics, Ltd...........................      15,200         182,020
 *Rigel Pharmaceuticals, Inc...........................      36,300         200,376
 Riggs National Corp...................................      50,400         734,580
 *Right Management Consultants, Inc....................      14,175         268,758
 *Right Start, Inc.....................................       6,900          36,398
 *Rightchoice Managed Care, Inc........................       2,400         167,160
 *Rimage Corp..........................................      10,200          79,560
 *Rita Medical Systems, Inc............................      14,400          69,768
 *Riverside Group, Inc.................................       1,000             110
 Riverview Bancorp, Inc................................       6,400          77,760
 Rivianna Foods, Inc...................................      18,100         322,723
 *Riviera Holdings Corp................................       5,000          18,250
 RLI Corp..............................................      14,100         549,759
 *RMH Teleservices, Inc................................      13,400         233,294
 *Roadhouse Grill, Inc.................................      11,600           4,582
 Roadway Express, Inc..................................      24,700         737,542
 Roanoke Electric Steel Corp...........................      15,300         214,506
 Robbins & Myers, Inc..................................      15,300         363,375
 *Robocom Systems, Inc.................................         800              34
 *Robotic Vision Systems, Inc..........................      52,800          55,704
 *Rochester Medical Corp...............................       7,400          43,993
 *Rock of Ages Co......................................       5,000          25,200
 Rock-Tenn Co. Class A.................................      27,300         384,930
 *Rocky Mountain Chocolate Factory, Inc................       1,900          27,265
 *Rocky Shoes & Boots, Inc.............................       4,900          29,792
 *Rofin-Sinar Technologies, Inc........................      18,500         157,898
 *Rogers Corp..........................................      23,900         764,322
 *Rogue Wave Software, Inc.............................      17,100          55,490
 *Rohn Industries, Inc.................................      84,400         153,186
 Rollins, Inc..........................................      42,000         810,600
 Roper Industries, Inc.................................       2,600         109,200
 *Rottlund, Inc........................................       2,300          13,570
 Rouge Industries, Inc. Class A........................      19,500          19,305
 Rowe Furniture Corp...................................      16,900          21,970
 *Roxio, Inc...........................................       1,629          23,539
 *Royal Appliance Manufacturing Co.....................      21,700         108,500
 Royal Bancshares of Pennsylvania Class A..............       3,980          71,282
 *Royal Energy, Inc....................................       2,645          15,010
 Royal Gold, Inc.......................................      23,200         125,164
 *Royal Precision, Inc.................................         550             853

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 RPC, Inc..............................................      37,700    $    578,695
 RPM, Inc..............................................      54,000         746,280
 *RSA Security, Inc....................................      37,900         597,873
 *RTI International Metals, Inc........................      25,100         224,645
 *RTW, Inc.............................................      15,100          39,789
 *Rubio's Restaurants, Inc.............................       5,500          17,160
 Ruby Tuesday, Inc.....................................      73,400       1,431,300
 Ruddick Corp..........................................      62,500         971,875
 *Rudolph Technologies, Inc............................       6,000         223,530
 *Rural Cellular Corp. Class A.........................      12,500         302,938
 *Rural/Metro Corp.....................................      14,000           5,460
 *Rush Enterprises, Inc................................       7,200          49,788
 Russ Berrie & Co., Inc................................      27,800         821,490
 Russell Corp..........................................      37,700         491,985
 *RWD Technologies, Inc................................      17,400          42,108
 *Ryans Family Steak Houses, Inc.......................      52,200       1,041,390
 Ryder System, Inc.....................................      37,700         772,850
 Ryerson Tull, Inc.....................................      37,100         415,520
 Ryland Group, Inc.....................................      15,700         942,785
 *S&K Famous Brands, Inc...............................       6,500          57,525
 S&T Bancorp, Inc......................................      36,100         863,512
 *S1 Corp..............................................      65,101         964,797
 *Saba Software, Inc...................................      48,100         275,613
 *Safeguard Scientifics, Inc...........................      68,800         288,272
 *SafeNet, Inc.........................................      10,500         142,958
 *Safety Components International, Inc.................         118             856
 *Saga Communications, Inc. Class A....................      20,100         381,699
 *SAGA Systems, Inc. Escrow Shares.....................      48,819               0
 *Sage, Inc............................................      10,618         338,927
 *Saks, Inc............................................      41,800         342,760
 *#Salton/Maxim Housewares, Inc........................      18,900         318,654
 *Samsonite Corp.......................................      22,318          35,374
 *San Filippo (John B.) & Son, Inc.....................       5,000          33,375
 *Sanchez Computer Associates, Inc.....................      37,200         308,574
 *Sanders Morris Harris Group, Inc.....................       1,400           5,635
 Sanderson Farms, Inc..................................      19,200         306,240
 *Sandisk Corp.........................................      36,200         511,868
 *Sands Regent Casino Hotel............................       2,000           5,030
 Sandy Spring Bancorp, Inc.............................       1,000          41,220
 *Sangstat Medical Corp................................      29,100         576,617
 *Sapient Corp.........................................      34,500         213,900
 *Satcon Technology Corp...............................      21,900         120,450
 *Saucony, Inc. Class A................................       3,500          18,165
 *Saucony, Inc. Class B................................       4,600          23,713
 Sauer, Inc............................................      49,900         374,250
 *SBA Communications Corp..............................       9,500         112,575
 *SBE, Inc.............................................       4,200           3,339
 *SBS Technologies, Inc................................      19,100         238,655
 *#ScanSoft, Inc.......................................      55,418         231,093
 *ScanSource, Inc......................................       9,000         384,390
 Schawk, Inc. Class A..................................      25,200         260,820
 *Scheid Vineyards, Inc................................       2,900           9,570
 *Schein (Henry), Inc..................................      43,200       1,734,480
 *#Schick Technologies, Inc............................       9,000           8,055
 *Schieb (Earl), Inc...................................       2,200           3,762
 *Schlotzskys, Inc.....................................       9,600          55,536
 *Schmitt Industries, Inc..............................      10,300           4,635
 Schnitzer Steel Industries, Inc. Class A..............       7,200          93,096
 *Scholastic Corp......................................       8,400         365,232
 *Schuff Steel Co......................................       7,000          17,640
 *Schuler Homes, Inc...................................      24,900         452,184
                                                            SHARES           VALUE+
                                                            ------           ------

 Schulman (A.), Inc....................................      49,200    $    640,830
 Schweitzer-Maudoit International, Inc.................      20,100         434,160
 *Sciclone Pharmaceuticals, Inc........................      50,600         140,415
 *Scient, Inc..........................................      25,000          10,625
 *Scientific Games Corp................................      59,058         421,674
 *#Scientific Learning Corp............................       4,400           5,280
 Scientific Technologies, Inc..........................       6,700          31,892
 *Scios-Nova, Inc......................................      58,487       1,604,006
 *SCM Microsystems, Inc................................      17,400         275,268
 *Scotts Co. Class A...................................      19,100         836,771
 *SCP Pool Corp........................................      38,800       1,002,204
 SCPIE Holdings, Inc...................................      14,700         294,735
 Seaboard Corp.........................................       1,400         382,200
 *Seachange International, Inc.........................      36,100       1,068,741
 Seacoast Banking Corp. Class A........................       1,500          66,413
 Seacoast Financial Services Corp......................       5,746          92,223
 *Seacor Smit, Inc.....................................      26,100       1,017,639
 *Secom General Corp...................................         140             230
 Second Bancorp, Inc...................................      13,000         282,425
 *Secure Computing Corp................................      37,300         811,275
 *Security Associates International, Inc...............       5,700          10,859
 *SED International Holdings, Inc......................       9,450           7,655
 *Sedona Worldwide, Inc................................       2,502             275
 *SEEC, Inc............................................       9,800          14,553
 *Segue Software, Inc..................................      23,400          48,555
 *Seitel, Inc..........................................      38,400         450,816
 Selas Corp. of America................................       4,750          10,165
 *#Select Comfort Corp.................................      13,400          26,599
 *Selectica, Inc.......................................      33,300         130,869
 Selective Insurance Group, Inc........................      37,500         880,313
 SEMCO Energy, Inc.....................................      28,500         344,850
 *Semitool, Inc........................................      42,400         483,572
 *SEMX Corp............................................       9,800          24,941
 *Seneca Foods Corp. Class A...........................         200           2,630
 *Seneca Foods Corp. Class B...........................       1,300          17,050
 Sensient Technologies Corp............................      33,700         602,893
 *Sequa Corp. Class A..................................       7,800         363,480
 *Sequa Corp. Class B..................................       2,600         141,310
 *Sequenom, Inc........................................      19,600         172,872
 *SeraCare Life Sciences, Inc..........................       4,080          17,646
 *SERENA Software, Inc.................................      41,500         975,250
 *Serologicals Corp....................................      27,250         559,988
 *Service Corp. International..........................      69,200         406,204
 *ServiceWare Technologies, Inc........................       6,100           1,464
 *Servotronics, Inc....................................       1,100           5,665
 Sevenson Environmental Services, Inc..................       2,288          34,606
 *Shared Technologies Cellular, Inc....................      10,100             404
 *Sharper Image Corp...................................      19,300         165,305
 *Shaw Group, Inc......................................      39,500       1,062,155
 *Sheffield Medical Technologies, Inc..................      39,050         135,894
 *#Sheldahl, Inc.......................................      17,000           9,775
 *Shells Seafood Restaurants, Inc......................       4,400             902
 *Shiloh Industries, Inc...............................      10,100          19,897
 *Shoe Carnival, Inc...................................      18,100         222,811
 *Shoe Pavilion, Inc...................................       6,200           6,417
 *Sholodge, Inc........................................       5,800          25,375
 *#Shop At Home, Inc...................................      44,100         133,844
 *Shopko Stores, Inc...................................      55,400         516,328
 *Shuffle Master, Inc..................................      22,725         407,346
 *Siebert Financial Corp...............................      30,000         125,700
 *Sierra Health Services, Inc..........................      35,136         314,467

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Sierra Pacific Resources..............................      44,000    $    651,200
 *Sifco Industries, Inc................................       5,400          27,000
 *Sigma Designs, Inc...................................      26,100          48,285
 *Sigmatron International, Inc.........................       2,200           2,420
 *Signal Technology Corp...............................      12,700          54,674
 *SignalSoft Corp......................................      23,700          71,693
 *Signature Eyewear, Inc...............................       3,600             612
 *Silgan Holdings, Inc.................................      15,000         328,200
 *#Silicon Graphics, Inc...............................     242,500         518,950
 *#Silicon Laboratories, Inc...........................      22,400         577,696
 *Silicon Storage Technology, Inc......................      57,100         704,043
 *Silicon Valley Bancshares............................      15,700         396,347
 *Silver Stream Software, Inc..........................      25,300         155,595
 *Silverleaf Resorts, Inc..............................      14,900             969
 Simmons First National Corp. Class A..................       4,550         146,101
 *Simon Transportation Services, Inc...................       6,100           7,381
 *Simon Worldwide, Inc.................................      22,700           2,838
 *SimpleTech, Inc......................................      20,200          55,247
 *Simpson Manufacturing Co., Inc.......................      13,100         679,890
 *Simula, Inc..........................................      17,300          92,209
 *Sinclair Broadcast Group, Inc. Class A...............      32,700         259,148
 *#Sipex Corp..........................................      32,100         324,050
 *Sitel Corp...........................................     115,100         231,351
 SJW Corp..............................................       3,600         316,800
 *Skechers U.S.A., Inc. Class A........................      16,700         221,275
 *SkillSoft Corp.......................................      17,900         429,242
 Skyline Corp..........................................      11,300         343,520
 Skywest, Inc..........................................      47,900       1,116,549
 *SL Industries, Inc...................................       9,200          73,600
 SLI, Inc..............................................      59,600         193,700
 *Smart & Final Food, Inc..............................      32,900         335,251
 *SmartDisk Corp.......................................       9,100          12,922
 Smith (A.O.) Corp.....................................      22,900         409,452
 Smith (A.O.) Corp. Convertible Class A................       3,750          67,313
 *#Smith Micro Software, Inc...........................      23,800          23,919
 *Smithway Motor Express Corp. Class A.................       4,700           7,873
 *Socrates Technolgies Corp............................      18,400              95
 *Softnet Systems, Inc.................................      45,000          77,850
 *Software Spectrum, Inc...............................       3,900          57,525
 *Sola International, Inc..............................      31,100         560,422
 *Somera Communications, Inc...........................       4,100          26,507
 *Sonic Automotive, Inc................................      42,500         843,625
 *Sonic Corp...........................................      43,350       1,411,476
 *#Sonic Foundry, Inc..................................      40,300         111,631
 *Sonic Solutions......................................      15,800          22,515
 *SONICblue, Inc.......................................      85,666         190,179
 *Sonosight, Inc.......................................       3,633          89,989
 *Sonus Pharmaceuticals, Inc...........................      11,800          83,780
 *#Sorrento Networks Corp..............................      18,500          79,365
 *SOS Staffing Services, Inc...........................      15,300          16,142
 *Sotheby's Holdings, Inc. Class A.....................      33,100         431,955
 *#Source Information Management, Inc..................      20,900          78,271
 *Source Media, Inc....................................      27,400           1,918
 South Financial Group, Inc............................      51,427         832,860
 South Jersey Industries, Inc..........................      16,000         539,200
 Southern Banc Company, Inc............................         200           2,100
 *Southern Energy Homes, Inc...........................      11,925          22,181
 *Southern Union Co....................................      44,271         774,743
 *Southwall Technologies, Inc..........................      11,000          64,185
                                                            SHARES           VALUE+
                                                            ------           ------

 Southwest Bancorp, Inc................................       6,000    $    106,770
 *Southwest Bancorporation of Texas, Inc...............      38,400       1,046,976
 Southwest Gas Corp....................................      37,900         780,740
 #Southwest Securities Group, Inc......................      27,918         565,340
 Southwest Water Co....................................      12,731         180,398
 *Southwestern Energy Co...............................      29,900         333,385
 *#Spacehab, Inc.......................................      15,800          16,511
 *Spacelabs Medical, Inc...............................      15,300         158,738
 Span-American Medical System, Inc.....................       2,400          13,380
 *Spanish Broadcasting System, Inc.....................      42,200         366,296
 *SPAR Group, Inc......................................       1,500           3,180
 Spartan Motors, Inc...................................      15,200          88,920
 *Spartan Stores, Inc..................................       8,700         112,926
 Spartech Corp.........................................      32,100         622,740
 *Sparton Corp.........................................       7,200          51,480
 *Special Metals Corp..................................      16,100          35,018
 *Specialty Laboratories, Inc..........................      11,400         239,970
 *SpectraLink Corp.....................................      32,700         548,379
 *Spectranetics Corp...................................      34,202         127,573
 *Spectra-Physics Laser, Inc...........................      24,800         436,852
 *#Spectrasite Holdings, Inc...........................      45,300         137,486
 *#Spectrian Corp......................................      15,000         135,975
 *Spectrum Control, Inc................................      17,400         103,965
 *SpectRx, Inc.........................................       8,900          60,075
 *SpeechWorks International, Inc.......................      24,800         205,840
 *SpeedFam-IPEC, Inc...................................      46,652         150,686
 *Speedway Motorsports, Inc............................      28,600         664,664
 *Speizman Industries, Inc.............................       2,900           1,885
 *Spherion Corp........................................      66,900         598,755
 *#Spherix, Inc........................................      17,000         159,375
 *Sphinx International, Inc............................      10,550           9,706
 Spiegel, Inc. Class A Non-Voting......................       9,800          44,443
 *Spinnaker Exploration Co.............................      24,700       1,024,309
 *Spinnaker Industries, Inc............................       4,000           7,600
 *Spire Corp...........................................       9,200          34,500
 *Sport Chalet, Inc....................................       2,700          23,423
 *Sport Supply Group, Inc..............................      11,200          11,312
 *Sport-Haley, Inc.....................................       4,900          14,039
 *Sports Authority, Inc................................      41,400         231,840
 *Sports Club Co., Inc.................................      20,100          55,376
 *SportsLine USA, Inc..................................      33,400          97,027
 *Sportsman's Guide, Inc...............................       5,100          15,377
 *SPS Technologies, Inc................................      16,500         541,200
 *SPSS, Inc............................................      21,029         370,531
 *SRF/Surgical Express, Inc............................       6,100          91,744
 *SRS Labs, Inc........................................      16,800          40,488
 *SS&C Technologies, Inc...............................      17,300         133,556
 *SSE Telecom, Inc.....................................       7,700             154
 *#SSP Solutions, Inc..................................       2,200           8,866
 St. Francis Capital Corp..............................      13,200         298,650
 St. Mary Land & Exploration Co........................      43,600         831,888
 *Staar Surgical Co....................................      24,800         100,936
 Staff Leasing, Inc....................................      34,700          60,205
 *Stage II Apparel Corp................................       1,700             595
 *#Standard Automotive Corp............................       5,400             702
 Standard Commercial Corp..............................      18,129         355,328
 *Standard Management Corp.............................      12,500          75,938
 *Standard Microsystems Corp...........................      25,300         349,773
 Standard Motor Products, Inc. Class A.................      12,400         169,260
 Standard Pacific Corp.................................      44,900         951,880

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Standard Register Co..................................      29,100    $    512,160
 Standex International Corp............................      17,300         370,220
 *Stanley Furniture, Inc...............................      11,000         279,290
 *Star Buffet, Inc.....................................       2,800           7,392
 *Star Multi Care Service, Inc.........................         454             270
 *Star Scientific, Inc.................................      20,000          54,300
 *#STAR Telecommunications, Inc........................      65,600             361
 *Starcraft Corp.......................................       2,500           8,250
 *StarMedia Network, Inc...............................      29,800          11,324
 *#Starmet Corp........................................      13,000           2,308
 Starrett (L.S.) Co. Class A...........................       6,700         129,980
 *Startec Global Communications Corp...................      17,700           2,168
 *StarTek, Inc.........................................      22,400         400,960
 State Auto Financial Corp.............................      51,300         825,930
 State Financial Services Corp. Class A................      11,100         131,147
 Staten Island Bancorp, Inc............................      48,400         716,320
 *Station Casinos, Inc.................................      58,250         639,585
 *Steak n Shake Co.....................................      45,218         481,572
 *Steel Dynamics, Inc..................................      63,200         651,592
 Steel Technologies, Inc...............................      14,500         118,248
 *SteelCloud Co........................................      11,700          11,174
 *Stein Mart, Inc......................................      57,800         465,290
 *Steinway Musical Instruments, Inc....................      11,600         196,040
 *#Stellent, Inc.......................................      27,600         651,498
 *#Stemcells, Inc......................................      27,300          76,167
 Stepan Co.............................................       8,400         198,240
 Stephan Co............................................       3,500          10,850
 *Stericycle, Inc......................................      22,200       1,230,990
 *STERIS Corp..........................................      74,600       1,449,478
 Sterling Bancorp......................................      13,068         383,023
 Sterling Bancshares...................................      62,850         720,890
 *Sterling Financial Corp..............................      14,520         216,711
 Stewart & Stevenson Services, Inc.....................      37,000         658,415
 *Stewart Enterprises, Inc.............................     145,000         902,625
 *Stewart Information Services Corp....................      18,400         373,336
 Stifel Financial Corp.................................      11,400         118,560
 *Stillwater Mining Co.................................      19,500         307,125
 *STM Wireless, Inc. Class A...........................      11,400          15,789
 *Stockwalk.com Group, Inc.............................       4,835             798
 *Stone & Webster, Inc.................................      14,200          16,472
 *Stone Energy Corp....................................      20,963         747,331
 *Stoneridge, Inc......................................      28,900         189,006
 *#Storage Computer Corp...............................      19,300         153,628
 *#Storage Engine, Inc.................................         283             658
 *Stratasys, Inc.......................................       6,100          40,870
 *Strategic Diagnostics, Inc...........................      26,500         211,338
 *Strategic Distribution, Inc..........................       4,029          31,466
 *Stratesec, Inc.......................................      11,200           7,280
 *Stratos Lightwave, Inc...............................      46,094         264,349
 *Strattec Security Corp...............................       6,500         222,983
 *Stratus Properties, Inc..............................       8,550          73,445
 Strayer Ed, Inc.......................................      25,600       1,206,400
 Stride Rite Corp......................................      65,200         433,580
 *Strouds, Inc.........................................       7,200              40
 *Student Advantage, Inc...............................      29,200          34,602
 Sturm Ruger & Co., Inc................................      41,000         485,850
 *#Styleclick, Inc. Class A............................      12,700           3,937
 *Suburban Lodges of America, Inc......................      18,500         127,280
 *Successories, Inc....................................       8,400           6,174
 Suffolk Bancorp.......................................       4,300         202,122
 *Summa Industries, Inc................................       6,000          52,770
                                                            SHARES           VALUE+
                                                            ------           ------

 Summit Bancshares, Inc................................       2,000    $     36,480
 Summit Bank Corp......................................         840          12,054
 *Sun Bancorp, Inc.....................................      17,073         171,157
 Sun Hydraulics, Inc...................................       4,900          37,191
 *Sunair Electronics, Inc..............................       3,000           5,850
 *#Sunbeam Corp........................................     145,994          11,315
 *Sundance Homes, Inc..................................       3,000             158
 *Sunland Entertainment Co., Inc.......................       5,400             500
 *SunLink Health Systems, Inc..........................       1,048           2,573
 *#Sunrise Assisted Living, Inc........................      30,365         835,038
 *#Sunrise Technologies International, Inc.............       6,300           1,355
 *#Superconductor Technologies, Inc....................      21,300         104,370
 *Supergen, Inc........................................      48,100         626,262
 *Superior Consultant Holdings Corp....................      13,600          95,132
 *Superior Energy Services, Inc........................      76,100         500,738
 Superior Industries International, Inc................      27,700       1,081,685
 Superior Surgical Manufacturing Co., Inc..............      10,000          93,000
 *Superior Telecom, Inc................................      34,300          38,759
 *Supertex, Inc........................................      26,500         451,163
 *Suprema Specialties, Inc.............................       5,700          79,886
 *Supreme Industries, Inc..............................      13,471          50,247
 *SurModics, Inc.......................................      16,500         537,405
 Susquehanna Bancshares, Inc...........................      56,600       1,138,792
 *SVI Solutions, Inc...................................      50,300          39,234
 *Swift Energy Corp....................................      34,700         634,663
 *Swift Transportation, Inc............................      46,220         934,337
 *Swisher International, Inc...........................         700             490
 *Swiss Army Brands, Inc...............................      10,600          69,430
 *Switchboard, Inc.....................................       3,800          11,267
 *Sybase, Inc..........................................      18,808         270,835
 *Sykes Enterprises, Inc...............................      44,200         462,111
 *Sylvan Learning Systems, Inc.........................      41,500         823,153
 *Sylvan, Inc..........................................       7,300          84,534
 *Symmetricom, Inc.....................................      37,250         261,868
 *Symphonix Devices, Inc...............................      18,500           5,643
 *Syms Corp............................................      19,800         107,910
 *Symyx Technologies...................................      28,300         454,215
 Synalloy Corp.........................................       9,100          34,944
 *Synaptic Pharmaceutical Corp.........................      17,400         101,268
 *Synbiotics Corp......................................      12,100           3,086
 *Syncor International Corp............................      30,700         799,275
 *Syntel, Inc..........................................      49,000         570,850
 *Syntellect, Inc......................................      19,000          33,060
 *Synthetech, Inc......................................      21,800          33,681
 *Syntroleum Corp......................................      46,900         264,751
 *Sypris Solutions, Inc................................       2,250          27,889
 *System Software Associates, Inc......................      10,700              37
 *Systemax, Inc........................................      43,700         113,183
 *Systems & Computer Technology Corp...................      56,500         656,813
 *#T/R Systems, Inc....................................       2,200           4,829
 *Tab Products Co......................................       7,200          31,320
 *Tag-It Pacific, Inc..................................      11,400          45,486
 *Taitron Components, Inc..............................       6,800          12,104
 *#Take Two Interactive Software.......................      43,700         608,960
 *#TALK America Holdings, Inc..........................       3,300           1,172
 TALX Corp.............................................      14,338         305,758
 *Tandy Brand Accessories, Inc.........................       7,500          55,275
 *Tandy Crafts, Inc....................................      14,400             720
 *Tanning Technology Corp..............................      16,500          35,475

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Tanox, Inc..........................................      23,800    $    408,646
 *Tarantella, Inc......................................      42,200          26,375
 *Targeted Genetics Corp...............................      55,500         147,353
 *Tarrant Apparel Group................................      19,600          95,060
 Tasty Baking Co.......................................      12,600         227,304
 TB Woods Corp.........................................       5,400          36,423
 *TBA Entertainment Corp...............................      12,800          38,400
 *TBC Corp.............................................      25,650         306,389
 *TCSI Corp............................................      25,200          13,860
 *Team Communications Group, Inc.......................       5,800           1,276
 *TEAM Mucho, Inc......................................       2,800           8,498
 *Team, Inc............................................       7,600          45,600
 *TeamStaff, Inc.......................................       3,000          17,910
 Tech/Ops Sevcon, Inc..................................       4,000          36,200
 *Techdyne, Inc........................................       7,100           7,171
 Teche Holding Co......................................         700          13,440
 *Techne Corp..........................................      31,000         986,265
 *Technical Communications Corp........................         400             380
 *Technisource, Inc....................................      12,300          22,079
 Technitrol, Inc.......................................      42,700       1,029,070
 Technology Research Corp..............................       7,000          14,070
 *Technology Solutions Corp............................      62,100         123,890
 Tecumseh Products Co. Class A.........................      10,100         471,771
 *Tegal Corp...........................................      20,000          26,500
 *Tejon Ranch Co.......................................      13,900         321,646
 *Tekelec..............................................       9,400         182,266
 *Telescan, Inc........................................      22,300           7,694
 *Teletech Holdings, Inc...............................      44,200         541,671
 *Teletouch Communications, Inc........................       4,200           1,260
 *Telscape International, Inc..........................      22,000              66
 *Telular Corp.........................................      16,500         154,358
 *Temtex Industries, Inc...............................       2,000             740
 *TenFold Corp.........................................       4,500           2,430
 Tennant Co............................................      10,800         363,096
 *Tenneco Automotive, Inc..............................      51,000          79,560
 *#Terayon Communication Systems, Inc..................      57,200         691,262
 *Terex Corp...........................................      41,448         764,301
 *Terra Industries, Inc................................      98,600         276,080
 *Terremark Worldwide, Inc.............................      25,900          14,504
 *Tesoro Petroleum Corp................................      49,300         621,180
 *Tessco Technologies, Inc.............................       7,200         110,736
 *Tetra Tech, Inc......................................      37,781         947,736
 *Tetra Technologies, Inc..............................      16,300         329,749
 *Texas Biotechnology Corp.............................      55,200         335,616
 Texas Industries, Inc.................................      29,600       1,028,600
 Texas Regional Banchshares, Inc. Class A..............      22,330         831,793
 TF Financial Corp.....................................       2,600          54,652
 *TFC Enterprises, Inc.................................      11,400          15,390
 *Thackeray Corp.......................................       4,100           7,995
 *#Theglobe.com, Inc...................................      31,900           1,802
 *Theragenics Corp.....................................      37,800         334,530
 *Therma-Wave, Inc.....................................      21,700         240,111
 *Thermo Fibergen, Inc.................................       6,800          85,000
 *Thermwood Corp.......................................         200             290
 *TheStreet.com, Inc...................................      24,900          28,386
 Thistle Group Holdings Co.............................       7,100          65,356
 Thomas & Betts Corp...................................      34,600         706,186
 *Thomas Group, Inc....................................       6,600          13,134
 Thomas Industries, Inc................................      17,450         464,170
 *Thomaston Mills, Inc.................................       1,900              10
                                                            SHARES           VALUE+
                                                            ------           ------

 Thor Industries, Inc..................................      16,900    $    642,200
 *Thoratec Laboratories Corp...........................      75,943       1,292,550
 *Thorn Apple Valley, Inc..............................       4,600              92
 *T-HQ, Inc............................................      27,800       1,592,523
 Three Rivers Bancorp, Inc.............................       7,300          88,987
 *Three-Five Systems, Inc..............................      21,699         338,504
 *#Tidel Technologies, Inc.............................      17,400           8,613
 *Tier Technologies, Inc. Class B......................      13,800         237,705
 *TII Industries, Inc..................................      11,260           6,869
 Timberland Bancorp, Inc...............................       6,600          96,855
 Timberline Software Corp..............................      23,200         135,256
 Timken Co.............................................      33,100         469,358
 *Tipperary Corp.......................................      17,900          31,325
 *Titan Corp...........................................      25,199         658,203
 Titan International, Inc..............................      21,500         104,920
 *Titan Pharmaceuticals, Inc...........................      34,800         325,380
 *Titanium Metals Corp.................................      46,600         141,664
 *#TiVo, Inc...........................................      48,000         249,120
 *TMBR/Sharp Drilling, Inc.............................       6,200          78,368
 *T-Netix, Inc.........................................      17,300          65,567
 *Todd Shipyards Corp..................................       6,800          57,800
 *Toddhunter International, Inc........................       4,600          39,445
 *Tofutti Brands, Inc..................................       6,900          15,180
 *Toll Brothers, Inc...................................      38,700       1,402,875
 *Tollgrade Communications, Inc........................      16,000         478,000
 Tompkins County Trustco, Inc..........................         330          13,184
 *Topps, Inc...........................................      63,500         748,030
 *#Toreador Resources Corp.............................       4,900          19,527
 Toro Co...............................................      17,900         821,610
 *Total Entertainment Restaurant Corp..................      12,800          38,080
 *Tower Air, Inc.......................................      13,300             599
 *Tower Automotive, Inc................................      66,400         567,720
 *Toymax International, Inc............................      11,100          14,375
 *Track Data Corp......................................      65,500          94,648
 *Track 'n Trail, Inc..................................       4,900              22
 *Tractor Supply Co....................................      12,500         367,750
 *Tradestation Group, Inc..............................      32,100          59,385
 *Traffix, Inc.........................................      22,200         129,537
 *Trailer Bridge, Inc..................................       9,800          13,818
 *Trammell Crow Co.....................................      45,300         446,205
 *Trans World Entertainment Corp.......................      72,700         585,235
 *Transact Technologies, Inc...........................       8,900          41,074
 *Transaction Systems Architects, Inc..................      40,300         501,534
 *#Transcrypt International, Inc.......................       7,800           4,173
 *Transkaryotic Therapies, Inc.........................      28,400       1,213,248
 *Transmation, Inc.....................................       6,700          10,251
 *Transmedia Network, Inc..............................      20,400          71,196
 *Transmontaigne Oil Co................................      41,200         226,600
 *Transport Corp. of America...........................       5,200          31,928
 *Transport Industries, Inc............................       1,400           1,687
 *Transportation Components, Inc.......................      21,000             263
 *Transpro, Inc........................................       6,700          20,100
 *Transtechnology Corp.................................       6,300          64,260
 *#TransTexas Gas Corp. Class A........................         236           1,115
 *Transwitch Corp......................................      52,200         209,061
 *Transworld Healthcare, Inc...........................      19,300          53,461
 *Travelocity.com, Inc.................................      29,100         623,177
 *Travis Boats & Motors, Inc...........................       3,300           6,897
 *TRC Companies, Inc...................................       8,800         396,088
 Tredegar Industries, Inc..............................      41,900         724,870
 Tremont Corp..........................................       5,100         145,350
 *Trend-Lines, Inc. Class A............................       2,100              46

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Trendwest Resorts, Inc..............................      34,600    $  1,175,881
 Trenwick Group, Ltd...................................      23,975         214,337
 *#Trex Co., Inc.......................................      13,600         208,760
 *Triad Guaranty, Inc..................................      17,000         596,955
 *Triangle Pharmaceuticals, Inc........................      63,800         244,673
 *Triarc Companies, Inc. Class A.......................      30,600         716,040
 Trico Bancshares......................................       4,950          93,506
 *Trico Marine Services, Inc...........................      54,700         350,080
 *Trident Microsystems, Inc............................      22,100         126,523
 *Trimble Navigation, Ltd..............................      27,100         455,416
 *#Trimedyne, Inc......................................       5,400           2,511
 *Trimeris, Inc........................................      20,400         736,746
 Trinity Industries, Inc...............................      20,600         549,196
 *Trio-Tech International..............................         400           1,072
 *TriPath Imaging, Inc.................................      43,152         279,409
 *Tripos, Inc..........................................       8,800         172,304
 *Triquint Semiconductor, Inc..........................      16,785         266,798
 *#Tristar Corp........................................       1,000             120
 *Triumph Group........................................      10,800         325,080
 *TriZetto Group, Inc..................................      58,000         650,470
 *TRM Copy Centers Corp................................       8,100          12,150
 *Tropical Sportswear International Corp...............       9,300         160,890
 *Troy Group, Inc......................................      13,100          45,457
 *#Trump Hotels & Casino Resorts, Inc..................      31,000          42,780
 Trust Co. of New Jersey...............................      31,400         744,965
 Trustco Bank Corp.....................................      85,652       1,033,391
 *TSR, Inc.............................................       6,400          32,640
 *TTM Technologies, Inc................................      55,800         663,741
 *Tucows, Inc..........................................       8,500           4,080
 *Tuesday Morning Corp.................................      47,400         918,375
 *Tufco Technologies, Inc..............................       4,500          31,388
 *Tularik, Inc.........................................      28,700         676,172
 *Tumbleweed Communications Corp.......................      33,295         123,192
 Tupperware Corp.......................................      24,900         489,534
 *TurboChef Technologies, Inc..........................      20,500          97,068
 *Turnstone Systems, Inc...............................      34,400         119,884
 *Tut Systems, Inc.....................................      18,700          24,310
 *Tvia, Inc............................................       6,900           8,867
 *Tweeter Home Entertainment Group, Inc................      20,800         514,176
 Twin Disc, Inc........................................       3,600          47,412
 *Twinlab Corp.........................................      39,700          48,037
 *Tyler Technologies, Inc..............................      59,200         199,504
 *U.S. Aggregates, Inc.................................       9,700             873
 *U.S. Concrete, Inc...................................      14,300          92,950
 U.S. Freightways Corp.................................      23,700         806,393
 *U.S. Home & Garden, Inc..............................      23,700          16,472
 U.S. Industries, Inc..................................      94,500         207,900
 *U.S. Interactive, Inc................................      38,700             174
 *U.S. Laboratories, Inc...............................       3,400          29,070
 *U.S. Physical Therapy, Inc...........................      10,050         160,750
 *#U.S. Plastic Lumber Corp............................      36,300          10,346
 *U.S. Vision, Inc.....................................       7,700          19,828
 UAL Corp..............................................       6,500         109,655
 *Ubics, Inc...........................................       8,400           4,494
 *UbiquiTel, Inc.......................................       7,800          77,415
 *Ucar International, Inc..............................      59,900         530,115
 UCBH Holdings, Inc....................................      20,600         575,049
 *UFP Technologies, Inc................................       3,800           4,883
 UGI Corp..............................................      36,300       1,069,035
 *Ugly Duckling Corp...................................      19,500          50,408
                                                            SHARES           VALUE+
                                                            ------           ------

 *UICI.................................................      51,500    $    736,450
 UIL Holdings Corp.....................................      15,600         776,100
 *Ulticom, Inc.........................................      35,600         352,974
 *Ultimate Electronics, Inc............................      15,900         409,346
 *Ultimate Software Group, Inc.........................      22,500          80,213
 *Ultradata Systems, Inc...............................       2,000             400
 *Ultrak, Inc..........................................      18,700          29,827
 *Ultralife Batteries, Inc.............................      17,700          78,234
 *Ultratech Stepper, Inc...............................      33,800         489,593
 UMB Financial Corp....................................      17,300         721,583
 #Umpqua Holdings Corp.................................      13,282         169,080
 *Unapix Entertainment, Inc............................       6,100              43
 Unico American Corp...................................       7,200          44,640
 *Unidigital, Inc......................................       6,100              34
 *Unifab International, Inc............................       9,500           7,315
 *Unifi, Inc...........................................      88,900         573,405
 Unifirst Corp.........................................      13,150         262,737
 *Unify Corp...........................................      25,700           8,224
 *Unimark Group, Inc...................................      10,100           6,313
 *Uni-Marts, Inc.......................................       6,500          18,200
 *Union Acceptance Corp. Class A.......................       5,200          26,572
 #Union Community Bancorp..............................       2,300          32,097
 *Uniroyal Technology Corp.............................      44,200         194,259
 Unisource Energy Corp.................................      51,280         856,376
 *Unit Corp............................................      56,100         684,981
 *United Auto Group, Inc...............................      27,800         493,450
 United Bankshares, Inc. WV............................      31,700         860,497
 United Community Financial Corp.......................      40,900         296,525
 United Financial Corp.................................         400           7,350
 United Fire Casualty Co...............................       6,200         184,543
 United Guardian, Inc..................................       1,900           9,747
 United Industrial Corp................................      19,800         342,540
 United National Bancorp...............................      18,400         435,252
 *United Natural Foods, Inc............................      29,200         660,066
 *United Online, Inc...................................      11,602          28,135
 *United Parcel, Inc. - Restricted Escrow..............      10,700           9,366
 *United Retail Group, Inc.............................      18,600         136,245
 *United Road Services, Inc............................         720             220
 *United States Energy Corp............................      11,500          47,208
 *United Stationers, Inc...............................      27,800         814,262
 *#United Therapeutics Corp............................      19,600         178,066
 *#UnitedGlobalCom, Inc................................      13,600          19,448
 Unitil Corp...........................................       6,100         148,840
 *Unity Bancorp, Inc...................................       2,600          16,445
 *Universal Access Global Holdings, Inc................     114,800         448,868
 *Universal American Financial Corp....................      34,600         245,487
 Universal Corp........................................      34,700       1,271,408
 *#Universal Display Corp..............................      18,800         145,042
 *Universal Electronics, Inc...........................      24,100         398,976
 Universal Forest Products, Inc........................      24,000         426,480
 *Universal Stainless & Alloy Products, Inc............       6,500          45,890
 *Unova, Inc...........................................     103,500         499,905
 *UQM Technologies, Inc................................      24,200         123,904
 *Urban Outfitters, Inc................................      34,200         636,633
 *Urologix, Inc........................................      16,700         265,614
 *Uromed Corp. New.....................................       4,720           3,516
 *URS Corp.............................................      21,200         500,320
 *Ursus Telecom Corp...................................       8,500              85
 *#US LEC Corp.........................................      14,800          93,314

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *US Liquids, Inc......................................      25,300    $    134,090
 *US Oncology, Inc.....................................     103,582         661,889
 *US Unwired, Inc......................................      10,000         101,950
 *US Xpress Enterprises, Inc. Class A..................      20,523         148,279
 *USA Truck, Inc.......................................      10,200          84,507
 *USABancShares.com, Inc...............................       5,300           1,670
 *#USAir Group, Inc....................................      35,000         262,150
 *USANA, Inc...........................................      14,000          21,350
 USB Holding Co., Inc..................................      14,805         215,413
 *USDATA Corp..........................................       3,420           8,567
 Usec, Inc.............................................      72,400         566,892
 #USG Corp.............................................      33,900         173,568
 *Utah Medical, Inc....................................       6,300          72,954
 *V.I. Technologies, Inc...............................      20,500         155,288
 *#VA Linux Systems, Inc...............................      36,600          98,454
 Vail Banks Inc........................................       1,300          14,034
 *Vail Resorts, Inc....................................      26,100         463,797
 *Valence Technology, Inc..............................      47,500         175,038
 *Valentis, Inc........................................      43,566         178,403
 *Valley National Gases, Inc...........................       4,200          28,560
 Valmont Industries, Inc...............................      31,600         483,480
 *Value City Department Stores, Inc....................      49,000         296,450
 Value Line, Inc.......................................      10,900         451,805
 *Valuevision International, Inc. Class A..............      34,800         554,538
 *Vans, Inc............................................      19,200         268,704
 *#Vari L Co., Inc.....................................       7,500          13,125
 *Variflex, Inc........................................       5,100          26,571
 *Vari-Lite International, Inc.........................       4,800           5,472
 *Varsity Brands, Inc..................................       9,255          14,623
 *#Vaxgen, Inc.........................................      14,800         179,228
 #Vector Group, Ltd....................................      32,300       1,419,585
 Vectren Corp..........................................      27,066         573,799
 *Veeco Instruments, Inc...............................      27,300         898,580
 *Ventana Medical Systems, Inc.........................      22,400         498,736
 *Venture Catalyst, Inc................................       8,000           1,280
 *#Verado Holdings, Inc................................      18,500           1,184
 *Veramark Technologies, Inc...........................      10,400           8,996
 *Verdant Brands, Inc..................................       4,517              36
 *Verilink Corp........................................      21,900          22,995
 *#Veritas DGC, Inc....................................      27,200         431,120
 *Verity, Inc..........................................      38,900         589,335
 *Vermont Pure Holdings, Ltd...........................      12,300          59,040
 *Versant Object Technology Corp.......................       6,500          21,223
 *Versar, Inc..........................................       3,600          14,040
 *Verso Technologies, Inc..............................      12,096          14,697
 *Vertel Corp..........................................      38,400          23,616
 *#Vertex Interactive, Inc.............................      29,000          31,610
 *Verticalbuyer Inc....................................         920               7
 *VerticalNet, Inc.....................................      32,900          52,805
 Vesta Insurance Group, Inc............................      28,400         166,140
 *Vestcom International, Inc...........................      11,700          21,762
 *VIA NET.WORKS, Inc...................................       6,200           5,797
 *viaLink Co...........................................       2,000             510
 *Vialta, Inc..........................................      63,756          53,874
 *Viant Corp...........................................      38,500          50,243
 *Viasat, Inc..........................................      27,000         384,075
 *Viasystems Group, Inc................................      13,800          11,730
 *VIB Corp.............................................       8,409          74,251
 *Vical, Inc...........................................      31,700         374,060
 *Vicon Industries, Inc................................       6,400          19,328
 *Vicor Corp...........................................      28,500         432,773
 *Vidamed, Inc.........................................      10,800          62,910
                                                            SHARES           VALUE+
                                                            ------           ------

 *Video Display Corp...................................       3,600    $     18,360
 *Viewpoint Corp.......................................      43,900         171,649
 *#Viisage Technology, Inc.............................      18,200         186,368
 Vintage Petroleum, Inc................................      56,000         693,280
 *Vion Pharmaceuticals, Inc............................      28,800         125,280
 *Virage, Inc..........................................       9,800          30,037
 *Virbac Corp..........................................      25,400         108,839
 Virco Manufacturing Corp..............................      15,763         130,202
 *#ViroPharma, Inc.....................................      22,800         489,288
 *Virtualfund.Com, Inc.................................      22,400           2,128
 *Vishay Intertechnology, Inc..........................      23,080         424,210
 *#Vision Sciences, Inc................................       5,100           4,667
 *#Visionics Corp......................................      30,200         383,691
 *Vista Medical Technologies, Inc......................       7,500          20,625
 *#Visual Data Corp....................................      12,400          10,478
 *Visual Networks, Inc.................................      34,300         106,845
 *Visx, Inc. DE........................................      32,900         434,280
 Vital Signs, Inc......................................      19,500         569,595
 *VitalWorks, Inc......................................      46,900         241,301
 *Vitech America, Inc..................................      26,150             536
 *Vitria Technology, Inc...............................      73,900         358,046
 *Vivus, Inc...........................................      50,200         200,549
 *Vixel Corp...........................................      12,600          20,223
 *Vlasic Foods International, Inc......................      50,100             301
 *Vodavi Technology, Inc...............................       4,300           5,784
 *Volt Information Sciences, Inc.......................      22,800         290,244
 *#V-ONE Corp..........................................      19,400          31,913
 *#Voxware, Inc........................................      20,000           2,950
 *VTEL Corp............................................      38,600         138,188
 Vulcan International Corp.............................         700          26,600
 *Vysis, Inc...........................................      15,200         462,992
 W.P. Carey & Co. LLC..................................      14,600         332,150
 Wabash National Corp..................................      36,800         296,240
 Wabtec Corp...........................................      53,200         638,400
 *#Wackenhut Corp. Class A.............................       5,000         124,500
 *Wackenhut Corp. Class B Non-Voting...................      11,950         222,868
 *Wackenhut Corrections Corp...........................      30,100         419,895
 *Walker Interactive Systems, Inc......................      21,900          17,958
 *Wall Street Deli, Inc................................       1,500              98
 Wallace Computer Services, Inc........................      58,500       1,000,935
 Walter Industries, Inc................................      73,200         775,920
 *#Warnaco Group, Inc..................................      33,800           2,451
 Warren Bancorp, Inc...................................       9,500          88,350
 Warwick Community Bancorp, Inc........................       5,300         109,048
 Washington Banking Co.................................       3,700          35,705
 *#Washington Group Intl., Inc.........................      64,400           2,479
 Washington Savings Bank FSB...........................       1,600           9,456
 Washington Trust Bancorp, Inc.........................      12,200         228,689
 *Waste Connections, Inc...............................      46,300       1,355,433
 *Waste Holdings, Inc..................................      17,100         103,455
 *WatchGuard Technologoes, Inc.........................      29,600         328,412
 *Waterlink, Inc.......................................      24,300           4,374
 Waters Instruments, Inc...............................         200           1,545
 Watsco, Inc. Class A..................................      49,100         630,935
 Watsco, Inc. Class B..................................       1,350          17,550
 Watts Industries, Inc. Class A........................      23,900         316,914
 Wausau-Mosinee Paper Corp.............................      86,700         893,010
 Waypoint Financial Corp...............................      45,982         670,418
 WD-40 Co..............................................      21,600         486,756
 *#Webb Interactive Services, Inc......................       8,200           5,002
 *Webco Industries, Inc................................       6,000          16,350
 *Webhire, Inc.........................................       5,080           6,248

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#WebLink Wireless, Inc...............................      54,300    $      4,751
 *WebMD Corp...........................................       1,977           9,836
 *webMethods, Inc......................................      32,600         514,265
 *Websense, Inc........................................      22,000         584,430
 Weider Nutrition International, Inc...................      15,700          24,335
 *Weirton Steel Corp...................................      52,000          18,980
 Wellco Enterprises, Inc...............................       1,000          14,100
 Wellman, Inc..........................................      47,600         651,168
 *Wells-Gardner Electronics Corp.......................       6,510          17,382
 Werner Enterprises, Inc...............................      57,000       1,364,865
 Wesbanco, Inc.........................................      25,750         501,481
 West Coast Bancorp....................................      23,709         327,303
 *West Marine, Inc.....................................      23,500         305,265
 West Pharmaceutical Services, Inc.....................      20,900         568,480
 *Westaff, Inc.........................................      17,900          37,053
 Westamerica Bancorporation............................       2,300          89,666
 Westbank Corp.........................................       4,300          40,420
 *Westcoast Hospitality Corp...........................      15,000          94,500
 Westcorp, Inc.........................................      36,840         652,068
 *Westell Technologies, Inc............................      68,260         151,196
 *Western Digital Corp.................................     159,800         752,658
 Western Gas Resources, Inc............................      35,400       1,057,752
 Western Ohio Financial Corp...........................         900          17,303
 *Western Power & Equipment Corp.......................       3,473             608
 Western Resources, Inc................................      18,000         310,500
 #Westpoint Stevens, Inc...............................      59,400         134,244
 *Westport Resources Corp..............................      18,768         326,188
 *Wet Seal, Inc. Class A...............................      21,300         449,856
 *WFS Financial, Inc...................................      33,600         792,960
 WGL Holdings, Inc.....................................      11,000         304,920
 *W-H Energy Services, Inc.............................      20,500         318,673
 *White Electronics Designs Corp.......................      25,500         150,323
 *Whitehall Jewellers, Inc.............................      25,650         240,084
 *Whitman Education Group, Inc.........................      13,100          56,330
 Whitney Holdings Corp.................................       9,700         410,359
 *#WHX Corp............................................      19,500          29,055
 *Wickes Lumber Co.....................................      10,600          30,740
 *Wild Oats Markets, Inc...............................      37,850         359,007
 Wiley (John) & Sons, Inc. Class A.....................       2,600          60,294
 *William Lyon Homes, Inc..............................      29,100         391,395
 *Williams Clayton Energy, Inc.........................      15,300         211,599
 *Williams Controls, Inc...............................      14,700           9,702
 *Williams Industries, Inc.............................       1,200           6,384
 *Willis Lease Finance Corp............................       7,900          25,596
 *Wilshire Financial Sevices Group, Inc................         137             259
 *Wilshire Oil Co. of Texas............................       7,107          23,098
 *Wilson Greatbatch Technologies, Inc..................      13,300         377,720
 *Wilsons The Leather Experts, Inc.....................      25,100         294,298
 *Wind River Systems, Inc..............................      11,200         193,144
 *#Wink Communications, Inc............................      33,200          43,326
 *Winmark Corp.........................................       3,800          34,694
 Winnebago Industries, Inc.............................      33,500       1,128,950
 *#Wire One Technologies, Inc..........................      23,550         161,671
 *Wireless Facilities, Inc.............................       6,900          35,846
 Wireless Telecom Group, Inc...........................      24,100          66,757
 *Wireless WebConnect!, Inc............................       8,900             601
 *Wireless Xcessories Group............................       6,600           1,353
 *Wiser Oil Co.........................................      12,500          61,000
 *Witness Systems, Inc.................................      27,300         300,846
                                                            SHARES           VALUE+
                                                            ------           ------

 *WJ Communications, Inc...............................      58,800    $    235,788
 *WMS Industries, Inc..................................      49,700       1,026,802
 Wolohan Lumber Co.....................................       1,600          30,400
 *Wolverine Tube, Inc..................................      15,900         206,382
 Wolverine World Wide, Inc.............................      61,200         917,388
 *Women First HealthCare, Inc..........................      14,800         107,152
 Woodhead Industries, Inc..............................      17,100         278,645
 Woodward Governor Co..................................      16,900         872,463
 *Workflow Management, Inc.............................      20,600          62,624
 *Workgroup Technology Corp............................       2,000             590
 *World Acceptance Corp................................      24,700         169,813
 *#World Access, Inc...................................      73,372             286
 World Fuel Services Corp..............................      13,300         211,337
 *World Wrestling Federation Entertainment, Inc........      10,400         133,640
 WorldCom, Inc.........................................          72             944
 *#WorldGate Communications, Inc.......................      31,600          69,994
 *WorldQuest Networks, Inc.............................       1,500           4,103
 *Worldwide Restaurant Concepts, Inc...................      35,500          42,600
 *#Worldwide Xceed Group, Inc..........................       3,450              66
 Worthington Industries, Inc...........................      52,500         777,000
 WPS Resources Corp....................................      25,900         873,607
 *WR Grace & Co........................................     137,700         214,812
 *WSI Industries, Inc..................................       2,000           2,330
 *Wyndham International, Inc...........................      37,100          21,889
 *Xanser Corp..........................................      47,400          94,800
 *Xeta Corp............................................      12,600          61,866
 *Xetel Corp...........................................      13,900          10,773
 *Xicor, Inc...........................................      29,600         331,372
 X-Rite, Inc...........................................      27,900         227,943
 *#Xybernaut Corp......................................      33,300          77,423
 *#Yankee Candle Co., Inc..............................      43,500         862,170
 Yardville National Bancorp............................       8,700         107,228
 *Yellow Corp..........................................      35,300         865,203
 Yonkers Financial Corp................................         400          11,428
 *York Group, Inc......................................       9,200         101,062
 York International Corp...............................      25,100         916,150
 *Young Broadcasting, Inc. Class A.....................      23,400         474,318
 *Youthstream Media Networks, Inc......................      35,700          50,873
 *Zale Corp............................................      20,100         713,550
 *Zamba Corp...........................................      45,600          16,644
 *Zany Brainy, Inc.....................................      11,960             161
 *#Zap.com Corp........................................         334             123
 *Zapata Corp..........................................       3,340          74,148
 Zenith National Insurance Corp........................      22,100         590,070
 *Zevex International, Inc.............................       4,800          11,856
 *Zila, Inc............................................      40,157          96,578
 *#ZixIt Corp..........................................      25,800         174,021
 *Zoll Medical Corp....................................      13,200         518,892
 *Zoltek Companies, Inc................................      25,000          74,750
 *Zomax, Inc...........................................      33,900         219,842
 *#Zonagen, Inc........................................      13,600          61,948
 *Zones, Inc...........................................      21,400          19,153
 *Zoran Corp...........................................      18,700         647,675
 *Zygo Corp............................................      17,400         296,931
 *Zymetx, Inc..........................................       8,600           4,945
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,013,813,054)................................                 980,576,699
                                                                       ------------

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525    $          0
 *Antigenics, Inc. Contingent Value Rights.............      36,700               0
 *Aura Systems Warrants 05/31/05.......................       1,262               0
 *CSF Holding, Inc. Litigation Rights..................       3,250               0
 *Eloyalty Corp. Rights 12/19/01.......................      47,100               0
 *Imperial Sugar Co. Warrants 08/29/08.................         499               0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....      13,190               0
 *Safety Components International, Inc. Warrants
   04/10/03............................................         504              50
 *Tipperary Corp. Rights 11/30/01......................      11,541               0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         492               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          50
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $10,347,083) to be
   repurchased at $10,194,699
   (Cost $10,193,000)..................................   $  10,193      10,193,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,024,006,054)++..............................                $990,769,749
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,026,126,507.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES             VALUE+
                                                            ------             ------
UNITED KINGDOM -- (22.3%)
COMMON STOCKS -- (22.2%)
 3I Group P.L.C........................................       98,143   $    1,221,871
 *AWG P.L.C............................................      151,281        1,186,585
 Abbey National P.L.C..................................      193,192        2,694,510
 Aggregate Industries P.L.C............................    1,376,254        1,609,401
 Alliance & Leicester P.L.C............................      348,000        3,786,654
 Allied Domecq P.L.C...................................      749,994        4,059,022
 Antofagasta Holdings P.L.C............................      256,000        1,872,876
 Arriva P.L.C..........................................      125,700          555,711
 Associated British Foods P.L.C........................      770,096        5,633,964
 Associated British Ports Holdings P.L.C...............      375,400        2,118,688
 BAA P.L.C.............................................    1,135,250        9,560,117
 BG Group P.L.C........................................    2,666,548       10,039,339
 BOC Group P.L.C.......................................      151,639        2,296,610
 BPB P.L.C.............................................      458,500        1,879,875
 Barclays P.L.C........................................      154,372        4,733,243
 Barratt Developments P.L.C............................      226,000        1,195,733
 Berkeley Group P.L.C..................................      124,712        1,127,585
 Bodycote International P.L.C..........................      210,360          685,490
 Britannic P.L.C.......................................      190,600        2,184,040
 British Airways P.L.C.................................    1,028,331        2,984,346
 British Land Co. P.L.C................................      502,381        3,360,144
 Brixton Estate P.L.C..................................      235,685          751,210
 CGU P.L.C.............................................    1,977,423       23,561,224
 Cable and Wireless P.L.C..............................       96,700          455,429
 *Canary Wharf Group P.L.C.............................      468,000        3,030,076
 Chelsfield P.L.C......................................      241,178          992,282
 *Colt Telecom Group PLC...............................       97,000          191,590
 Cookson Group P.L.C...................................      701,120          794,898
 *Corus Group P.L.C....................................    3,039,927        2,904,623
 Debenhams P.L.C.......................................      316,891        1,717,297
 *Energis P.L.C........................................      239,000          243,700
 Enterprise Oil P.L.C..................................      354,000        2,150,625
 Great Portland Estates P.L.C..........................      118,365          405,122
 Great Universal Stores P.L.C..........................      819,700        7,306,119
 HBOS P.L.C............................................      130,000        1,529,499
 HSBC Holdings P.L.C...................................       84,764        1,021,457
 Hammerson P.L.C.......................................      280,000        1,830,835
 Hanson P.L.C..........................................      599,300        4,036,157
 Hilton Group P.L.C....................................    1,251,117        3,746,873
 IMI P.L.C.............................................       24,000           83,855
 Independent Insurance Group P.L.C.....................      130,000                0
 Innogy Holdings PLC...................................      555,400        1,578,178
 *International Power P.L.C............................      755,400        2,232,664
 Johnson Matthey P.L.C.................................      180,811        2,498,621
 Kelda Group P.L.C.....................................      161,510          788,881
 Lattice Group P.L.C...................................    2,666,548        5,780,226
 Liberty International P.L.C...........................      282,297        1,972,669
 Luminar P.L.C.........................................       15,000          191,134
 MFI Furniture Group P.L.C.............................      350,900          710,597
 Marks & Spencer P.L.C.................................    1,975,763        9,819,501
 Mersey Docks & Harbour Co. P.L.C......................       53,050          423,667
 Millennium and Copthorne Hotels P.L.C.................      274,000        1,068,710
 Northern Foods P.L.C..................................      433,000          991,094
 Northern Rock P.L.C...................................      344,000        2,835,555
 Novar P.L.C...........................................      498,245          859,766
                                                            SHARES             VALUE+
                                                            ------             ------

 P & 0 Princess Cruises P.L.C..........................      504,373   $    2,625,406
 Peninsular & Oriental Steam Navigation Co.............      690,498        2,449,499
 Pennon Group P.L.C....................................       51,040          436,731
 Pilkington P.L.C......................................    1,213,382        1,877,496
 Powergen P.L.C........................................      572,754        6,056,631
 RMC Group P.L.C.......................................      257,000        2,290,683
 Railtrack Group P.L.C.................................      370,742        1,480,409
 Rank Group P.L.C......................................      793,530        2,591,496
 Rexam P.L.C...........................................      447,639        2,381,160
 Rio Tinto P.L.C.......................................      517,315        9,701,360
 Rolls-Royce P.L.C.....................................    1,039,229        2,412,037
 Royal & Sun Alliance Insurance Group P.L.C............    1,616,223        9,231,146
 Royal Bank of Scotland Group P.L.C....................      203,111        4,706,939
 Safeway P.L.C.........................................    1,136,278        4,966,688
 Sainsbury (J.) P.L.C..................................    1,759,839        9,034,981
 Scottish & Newcastle P.L.C............................      610,585        4,397,333
 Seibe P.L.C...........................................        3,802            5,341
 Severn Trent P.L.C....................................      210,597        2,063,292
 Signet Group P.L.C....................................      803,000        1,013,469
 Six Continents P.L.C..................................      741,870        7,511,695
 Slough Estates P.L.C..................................      443,200        2,054,163
 Smith (W.H.) P.L.C....................................      203,000        1,412,758
 Spirent P.L.C.........................................      129,000          303,547
 Stagecoach Holdings P.L.C.............................    1,337,606        1,201,768
 Tate & Lyle P.L.C.....................................      469,100        2,261,174
 Taylor Woodrow P.L.C..................................      573,251        1,295,764
 *Telewest Communications P.L.C........................      396,000          364,256
 Tesco P.L.C...........................................    4,001,409       13,723,972
 Thistle Hotels P.L.C..................................      466,707          762,082
 Trinity P.L.C.........................................      183,450        1,122,346
 Unilever P.L.C........................................      400,000        3,231,556
 United Utilities P.L.C................................      265,595        2,397,593
 Waste Recycling Group P.L.C...........................      133,875          889,687
 Whitbread P.L.C.......................................      325,864        2,497,852
 Wilson Bowden P.L.C...................................       96,900        1,041,259
 Wimpey (George) P.L.C.................................      360,900          949,588
 Wolseley P.L.C........................................      489,076        3,511,783
 XANSA P.L.C...........................................      245,848        1,148,232
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $258,986,213)..................................                   270,693,110
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $1,733,651)...................................                     1,744,300
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $260,719,864)..................................                   272,437,410
                                                                       --------------
JAPAN -- (21.1%)
COMMON STOCKS -- (21.1%)
 AIOI Insurance Co., Ltd...............................      928,735        1,968,878
 #Aisin Seiki Co., Ltd.................................      137,000        1,475,539
 Alps Electric Co., Ltd................................        8,000           54,583
 Amada Co., Ltd........................................      376,000        1,749,964
 Aomori Bank, Ltd......................................      170,000          648,983
 Aoyama Trading Co., Ltd...............................       41,100          423,633
 *Asahi Bank, Ltd......................................      426,000          335,636
 Autobacs Seven Co., Ltd...............................       10,300          259,350

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Awa Bank, Ltd.........................................      196,600   $      859,117
 #Bank of Kyoto, Ltd...................................      347,400        1,481,411
 #Bank of Nagoya, Ltd..................................      185,000          955,686
 #Bank of Yokohama, Ltd................................      978,000        3,288,711
 Brother Industries, Ltd...............................       43,000          129,577
 Canon Sales Co., Inc..................................      124,900          943,478
 Casio Computer Co., Ltd...............................       60,000          314,826
 Chiba Bank, Ltd.......................................      941,000        3,095,503
 Chudenko Corp.........................................       84,460        1,296,580
 Chugoku Bank, Ltd.....................................      238,800        1,551,711
 #Chuo Mitsui Trust & Banking Co., Ltd.................       81,000           83,556
 #Citizen Watch Co., Ltd...............................      318,000        1,673,743
 Coca-Cola West Japan Co., Ltd.........................        7,000          139,584
 #Cosmo Oil Co., Ltd...................................      764,000        1,359,014
 Dai Nippon Printing Co., Ltd..........................       99,000        1,060,636
 Daicel Chemical Industries, Ltd.......................      485,000        1,500,905
 Daido Steel Co., Ltd..................................      126,000          211,850
 *Daiei, Inc...........................................       71,000           68,050
 Daimaru, Inc..........................................       79,000          338,803
 Daishi Bank, Ltd......................................      355,000        1,190,872
 Daito Trust Construction Co., Ltd.....................      180,784        2,834,026
 *Daiwa Bank, Ltd......................................      500,000          422,367
 Daiwa House Industry Co., Ltd.........................      663,000        4,038,884
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000        1,664,329
 Ezaki Glico Co., Ltd..................................      174,600          829,634
 Fuji Photo Film Co., Ltd..............................      355,000       12,225,898
 Fukui Bank, Ltd.......................................      343,000          938,881
 #Fukuoka Bank, Ltd....................................       95,000          358,809
 *Fukuoka City Bank, Ltd...............................      264,532          709,053
 Fukuyama Transporting Co., Ltd........................      266,000          980,898
 Futaba Corp...........................................       16,000          384,029
 #Futaba Industrial Co., Ltd...........................       85,000          859,557
 General Sekiyu KK.....................................       41,110          290,505
 Gunma Bank, Ltd.......................................      146,000          735,243
 Gunze, Ltd............................................       35,000          129,634
 Hachijuni Bank, Ltd...................................       82,000          407,617
 Hankyu Department Stores, Inc.........................       54,000          331,152
 Hanshin Electric Railway Co., Ltd.....................      141,000          344,725
 Heiwa Corp............................................       12,000          178,759
 Higo Bank, Ltd........................................      308,000          940,644
 #Hiroshima Bank, Ltd..................................      593,000        1,998,892
 Hitachi Cable, Ltd....................................       56,000          201,047
 #Hitachi Maxell, Ltd..................................       96,000        1,259,303
 Hitachi Metals, Ltd...................................      360,000        1,125,770
 Hitachi, Ltd..........................................    3,717,000       27,473,913
 Hokkoku Bank, Ltd.....................................      102,000          364,535
 Hokuetsu Paper Mills, Ltd.............................      162,000          838,187
 *Hokuriku Bank, Ltd...................................      891,000        1,071,090
 House Foods Corp......................................      117,000        1,083,371
 #Hyakugo Bank, Ltd. (105th Bank)......................      258,000          972,354
 Hyakujishi Bank, Ltd..................................      314,000        1,741,955
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      180,000          273,401
 Iyo Bank, Ltd.........................................       60,000          321,649
 Izumi Co., Ltd........................................       19,000          217,909
 Japan Airport Terminal Co., Ltd.......................       29,000          234,609
 Joyo Bank, Ltd........................................      245,000          724,359
 Juroku Bank, Ltd......................................      349,000        1,332,324
 Kagoshima Bank, Ltd...................................      266,000          942,008
 #Kajima Corp..........................................      826,000        2,616,563
 Kamigumi Co., Ltd.....................................      357,000        1,493,351
                                                            SHARES             VALUE+
                                                            ------             ------

 Kandenko Co., Ltd.....................................      266,000   $    1,227,203
 Kansai Paint Co., Ltd., Osaka.........................      108,000          240,359
 *Kawasaki Heavy Industries, Ltd.......................      407,000          416,535
 Kikkoman Corp.........................................      259,000        1,554,643
 Kinden Corp...........................................       77,000          397,147
 #Kissei Pharmaceutical Co., Ltd.......................       41,000          599,769
 *Kobe Steel, Ltd......................................    2,632,000        1,111,670
 Kokusai Securities Co., Ltd...........................       41,000          272,410
 Kokuyo Co., Ltd.......................................       38,000          337,666
 Komatsu, Ltd..........................................    1,279,000        4,300,881
 #Komori Corp..........................................       74,000          793,400
 Koyo Seiko Co.........................................      198,000          709,235
 Kubota Corp...........................................      140,000          405,960
 Kuraray Co., Ltd......................................       57,000          372,698
 Kyushu Matsushita Electric Co., Ltd...................       26,000          176,972
 Lion Corp.............................................      325,000        1,232,784
 Makita Corp...........................................      209,000        1,237,543
 *#Marubeni Corp.......................................    1,942,000        1,656,247
 Maruichi Steel Tube, Ltd..............................      117,000        1,281,039
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       25,670,609
 Matsushita-Kotobuki Electronics Industries, Ltd.......       23,000          165,332
 Michinoku Bank, Ltd...................................      187,000        1,014,623
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,059,361
 Mitsubishi Heavy Industries, Ltd......................      611,000        1,692,319
 Mitsubishi Logistics Corp.............................        3,000           24,660
 Mitsubishi Materials Corp.............................      975,000        1,488,843
 Mitsui Chemicals, Inc.................................      116,800          374,737
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          907,139
 Mitsui Marine & Fire Insurance Co., Ltd...............       35,000          174,267
 Mori Seiki Co., Ltd...................................      121,000          882,568
 Musashino Bank, Ltd...................................       26,000          880,635
 NGK Spark Plug Co., Ltd...............................       10,000           77,975
 *NKK Corp.............................................    2,612,000        1,569,970
 NTN Corp..............................................      398,000          727,365
 *Namco, Ltd...........................................        5,500          103,642
 #Nanto Bank, Ltd......................................      288,000          860,849
 New Japan Securities Co., Ltd.........................      122,000          207,106
 Nichicon Corp.........................................       12,000          130,511
 Nichido Fire and Marine Insurance Co., Ltd............       20,000          104,292
 Nichirei Corp.........................................      366,000        1,076,158
 Nihon Unisys, Ltd.....................................       10,000           67,091
 Nikko Cordial Corp....................................      340,000        1,795,059
 Nippon COMSYS Corp....................................        6,000           43,276
 Nippon Kayaku Co., Ltd................................       53,000          215,245
 Nippon Meat Packers, Inc., Osaka......................        4,000           41,424
 Nippon Mitsubishi Oil Co..............................    1,863,050        8,580,135
 Nippon Sanso Corp.....................................      367,000          927,071
 Nippon Shokubai Co., Ltd..............................      163,000          710,965
 Nipponkoa Insurance Co., Ltd..........................       45,000          153,880
 #Nishimatsu Construction Co., Ltd.....................      364,000        1,203,323
 #Nishi-Nippon Bank, Ltd...............................       85,540          260,548
 Nissei Sangyo Co., Ltd................................      110,050        1,160,249
 Nisshin Seifun Group, Inc.............................       96,000          620,684
 Nisshinbo Industries, Inc.............................      305,000        1,312,993
 *#Nissho Iwai Corp....................................      544,000          455,117
 Obayashi Corp.........................................      520,000        1,909,099
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          243,267
 Oji Paper Co., Ltd....................................      275,000        1,331,268

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Onward Kashiyama Co., Ltd.............................       26,000   $      274,327
 Pioneer Electronic Corp...............................      117,000        2,822,467
 #Q.P. Corp............................................      168,000        1,484,652
 Rengo Co., Ltd........................................       23,000           54,550
 Rinnai Corp...........................................        5,500           95,825
 Sanyo Shinpan Finance Co., Ltd........................       11,000          296,632
 Sapporo Breweries, Ltd................................       33,000           92,206
 *Sapporo Hokuyo Holdings, Inc.........................           45          188,238
 #Seino Transportation Co., Ltd........................       23,000          106,485
 Sekisui Chemical Co., Ltd.............................      557,000        1,606,091
 #Sekisui House, Ltd...................................      938,000        7,161,719
 Seventy-seven (77) Bank, Ltd..........................       57,000          265,750
 #Shiga Bank, Ltd......................................      272,000          945,582
 Shikoku Bank, Ltd.....................................       32,000          172,846
 Shima Seiki Manufacturing Co., Ltd....................        5,000           87,925
 Shimachu Co., Ltd.....................................       20,200          321,420
 #Shimadzu Corp........................................      181,000          499,855
 Shimizu Corp..........................................      997,000        4,008,546
 Shiseido Co., Ltd.....................................       63,000          610,986
 Shohkoh Fund & Co., Ltd...............................        3,000          325,791
 Showa Shell Sekiyu KK.................................      110,000          712,988
 *#Snow Brand Milk Products Co., Ltd...................      419,000          772,550
 Sumitomo Corp.........................................      430,000        2,354,046
 Sumitomo Forestry Co., Ltd............................      139,000          832,087
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          565,379
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,090,657
 Sumitomo Osaka Cement Co., Ltd........................       64,000          102,928
 Sumitomo Realty & Development Co., Ltd................      488,000        2,778,590
 Sumitomo Rubber.......................................       22,000          105,251
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          103,707
 Suzuken Co., Ltd......................................        7,000          121,958
 Taiheiyo Cement Corp..................................    1,209,800        1,876,867
 #Taisei Corp..........................................    1,325,000        3,637,635
 Takashimaya Co., Ltd..................................      214,000        1,350,583
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,535,499
 Teijin, Ltd...........................................      803,000        2,974,178
 Teikoku Oil Co., Ltd..................................      346,000        1,467,010
 Toda Corp.............................................      418,000        1,279,983
 Toho Bank, Ltd........................................      240,000          729,070
 Tokio Marine & Fire Insurance Co., Ltd................       33,000          261,340
 Tokuyama Corp.........................................      248,000          743,301
 Tokyo Style Co., Ltd..................................      133,000        1,155,905
 Toppan Printing Co., Ltd..............................      105,000          959,463
 Toshiba TEC Corp......................................      345,000          879,904
 Tostem Corp...........................................      319,016        4,322,103
 Toto, Ltd.............................................      247,000        1,328,133
 Toyo Seikan Kaisha, Ltd...............................      287,600        3,789,015
 Toyo Suisan Kaisha, Ltd...............................      116,000          943,145
 Toyoda Automatic Loom Works, Ltd......................       14,000          219,127
 Toyota Auto Body Co., Ltd.............................       86,000          935,332
 Toyota Tsusho Corp....................................      314,000        1,290,526
 *#UFJ Holdings, Inc...................................          432        1,431,029
 UNY Co., Ltd..........................................       28,000          306,801
 #Victor Co. of Japan, Ltd.............................      246,000          819,229
 Wacoal Corp...........................................      149,000        1,432,929
 #Yamagata Bank, Ltd...................................      153,700          684,134
 Yamaguchi Bank, Ltd...................................      133,000          876,111
 Yamaha Corp...........................................       60,000          505,866
 Yamatake-Honeywell Co., Ltd...........................       87,000          741,985
                                                            SHARES             VALUE+
                                                            ------             ------

 Yamazaki Baking Co., Ltd..............................       64,000   $      428,865
 Yokogawa Electric Corp................................      337,000        2,734,525
 *Yokohama Rubber Co., Ltd.............................      410,000        1,065,664
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $381,945,935)..................................                   256,566,520
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $62,122)......................................                        62,123
                                                                       --------------
TOTAL -- JAPAN
  (Cost $382,008,057)..................................                   256,628,643
                                                                       --------------
FRANCE -- (11.3%)
COMMON STOCKS -- (11.3%)
 AGF (Assurances Generales de France SA)...............      115,514        5,688,714
 Air Liquide...........................................        7,865        1,101,320
 Alcatel SA............................................       24,150          440,695
 Banque Nationale de Paris.............................      324,843       28,504,695
 *Beghin-Say...........................................       18,900          678,614
 Cie de Saint-Gobain...................................       65,436        9,544,532
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................        2,000           99,927
 Credit Lyonnais SA....................................       57,100        1,917,785
 De la Rue Imperiale de Lyon...........................          500          761,090
 #Dior (Christian) SA..................................      124,400        3,817,256
 Eiffage SA............................................        2,277          140,373
 Esso SA...............................................          686           48,832
 Fimalac SA............................................       15,988          551,725
 Fonciere Lyonnaise SA.................................       10,950          261,783
 France Telecom SA.....................................       10,500          414,615
 Gecina SA.............................................        3,400          274,144
 Generale des Establissements Michelin SA Series B.....       87,500        2,862,032
 Groupe Danone.........................................       85,000        9,825,666
 Imerys SA.............................................       11,000        1,068,659
 LaFarge SA............................................       22,230        2,040,235
 Lafarge SA............................................       77,517        6,972,102
 Lagardere SCA.........................................       10,200          422,405
 Lapeyre SA............................................       12,300          518,952
 Pechiney SA Series A..................................       55,475        2,707,139
 Pernod-Ricard SA......................................       38,900        2,873,561
 Peugeot SA............................................      222,900        9,436,357
 #Rallye SA............................................       18,020          814,822
 Remy Cointreau SA.....................................       28,750          669,569
 #SEB SA Prime Fidelite 2002...........................        7,300          397,087
 Seb SA................................................        9,000          474,248
 Societe BIC SA........................................       10,800          357,802
 #Societe des Ciments de Francais......................       24,900        1,053,460
 Societe Financiere Interbail SA.......................       11,550          314,393
 Societe Generale, Paris...............................      281,728       15,337,353
 Suez (ex Suez Lyonnaise des Eaux).....................      150,000        4,532,960
 Thales SA.............................................       69,203        2,478,573
 Total SA..............................................       98,000       12,504,253
 Unibail SA............................................        4,200          215,111
 #Usinor SA............................................      167,800        2,106,477
 Valeo SA..............................................       53,800        2,035,288
 Vivendi Universal SA..................................       25,600        1,310,005
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $96,824,181)...................................                   137,574,609
                                                                       --------------

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
                                                            SHARES             VALUE+
                                                            ------             ------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864   $      374,218
                                                                       --------------
TOTAL -- FRANCE
  (Cost $97,050,965)...................................                   137,948,827
                                                                       --------------
GERMANY -- (9.4%)
COMMON STOCKS -- (9.4%)
 Allianz AG............................................       33,120        7,799,430
 BASF AG...............................................      640,050       24,614,663
 BHW Holding AG, Berlin................................      130,000        3,841,264
 *Bankgesellschaft Berlin AG...........................      233,550          560,443
 Bayer AG..............................................      168,100        5,448,703
 Bayerische Vereinsbank AG.............................      290,000        9,412,887
 #Berliner Kraft & Licht Bewag AG......................      177,600        1,971,884
 Commerzbank AG........................................      408,050        7,088,134
 Continental AG........................................       44,100          540,973
 DBV Holding AG........................................       44,000        1,516,807
 DaimlerChrysler AG, Stuttgart.........................       15,400          646,711
 Degussa AG............................................        7,800          195,555
 Deutsche Bank AG......................................      359,305       23,260,464
 Deutsche Lufthansa AG.................................      305,250        4,004,148
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       48,400        2,764,922
 FPB Holding AG........................................        5,789          819,506
 Fresenius Medical Care AG.............................       27,600        1,805,286
 Heidelberger Druckmaschinen AG........................        4,200          166,974
 Heidelberger Zement AG, Heidelberg....................       27,170        1,269,922
 #Hochtief AG..........................................       91,150        1,289,527
 Karstadt Quelle AG....................................       70,000        2,538,457
 Linde AG..............................................       76,000        3,266,417
 MAN AG................................................      140,000        2,801,705
 Merck KGAA............................................       58,000        2,124,066
 SCA Hygiene Products AG...............................        3,550          692,918
 ThyssenKrupp AG.......................................      108,750        1,548,258
 Vereins & Westbank AG.................................       73,187        1,834,885
 Volkswagen AG.........................................       15,550          682,250
                                                                       --------------
TOTAL -- GERMANY
  (Cost $118,073,883)..................................                   114,507,159
                                                                       --------------
NETHERLANDS -- (7.5%)
COMMON STOCKS -- (7.5%)
 ABN-AMRO Holding NV...................................    1,431,076       23,257,131
 Buhrmann NV...........................................       84,927          865,376
 DSM NV................................................      129,437        4,612,733
 Fortis (NL)...........................................      573,133       13,373,548
 Ing Groep NV..........................................    1,439,214       37,629,205
 *#Koninklijke KPN NV..................................       43,622          199,202
 Koninklijke Philips Electronics NV....................      392,656       10,723,311
 Koninklijke Vendex KBB NV.............................       12,244          116,869
 NV Holdingsmij de Telegraaf...........................        6,800          105,639
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $56,380,544)...................................                    90,883,014
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Koninklijke KPN NV Rights 12/04/01
   (Cost $0)...........................................       43,622                0
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $56,380,544)...................................                    90,883,014
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 Baloise-Holding.......................................      272,260   $   24,303,172
 Banque Cantonale Vaudois..............................        5,795        1,177,095
 Ciba Spezialitaetenchemie Holding AG..................        3,100          192,010
 Cie Financiere Richemont AG Series A..................      897,300       17,000,200
 Fischer (Georg) AG, Schaffhausen......................       12,987        2,389,534
 Givaudan SA, Vernier..................................          892          273,538
 Helvetia Patria Holding...............................       21,396        3,404,048
 Intershop Holding AG, Zuerich.........................        5,400        2,787,241
 Jelmoli Holding AG, Zuerich...........................          500          510,083
 Pargesa Holding SA, Geneve............................        1,935        3,795,293
 Rieters Holdings......................................          210           45,907
 #Schindler Holding AG, Hergiswil Partizipsch..........        3,469        4,876,599
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................          550          255,831
 Sig Holding AG........................................       40,330        3,477,590
 *UBS AG...............................................       42,000        2,084,965
 Unaxis Holding AG.....................................       14,900        1,506,476
 Zurich Versicherungs-Gesellschaft - Allied AG.........        9,364        2,385,367
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $54,911,220)...................................                    70,464,949
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $13,082)......................................                        13,178
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $54,924,302)...................................                    70,478,127
                                                                       --------------
SPAIN -- (3.6%)
COMMON STOCKS -- (3.6%)
 #Aceralia Corporacion Siderurgica SA..................       22,500          344,908
 Acerinox SA...........................................      154,740        4,849,394
 Aurea Concesiones de Infraestructuras del Estado SA...      176,800        3,641,052
 #Autopistas Concesionaria Espanola SA.................      500,301        4,909,743
 Banco Pastor SA.......................................      118,800        1,638,151
 #Cia Espanola de Petroleous SA........................      449,382        5,065,919
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................      108,900          659,161
 #Ebro Puleva SA.......................................      133,920        1,396,974
 Endesa SA, Madrid.....................................      190,892        3,054,422
 Grupo Dragados SA, Madrid.............................      456,567        5,662,016
 Iberdrola SA..........................................      535,000        6,869,415
 Metrovacesa SA........................................       99,185        1,327,712
 *Puleva Biotech SA....................................      111,600                0
 Repsol SA.............................................       15,800          222,113
 Sol Melia SA..........................................        2,400           18,116
 *Terra Networks SA....................................        8,000           66,833
 Union Fenosa SA.......................................      230,000        3,597,804
                                                                       --------------
TOTAL -- SPAIN
  (Cost $36,421,721)...................................                    43,323,733
                                                                       --------------
ITALY -- (3.4%)
COMMON STOCKS -- (3.4%)
 Banca di Roma SpA.....................................    2,022,125        4,508,418
 *#Banca Popolare di Lodi Scarl........................      116,000          925,449

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Banca Popolare di Milano..............................      224,400   $      787,636
 #Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       87,000          802,367
 #Banca Toscana........................................      607,000        2,032,718
 Buzzi Unicem SpA......................................       63,000          436,051
 #CIR SpA (Cie Industriale Riunite), Torino............      500,000          448,595
 #Cia Assicuratrice Unipol SpA.........................      113,500          380,088
 #Fiat SpA.............................................      430,789        7,155,259
 #IFIL Finanziaria Partecipazioni SpA..................      510,187        2,585,608
 Intesabci SpA.........................................    5,900,212       14,343,471
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      378,560        2,904,908
 #Milano Assicurazioni SpA.............................      221,000          670,824
 #Parmalat Finanziaria SpA.............................      468,000        1,265,522
 Pirelli SpA...........................................      310,000          520,451
 Rinascente per l'Esercizio di Grande Magazzini SpA....      194,500          724,486
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       40,000          547,984
                                                                       --------------
TOTAL -- ITALY
  (Cost $44,549,795)...................................                    41,039,835
                                                                       --------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
 #Assidoman AB.........................................      213,850        5,144,075
 *#Billerud AB.........................................       98,699          591,232
 Electrolux AB Series B................................        4,700           67,966
 Gambro AB Series A....................................      351,000        2,250,415
 Gambro AB Series B....................................      125,700          805,918
 Holmen AB Series A....................................        6,300          137,097
 Holmen AB Series B....................................      119,200        2,660,906
 *Pergo AB.............................................            1                3
 SSAB Swedish Steel Series A...........................      129,900        1,185,437
 SSAB Swedish Steel Series B...........................       48,000          426,805
 Skandinaviska Enskilda Banken Series A................      196,000        1,724,443
 Skandinaviska Enskilda Banken Series C................        9,800           76,591
 Svenska Cellulosa AB Series A.........................       57,000        1,427,130
 Svenska Cellulosa AB Series B.........................      266,500        6,684,931
 Svenska Handelsbanken Series A........................       60,000          803,068
 Svenska Kullagerfabriken AB Series A..................       68,400        1,190,787
 #Svenska Kullagerfabriken AB Series B.................       89,700        1,599,382
 Volvo AB Series A.....................................      194,100        2,906,768
 Volvo AB Series B.....................................      373,828        5,884,313
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $39,440,521)...................................                    35,567,267
                                                                       --------------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.8%)
 AMP, Ltd..............................................      196,190        1,944,808
 AXA Asia Pac Hldgs....................................    1,067,950        1,471,962
 #Amcor, Ltd...........................................      647,463        2,359,646
 Boral, Ltd............................................      156,700          264,067
 CSR, Ltd..............................................    1,015,797        3,529,256
 Commonwealth Bank of Australia........................       47,394          705,000
 Goodman Fielder, Ltd..................................    1,428,408        1,032,683
 Hanson P.L.C..........................................       65,823          434,792
 Lion Nathan, Ltd......................................      476,400        1,095,201
                                                            SHARES             VALUE+
                                                            ------             ------

 MIM Holdings..........................................    1,932,366   $    1,105,559
 Mirvac, Ltd...........................................      563,185        1,142,393
 Normandy Mining, Ltd..................................    1,874,216        1,559,694
 *One Tel Ltd..........................................    1,004,200           83,568
 Orica, Ltd............................................      280,460        1,006,806
 Publishing and Broadcasting, Ltd......................      156,241          822,385
 Quantas Airways, Ltd..................................    1,096,275        2,223,739
 Santos, Ltd...........................................      660,527        2,212,807
 Seven Network, Ltd....................................      225,871          815,304
 #St. George Bank, Ltd.................................      341,977        2,978,214
 Stockland Trust Group.................................      174,190          399,904
 WMC, Ltd..............................................    1,077,515        5,290,480
 Wesfarmers, Ltd.......................................       65,752        1,090,936
 Westpac Banking Corp..................................       16,304          126,648
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $32,827,828)...................................                    33,695,852
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $136).........................................          107               93
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $32,827,964)...................................                    33,695,945
                                                                       --------------
HONG KONG -- (2.6%)
COMMON STOCKS -- (2.6%)
 #Amoy Properties, Ltd.................................    4,570,500        4,629,963
 #Hang Lung Development Co., Ltd.......................    2,126,000        1,812,890
 Hysan Development Co., Ltd............................    1,761,367        1,614,889
 Kerry Properties, Ltd.................................    1,289,241        1,173,759
 New World Development Co., Ltd........................    2,269,214        1,876,817
 Shangri-La Asia, Ltd..................................    2,982,000        1,844,980
 #Sino Land Co., Ltd...................................    4,976,107        1,627,109
 Swire Pacific, Ltd. Series A..........................    1,062,000        5,161,197
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000        1,066,199
 Wharf Holdings, Ltd...................................    3,776,914        8,136,415
 Wheelock and Co., Ltd.................................    3,243,000        2,640,629
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $53,664,049)...................................                    31,584,847
                                                                       --------------
FINLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
 Fortum Oyj............................................    1,071,385        4,892,519
 Huhtamaki Van Leer Oyj................................        9,700          285,662
 Kesko Oyj.............................................      232,100        1,907,808
 Metra Oyj Series B....................................       95,400        1,712,693
 Metsa-Serla Oyj Series B..............................      437,500        2,742,161
 Metso Oyj.............................................      171,757        1,653,255
 #Outokumpu Oyj Series A...............................      351,300        3,507,275
 #Pohjola Group Insurance Corp. Series A...............        9,200          163,106
 Stora Enso Oyj Series R...............................      547,800        6,989,622
 Upm-Kymmene Oyj.......................................      128,500        4,343,471
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,616,354)...................................                    28,197,572
                                                                       --------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
 Carlsberg A.S. Series B...............................       38,150        1,560,297
 Danisco A.S...........................................       52,630        1,880,285

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Danske Bank A.S.......................................      631,253   $    9,985,345
 *#Jyske Bank A.S......................................       49,950        1,072,526
 Nordic Baltic Holding AB..............................      925,918        4,633,399
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $15,091,673)...................................                    19,131,852
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $32,929)......................................                        32,810
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,124,602)...................................                    19,164,662
                                                                       --------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Groupe Bruxelles Lambert..............................       55,500        2,877,322
 Heidelberger Zement AG................................        7,666          343,893
 Nationale a Portefeuille..............................        4,029          389,617
 Sofina SA.............................................       10,500          390,170
 Solvay SA.............................................      101,490        5,806,854
 Suez (ex Suez Lyonnaise des Eaux).....................       95,400        2,904,318
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............       95,400              854
 Tessenderlo Chemie....................................       14,400          333,948
 #Union Miniere SA.....................................       40,200        1,559,306
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $13,450,418)...................................                    14,606,285
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        1,801,905
 Den Norske Bank ASA Series A..........................      589,194        2,460,323
 Norsk Hydro ASA.......................................       31,700        1,227,893
 Norske Skogindustrier ASA Series A....................       75,000        1,301,731
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,328,963)....................................                     6,791,852
                                                                       --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Capitaland, Ltd.......................................      517,000          423,523
 City Developments, Ltd................................      214,000          563,321
 Fraser & Neave, Ltd...................................      769,000        3,107,800
 #Keppel Corp., Ltd....................................    1,502,002        2,181,961
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $8,247,047)....................................                     6,276,605
                                                                       --------------
IRELAND -- (0.5%)
COMMON STOCKS -- (0.5%)
 Allied Irish Banks P.L.C..............................      101,193        1,052,867
 Independent News & Media P.L.C........................      504,529          831,229
 Irish Permanent P.L.C.................................       80,374          899,586
 Jefferson Smurfit Group P.L.C.........................    1,559,414        3,337,153
                                                                       --------------
TOTAL -- IRELAND
  (Cost $6,577,174)....................................                     6,120,835
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Espirito Santo e Comercial de Lisboa............       91,145   $    1,134,395
 Cimpor Cimentos de Portugal SA........................      100,653        1,691,640
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       37,200          270,801
 *Portugal Telecom SA..................................       50,082          381,617
 Sonae SGPS SA.........................................      576,000          397,128
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $4,461,068)....................................                     3,875,581
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo- Und Vereinsbank AG...................       47,110        1,501,689
 Voest-Alpine Stahl AG.................................       23,100          643,264
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,144,953
                                                                       --------------
GREECE -- (0.1%)
COMMON STOCKS -- (0.1%)
 EFG Eurobank Ergasias S.A.............................       60,097          870,659
 Hellenic Petroleum S.A................................      135,530          924,714
                                                                       --------------
TOTAL -- GREECE
  (Cost $1,568,965)....................................                     1,795,373
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,003,278)...................................    1,509,500        1,092,298
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $16,755)......................................                        16,366
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,020,033)....................................                     1,108,664
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency........................................                       840,369
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad...................................      691,000           83,647
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,268,386,974)++..............................                $1,219,101,205
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,270,074,630.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (95.9%)
COMMON STOCKS -- (95.1%)
 *ASK Corp., Yokohama..................................      64,000    $     36,389
 Achilles Corp.........................................     549,000         691,179
 Advan Co., Ltd........................................      36,000         430,717
 #Aica Kogyo Co., Ltd..................................     164,000       1,039,023
 *Aichi Corp...........................................      57,000          70,373
 Aichi Machine Industry Co., Ltd.......................     157,000         234,641
 Aichi Tokei Denki Co., Ltd............................      67,000         126,799
 Aida Engineering, Ltd.................................     160,000         450,958
 Aim Services Co., Ltd.................................       2,000          19,494
 Aiphone Co., Ltd......................................      27,400         333,832
 Airport Facilities Co., Ltd...........................      72,700         266,316
 Aisan Industry Co., Ltd...............................      23,000         166,266
 *#Aiwa Co., Ltd.......................................     116,300         276,779
 *Akai Electric Co., Ltd...............................     363,000           2,948
 #Akebono Brake Industry Co., Ltd......................     141,000         222,181
 Aloka Co., Ltd........................................      43,000         209,559
 Alps Logistics Co., Ltd...............................       5,000          19,088
 Altech Co., Ltd.......................................      14,000          70,503
 Amada Sonoike Co., Ltd................................     191,414         354,483
 Amatsuji Steel Ball Manufacturing Co., Ltd............      12,000          90,646
 Ando Corp.............................................     120,000         165,698
 *Ando Electronic Co., Ltd.............................      17,000          66,970
 Anest Iwata Corp......................................      74,000          88,356
 Anrakutei Co., Ltd....................................      13,000          55,964
 Aoi Advertising Promotion, Inc........................      14,000          84,717
 Aoki International Co., Ltd...........................      74,200         232,034
 Apic Yamada Corp......................................       7,000          15,067
 *#Arabian Oil Co., Ltd................................      48,300         243,235
 *#Arai-Gumi, Ltd......................................      49,300          33,637
 Araya Industrial Co., Ltd.............................      84,000          66,182
 Argo 21 Corp..........................................      13,200         229,443
 *Arisawa Manufacturing Co., Ltd.......................       8,000         136,457
 Aronkasei Co., Ltd....................................      53,000         153,254
 #Asahi Denka Kogyo KK.................................     169,000       1,000,693
 Asahi Diamond Industrial Co., Ltd.....................      68,000         293,837
 Asahi Kogyosha Co., Ltd...............................      48,000         109,945
 *Asahi Optical Co., Ltd...............................     180,000         254,395
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         618,491
 *#Asahi Soft Drinks Co., Ltd..........................      69,000         347,478
 *Asahi Tec Corp.......................................      86,000          89,412
 *Asahi Techno Glass Corp..............................      34,000          63,794
 Asanuma Corp..........................................     145,000         110,709
 Ashimori Industry Co., Ltd............................      84,000         114,624
 Asia Securities Printing Co., Ltd.....................       8,000          68,228
 *Asics Corp...........................................     333,000         256,953
 *#Atsugi Nylon Industrial Co., Ltd....................     322,000         201,388
 Aucnet, Inc...........................................      15,000         176,541
 Azel Corp., Tokyo.....................................      89,000          74,458
 Bando Chemical Industries, Ltd........................     213,000         385,808
 #Bank of Okinawa, Ltd.................................      19,300         308,040
 Bank of the Ryukyus, Ltd..............................      23,980         238,796
 *Bosch Automotive Systems Corp........................     214,000         199,893
 Bull Dog Sauce Co., Ltd...............................       9,000          50,440
 Bunka Shutter Co., Ltd................................     134,000         276,455
 *C Two-Network Co., Ltd...............................       3,000          82,362
                                                            SHARES           VALUE+
                                                            ------           ------

 #CKD Corp.............................................     113,000    $    342,353
 *CTI Engineering Co. Ltd..............................      19,000          81,793
 *Cabin Co., Ltd.......................................      67,000          44,625
 Calpis Co., Ltd.......................................     115,000         502,535
 Calsonic Corp.........................................     261,000         621,147
 Canon Aptex, Inc......................................      34,000         185,582
 Canon Electronics, Inc................................      40,000         267,066
 Canon System & Support, Inc...........................      35,000         179,100
 *Carolina Co., Ltd....................................      40,000          34,114
 Catena Corp...........................................      18,000          80,997
 Central Finance Co., Ltd..............................     180,000         570,195
 *Central Security Patrols Co., Ltd....................       5,000          28,225
 #Cesar Co.............................................      79,000          88,551
 *#Chiba Kogyo Bank, Ltd...............................      38,100         227,457
 Chino Corp............................................      70,000         112,577
 *Chisan Tokan Co., Ltd................................      64,000          36,389
 Chiyoda Co., Ltd......................................      38,000         253,095
 *#Chiyoda Corp........................................     113,000         128,497
 Chofu Seisakusho Co., Ltd.............................      25,000         302,155
 *Chori Co., Ltd.......................................     175,000         122,243
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         287,794
 Chugai Ro Co., Ltd....................................     139,000         269,836
 Chugoku Marine Paints, Ltd............................     111,000         239,823
 Chugokukogyo Co., Ltd.................................      45,000          57,385
 #Chukyo Sogo Bank, Ltd................................     118,000         423,634
 Chuo Gyorui Co., Ltd..................................      16,000          25,602
 *Chuo Paperboard Co., Ltd.............................      76,000          48,767
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         299,133
 *#Clarion Co., Ltd....................................     171,000         161,117
 Cleanup Corp..........................................      71,000         429,637
 *Co-Op Chemical Co., Ltd..............................      80,000          49,384
 *Coca Cola Central Japan Co., Ltd.....................           3          17,618
 Computer Engineering & Consulting, Ltd................       8,000          80,510
 Copyer Co., Ltd.......................................      27,000          48,467
 Cosel Co., Ltd........................................      18,000         272,524
 Credia Co., Ltd.......................................      14,000         211,622
 #D'urban, Inc.........................................     114,000         125,004
 Dai Nippon Toryo, Ltd.................................     193,000         235,145
 Dai-Dan Co., Ltd......................................      80,000         295,657
 Daido Kogyo Co., Ltd..................................      60,000          85,286
 Daido Steel Sheet Corp................................      84,000          93,473
 #Daidoh, Ltd..........................................      54,000         257,465
 Daihen Corp...........................................     205,000         243,105
 Daiho Corp............................................      96,000         118,523
 Daiichi Cement Co., Ltd...............................      33,000          49,319
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         107,866
 *#Dai-Ichi Katei Denki Co., Ltd.......................      91,000          23,653
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000          80,168
 Daiken Corp...........................................     195,000         508,424
 #Daiki Co., Ltd.......................................      31,000         264,637
 Daiko Shoken Business Co., Ltd........................       6,000          17,593
 *#Daikyo, Inc.........................................     268,000         215,505
 #Daimei Telecom Engineering Corp......................      66,000         247,669
 Dainichi Co., Ltd.....................................       3,200           9,877
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         492,512
 Dainippon Shigyo Co., Ltd.............................      16,000          69,528
 Daiseki Co., Ltd......................................      24,000         389,682

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Daiso Co., Ltd........................................     112,000    $    211,053
 *#Daisue Construction Co., Ltd........................      92,500          43,577
 Daisyo Corp...........................................      24,000         228,078
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000          25,586
 Daiwa Industries, Ltd.................................      76,000         190,747
 Daiwa Kosho Lease Co., Ltd............................     101,000         244,469
 *Daiwa Seiko, Inc.....................................     145,000         109,531
 *Daiwabo Co., Ltd.....................................     262,000         195,783
 Daiwabo Information System Co., Ltd...................      22,000         145,635
 *#Dantani Corp........................................      68,000          22,645
 Danto Corp............................................      42,000         157,608
 Denki Kogyo Co., Ltd..................................      59,000         253,989
 Denyo Co., Ltd........................................      38,000         172,846
 #Deodeo Corp..........................................      71,600         329,748
 *Descente, Ltd........................................     133,000         216,057
 *Dia Kensetsu Co., Ltd................................      31,000          46,079
 Diamond Computer Service Co., Ltd.....................       8,000          46,655
 *Dijet Industrial Co., Ltd............................      34,000          40,320
 Doshisha Co., Ltd.....................................      15,000         165,332
 Dynic Corp............................................      52,000          66,312
 Eagle Industry Co., Ltd...............................      43,000         126,085
 *Eco-Tech Construction Co., Ltd.......................      68,000          35,901
 #Eiden Co., Ltd.......................................      40,000         169,921
 Eiken Chemical Co., Ltd...............................       9,000          74,272
 *Elna Co., Ltd........................................       5,000          12,427
 Enplas Corp...........................................      18,000         341,386
 *Enshu, Ltd...........................................      69,000          58,847
 *Ensuiko Sugar Refining Co., Ltd......................      23,000          42,034
 Exedy Corp............................................      71,000         320,065
 *FDK Corp.............................................      73,000         192,112
 *First Baking Co., Ltd................................      67,000          92,515
 Fontaine Co., Ltd.....................................       5,000          56,451
 Foster Electric Co., Ltd..............................      32,000          86,033
 France Bed Co., Ltd...................................     193,000         470,289
 *Fudo Construction Co., Ltd...........................     201,000         156,731
 Fuji Denki Reiki Co., Ltd.............................      81,800         235,868
 Fuji Kiko Co., Ltd....................................      51,000          78,292
 *Fuji Kisen Kaisha, Ltd...............................       8,000           9,097
 *Fuji Kosan Co., Ltd..................................     130,000          89,753
 Fuji Kyuko Co., Ltd...................................     107,000         371,106
 *#Fuji Spinning Co., Ltd., Tokyo......................     163,000          70,170
 Fujicco Co., Ltd......................................      42,000         403,913
 *Fujii & Co., Ltd.....................................      44,000             357
 *Fujiko Co., Ltd......................................      55,000             893
 Fujikura Kasei Co., Ltd...............................      15,000          54,217
 #Fujirebio, Inc.......................................      75,000         666,446
 Fujitec Co., Ltd......................................      82,000         286,397
 Fujitsu Business Systems, Ltd.........................      32,500         285,098
 Fujitsu Denso, Ltd....................................      36,000         221,353
 Fujitsu Devices, Inc..................................      14,000          93,132
 Fujitsu Kiden, Ltd....................................      16,000          51,334
 Fujiya Co., Ltd.......................................     190,000         307,109
 Fukuda Corp...........................................      65,000         172,642
 #Fukushima Bank, Ltd..................................     117,000         205,270
 *Fukusuke Corp........................................      95,000          62,502
 *Furukawa Battery Co., Ltd............................      45,000          80,778
 Furukawa Co., Ltd.....................................     208,000         199,357
 Fuso Lexel Inc........................................       8,000          38,923
 Fuso Pharmaceutical Industries, Ltd...................      78,000         300,936
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         178,385
                                                            SHARES           VALUE+
                                                            ------           ------

 Gastec Service, Inc...................................      41,000    $    184,826
 Genki Sushi Co., Ltd..................................       3,000          31,678
 Geostar Corp..........................................      10,000          52,227
 Godo Shusei Co., Ltd..................................      74,000         143,052
 *Godo Steel, Ltd......................................     245,000         167,160
 *Goldwin, Inc.........................................      47,000          60,317
 Gourmet Kineya Co., Ltd...............................      31,000         214,026
 *Graphtec Corp........................................      39,000          29,460
 Gun-Ei Chemical Industry Co., Ltd.....................     164,000         203,808
 *#Gunze Sangyo, Inc., Tokyo...........................      90,000         192,989
 Hac Kimisawa Co., Ltd.................................      41,000         270,745
 *Hakone Tozan Railway Co., Ltd........................      52,000         139,381
 *Hakuto Co., Ltd......................................      21,000         301,058
 Hakuyosha Co., Ltd....................................      57,000         160,654
 *Hanwa Co., Ltd.......................................     405,000         437,515
 #Happinet Corp........................................      15,000         150,468
 Harashin Co., Ltd.....................................       8,000          52,958
 Harima Chemicals, Inc.................................      37,000         100,678
 Harumoto Corp.........................................      32,000          55,103
 Hayashikane Sangyo Co., Ltd...........................     128,000         122,681
 Heiwado Co., Ltd......................................      49,000         363,772
 #Hibiya Engineering, Ltd..............................      60,000         326,522
 *#Hikari Tsushin, Inc.................................      32,000         287,210
 *Hirabo Corp..........................................      79,000          44,275
 Hisaka Works, Ltd.....................................      48,000         184,802
 Hitachi Electronics Engineering Co., Ltd..............      13,000          36,957
 Hitachi Kiden Kogyo, Ltd..............................      20,000          67,416
 Hitachi Koki Co., Ltd.................................     177,000         531,939
 Hitachi Medical Corp..................................      28,000         260,860
 Hitachi Metals Techno, Ltd............................      12,000          32,262
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         614,739
 #Hitachi Powdered Metal Co., Ltd......................      46,000         227,168
 *#Hitachi Seiki Co., Ltd..............................     141,000          91,621
 Hitachi Tool Engineering, Ltd.........................      30,000         109,653
 Hochiki Corp..........................................      42,000         118,376
 *Hodogaya Chemical Co., Ltd...........................     100,000         125,086
 *Hohsui Corp..........................................      56,000          36,389
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         232,724
 *Hokkaido Bank, Ltd...................................     329,000         285,934
 Hokkaido Coca Cola Bottling Co., Ltd..................      26,000         168,947
 Hokkaido Gas Co., Ltd.................................      87,000         175,956
 Hokko Chemical Industry Co., Ltd......................      41,000         106,899
 *Hoko Fishing Co., Ltd................................      79,000          35,934
 *Hokuriku Electric Industry Co., Ltd..................     112,000          81,874
 Hokuriku Electrical Construction Co., Ltd.............      36,000         103,512
 Hokuriku Gas Co., Ltd.................................      26,000          69,691
 *Hokushin Co., Ltd....................................      39,900          37,270
 Homac Corp............................................      60,000         336,269
 Honen Corp............................................     128,000         195,458
 Honshu Chemical Industry Co., Ltd.....................       3,000          14,109
 #Horiba, Ltd..........................................      54,000         386,417
 #Hosokawa Micron Corp.................................      40,000         174,145
 *Howa Machinery, Ltd..................................     181,000         105,852
 I-Net Corp............................................       5,000          23,880
 ISE Chemicals Corp....................................      17,000          49,985
 *Ichida and Co., Ltd..................................      78,000          15,839
 Ichikawa Co., Ltd.....................................      49,000         115,420
 Ichiken Co., Ltd......................................      48,000          36,648
 Ichikoh Industries, Ltd...............................     141,000         218,745

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Ichiyoshi Securities Co., Ltd.........................      36,000    $    116,963
 Idec Izumi Corp.......................................      60,000         316,775
 Ihara Chemical Industry Co., Ltd......................      80,000         143,605
 Iino Kaiun Kaisha, Ltd................................     161,000         226,234
 *#Ikegami Tsushinki Co., Ltd..........................     102,000          96,105
 Impact 21 Co., Ltd....................................      19,000         209,884
 Inaba Denki Sangyo Co., Ltd...........................      38,000         439,830
 Inaba Seisa Kusho Co., Ltd............................      12,000         168,719
 #Inabata and Co., Ltd., Osaka.........................      85,000         393,532
 Inageya Co., Ltd......................................      77,000         447,806
 Intec, Inc............................................      35,000         258,700
 *Inui Steamship Co., Ltd..............................      31,000          13,849
 *Iseki & Co., Ltd.....................................     322,000         154,310
 Ishii Hyoki Co., Ltd..................................       3,000          75,539
 #Ishii Iron Works Co., Ltd............................      52,000         178,661
 *Ishikawa Seisakusho, Ltd.............................      75,000          51,781
 Ishikawajima Transport Machinery Co., Ltd.............      16,000          33,789
 Ishizuka Glass Co., Ltd...............................      49,000          66,864
 Itochu Fuel Corp......................................     192,000       1,043,311
 *Itochu Warehouse Co., Ltd............................      15,000          19,494
 Itoki Crebio Corp.....................................      56,000         110,985
 Iuchi Seieido Co., Ltd................................      17,000         197,457
 Iwasaki Electric Co., Ltd.............................     110,000         285,016
 Iwatsu Electric Co., Ltd..............................     145,000         202,574
 *Izukyu Corp..........................................       5,000          63,761
 #Izumiya Co., Ltd.....................................     128,000         453,297
 *#Izutsuya Co., Ltd...................................     123,000         207,805
 JMS Co., Ltd..........................................      59,000         155,748
 *Jac Holdings Co., Ltd................................       5,000          31,881
 Jaccs Co., Ltd........................................      84,000         247,669
 Jamco Corp............................................      18,000          52,633
 *Janome Sewing Machine Co., Ltd.......................     224,000         123,721
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         126,223
 Japan Aviation Electronics Industry, Ltd..............     130,000         543,797
 #Japan Business Computer Co., Ltd.....................      34,000         447,384
 Japan Carlit Co., Ltd.................................      28,000         176,257
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          46,103
 Japan Digital Laboratory Co., Ltd.....................      28,100         253,347
 Japan Foundation Engineering Co., Ltd.................      49,200         168,242
 Japan Information Processing Service Co., Ltd.........      26,000         239,693
 Japan Kenzai Co., Ltd.................................       4,000          16,570
 Japan Maintenance Co., Ltd............................      27,000          84,433
 *Japan Metals & Chemicals Co., Ltd....................     201,000          78,365
 Japan Oil Transportation Co., Ltd.....................      45,000          73,833
 *Japan Paperboard Industries Co., Ltd., Tokyo.........     127,000         155,764
 Japan Pulp and Paper Co., Ltd.........................      99,000         292,700
 *#Japan Steel Works, Ltd..............................     546,000         545,487
 #Japan Storage Battery Co., Ltd.......................      63,000         134,581
 Japan Transcity Corp..................................      90,000         165,210
 Japan Vilene Co., Ltd.................................     101,000         185,403
 Japan Wool Textile Co., Ltd...........................     138,000         612,010
 Jastec Co., Ltd.......................................       5,000         140,112
 #Jeans Mate Corp......................................       9,800          77,212
 #Jeol, Ltd............................................      97,000         464,059
 Jidosha Denki Kogyo Co., Ltd..........................      10,000          15,433
 Joban Kosan Co., Ltd..................................     101,000         127,157
                                                            SHARES           VALUE+
                                                            ------           ------

 Joint Corp............................................       5,000    $    148,235
 #Joshin Denki Co., Ltd................................      98,000         131,340
 Jsp Corp..............................................      16,000          72,777
 *#Jujiya Co., Ltd.....................................     161,000          70,616
 Juken Sangyo Co., Ltd.................................      86,000         573,493
 #Juki Corp............................................     153,000         223,692
 K.R.S. Corp...........................................       8,000          73,589
 KTK Telecommunications Engineering Co., Ltd...........      43,050         185,326
 Kabuki-Za Co., Ltd....................................       5,000         161,637
 #Kaga Electronics Co., Ltd............................      33,000         354,350
 Kagawa Bank, Ltd......................................      68,350         349,756
 Kahma Co., Ltd........................................      46,000         212,970
 *Kakuei (L.) Corp.....................................     100,000             812
 Kameda Seika..........................................       9,000          37,355
 Kamei Corp............................................      59,000         265,011
 Kanaden Corp..........................................      50,000         164,886
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         421,067
 #Kanamoto Co., Ltd....................................      43,000         159,265
 *#Kanematsu Corp......................................     402,500         624,433
 Kanematsu Electronics, Ltd............................      38,000         215,748
 *Kanematsu-NNK Corp...................................      60,000          92,108
 Kanto Auto Works, Ltd., Yokosuka......................      78,000         481,498
 Kanto Bank, Ltd.......................................      19,100         180,736
 #Kanto Denka Kogyo Co., Ltd...........................      83,000         180,001
 Kanto Natural Gas Development Co., Ltd................     104,000         425,746
 *Kanto Special Steel Works, Ltd.......................      84,000          34,797
 *Kasai Kogyo Co., Ltd.................................      28,000          40,027
 Kasei (C.I.) Co., Ltd.................................      46,000         158,794
 Kasumi Co., Ltd.......................................     132,000         399,916
 Katakura Chikkarin Co., Ltd...........................      17,000          44,876
 #Katakura Industries Co., Ltd.........................      49,000         299,694
 Kato Sangyo Co., Ltd..................................      17,000          77,326
 Kato Spring Works Co., Ltd............................       8,000           9,812
 Kato Works Co., Ltd...................................      82,000          87,917
 Katsumura Construction Co., Ltd.......................      48,600          44,212
 Kawada Industries, Inc................................      76,000         121,609
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000          89,257
 *Kawashima Textile Manufacturers, Ltd.................     126,000         130,999
 *Kawasho Corp.........................................     222,000         187,531
 Kawasho Gecoss Corp...................................      52,000         131,356
 Kawasumi Laboratories, Inc............................      11,000         115,525
 Kayaba Industry Co., Ltd..............................     321,000         508,424
 Keihin Co., Ltd.......................................     100,000         119,400
 Keiyo Co., Ltd........................................     104,900         592,171
 #Kentucky Fried Chicken Japan, Ltd....................      10,000         207,122
 *Kenwood Corp.........................................     201,000         143,670
 Key Coffee, Inc.......................................      33,000         397,236
 *Kibun Food Chemifa Co., Ltd..........................       8,000          33,529
 *Kimmon Manufacturing Co., Ltd........................      41,000          39,296
 Kimura Chemical Plants Co., Ltd.......................      27,000          35,308
 *Kinki Nippon Tourist Co., Ltd........................     133,000         265,750
 *Kinki Sharyo Co., Ltd., Nagaokakyo...................     101,000          72,192
 Kinseki, Ltd..........................................      56,000         250,626
 *#Kinsho-Mataichi Corp................................      42,000          35,820
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          45,843
 Kioritz Corp..........................................      96,000         107,606
 Kishu Paper Co., Ltd..................................     125,000         155,342
 Kitagawa Iron Works Co., Ltd..........................     124,000         118,848

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Kita-Nippon Bank, Ltd.................................       6,806    $    291,885
 Kitano Construction Corp..............................     116,000         160,175
 Kitz Corp.............................................     234,000         300,303
 Koa Corp..............................................      38,000         324,085
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         205,270
 *Kobayashi Yoko Co., Ltd..............................       6,000          80,412
 Koito Industries, Ltd.................................       8,000          18,519
 *Kokune Corp..........................................      42,000          19,445
 Kokusai Kogyo Co., Ltd................................      60,000         227,591
 Komai Tekko, Inc......................................      53,000         115,371
 *Komatsu Construction Co., Ltd........................      29,000          27,795
 *Komatsu Electronics Metals Co., Ltd..................      13,000          43,081
 Komatsu Forklift Co., Ltd.............................     153,000         190,138
 Komatsu Seiren Co., Ltd...............................      75,000         162,652
 Komatsu Wall Industry Co., Ltd........................      14,000         134,865
 Komatsu Zenoah Co.....................................      73,000         152,978
 Konaka Co., Ltd.......................................      27,000         164,699
 Kondotec, Inc.........................................       1,500           6,104
 Konishi Co., Ltd......................................      28,000         231,749
 Kosaido Co., Ltd......................................      34,000         301,294
 *Kosei Securities Co., Ltd............................     137,000         152,450
 Krosaki Corp..........................................      96,000          94,350
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         201,323
 Kurabo Industries, Ltd................................     374,000         610,596
 Kurimoto, Ltd.........................................     204,000         444,070
 Kuroda Electric Co., Ltd..............................      18,000         241,968
 *Kyoden Co., Ltd......................................      17,000          47,224
 Kyodo Printing Co., Ltd...............................     132,000         379,545
 Kyodo Shiryo Co., Ltd.................................     145,000         114,242
 Kyoei Sangyo Co., Ltd.................................      44,000          95,065
 Kyoei Tanker Co., Ltd.................................      53,000          50,798
 Kyokuto Boeki Kaisha, Ltd.............................      36,000          88,015
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         209,363
 Kyokuyo Co., Ltd......................................     167,000         191,259
 Kyoritsu Maintenance Co., Ltd.........................       3,000          72,736
 Kyosan Electric Manufacturing Co., Ltd................      94,000         180,188
 *Kyowa Electronic Instruments Co., Ltd................      30,000          57,020
 Kyowa Leather Cloth Co., Ltd..........................      32,000         125,540
 #Kyudenko Corp........................................     122,000         436,013
 *#Kyushu Bank, Ltd....................................     192,000         394,556
 #Laox Co., Ltd........................................      21,000          43,837
 #Life Corp............................................      83,000         588,544
 *Lonseal Corp.........................................      18,000          11,404
 #MR Max Corp..........................................      56,300         133,987
 Maeda Road Construction Co., Ltd......................      88,000         319,504
 Maezawa Industries, Inc...............................      27,700         166,719
 Maezawa Kaisei Industries Co., Ltd....................      20,600         218,356
 Maezawa Kyuso Industries Co., Ltd.....................      10,000          60,106
 Magara Construction Co., Ltd..........................      61,000          56,979
 #Makino Milling Machine Co., Ltd......................      82,000         254,427
 *Mamiya-Op Co., Ltd...................................      26,000          29,777
 Mars Engineering Corp.................................       7,000         150,956
 Marubun Corp..........................................      37,800         236,719
 *Marudai Food Co., Ltd................................     232,000         229,898
 *Maruei Department Store Co., Ltd.....................      72,000          90,062
 #Maruetsu, Inc........................................     189,000         511,202
 Maruha Corp...........................................     434,000         433,592
 #Marusan Securities Co., Ltd..........................     117,000         364,925
 Maruwa Co., Ltd.......................................      13,000         188,059
                                                            SHARES           VALUE+
                                                            ------           ------

 *Maruwn Corp..........................................      44,000    $     67,546
 Maruyama Manufacturing Co., Inc.......................      73,000          74,710
 *#Maruzen Co., Ltd....................................     179,000         456,530
 Maruzen Co., Ltd......................................       5,000          14,214
 Maruzen Showa Unyu Co., Ltd...........................     175,000         321,243
 #Maspro Denkoh Corp...................................      27,000         269,746
 Matsuda Sangyo Co., Ltd...............................      19,000         183,494
 Matsui Construction Co., Ltd..........................      40,000         101,043
 Matsuo Bridge Co., Ltd................................      37,000          59,806
 Matsuya Co., Ltd......................................      74,000         248,839
 Matsuya Foods Co., Ltd................................      16,000         296,307
 Matsuzakaya Co., Ltd..................................     123,000         292,725
 Meiden Engineering Co., Ltd...........................      31,000         148,308
 *#Meidensha Corp......................................     296,000         564,997
 Meiji Shipping Co., Ltd...............................      47,000          61,081
 Meiko National Securities Co., Ltd....................      99,000         236,412
 *Meisei Industrial Co., Ltd...........................      29,000          47,817
 Meito Sangyo Co., Ltd.................................      38,000         534,895
 Meito Transportation Co., Ltd.........................       5,000          49,141
 *Meiwa Estate Co., Ltd................................      22,000         236,054
 *Meiwa Trading Co., Ltd...............................      55,000          98,282
 Melco, Inc............................................      10,000          93,002
 Mercian Corp..........................................     212,000         416,714
 *Milbon Co., Ltd......................................       8,000         190,390
 #Mimasu Semiconductor Industry Co., Ltd...............      30,000         354,057
 Miroku Jyoho Service Co., Ltd.........................       3,000          14,352
 #Misawa Homes Co., Ltd................................     190,000         452,176
 Misawa Resort Co., Ltd................................      40,000          66,604
 *Misawavan Corp.......................................      43,000          94,302
 Mito Securities Co., Ltd..............................      35,000          85,001
 Mitsuba Corp..........................................      67,000         244,347
 #Mitsubishi Cable Industries, Ltd.....................     270,000         350,889
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         142,549
 Mitsubishi Pencil Co., Ltd............................      61,000         357,729
 Mitsubishi Plastics, Inc..............................     310,000         417,981
 *Mitsubishi Shindoh Co., Ltd..........................      82,000          84,587
 Mitsubishi Steel Manufacturing Co., Ltd...............     253,000         180,838
 Mitsuboshi Belting, Ltd...............................     153,000         366,606
 *#Mitsui Construction Co., Ltd........................     157,000          86,715
 *Mitsui High-Tec, Inc.................................      38,000         306,184
 Mitsui Home Co., Ltd..................................      97,000         309,636
 Mitsui Matsushima Co., Ltd............................      90,000          97,226
 *Mitsui Mining Co., Ltd...............................     225,000         155,342
 Mitsui Sugar Co., Ltd.................................     116,000         191,267
 Mitsui-Soko Co., Ltd..................................     204,000         430,814
 Mitsumura Printing Co., Ltd...........................      23,000          53,243
 Mitsuuroko Co., Ltd...................................      76,000         422,854
 Miura Co., Ltd........................................      31,000         438,124
 Miura Printing Corp...................................      16,000          52,893
 Miyaji Iron Works Co. Ltd.............................      90,000         133,046
 Miyoshi Oil & Fat Co., Ltd............................     120,000         219,306
 Miyuki Keori Co., Ltd.................................      50,000         155,139
 Mizuno Corp...........................................     120,000         314,826
 Mkc-Stat Corp.........................................      41,000         361,327
 Morinaga & Co., Ltd...................................     220,000         398,487
 Morishita Jinton Co., Ltd.............................       8,800         110,790
 Morita Corp...........................................      72,000         201,177
 Moritex Corp..........................................       4,000          46,623
 Morozoff, Ltd., Osaka.................................      50,000          81,631
 Mory Industries, Inc..................................      66,000          91,134

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
                                                            SHARES           VALUE+
                                                            ------           ------
 #Mos Food Services, Inc...............................      47,000    $    307,313
 *Mutoh Industries, Ltd................................      61,000         101,076
 Mutow Co., Ltd........................................      38,000         144,758
 Mycal Hokkaido Corp...................................      26,000         152,052
 Myojo Foods Co., Ltd..................................      25,000          40,612
 NAC Co., Ltd..........................................      13,000          79,722
 NOF Corp..............................................      54,000         112,723
 *Nabco, Ltd...........................................     120,000         127,685
 Nachi-Fujikoshi Corp..................................     433,000         509,967
 Nagano Bank, Ltd......................................     122,000         422,139
 Nagano Japan Radio Co., Ltd...........................       6,000          13,889
 Nagatanien Co., Ltd...................................      56,000         341,143
 Naigai Clothes Co., Ltd...............................      30,000          73,346
 *Naigai Co., Ltd......................................     109,000          85,879
 Nakabayashi Co., Ltd..................................      92,000         165,893
 Nakamuraya Co., Ltd...................................      85,000         180,196
 *#Nakano Corp.........................................      66,000          29,484
 Nakayama Steel Works, Ltd.............................     206,000         195,767
 Nemic-Lambda KK.......................................       7,484          55,378
 Neturen Co., Ltd., Tokyo..............................      67,000         168,159
 Nichia Steel Works, Ltd...............................      64,900         170,268
 #Nichias Corp.........................................     237,000         442,754
 Nichiban Co., Ltd.....................................      58,000         140,388
 *Nichiboshin, Ltd.....................................       1,190             967
 Nichiha Corp..........................................      52,980         486,700
 *Nichimen Corp........................................     190,000         169,759
 Nichimen Infinity, Inc................................      15,000         166,307
 Nichimo Co., Ltd......................................      54,000          65,792
 *Nichimo Corp.........................................      85,000          40,044
 Nichireki Co., Ltd....................................      44,000         168,329
 Nichiro Corp..........................................     289,000         394,361
 Nidec Tosok Corp......................................       3,000          16,570
 Nihon Dempa Kogyo Co., Ltd............................      18,000         298,987
 Nihon Inter Electronics Corp..........................      11,000          12,330
 *Nihon Kentetsu Co., Ltd..............................      27,000          39,036
 Nihon Kohden Corp.....................................      85,000         249,927
 Nihon Matai Co., Ltd..................................      50,000          80,006
 Nihon Nohyaku Co., Ltd................................     103,000         140,551
 Nihon Nosan Kogyo KK..................................     201,000         267,748
 Nihon Parkerizing Co., Ltd............................      92,000         242,861
 *Nihon Shokuh Kako Co., Ltd...........................       4,000           9,260
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000          70,958
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          62,543
 *#Niigata Engineering Co., Ltd........................     142,000           2,307
 *Nikken Chemicals Co., Ltd............................     130,000         326,278
 Nikkiso Co., Ltd......................................     107,000         497,995
 Nikko Co., Ltd., Akashi...............................      65,000         147,828
 *Nippei Toyama Corp...................................      34,000          53,852
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         333,629
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          69,731
 *Nippon Carbon Co., Ltd...............................     177,000         162,457
 #Nippon Ceramic Co., Ltd..............................      20,000         250,659
 #Nippon Chemical Industrial Co., Ltd..................     131,000         221,320
 Nippon Chemi-Con Corp.................................     113,000         345,106
 *Nippon Chemiphar Co., Ltd............................      49,000         113,430
 Nippon Chutetsukan KK.................................      44,000          60,756
 *Nippon Columbia Co., Ltd.............................      99,000         112,577
 *Nippon Concrete Industries Co., Ltd..................      65,000          53,852
 Nippon Conlux Co., Ltd................................      63,000         267,115
 *Nippon Conveyor Co., Ltd.............................      43,000          21,305
                                                            SHARES           VALUE+
                                                            ------           ------

 Nippon Denko Co., Ltd.................................     159,000    $    249,253
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         431,302
 Nippon Denwa Shisetu Co., Ltd.........................      90,000         248,547
 Nippon Felt Co., Ltd..................................      28,000          85,058
 Nippon Fine Chemical Co., Ltd.........................      40,000         118,263
 Nippon Flour Mills Co., Ltd...........................     147,000         329,544
 Nippon Formula Feed Manufacturing Co., Ltd............     100,000          99,906
 Nippon Gas Co., Ltd...................................      62,000         376,183
 *Nippon Hume Pipe Co., Ltd............................      43,000          47,151
 *Nippon Kasei Chemical Co., Ltd.......................     154,000         206,391
 *Nippon Kinzoku Co., Ltd..............................      93,000          55,143
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         319,001
 Nippon Kokan Koji Corp................................      14,000          41,506
 #Nippon Konpo Unyu Soko Co., Ltd......................      59,000         400,631
 *Nippon Koshuha Steel Co., Ltd........................     151,000          69,910
 *Nippon Lace Co., Ltd.................................      26,000           8,870
 *Nippon Light Metal Co., Ltd..........................     243,000         181,585
 *Nippon Metal Industry Co., Ltd.......................     282,000         162,628
 Nippon Pipe Manufacturing Co., Ltd....................      35,000          84,717
 *Nippon Piston Ring Co., Ltd..........................     133,000          86,423
 Nippon Road Co., Ltd..................................     147,000         192,234
 Nippon Seiki Co., Ltd.................................      38,000         125,004
 Nippon Seisen Co., Ltd................................      39,000          82,678
 Nippon Sharyo, Ltd....................................     215,000         321,324
 Nippon Shinyaku Co., Ltd..............................      59,000         302,390
 Nippon Signal Co., Ltd................................     109,000         297,476
 Nippon Soda Co., Ltd..................................     129,000         356,250
 *Nippon Steel Chemical Co., Ltd.......................     241,000         281,881
 Nippon Suisan Kaisha, Ltd.............................     246,000         421,603
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         160,499
 Nippon Systemware Co., Ltd............................       6,000         239,287
 Nippon Thompson Co., Ltd..............................      54,000         284,220
 Nippon Tungsten Co., Ltd..............................       3,000           5,215
 Nippon Typewriter Co., Ltd............................      11,000          27,698
 *Nippon Valqua Industries, Ltd........................     119,000         132,420
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000          86,845
 Nippon Yusoki Co., Ltd................................      49,000         100,296
 Nishimatsuya Chain Co., Ltd...........................      17,000         329,324
 *Nissan Construction Co., Ltd.........................     128,000          39,508
 *#Nissan Diesel Motor Co., Ltd........................     284,000         219,143
 Nissan Shatai Co., Ltd................................     251,000         379,204
 *Nisseki House Industry Co., Ltd......................     260,000          76,026
 Nissha Printing Co., Ltd..............................      81,000         406,593
 #Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         264,670
 Nisshin Oil Mills, Ltd................................     122,000         351,783
 Nissin Corp...........................................     150,000         248,547
 Nissin Electric Co., Ltd..............................     187,000         294,666
 Nissin Kogyo Co., Ltd.................................       6,000         175,445
 Nissin Sugar Manufacturing Co., Ltd...................      48,000          58,871
 Nissui Pharmaceutical Co., Ltd........................      13,000          62,510
 Nitsuko Corp..........................................      75,000         266,822
 Nitta Corp............................................      42,000         310,440
 Nittetsu Mining Co., Ltd..............................     147,000         260,292
 #Nitto Boseki Co., Ltd................................     364,000         351,832
 #Nitto Construction Co., Ltd..........................      19,000          60,805
 Nitto Electric Works, Ltd.............................      67,000         463,117
 Nitto Flour Milling Co., Ltd..........................      54,000         102,197
 *Nitto Kohki Co., Ltd.................................      21,000         285,877
 Nitto Seiko Co., Ltd..................................      56,000          81,419

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nitto Seimo Co., Ltd.................................      32,000    $     14,555
 #Nittoc Construction Co., Ltd.........................      61,000         139,227
 Noda Corp.............................................       1,300           4,403
 Nohmi Bosai, Ltd......................................      59,000         274,116
 Nomura Co., Ltd.......................................       6,000          19,055
 O-M, Ltd..............................................      46,000          38,110
 *OKK Corp.............................................     101,000          66,450
 OSG Corp..............................................      87,000         283,368
 Obayashi Road Corp....................................      65,000         111,927
 *Odakyu Construction Co., Ltd.........................      29,000          53,706
 Odakyu Real Estate Co., Ltd...........................      58,000         114,007
 Ohki Corp.............................................      73,000         118,588
 *Ohkura Electric Co., Ltd.............................      34,000             828
 Ohtsu Tire & Rubber Co., Ltd..........................     126,000         153,514
 Oiles Corp............................................      30,000         419,118
 Okabe Co., Ltd........................................      39,000          96,616
 Okamoto Industries, Inc...............................     212,000         456,319
 Oki Electric Cable Co., Ltd...........................      56,000          90,516
 Okinawa Electric Power Co., Ltd.......................      10,000         168,135
 Okuma and Howa Machinery, Ltd.........................      69,000          54,924
 Okuma Corp............................................     113,000         195,499
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         269,015
 Olympic Corp..........................................      20,000         287,534
 *Ono Sokki Co., Ltd...................................      43,000          75,092
 *Optec Dai-Ichi Denko Co., Ltd........................     192,333          84,360
 Organo Corp...........................................     101,000         397,057
 *Orient Watch Co., Ltd................................      12,000          14,133
 Oriental Construction Co., Ltd........................      39,000         128,294
 Oriental Yeast Co., Ltd...............................      16,000          80,185
 Origin Electric Co., Ltd..............................      54,000         166,672
 Osaka Oxygen Industries, Ltd..........................     190,000         200,624
 Osaka Securities Finance Co., Ltd.....................      54,000          81,143
 Osaka Steel Co., Ltd..................................      62,000         251,796
 Osaki Electric Co., Ltd...............................      56,000         224,699
 #Oyo Corp.............................................      47,000         502,389
 P.S.C. Corp...........................................      35,000         114,851
 PCA Corp..............................................       3,000          23,149
 Pacific Industrial Co., Ltd...........................      78,000         205,904
 *Pacific Metals Co., Ltd..............................     299,000         199,146
 #Parco Co., Ltd.......................................      82,000         346,341
 *Pasco Corp...........................................     111,500         249,054
 #Penta-Ocean Construction Co., Ltd....................      72,000          78,950
 #Pigeon Corp..........................................      37,000         471,833
 Pilot Corp............................................      32,000         160,110
 *Pocket Card Co., Ltd.................................      26,000         267,569
 *Pokka Corp...........................................      48,000         109,166
 Poplar Co., Ltd.......................................       3,000          33,140
 *Press Kogyo Co., Ltd.................................     143,000          72,014
 *Prima Meat Packers, Ltd..............................     230,000         115,826
 Pulstec Industrial Co., Ltd...........................       7,200          28,539
 Q'Sai Co., Ltd........................................      28,000         114,396
 #RIGHT ON Co., Ltd....................................      14,000         112,122
 Raito Kogyo Co., Ltd..................................      84,900         289,630
 Rasa Industries, Ltd..................................     119,000         184,615
 Renown Look, Inc......................................      50,000          64,980
 *#Renown, Inc.........................................     402,000         218,770
 Rheon Automatic Machinery Co., Ltd....................      40,000         120,537
 Rhythm Watch Co., Ltd.................................     344,000         357,647
 Ricoh Elemex Corp.....................................      11,000          41,636
 #Ricoh Leasing Co., Ltd...............................       4,000          61,146
 Riken Corp............................................     193,000         487,533
                                                            SHARES           VALUE+
                                                            ------           ------

 Riken Keiki Co., Ltd..................................      33,000    $    119,010
 Riken Vinyl Industry Co., Ltd.........................     123,000         319,699
 Riken Vitamin Co., Ltd................................      16,000         211,833
 #Ringer Hut Co., Ltd..................................      26,000         223,854
 Rock Field Co., Ltd...................................      11,000         268,934
 Roland Corp...........................................      15,400         165,488
 Royal Co., Ltd........................................      62,000         532,800
 *Ryobi, Ltd...........................................     238,000         286,105
 Ryoden Trading Co., Ltd...............................      80,000         207,285
 Ryoyo Electro Corp....................................      45,000         397,309
 *S Foods, Inc.........................................      28,000         138,049
 S.T. Chemical Co., Ltd................................      48,000         239,774
 SMK Corp..............................................     127,000         342,475
 SPC Electronic Corp...................................      29,000         190,561
 SRL, Inc..............................................      23,000         246,597
 SXL Corp..............................................     148,000         199,552
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          70,357
 #Sagami Chain Co., Ltd................................      37,000         292,115
 Sagami Co., Ltd.......................................      60,000         156,438
 Sailor Pen Co., Ltd...................................      16,000          27,421
 Sakai Chemical Industry Co., Ltd......................      92,000         315,346
 Sakai Heavy Industries, Ltd...........................      60,000         104,779
 *Sakai Ovex Co., Ltd..................................      85,000          48,329
 Sakata Inx Corp.......................................      92,000         197,278
 *Sakurada Co., Ltd....................................      38,000          20,680
 San-Ai Oil Co., Ltd...................................     118,000         314,371
 Sankei Building Co., Ltd..............................      97,000         267,878
 Sanki Engineering Co., Ltd............................      76,000         385,816
 Sanko Co., Ltd........................................       2,000          11,371
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          42,107
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         151,630
 Sankyo Seiki Manufacturing Co., Ltd...................      76,000         278,405
 Sankyo Seiko Co., Ltd.................................      86,000         171,140
 *Sankyu, Inc., Tokyo..................................     415,000         394,385
 Sanoh Industrial Co., Ltd.............................      53,000         163,586
 Sanshin Electronics Co., Ltd..........................      51,000         229,491
 *Sanwa Electric Co., Ltd..............................      17,000          29,273
 Sanyo Denki Co., Ltd..................................      36,000          74,564
 Sanyo Engineering & Construction, Inc.................       9,000          23,393
 #Sanyo Industries, Ltd., Tokyo........................      48,000         153,222
 #Sanyo Shokai, Ltd....................................     200,000         953,575
 Sanyo Special Steel Co., Ltd..........................     339,000         335,928
 Sasebo Heavy Industries Co., Ltd., Tokyo..............     257,000         183,697
 *Sata Construction Co., Ltd., Gumma...................      61,000          51,529
 Sato Shoji Corp.......................................      31,000          98,956
 Satori Electric Co., Ltd..............................       2,400          13,685
 Sawafugji Electric Co., Ltd...........................      31,000          44,316
 Seika Corp............................................     145,000         176,663
 *Seikitokyu Kogyo Co., Ltd............................      86,000          66,360
 *Seiko Corp...........................................     102,407         294,455
 Seirei Industry Co., Ltd..............................      12,000          12,963
 Seiren Co., Ltd.......................................      81,000         199,349
 *Seiyo Food Systems, Inc..............................     137,000         375,005
 Sekisui Jushi Co., Ltd................................      85,000         283,067
 Sekisui Plastics Co., Ltd.............................     150,000         240,018
 *Sekiwa Real Eastate, Ltd.............................       7,000          27,064
 Senko Co., Ltd........................................     205,000         404,619
 Senshukai Co., Ltd....................................      70,000         224,017
 Shaddy Co., Ltd.......................................      27,000         314,923

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Shibaura Engineering Works Co., Ltd..................      71,000    $    186,849
 Shibusawa Warehouse Co., Ltd..........................     119,000         218,445
 Shibuya Kogyo Co., Ltd................................      54,000         344,310
 *Shikibo, Ltd.........................................     155,000          76,798
 #Shikoku Chemicals Corp...............................      89,000         307,231
 #Shikoku Coca-Cola Bottling Co., Ltd..................      31,000         271,939
 Shimizu Bank, Ltd.....................................      12,600         547,534
 *#Shimura Kako Co., Ltd...............................      55,000         104,536
 Shin Nippon Air Technologies Co., Ltd.................      37,180         118,683
 Shinagawa Fuel Co., Ltd...............................     160,000         708,277
 Shinagawa Refractories Co., Ltd.......................     116,000         151,695
 Shindengen Electric Manufacturing Co., Ltd............      68,000         186,134
 Shin-Etsu Polymer Co., Ltd............................      68,000         213,198
 Shinkawa, Ltd.........................................      17,000         263,459
 Shinki Co., Ltd.......................................      39,000         247,085
 *Shinko Electric Co., Ltd.............................     257,000         298,508
 Shinko Shoji Co., Ltd.................................      41,000         158,185
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         256,629
 *Shinmaywa Industries, Ltd............................     168,000         277,008
 *Shinsho Corp.........................................     110,000         130,446
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         125,654
 Shinyei Kaisha........................................      54,000          61,406
 Shiroki Co., Ltd......................................     132,000         214,432
 Sho-Bond Corp.........................................      24,100         234,901
 Shobunsha Publications, Inc...........................      25,000         253,826
 *#Shochiku Co., Ltd...................................      99,000         553,236
 Shoei Co., Ltd........................................       6,000          58,969
 Shoko Co., Ltd........................................     156,000         178,661
 Shokusan Bank, Ltd....................................      28,000          90,971
 *#Shokusan Jutaku Sogo Co., Ltd.......................     207,000          63,891
 *Showa Aircraft Industry Co., Ltd.....................      22,000          50,570
 #Showa Corp...........................................     117,000         880,001
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......     313,000         317,791
 Showa Highpolymer Co., Ltd............................      79,000         179,027
 Showa Mining Co., Ltd.................................       8,000           9,422
 Showa Sangyo Co., Ltd.................................     282,000         531,403
 Showa Tansan Co., Ltd.................................       9,000          21,931
 *#Silver Seiko, Ltd...................................      87,000          48,052
 Sintokogio, Ltd., Nagoya..............................     108,000         263,167
 *Snow Brand Food Co., Ltd.............................       7,000           7,789
 Snow Brand Seed Co., Ltd..............................       4,000          11,371
 Soda Nikka Co., Ltd...................................      35,000          52,593
 #Sodick Co., Ltd......................................      24,000          52,244
 *Sokkisha Co., Ltd....................................      40,000         119,887
 Sonton Food Industry Co., Ltd.........................      10,000          67,010
 Sotetsu Rosen Co., Ltd................................      42,000         172,277
 Sotoh Co., Ltd........................................       5,000          22,743
 Star Micronics Co., Ltd...............................      21,000         143,280
 Subaru Enterprise Co., Ltd............................      36,000         102,635
 *Sumida Corp..........................................       5,000          72,777
 Suminoe Textile Co., Ltd..............................     142,000         179,928
 *Sumitomo Coal Mining Co., Ltd........................     181,000          76,448
 *Sumitomo Construction Co., Ltd.......................     428,000         194,679
 Sumitomo Densetsu Co., Ltd............................      50,700         192,314
 *Sumitomo Light Metal Industries, Ltd.................     493,000         332,362
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         238,215
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         199,666
                                                            SHARES           VALUE+
                                                            ------           ------

 Sumitomo Special Metals Co., Ltd......................      50,000    $    267,634
 #Sumitomo Warehouse Co., Ltd..........................     203,000         580,397
 *Sun Wave Corp........................................      88,000         144,385
 Sun-S, Inc............................................      38,300         221,185
 SunTelephone Co., Ltd.................................      65,000         170,003
 Suruga Corp...........................................       5,000          56,857
 *#Suzutan Co., Ltd....................................      62,000         102,733
 T.Hasegawa Co., Ltd...................................      18,000         207,463
 TYK Corp..............................................      67,000         107,752
 Tabai Espec Corp......................................      34,000         167,907
 Tachihi Enterprise Co., Ltd...........................       8,000         168,947
 Tachikawa Corp........................................      14,000          73,914
 Tachi-S Co., Ltd......................................      16,000          64,590
 Tadano, Ltd...........................................     206,000         284,448
 Taihei Dengyo Kaisha, Ltd.............................      66,000         150,103
 Taihei Kogyo Co., Ltd.................................     114,000         123,152
 Taiheiyo Kouhatsu, Inc................................      90,000          77,488
 Taiho Kogyo Co., Ltd..................................      30,000         227,834
 Taikisha, Ltd.........................................      97,000         594,847
 #Taisei Fire & Marine Insurance Co., Ltd..............     118,000           2,875
 *Taisei Prefab Construction Co., Ltd..................     134,000         102,310
 Taisei Rotec Corp.....................................     127,000         155,764
 Taito Co., Ltd........................................      70,000         184,786
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         442,835
 Takada Kiko Co., Ltd..................................      31,000         104,495
 Takagi Securities Co., Ltd............................      34,000          70,422
 Takamatsu Corp........................................      12,500         106,607
 Takano Co., Ltd.......................................       7,000          52,309
 *Takaoka Electric Manufacturing Co., Ltd., Tokyo......     156,000         204,003
 *#Taka-Q Co., Ltd.....................................      69,500          37,258
 #Takara Co., Ltd......................................     108,000       1,021,966
 Takara Printing Co., Ltd..............................       6,000          38,598
 *Takarabune Corp......................................      52,000          34,634
 Takasago Electric Industry Co., Ltd...................      22,000         224,797
 #Takasago International Corp..........................      91,000         416,876
 *Takasaki Paper Manufacturing Co., Ltd................     157,000          63,761
 Takashima & Co., Ltd..................................      60,000          50,197
 Takigami Steel Construction Co., Ltd..................      18,000          52,049
 Takiron Co., Ltd......................................     140,000         325,223
 Tamura Corp...........................................     112,000         251,081
 *Tamura Electric Works, Ltd...........................      74,000         102,180
 *Tanseisha Co., Ltd...................................      26,000          76,026
 Tasaki Shinju Co., Ltd................................      53,000         175,640
 *Tateho Chemical Industries Co., Ltd..................      26,500          44,340
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         103,317
 Tayca Corp............................................      74,000         128,026
 Teac Corp.............................................     109,000         167,330
 Techno Ryowa, Ltd.....................................       3,400          11,737
 Tecmo, Ltd............................................      22,000         216,577
 Teijin Seiki Co., Ltd.................................     138,000         326,181
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         184,412
 *Teikoku Piston Ring Co., Ltd.........................      42,000          96,543
 Teikoku Sen-I Co., Ltd................................      39,000          82,362
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         187,961
 Teisan KK.............................................      39,000         162,189
 Tekken Corp...........................................     274,000         271,517
 Ten Allied Co., Ltd...................................      37,000         123,217

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tenma Corp............................................      50,000    $    560,448
 Teraoka Seisakusho Co., Ltd...........................      13,000          45,932
 Tetra Co., Ltd., Tokyo................................      41,000          63,607
 The Daito Bank, Ltd...................................     114,000         313,900
 Tigers Polymer Corp...................................       4,000          12,671
 *Titan Kogyo KK.......................................      36,000          40,060
 Toa Corp..............................................     293,000         302,244
 Toa Doro Kogyo Co., Ltd...............................      85,000         169,840
 *Toa Oil Co., Ltd.....................................      67,000          64,760
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          29,647
 *Tobu Store Co., Ltd..................................      71,000         107,265
 Tochigi Bank, Ltd.....................................      60,000         314,826
 Tochigi Fuji Industrial Co., Ltd......................      51,000          79,121
 Toda Kogyo Corp.......................................      88,000         290,199
 Todentu Corp..........................................      57,000         120,375
 Toenec Corp...........................................      80,000         274,863
 Tohcello Co., Ltd.....................................       8,000          16,895
 Toho Co., Ltd.........................................      35,000         250,740
 Toho Real Estate Co., Ltd.............................      98,000         342,280
 Toho Titanium Co., Ltd................................      20,000         105,104
 #Toho Zinc Co., Ltd...................................     205,000         294,723
 Tohoku Bank, Ltd......................................      44,000          76,481
 Tohoku Misawa Homes Co. Ltd...........................      24,000         101,953
 *Tohpe Corp...........................................      36,000          28,948
 Tohto Suisan Co., Ltd.................................      54,000          88,600
 Tokai Carbon Co., Ltd.................................     186,000         350,500
 #Tokai Corp...........................................     108,000         414,927
 *Tokai Kanko Co., Ltd.................................     333,000          97,372
 Tokai Pulp Co., Ltd...................................      88,000         290,913
 *Tokai Senko KK, Nagoya...............................      47,000          29,013
 Tokai Tokyo Securities Co., Ltd.......................     366,250         547,371
 Tokico, Ltd...........................................     189,000         345,407
 *Tokimec, Inc.........................................     119,000          99,557
 Tokin Corp............................................      56,000         250,626
 Toko Electric Corp....................................      39,000          89,964
 Toko, Inc.............................................      81,000         207,902
 Tokushima Bank, Ltd...................................      61,200         350,451
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         444,622
 Tokyo Biso Kogyo Corp.................................       5,000          24,489
 Tokyo Denki Komusho Co., Ltd..........................      57,000         158,802
 Tokyo Denpa Co., Ltd..................................      11,000         150,103
 Tokyo Kikai Seisakusho, Ltd...........................     132,000         396,700
 Tokyo Leasing Co., Ltd................................      29,000         141,330
 Tokyo Nissan Auto Sales Co., Ltd......................      63,000          63,964
 Tokyo Rakutenchi Co., Ltd.............................      92,000         272,004
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         220,687
 Tokyo Sangyo Co., Ltd.................................      36,500          87,755
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         213,121
 #Tokyo Tatemono Co., Ltd..............................     244,000         386,466
 *#Tokyo Tekko Co., Ltd................................      67,000         102,310
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         106,469
 Tokyo Tungsten Corp...................................      18,000         197,375
 Tokyotokeiba Co., Ltd.................................     422,000         394,182
 *Tokyu Car Corp.......................................     213,000         114,185
 Tokyu Community Corp..................................      19,000         232,416
 *#Tokyu Construction Co., Ltd.........................     356,000         190,845
 Tokyu Corp............................................      60,480         233,833
 *#Tokyu Department Store Co., Ltd.....................     406,000         385,832
 Tokyu Recreation Corp.................................      18,000          98,249
 Tokyu Store Chain Corp................................     175,000         471,914
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tokyu Tourist Corp...................................      38,000    $     35,495
 Toli Corp.............................................     101,000         167,355
 Tomato Bank, Ltd......................................     128,000         320,219
 Tomen Electronics Corp................................      10,000         334,645
 Tomoe Corp............................................      56,000          90,971
 *Tomoegawa Paper Co., Ltd.............................      55,000         138,934
 Tomoku Co., Ltd.......................................     185,000         318,562
 Tomy Co., Ltd.........................................      17,000         265,807
 Tonami Transportation Co., Ltd........................     173,000         333,028
 Topcon Corp...........................................      68,000         185,029
 Topre Corp............................................      85,000         289,281
 Topy Industries, Ltd..................................     325,000         467,243
 Torigoe Co., Ltd......................................      21,000          64,305
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         189,700
 Toshiba Ceramics Co., Ltd.............................     134,000         276,455
 Toshiba Chemical Corp.................................      27,000          37,282
 Toshiba Engineering & Construction Co., Ltd...........     101,000         191,966
 *Toshiba Machine Co., Ltd.............................     294,000         575,507
 Toshiba Tungaloy Co., Ltd.............................     124,000         279,997
 Tosho Printing Co., Ltd...............................      94,000         167,209
 Totenko Co., Ltd......................................      35,000          71,356
 Totetsu Kogyo Co., Ltd................................      53,000          79,641
 Totoku Electric Co., Ltd., Tokyo......................      62,000          69,496
 Tottori Bank, Ltd.....................................     127,000         354,853
 *#Towa Corp...........................................      28,000         225,154
 *#Towa Real Estate Development Co., Ltd...............     160,000          75,376
 Toyo Bussan Co., Ltd..................................      11,000          52,804
 #Toyo Chemical Co., Ltd...............................      52,000         126,288
 #Toyo Communication Equipment Co., Ltd................      79,000         286,186
 *Toyo Construction Co., Ltd...........................     290,000         157,819
 *Toyo Electric Co., Ltd...............................      67,000          50,611
 *#Toyo Engineering Corp...............................     247,000         306,955
 *Toyo Kanetsu KK......................................     206,000         148,917
 Toyo Kohan Co., Ltd...................................     140,000         301,343
 #Toyo Radiator Co., Ltd...............................     104,000         236,525
 Toyo Securities Co., Ltd..............................     113,000         178,060
 *#Toyo Shutter Co., Ltd...............................      77,000          28,770
 *Toyo Sugar Refining Co., Ltd.........................      60,000          40,937
 Toyo Tire & Rubber Co., Ltd...........................     307,000         476,276
 Toyo Umpanki Co., Ltd.................................     146,000         367,622
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         148,559
 Tsubaki Nakashima Co., Ltd............................      47,000         399,315
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          58,254
 *Tsudakoma Corp.......................................     101,000          68,090
 Tsugami Corp..........................................     124,000         165,178
 *Tsukamoto Co., Ltd...................................      44,000          42,886
 Tsukishima Kikai Co., Ltd.............................      60,000         324,085
 *Tsumura & Co.........................................     124,000         522,728
 Tsurumi Manufacturing Co., Ltd........................      42,000         178,759
 Tsurumi Soda Co., Ltd.................................       7,000          18,194
 Tsutsumi Jewelry Co., Ltd.............................      24,800         487,476
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         159,167
 *Tsuzuki Denki Co., Ltd...............................       5,000          10,437
 U-Shin, Ltd...........................................      38,000         120,375
 Ube Material Industries, Ltd..........................      16,000          14,685
 Uchida Yoko Co., Ltd..................................      72,000         276,033
 Ueki Corp.............................................      47,000          62,990

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Unicafe, Inc..........................................         200    $      2,697
 #Uniden Corp..........................................      76,000         224,699
 Unimat Offisco Corp...................................      27,700         265,490
 Unisia Jecs Corp......................................     215,000         267,188
 *#Unitika, Ltd........................................     699,000         493,950
 *Utoc Corp............................................      38,000          34,569
 Wakachiku Construction Co., Ltd.......................     194,000         159,151
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         147,374
 Wakodo Co., Ltd.......................................       2,000          58,969
 Warabeya Nichiyo Co., Ltd.............................       6,000          48,735
 Xebio Co., Ltd........................................      12,000         178,369
 Yahagi Construction Co., Ltd..........................      59,000         152,872
 Yamaichi Electronics Co., Ltd.........................      21,000         163,578
 Yamamura Glass Co., Ltd...............................     213,000         320,065
 *Yamatane Corp........................................     131,000         100,020
 Yamatane Securities Co., Ltd..........................     203,000         288,550
 Yamato Corp...........................................      36,000         169,012
 Yamato International, Inc.............................      43,000          51,342
 Yamato Kogyo Co., Ltd.................................     130,000         492,057
 Yamaura Corp..........................................      19,000          47,841
 Yamazen Co., Ltd......................................     140,000         193,314
 Yaoko Co., Ltd........................................      29,000         373,348
 Yasuda Warehouse Co., Ltd.............................      18,000          60,675
 Yellow Hat, Ltd., Tokyo...............................      44,000         291,271
 Yodogawa Steel Works, Ltd.............................     104,000         212,028
 Yokogawa Bridge Corp..................................      70,400         247,026
 *Yokohama Matsuzakaya, Ltd............................      27,000          17,764
 Yokohama Reito Co., Ltd...............................     111,000         549,970
 Yokowo Co., Ltd.......................................      28,000         192,177
 Yomeishu Seizo Co., Ltd...............................      46,000         297,038
 Yomiuri Land Co., Ltd.................................     157,000         474,383
 Yondenko Corp.........................................      58,800         203,935
 Yonekyu Corp..........................................      41,500         247,755
 Yonex Co., Ltd........................................       8,000          26,642
 Yorozu Corp...........................................      26,800          77,495
 Yoshihara Oil Mill, Ltd...............................      36,000          76,318
 #Yoshimoto Kogyo Co., Ltd.............................      60,000         564,347
 Yuasa Corp............................................     260,000         428,702
 Yuasa Funashoku Co., Ltd..............................      33,000          45,031
 *Yuasa Trading Co., Ltd...............................     174,000         124,371
                                                            SHARES           VALUE+
                                                            ------           ------

 *Yuken Kogyo Co., Ltd.................................      60,000    $     38,013
 *Yuki Gosei Kogyo Co., Ltd............................      14,000          44,690
 Yukiguni Maitake Co., Ltd.............................      12,000          57,507
 *Yuraku Real Estate Co., Ltd..........................      39,000          64,305
 Yurtec Corp...........................................     119,000         343,133
 *Yushin Precision Equipment Co., Ltd..................      12,000         308,978
 Yushiro Chemical Industry Co., Ltd....................      10,000          42,237
 #Zenchiku Co., Ltd....................................     126,000         153,514
 *Zenrin Co., Ltd......................................      31,600         282,336
 Zensho Co., Ltd.......................................       6,000          75,295
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $408,513,734)..................................                 188,976,874
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.8%)
 *Japanese Yen
   (Cost $1,488,247)...................................                   1,499,848
                                                                       ------------
TOTAL -- JAPAN
  (Cost $410,001,981)..................................                 190,476,722
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $8,277,323) to be
   repurchased at $8,155,359
   (Cost $8,154,000)...................................    $  8,154       8,154,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $418,155,981)++................................                $198,630,722
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $420,951,589.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
AUSTRALIA -- (30.5%)
COMMON STOCKS -- (30.4%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $      9,743
 A.P. Eagers, Ltd......................................       22,492         46,326
 ARB Corporation, Ltd..................................       12,738         67,909
 Abigroup, Ltd.........................................      129,710        158,541
 *Access1, Ltd.........................................       14,403            734
 Adelaide Bank, Ltd....................................      116,153        413,829
 Adelaide Brighton, Ltd................................      572,818        244,304
 Adsteam Marine, Ltd...................................      326,187        396,823
 Adtrans Group, Ltd....................................       29,000         26,848
 *Agenix, Ltd..........................................      149,379         25,251
 *Allstate Explorations NL.............................       49,087          3,191
 Altium................................................       44,500         72,907
 Amalgamated Holdings, Ltd.............................      266,483        311,854
 *Amity Oil NL.........................................       90,907         38,771
 *An Feng Kingstream Steel, Ltd........................      764,927          9,151
 *Anaconda Nickel NL...................................      500,170        195,110
 *Anzoil NL............................................      123,126          1,345
 Aquarius Platinum (Australia), Ltd....................       44,452        187,273
 *Ariadne Australia, Ltd...............................      270,353         30,232
 *Ashanti Goldfields Co., Ltd..........................       16,421         44,839
 Ashanti Goldfields Co., Ltd. (Stapled Shares).........       15,990         10,362
 *Asia Pacific Specialty Chemicals, Ltd................       88,182         27,978
 Atkins Carlyle, Ltd...................................       76,226        120,921
 *AuIron Energy, Ltd...................................      260,290         63,629
 *Auridiam Consolidated NL.............................       63,097          1,641
 *Aurora Gold, Ltd.....................................      226,812         18,875
 *Ausdoc Group, Ltd....................................      116,098        103,861
 *Ausdrill, Ltd........................................      103,961          5,083
 *Aussie Online, Ltd...................................       39,485          2,875
 *Austal, Ltd..........................................       35,300         24,786
 *Austar United Communications, Ltd....................      364,100         51,131
 *Austpac Resources NL.................................      355,118         17,177
 Australand Holdings, Ltd..............................      445,600        428,762
 *Australia Net.Com, Ltd...............................       36,169          3,292
 *Australian Magnesium Corp., Ltd......................       98,792         31,858
 Australian Oil & Gas Corp., Ltd.......................       98,394         76,764
 Australian Pharmaceutical Industries, Ltd.............      287,700        448,912
 Australian Pipeline Trust.............................      124,100        165,884
 #Australian Provincial Newspaper Holdings, Ltd........      395,312        711,403
 *Australian Resources, Ltd............................      141,446         16,921
 Australian Stock Exchange, Ltd........................       22,300        128,999
 Autron Corporation, Ltd...............................      452,247         54,101
 *Avatar Industries, Ltd...............................       45,901         16,712
 Bank of Queensland, Ltd...............................      134,036        439,199
 *Beach Petroleum NL...................................      371,700         10,826
 *Beaconsfield Gold NL.................................       89,078          9,498
 #Bendigo Bank, Ltd....................................      156,838        575,096
 *Bendigo Mining NL....................................      849,735         68,504
 *Beyond International, Ltd............................       61,256         15,930
 *Biota Holdings, Ltd..................................       97,808         34,593
 *Black Range Minerals NL..............................      169,951          5,304
 Blackmores, Ltd.......................................       27,894         98,075
 *Bligh Oil & Minerals NL Issue 00.....................       88,266          7,804
 *Boulder Group NL.....................................       78,500          5,308
                                                            SHARES           VALUE+
                                                            ------           ------

 Brandrill, Ltd........................................       97,929   $     35,654
 Brickworks, Ltd.......................................       57,178        179,922
 *Bridgestone Australia, Ltd...........................       49,000         24,466
 Bristile, Ltd.........................................       81,032        116,365
 *Buderim Ginger, Ltd..................................        7,889          1,846
 *Burns, Philp & Co., Ltd..............................      651,721        183,044
 Burswood, Ltd.........................................      205,200         78,979
 *CI Technologies Group, Ltd...........................      109,822         99,960
 Caltex Australia, Ltd.................................      407,700        303,233
 Campbell Brothers, Ltd................................       75,852        201,204
 *Cape Range, Ltd......................................      516,594         16,121
 Casinos Austria International, Ltd....................      258,299         80,607
 Cedar Woods Properties, Ltd...........................       50,913         11,916
 *Centamin Egypt, Ltd..................................      261,882         22,474
 *#Centaur Mining & Exploration, Ltd...................       62,058         15,493
 Central Equity, Ltd...................................      123,243        128,201
 Central Norseman Gold Corp., Ltd......................      409,800         62,877
 Centro Properties, Ltd................................      285,175        504,301
 *Charter Pacific Corp., Ltd...........................       72,823         36,740
 *Circadian Technologies, Ltd..........................       40,370         61,521
 *Cityview Energy Corp., Ltd...........................       52,581          5,743
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining Limited................................      163,017          4,663
 *Climax Mining, Ltd...................................      163,017          4,663
 #Clough, Ltd..........................................      429,098        216,485
 Coates Hire, Ltd......................................      273,026        186,027
 Comet Resources NL....................................       83,600          2,957
 Consolidated Manufacturing Industries, Ltd............       32,784         20,462
 Consolidated Minerals, Ltd............................      123,800         33,483
 Consolidated Paper Industries, Ltd....................       68,585         27,111
 *Coplex Resources NL..................................      231,400         10,832
 Corporate Express Australia, Ltd......................      352,710        926,422
 Coventry Group, Ltd...................................       63,616        137,314
 Crane (G.E) Holdings, Ltd.............................       98,940        421,974
 *Croesus Mining NL....................................       97,100         12,121
 *Cudgen RZ, Ltd.......................................       36,650          3,622
 *Dalrymple Resources New Shares.......................       12,577          3,729
 *Dalrymple Resources NL...............................       62,885         18,643
 Danks Holdings, Ltd...................................       10,425         44,462
 *Davnet, Ltd..........................................      402,200          7,531
 #Delta Gold NL........................................      442,483        552,341
 *Denehurst, Ltd.......................................       95,000          3,607
 *Devine, Ltd..........................................       44,183          8,043
 *Diamin Resources NL..................................      212,131         13,792
 *Dominion Mining, Ltd.................................      168,015         31,459
 Downer Group, Ltd.....................................      368,611        153,376
 *Durban Roodepoort Deep, Ltd..........................       18,619         21,499
 E.R.G. Limited........................................      108,020         30,339
 *Easycall Communications (Philippines), Ltd...........      177,300          7,377
 *Ecorp, Ltd...........................................      254,988         59,017
 *Emporer Mines, Ltd...................................      120,600         21,013
 Energy Developments, Ltd..............................      163,532        660,456
 *Energy Equity Corp., Ltd.............................      325,630          9,484
 Energy Resources of Australia, Ltd. Series A..........      231,589        228,861
 Envestra, Ltd.........................................      300,200        142,086

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Environmental Solutions International, Ltd............       67,364   $     23,475
 Equigold NL...........................................       99,000         27,805
 Fleetwood Corp., Ltd..................................       43,287         35,798
 Foodland Associates, Ltd..............................      117,244        756,889
 *Forest Place Group, Ltd..............................       85,192         16,395
 *Formulab Neuronetics Corp., Ltd......................        1,061            251
 Forrester Parker Group, Ltd...........................      142,602         72,686
 Freedom Furniture, Ltd................................      133,595        111,871
 Futuris Corp., Ltd....................................      640,000        586,857
 GRD NL................................................      142,500         92,646
 GUD Holdings, Ltd.....................................       83,979         80,806
 GWA International, Ltd................................      415,102        526,798
 Gazal Corp., Ltd......................................       71,177         78,113
 *Geo2, Ltd............................................      164,199          5,124
 George Weston Foods, Ltd..............................       77,119        210,381
 *Golden West Refining Corp., Ltd......................       17,330          3,245
 Goldfields, Ltd.......................................      477,502        630,576
 *Goldstream Mining NL.................................       90,901         25,058
 Gowing Bros., Ltd.....................................       53,962         59,782
 *Gowing Retail........................................        3,615              0
 *Gradipore, Ltd.......................................       21,628         35,997
 Graincorp, Ltd. Series A..............................       36,600        205,591
 Grand Hotel Group.....................................      369,971        150,094
 *Greenfields Energy Corp., Ltd........................      193,687          9,369
 *Green's Foods, Ltd...................................       66,082         14,092
 Gunns, Ltd............................................       83,239        180,968
 *Gutnick Resources NL.................................      146,152          4,561
 *Gympie Gold, Ltd.....................................      205,364         86,519
 *HIH Insurance, Ltd...................................      791,605         72,052
 *Hamilton Island, Ltd.................................       52,600         56,084
 Hancock and Gore, Ltd.................................       54,806         35,347
 *Haoma Mining NL......................................       98,816          5,037
 *Hardman Resources NL.................................      337,382         84,229
 *Hartley Poynton, Ltd.................................       84,981         29,614
 Healthscope, Ltd......................................       59,654         72,603
 *Helix Resources NL...................................       25,000          5,201
 Henry Walker Group, Ltd...............................      287,948        179,719
 *Herald Resources, Ltd................................       69,910         14,908
 Hills Industries, Ltd.................................      229,725        350,087
 Hills Motorway Group Hly..............................      279,349        727,922
 Housewares International, Ltd.........................       87,100         41,678
 Iluka Resources, Ltd..................................      293,919        584,582
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          2,149
 Institute of Drug Technology Australia, Ltd...........       44,372         96,930
 *Intellect Holdings, Ltd..............................       75,070         37,874
 Ipoh, Ltd.............................................      179,956        148,821
 Iron Carbide Australia, Ltd...........................       92,740         82,965
 *Ixla, Ltd............................................       89,921          1,310
 *Jingellic Minerals NL................................        4,329              0
 *Johnson's Well Mining NL.............................      200,000          5,461
 Jones (David), Ltd....................................      615,898        377,999
 Joyce Corp., Ltd......................................       13,049          4,412
 *Jubilee Gold Mines NL................................      133,974        104,523
 Jupiters, Ltd.........................................      208,795        519,748
 KTS Corp., Ltd........................................       43,000         67,095
 *Keycorp, Ltd.........................................       67,609         73,845
 Kidston Gold Mines, Ltd...............................      246,300         27,414
 King Island (The) Co., Ltd............................       22,000         37,303
 *Kingsgate Consolidated NL............................       83,407         58,131
                                                            SHARES           VALUE+
                                                            ------           ------

 *Kresta Holdings, Ltd.................................       56,700   $      1,622
 Lemarne Corp., Ltd....................................       20,790         14,598
 *Lynas Gold NL........................................       40,500          5,687
 *MacMahon Holdings, Ltd...............................      192,179         12,994
 Magellan Petroleum Australia, Ltd.....................       32,760         29,818
 Maryborough Sugar Factory, Ltd........................          600          1,810
 Maxi-Cube, Ltd........................................      137,121         10,341
 McConnell Dowell Corp., Ltd...........................       62,776         42,446
 McGuigan (Brian) Wines, Ltd...........................       52,474        120,087
 McPherson's, Ltd......................................       61,500         39,664
 *Metal Storm, Ltd.....................................       22,100         16,897
 *Micromedical Industries, Ltd.........................      150,461         53,215
 *Mikoh Corp., Ltd.....................................       39,999          1,207
 Miller's Retail, Ltd..................................      101,160        165,737
 *Mineral Deposits, Ltd................................       49,458          4,630
 Mobile Innovations, Ltd...............................       84,600          5,280
 Monadelphous Group, Ltd...............................       18,988         15,802
 *Mosaic Oil NL........................................      345,724         38,661
 *Murchison United NL..................................       71,536         33,858
 *Namoi Cotton Cooperative, Ltd........................      135,353         16,192
 National Can Industries, Ltd..........................       97,017         42,891
 National Foods, Ltd...................................      469,435        661,186
 *Nautronix, Ltd.......................................       74,694         25,252
 Neverfail Springwater, Ltd............................       24,426         43,957
 *New Tel, Ltd.........................................      118,238         20,602
 Newcrest Mining, Ltd..................................      131,038        243,995
 Normandy Mt. Leyshon, Ltd.............................      133,376          8,325
 *Normans Wine, Ltd....................................       35,848          2,051
 North Flinders Mines, Ltd.............................       99,807        545,067
 *Novogen, Ltd.........................................      105,184         84,797
 *Novus Petroleum, Ltd.................................      245,359        214,393
 Nufarm, Ltd...........................................      391,902        623,733
 OPSM Protector, Ltd...................................      257,306        548,966
 Oil Company of Australia, Ltd.........................       51,800         80,826
 *Online Advantage, Ltd................................        2,475             39
 *Orbital Engine Corp., Ltd............................      537,358        167,693
 Orica, Ltd............................................       60,667        217,785
 *Oriel Communications, Ltd............................       27,653            583
 *Oropa, Ltd...........................................      333,580          4,685
 Oroton International, Ltd.............................       38,427         73,950
 *PMP Communications, Ltd..............................      381,871        148,963
 Pacific BBA, Ltd......................................      279,219        512,648
 Pacific Dunlop, Ltd...................................      474,235        239,257
 Pacific Hydro, Ltd....................................      149,783        335,768
 *Pan Pacific Petroleum NL.............................      327,800         15,344
 *Pan Palladium, Ltd...................................        3,925            286
 Paperlinx, Ltd........................................      215,513        526,382
 *Pasminco, Ltd........................................    1,000,857         26,028
 *Payce Consolidated, Ltd..............................       18,000          6,741
 Penfold (W.C.), Ltd...................................       14,100         11,184
 *Peptide Technology, Ltd..............................      176,600        387,617
 *Perilya Mines NL.....................................      263,500         57,561
 Permanent Trustee Co., Ltd............................       20,052         76,656
 Perpetual Trustees Australia, Ltd.....................       47,694      1,019,543
 Peter Lehmann Wines, Ltd..............................       35,586         65,706
 *Petsec Energy, Ltd...................................       97,992          7,900
 *Pima Mining NL.......................................      236,061         25,170
 Plaspak Group, Ltd....................................       86,045         38,040
 *Pocketmail Group, Ltd................................       10,933            222
 *Polartechnics, Ltd...................................       37,205         67,728
 *Port Douglas Reef Resorts, Ltd.......................      251,655         11,518
 Portman Mining, Ltd...................................      241,600        165,871

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Powerlan, Ltd........................................      182,400   $     45,537
 *Precious Metals Australia, Ltd.......................       10,606          1,103
 *Preston Resources NL.................................       64,000          8,988
 Primary Health Care, Ltd..............................       42,300        110,004
 Prime Television, Ltd.................................      172,440        174,893
 *Progen Industries, Ltd...............................       24,788         16,116
 *Prophecy International Holdings, Ltd.................       51,900          8,638
 *Psiron, Ltd..........................................       40,381          1,722
 *Quantum Resources, Ltd...............................      115,007          1,854
 Queensland Cotton Holdings, Ltd.......................       39,866         66,144
 *Quiktrak Networks New Shares.........................      158,598          2,722
 *Quiktrak Networks, Ltd...............................      396,495          6,805
 Raptis Group, Ltd.....................................       12,000          1,279
 #Rebel Sport, Ltd.....................................       77,898         59,558
 *Redfire Resources NL.................................       27,900          1,292
 Reece Australia, Ltd..................................       32,100        350,610
 *Reinsurance Australia Corp., Ltd.....................      399,993         14,979
 *Renewable Energy Corp., Ltd..........................      104,360         51,565
 *Resolute Mining, Ltd.................................       64,809         16,517
 Ridley Corp., Ltd.....................................      578,840        322,138
 Rock Building Society, Ltd............................       11,373         17,805
 Rural Press, Ltd......................................      211,201        538,260
 SPC, Ltd..............................................       91,854         42,997
 Sabre Group, Ltd......................................       40,702         35,565
 Schaffer Corp., Ltd...................................       16,698         39,516
 Scientific Services, Ltd..............................      122,237         40,690
 Select Harvests, Ltd..................................       41,257         41,844
 Servcorp, Ltd.........................................       21,300         39,882
 *Shield Telecommunications, Ltd.......................      286,300          4,318
 Sigma Co., Ltd........................................       69,800        121,619
 *Silex System, Ltd....................................       60,600         86,362
 Simeon Wines, Ltd.....................................      203,870        240,702
 #Simsmetal, Ltd.......................................      168,578        464,704
 Singleton Group, Ltd..................................      134,020        268,368
 *Sino Securities International, Ltd...................        8,118          1,647
 *Skilled Engineering, Ltd.............................      127,146         54,888
 *Smarttrans Holdings, Ltd.............................      222,685          2,953
 *Smorgon Steel Group, Ltd.............................      385,500        198,499
 Snack Foods, Ltd......................................      137,218        102,058
 *Solution 6 Holdings, Ltd.............................      167,494         61,853
 Sonic Healthcare, Ltd.................................       84,443        338,492
 Sons of Gwalia, Ltd...................................      236,162        890,037
 Southern Cross Broadcasting (Australia), Ltd..........       78,654        443,455
 *Southern Pacific Petroleum NL........................      370,840        119,585
 *Southern Star Group, Ltd.............................      154,982         36,274
 *Spectrum Network Systems, Ltd. Series B..............      616,446         73,743
 *Sphere Investments, Ltd..............................       27,480          1,858
 #Spotless Group, Ltd..................................      438,502      1,160,885
 *St. Barbara Mines, Ltd...............................      375,500         42,967
 *Star Games, Ltd......................................       90,810         30,701
 *Straits Resources, Ltd...............................       56,534         11,615
 *Strategic Minerals Corp. NL..........................       13,100            443
 *Striker Resources NL.................................      316,300          8,061
 Structural Systems, Ltd...............................       26,367         12,754
 *Sunland Group, Ltd...................................       75,095         16,795
 *Surfboard, Ltd.......................................       57,506          3,888
 Sydney Aquarium, Ltd..................................       24,135         41,676
 Tab Queensland, Ltd...................................       66,700        104,283
 Tab, Ltd..............................................      110,000        155,619
 *Takoradi, Ltd........................................      993,152          8,265
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tandou, Ltd..........................................        3,100   $      1,886
 *Tap Oil, Ltd.........................................      193,100        133,879
 Tassal, Ltd...........................................       96,243         27,031
 Technology One, Ltd...................................      161,600         76,486
 Television & Media Services, Ltd......................      214,561         71,422
 Tempo Service, Ltd....................................       98,174        133,782
 Ten Network Holdings, Ltd.............................      194,200        210,093
 Thakral Holdings Group................................    1,249,419        357,413
 *The Gribbles Group, Ltd..............................      113,700         63,277
 *Third Rail, Ltd......................................      151,200          3,146
 Ticor, Ltd............................................      347,850        211,679
 Timbercorp, Ltd.......................................      239,344         79,049
 *Titan Resources NL...................................       50,000          4,681
 #Toll Holdings, Ltd...................................       95,694      1,438,409
 *Tooth & Co., Ltd.....................................      153,000         12,335
 Tourism Assets Holdings, Ltd..........................      394,364        153,836
 Triako Resources, Ltd.................................        5,400          2,106
 Troy Resources NL.....................................       22,548         12,666
 *Union Capital, Ltd...................................      395,200          3,083
 United Construction Group, Ltd........................       81,554         97,560
 *United Energy, Ltd...................................       92,300        131,538
 Utility Services Corp., Ltd...........................      116,121         37,446
 *Valdera Resources, Ltd...............................        5,531              0
 *VeCommerce, Ltd......................................       13,680         17,076
 *Victoria Petroleum NL................................      347,973          5,611
 Villa World, Ltd......................................      134,700         44,838
 Village Roadshow, Ltd.................................      356,394        363,317
 Vision Systems, Ltd...................................      181,450        196,300
 *Voicenet (Australia), Ltd............................      112,661          2,754
 *Vos Industries, Ltd..................................      102,161          2,072
 Waterco, Ltd..........................................       22,304         19,373
 Watpac, Ltd...........................................      122,796         21,715
 Wattyl, Ltd...........................................      152,432        176,799
 *Webster, Ltd.........................................       33,551          6,631
 West Australian Newspapers Holdings, Ltd..............       78,440        211,251
 *Westel Group, Ltd....................................      164,855          6,774
 *Western Metals, Ltd..................................      385,787          5,618
 White (Joe) Maltings, Ltd.............................       14,067         32,192
 Wide Bay Capricorn Building Society, Ltd..............       26,958         73,612
 *Williams (R.M.) Holdings, Ltd........................       24,075         13,774
 *Yates, Ltd...........................................       60,281          5,017
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,620,760)...................................                  39,843,125
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $57,239)......................................                      57,789
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969)......................................       55,477         48,360
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Access1 Options 11/30/02.............................        1,310             14
 *Access1, Ltd. Rights Open Pay Date...................       14,402              0
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369             71
 *Apn News & Media Rights..............................      219,635         35,413
 *Australian Magnesium Corp., Ltd. Warrants 07/31/05...       49,396              0

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148   $          0
 *Beaconsfield Gold NL Options 03/15/02................        8,908             46
 *Cape Range Wireless, Ltd. Rights 10/24/01............      103,319          1,451
 *Cape Range Options...................................      103,319              0
 *ERG, Ltd. Rights. 12/11/01...........................       32,406            506
 *Energy Equity Corp., Ltd. Rights 12/07/01............       81,408              0
 *Polartechnics, Ltd. Rights 12/14/01..................        6,202          3,661
 *Quiktrak Networks, Ltd. Options 12/31/04.............       79,299            247
 *Surfboard, Ltd. Options 12/31/01.....................       28,753             15
                                                                       ------------
TOTAL RIGHTS/WARRANTS/ OPTIONS
  (Cost $4,661)........................................                      41,424
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $53,742,629)...................................                  39,990,698
                                                                       ------------
HONG KONG -- (29.1%)
COMMON STOCKS -- (28.9%)
 ABC Communications (Holdings), Ltd....................      930,000         24,328
 ALCO Holdings, Ltd....................................      314,000         20,535
 ASM Pacific Technology, Ltd...........................      182,000        326,728
 *AWT World Transport Holdings, Ltd....................      250,800            322
 *Acme Landis Holdings, Ltd............................      170,000          7,194
 Aeon Credit Service (Asia) Co., Ltd...................      200,000         69,244
 *Allied Group, Ltd....................................    7,298,000        393,043
 *Allied Properties (Hong Kong), Ltd...................   10,179,000        313,259
 *Anex International Holdings, Ltd.....................      152,000          1,325
 *Applied International Holdings, Ltd..................    1,243,000         17,692
 Arts Optical International Holdings, Ltd..............      164,000         35,750
 *Asia Commercial Holdings, Ltd........................       72,800          2,520
 Asia Financial Holdings, Ltd..........................    1,976,908        263,637
 Asia Satellite Telecommunications Holdings, Ltd.......      187,000        267,364
 *Asia Securities International, Ltd...................    2,386,600        105,581
 Asia Standard Hotel Group, Ltd........................       38,000          1,243
 *Asia Standard International Group, Ltd...............    2,870,000        128,806
 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000         55,308
 Associated International Hotels, Ltd..................      898,000        426,054
 *B-Tech (Holdings), Ltd...............................      248,400            414
 *Beauforte Investors Corp., Ltd.......................       72,000         59,088
 *Beijing Development (Hong Kong), Ltd.................      166,000         20,647
 *Bossini International Holdings, Ltd..................      122,000          8,604
 Boto International Holdings, Ltd......................    2,290,000         93,966
 *Burwill Holdings, Ltd................................    2,059,200        176,913
 *CCT Telecom Holdings, Ltd............................      144,970         59,951
 *CEC International Holdings, Ltd......................      210,000         10,098
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 CNPC (Hong Kong), Ltd.................................    2,490,000        185,189
 *CNT Group, Ltd.......................................    3,078,000         96,699
 Cafe de Coral Holdings, Ltd...........................    1,191,000        675,790
 *Capetronic International Holdings, Ltd...............      292,490         82,513
 *Capital Asia, Ltd....................................       98,736          1,038
 *Cash On-Line, Ltd....................................       90,073            924
                                                            SHARES           VALUE+
                                                            ------           ------

 *Catic International Holdings, Ltd....................    1,224,000   $     38,610
 *Central China Enterprises, Ltd.......................    2,104,000         32,375
 *Century City International Holdings, Ltd.............      542,056          3,684
 Champion Technology Holdings, Ltd.....................   24,074,014        348,830
 *Cheerful Holdings, Ltd...............................    2,560,735         35,791
 #Chen Hsong Holdings, Ltd.............................    1,515,000        252,547
 *Cheuk Nang Technologies (Holdings), Ltd..............    7,500,080         27,890
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         25,882
 *Cheung Wah Development Co., Ltd......................      904,000         37,094
 Chevalier (OA) International, Ltd.....................    1,776,251         63,775
 *Chevalier Construction Holdings, Ltd.................      131,203          2,019
 Chevalier International Holdings, Ltd.................    3,127,914        216,588
 *China Aerospace International Holdings, Ltd..........    1,499,400        128,819
 *China Development Corp., Ltd.........................    1,725,000         11,060
 *China Digicontent Co., Ltd...........................    2,710,000          3,475
 *China Everbright International, Ltd..................    1,975,000         81,041
 *China Everbright Technology, Ltd.....................    3,244,000        149,751
 China Foods Holdings, Ltd.............................    1,544,000        326,677
 China Hong-Kong Photo Products Holdings, Ltd..........    2,338,000        194,870
 *China Investments Holdings, Ltd......................      175,000          7,517
 China Motor Bus Co., Ltd..............................      114,200        966,489
 China Online (Bermuda), Ltd...........................   10,580,000         96,323
 China Overseas Land & Investment, Ltd.................    4,558,000        572,779
 *China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        244,446
 China Rare Earth Holdings, Ltd........................      274,000         72,905
 China Resources Beijing Land, Ltd.....................      718,000        163,882
 *China Sci-Tech Holdings, Ltd.........................    2,786,000         27,865
 *China Star Entertainment, Ltd........................    1,676,400         45,142
 *China Strategic Holdings, Ltd........................      376,000         18,562
 #China Travel International Investment, Ltd...........    2,730,000        546,102
 *China United Holdings, Ltd...........................    1,639,800          2,103
 *Chinese Estates Holdings, Ltd........................    1,204,000        115,791
 *Chinney Investments, Ltd.............................    1,144,000         33,886
 Chow Sang Sang Holdings International, Ltd............    1,098,400        177,467
 Chuangs China Investments, Ltd........................    1,347,000         48,363
 Chuang's Consortium International, Ltd................    1,858,884         42,905
 Chun Wo Holdings, Ltd.................................    1,671,917         60,029
 *Cig-Wh International Holdings, Ltd...................      472,000         10,531
 *Citic Ka Wah Bank, Ltd...............................    1,098,000        316,790
 *Climax International Co., Ltd........................      296,000          1,177
 *Companion Building Material International Holdings,
   Ltd.................................................    1,731,606          4,663
 *Compass Pacific Holdings, Ltd........................      416,000         25,872
 Continental Holdings, Ltd.............................       98,825          4,625
 *Continental Mariner Investment Co., Ltd..............    1,629,000        181,730
 Coslight Technology International Group, Ltd..........      144,000         38,315
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         36,766
 *Crocodile Garments, Ltd..............................    1,539,000         30,194
 Cross Harbour Tunnel Co., Ltd.........................      365,603        146,503
 *Culturecom Holdings, Ltd.............................    2,161,000         95,601
 *Cybersonic Technology, Ltd...........................      193,000          1,683

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *DC Finance Holdings, Ltd.............................       27,000   $        519
 *Dah Hwa International Holdings, Ltd..................    1,122,000         13,668
 Daido Group, Ltd......................................      223,000          2,288
 Dickson Concepts International, Ltd...................      222,000         45,547
 *DigitalHongKong.com..................................       15,318            570
 *Dransfield Holdings, Ltd.............................      190,000            950
 Dynamic Holdings, Ltd.................................      158,000         37,481
 *Easyknit International Holdings, Ltd.................      707,150         13,239
 #Egana International Holdings, Ltd....................   19,766,208        486,644
 Egana Jewelry & Pearls, Ltd...........................    3,317,899         64,669
 *Ehealthcareasia, Ltd.................................       66,900            223
 Elec & Eltek International Holdings, Ltd..............    3,078,790        339,520
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         27,230
 Emperor International Holdings, Ltd...................      644,369         38,008
 *Essential Enterprises Co., Ltd.......................      320,000         13,336
 *Esun Holdings, Ltd...................................      653,600         42,743
 *Fairwood Holdings, Ltd...............................      426,000          5,681
 *Fairyoung Holdings, Ltd..............................    1,446,000         23,363
 Far East Consortium International, Ltd................    1,641,378        104,184
 *Far East Holdings International, Ltd.................       70,000          1,795
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         92,667
 First Sign International Holdings, Ltd................    1,050,000         27,063
 Fong's Industries Co., Ltd............................      962,000         83,882
 *Fortuna International Holdings, Ltd..................    2,727,000         11,539
 *Founder Holdings, Ltd................................      590,000         96,082
 Fountain Set Holdings, Ltd............................    1,274,000        186,235
 Four Seas Frozen Food Holdings, Ltd...................      347,184         19,366
 Four Seas Mercantile Holdings, Ltd....................      592,000        159,414
 *Fourseas.Com, Ltd....................................       60,000          2,731
 Frankie Dominion International, Ltd...................      630,173         17,212
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000         16,321
 *G-Prop (Holdings), Ltd...............................       28,365            393
 *Geomaxima Holdings, Ltd..............................      650,000         75,848
 Giordano International, Ltd...........................      686,000        312,276
 *Global Tech (Holdings), Ltd..........................    2,220,000        176,495
 Glorious Sun Enterprises, Ltd.........................      840,000        126,024
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        194,232
 Golden Resources Development International, Ltd.......    1,456,500         72,839
 *Gold-Face Holdings, Ltd..............................    2,003,600        202,967
 Goldlion Holdings, Ltd................................    2,052,000        109,197
 *Goldtron (Bermuda) Holdings, Ltd.....................      747,111          4,982
 *Golik Holdings, Ltd..................................    1,536,500         45,316
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        140,162
 Grande Holdings, Ltd..................................      504,105        471,879
 Great Eagle Holdings, Ltd.............................      265,000        283,739
 Great Wall Electronic International, Ltd..............    3,159,034         35,242
 *Group Sense (International), Ltd.....................    2,062,000         52,882
 *#Guangdong Investment, Ltd...........................    2,150,000        228,825
 *Guangnan Holdings, Ltd...............................    4,146,000        132,909
 *#Guangzhou Investment Co., Ltd.......................    3,510,000        292,555
 HKCB Bank Holding Co., Ltd............................    1,130,000        307,910
 HKR International, Ltd................................      555,260        147,741
 *Hang Fung Gold Technology, Ltd.......................    2,120,000         29,359
 Hanny Holdings, Ltd...................................    5,466,336         75,001
 Harbour Centre Development, Ltd.......................      784,000        492,605
                                                            SHARES           VALUE+
                                                            ------           ------

 *Harbour Ring International Holdings, Ltd.............    2,636,000   $    141,965
 Henderson China Holdings, Ltd.........................      911,000        408,859
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         12,118
 High Fashion International, Ltd.......................      178,000         36,976
 *Hikari Tsushin International, Ltd....................    2,248,000         38,050
 *Hinet Holdings, Ltd..................................    4,258,114         11,466
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         52,859
 Hong Kong and Shanghai Hotels, Ltd....................      562,000        185,567
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        529,393
 Hong Kong Parkview Group, Ltd.........................    1,130,000        124,613
 *Hop Hing Holdings, Ltd...............................      660,265         31,326
 Hopewell Holdings, Ltd................................      420,000        232,928
 Hsin Chong Construction Group, Ltd....................    1,569,658         79,504
 *Hualing Holdings, Ltd................................    1,344,000         62,904
 Hung Hing Printing Group, Ltd.........................      934,442        374,446
 IDT International, Ltd................................    4,028,486        289,279
 IMC Holdings, Ltd.....................................      604,000         96,813
 *ITC Corp., Ltd.......................................      466,157         22,714
 *Ideal Pacific Holdings, Ltd..........................      838,000         76,294
 *Imgo, Ltd............................................    1,464,000        112,636
 *Innovative International (Holdings), Ltd.............    1,474,003          5,481
 *Interchina Holdings Co., Ltd.........................    1,805,000        282,373
 *Interform Ceramics Technologies, Ltd.................    1,104,000          2,973
 International Bank of Asia, Ltd.......................    2,615,714        627,218
 International Pipe, Ltd...............................    2,253,587        130,039
 *Iquorom Cybernet, Ltd................................    4,145,000         10,630
 *Island Dyeing & Printing Co., Ltd....................      444,000          6,434
 *Isteelasia.com, Ltd..................................      667,286         20,878
 JCG Holdings, Ltd.....................................    1,048,333        651,970
 *Jackin International Holdings, Ltd...................      210,000          9,156
 *Jinhui Holdings Co., Ltd.............................      370,000          8,113
 K Wah International Holdings, Ltd.....................    4,255,737        256,483
 *KPI Co., Ltd.........................................      264,000          2,877
 *KTP Holdings, Ltd....................................      180,400         11,566
 *Kader Holdings Co., Ltd..............................      545,600         10,844
 *Kantone Holdings, Ltd................................      743,412          9,819
 Karrie International Holdings, Ltd....................       66,000          2,708
 *Keck Seng Investments (Hong Kong), Ltd...............      858,600         68,260
 Kee-Shing Holdings Co., Ltd...........................      886,000         53,397
 *King Fook Holdings, Ltd..............................    1,000,000         27,698
 Kingboard Chemical Holdings, Ltd......................      926,000        534,331
 Kingmaker Footwear Holdings, Ltd......................    1,058,750        205,002
 *Kong Sun Holdings, Ltd...............................      480,000         24,005
 *Kong Tai International Holdings Co., Ltd.............    8,300,000         32,993
 Kowloon Development Co., Ltd..........................      193,000         79,194
 *#Kumagai Gumi Hong Kong, Ltd.........................      970,000        101,993
 *Kwong Sang Hong International, Ltd...................    1,434,000         49,648
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         64,166
 *Lai Sun Development Co., Ltd.........................    2,970,000         49,509
 *Lai Sun Garment (International), Ltd.................    2,325,000         46,211
 *Lam Soon (Hong Kong), Ltd............................      302,310         73,653
 *Lam Soon Food Industries, Ltd........................      228,000         56,134
 *Lamex Holdings, Ltd..................................    3,628,800         49,789
 Le Saunda Holdings, Ltd...............................      236,000         10,592
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000          2,962
 Leefung-Asco Printers Holdings, Ltd...................      144,000         17,542
 *Leung Kee Holdings, Ltd..............................    2,414,000         34,050

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Lippo, Ltd...........................................    1,074,760   $    118,521
 Liu Chong Hing Bank, Ltd..............................      365,000        336,986
 Liu Chong Hing Investment, Ltd........................      635,200        342,095
 *Logic International Holdings, Ltd....................      812,000         78,092
 Luks Industrial Group, Ltd............................      645,555         98,507
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        150,640
 *Magnificent Estates, Ltd.............................    3,778,000         15,018
 *Magnum International Holdings, Ltd...................      300,000          3,847
 *Mansion Holdings, Ltd................................    1,420,360         10,564
 *Mansion House Group, Ltd.............................      698,200         14,235
 *Megga (S.) International Holdings, Ltd...............    2,270,100          2,911
 Melbourne Enterprises, Ltd............................       45,500        134,775
 Midland Realty (Holding), Ltd.........................      496,000         39,433
 *Millennium Group, Ltd................................      928,000          9,758
 *Min Xin Holdings, Ltd................................      987,200        111,397
 Miramar Hotel & Investment Co., Ltd...................      203,000        145,771
 Moulin International Holdings, Ltd....................    3,496,372        237,618
 *Mui Hong Kong, Ltd...................................    1,845,000         17,034
 Nanyang Holdings, Ltd.................................      137,500         81,105
 National Electronics Holdings, Ltd....................    2,156,000         30,411
 New Island Printing Holdings, Ltd.....................      176,000         13,315
 *New Rank City Development, Ltd.......................        1,664            209
 *#New World China Land, Ltd...........................      702,800        243,322
 *New World Cyberbase, Ltd.............................       25,220            255
 #New World Infrastructure, Ltd........................      410,400        159,191
 *Next Media, Ltd......................................      124,000         17,808
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        778,146
 *Nph International Holdings, Ltd......................      600,400         76,219
 *Ocean Information Holdings, Ltd......................      122,000          2,659
 *Onfem Holdings, Ltd..................................    1,922,000         76,401
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         45,236
 #Oriental Press Group, Ltd............................    4,080,600        465,694
 Oxford Properties & Finance, Ltd......................      110,000        197,473
 Pacific Andes International Holdings, Ltd.............      156,000          9,202
 *Pacific Century Insurance Holdings, Ltd..............      330,000         79,553
 *Pacific Concord Holding, Ltd.........................    3,284,758        261,145
 *Pacific Plywood Holdings, Ltd........................   10,210,000         52,369
 Paul Y. ITC Construction Holdings, Ltd................      668,446         25,286
 *Peace Mark (Holdings), Ltd...........................    6,758,122         38,130
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         62,763
 Pegasus International Holdings, Ltd...................      226,000         19,706
 *Perfect Treasure Holdings, Ltd.......................      642,000         31,283
 Perfectech International Holdings, Ltd................      571,450         49,828
 Pico Far East Holdings, Ltd...........................    1,190,000         80,874
 Playmate Toys Holdings, Ltd...........................    1,585,000         57,924
 Pokfulam Development Co., Ltd.........................      234,000         56,411
 *Poly Investments Holdings, Ltd.......................    2,670,000         95,864
 Prestige Properties Holdings, Ltd.....................      965,000         46,403
 *Prime Succession, Ltd................................      768,000         15,658
 *Prosper Evision, Ltd.................................       96,000          1,748
 *#QPL International Holdings, Ltd.....................    1,191,000        416,164
 *Quality Healthcare Asia, Ltd.........................    1,338,000         44,608
 *RNA Holdings, Ltd....................................       20,600            177
 Raymond Industrial, Ltd...............................      605,400         50,459
 Realty Development Corp, Ltd..........................      475,000        118,772
 *Regal Hotels International Holdings, Ltd.............    1,950,000         46,009
 *Rivera Holdings, Ltd.................................    3,160,000        103,327
                                                            SHARES           VALUE+
                                                            ------           ------

 Road King Infrastructure, Ltd.........................      449,000   $    171,285
 *Ryoden Development, Ltd..............................    1,912,000         88,263
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        108,738
 SA SA International Holdings, Ltd.....................    1,134,000         97,426
 Safety Godown Co., Ltd................................      408,000        183,111
 Saint Honore Holdings, Ltd............................      128,000         10,669
 *Same Time Holdings, Ltd..............................      410,000          6,361
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        259,599
 Sea Holdings, Ltd.....................................    1,068,000        238,291
 *Seapower International Holdings, Ltd.................      854,000          4,380
 *Seapower Resources International, Ltd................    2,528,000         10,049
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,247
 Shaw Brothers Hong Kong, Ltd..........................      325,000        270,884
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        131,961
 *#Shenyin Wanguo (Hong Kong), Ltd.....................      847,500        106,501
 *Shenzhen International Holdings, Ltd.................    6,187,500        261,828
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         45,560
 *Shougang Concord Grand (Group), Ltd..................    1,701,000         65,435
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        170,945
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         58,110
 Shui On Construction & Materials, Ltd.................      218,000        162,133
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         23,946
 *Shun Ho Resources Holdings, Ltd......................      483,000         12,697
 *Shun Shing Holdings, Ltd.............................    2,573,600        214,507
 #Shun Tak Holdings, Ltd...............................    3,422,000        403,696
 Silver Grant International Industries, Ltd............    2,087,000        176,625
 *Simsen Metals & Holdings, Ltd........................    1,024,000          4,464
 *Sincere Co., Ltd.....................................      505,500         20,742
 *Singamas Container Holdings, Ltd.....................      320,000         14,772
 *Sino Foundations Holdings, Ltd.......................    1,074,000         26,166
 *Sinocan Holdings, Ltd................................      350,000          2,693
 Sinopec Kantons Holdings, Ltd.........................      414,000         46,186
 *Skynet (International Group) Holdings, Ltd...........      244,240            689
 *Smartone Telecommunications Holdings, Ltd............      284,000        311,366
 *Solartech International Holdings, Ltd................    4,960,000          6,996
 *Sound International, Ltd.............................       79,200            650
 South China Brokerage Co., Ltd........................    4,872,000         88,712
 *South China Industries, Ltd..........................    1,124,000         41,798
 *South China Strategic Investments, Ltd...............      857,400         45,077
 *South East Group, Ltd................................        3,000             53
 *South Sea Development Co., Ltd.......................    2,603,158         21,029
 Southeast Asia Properties & Finance, Ltd..............      175,692         38,750
 *Star Bio-Tech Holdings Limited.......................       42,292            716
 Starlight International Holdings, Ltd.................    5,245,170         43,045
 *Stelux Holdings International, Ltd...................    1,307,702         28,171
 *Styland Holdings, Ltd................................      101,808            718
 Sun Hung Kai & Co., Ltd...............................    3,338,600        440,949
 *Suncorp Technologies Ltd.............................       23,760          1,051
 *Sunway International Holdings, Ltd...................      402,000         25,516

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Suwa International Holdings, Ltd.....................    1,062,000   $     32,683
 Symphony Hld..........................................      278,000         55,254
 *Tack Hsin Holdings, Ltd..............................      542,000        125,100
 Tai Cheung Holdings, Ltd..............................    1,445,000        194,556
 Tai Fook Securities Group, Ltd........................       72,000          8,771
 Tai Sang Land Development, Ltd........................      627,984        138,504
 Tak Sing Alliance Holdings, Ltd.......................    2,909,865        111,939
 *Tak Wing Investment Holdings, Ltd....................      432,800         26,916
 Tan Chong International, Ltd..........................      666,000         93,941
 Techtronic Industries Co., Ltd........................    1,330,000        451,944
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000          9,852
 *Termbray Industries International (Holdings), Ltd....    2,304,900        130,044
 Tern Properties Co., Ltd..............................       61,200         10,477
 Texwinca Holdings, Ltd................................    1,074,000        420,040
 *Tian An China Investments Co., Ltd...................    4,355,750         98,302
 Tian Teck Land, Ltd...................................    1,098,000        229,497
 *Trans-Ocean (International), Ltd.....................      400,000         47,188
 *Trasy Gold Ex, Ltd...................................        2,060              9
 *Triplenic Holdings, Ltd..............................    2,378,000         25,004
 Tristate Holdings, Ltd................................      138,000         33,268
 Truly International Holdings, Ltd.....................    1,014,000        240,545
 *Tung Fong Hung Holdings, Ltd.........................    3,473,235         45,873
 Tungtex (Holdings) Co., Ltd...........................      788,000        146,515
 *Tysan Holdings, Ltd..................................    1,040,773         24,690
 *UDL Holdings, Ltd....................................       23,700            182
 *USI Holdings, Ltd....................................      928,999         71,475
 *United Power Investment, Ltd.........................    1,664,000         87,483
 *Universal Appliances, Ltd............................    2,770,000         22,732
 Universe International Holdings, Ltd..................      380,000         25,338
 Van Shung Chong Holdings, Ltd.........................      854,400        122,706
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         92,489
 Varitronix International, Ltd.........................      142,288         85,754
 Vitasoy International Holdings, Ltd...................      819,000        130,224
 Wah Ha Realty Co., Ltd................................      278,600         25,007
 *Wah Nam Group, Ltd...................................    1,934,800          5,954
 *Wai Kee Holdings, Ltd................................    1,562,738         88,171
 *Wang On Group, Ltd...................................      774,000         11,811
 *Welback Holdings, Ltd................................    2,570,000         19,114
 *Wiltec Holdings, Ltd.................................      378,511         23,297
 *Winfoong International, Ltd..........................    1,210,000         27,153
 Wing Fai International, Ltd...........................    3,380,000        158,196
 Wing On Co. International, Ltd........................      565,000        182,935
 *Wing Shan International, Ltd.........................      896,000         36,766
 *Winsan China Investment Group, Ltd...................      384,000          8,125
 *Winsor Properties Holdings, Ltd......................      498,000        166,031
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         14,957
 Wong's International (Holdings), Ltd..................    1,012,000        366,594
 Wong's Kong King International (Holdings), Ltd........    1,139,600         41,647
 World Houseware (Holdings), Ltd.......................      605,700         11,573
 YGM Trading, Ltd......................................      228,000        135,949
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         61,800
 *Yanion International Holdings, Ltd...................      118,000         13,618
 Yaohan International Caterers, Ltd....................      512,000         36,109
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         23,966
 *Yeebo International Holdings, Ltd....................       40,800          1,360
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,967
 *Yoshiya International Corp., Ltd.....................      612,300         10,207
                                                            SHARES           VALUE+
                                                            ------           ------

 *Yugang International, Ltd............................   11,916,000   $    128,350
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         25,543
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $76,243,587)...................................                  37,900,499
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Hong Kong Dollars
   (Cost $262,114).....................................                     262,108
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600          1,275
 *CCT Telecom Holdings, Ltd. Rights 12/12/01...........       36,243              0
 *Can-do Holdings, Ltd. Rights 12/03/01................      177,600              0
 *Climax International Co., Ltd. Warrants 02/08/04.....       59,200             91
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    3,463,213          4,441
 *E-Kong Group, Ltd. Rights 12/10/01...................    1,494,222          1,916
 *Gold Peak Industries Holdings, Ltd. Warrants
   02/08/02............................................      105,925          1,562
 *Hanny Holdings, Ltd. Warrants 04/03/02...............      728,844            935
 *Hikari Tsushin International Holdings, Ltd. Warrants
   04/27/02............................................      249,600            320
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,063
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000            665
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480            220
 *Styland Holdings, Ltd. Warrants 12/31/01.............        5,090              7
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...          919             14
 *Tian An China Investments Co., Ltd. Warrants
   12/04/04............................................      871,150              0
 *Van Shung Chong Holdings, Ltd. Warrants 11/18/04.....       85,440          9,093
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      21,602
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $76,505,701)...................................                  38,184,209
                                                                       ------------
SINGAPORE -- (26.4%)
COMMON STOCKS -- (25.9%)
 ASA Ceramic, Ltd......................................      356,000         41,801
 Acma, Ltd.............................................    2,126,700        104,531
 *Allgreen Properties, Ltd.............................      598,000        295,559
 *Alliance Technology & Development, Ltd...............      156,000          5,538
 Amtek Engineering, Ltd................................      540,625        163,864
 Apollo Enterprises, Ltd...............................      193,000         72,464
 Armstrong Industrial Corp.............................      730,000         30,897
 *Asia Food and Properties, Ltd........................    3,106,000        118,739
 *Asia Pacific Breweries, Ltd..........................       53,000        133,725
 *Benjamin (F.J.) Holdings, Ltd........................      611,000        106,779
 Bonvests Holdings, Ltd................................      825,000        162,200
 *Broadway Industrial Group, Ltd.......................      352,000         13,457

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bukit Sembawang Estates, Ltd..........................       71,334   $    444,116
 *CK Tang, Ltd.........................................      307,000         33,532
 *CSE Systems & Engineering, Ltd.......................      318,000         62,521
 CWT Distribution, Ltd.................................      461,500        131,060
 Causeway Investment, Ltd..............................      248,000         15,576
 Central Properties, Ltd...............................       66,000        472,183
 Centrepoint Properties, Ltd...........................      158,000        176,891
 Cerebos Pacific, Ltd..................................      166,000        198,540
 Chemical Industries (Far East), Ltd...................      105,910         45,116
 Chevalier Singapore Holdings, Ltd.....................      220,000         37,246
 Chip Eng Seng Corp., Ltd..............................      575,000         54,954
 Chuan Hup Holdings, Ltd...............................    3,050,000        632,963
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        117,363
 Clipsal Industries Holdings, Ltd......................      126,976        159,494
 #Comfort Group, Ltd...................................    2,469,000        815,777
 *Compact Metal Industries, Ltd........................      643,000         40,383
 Cosco Investment, Ltd.................................    1,222,000        156,832
 Courts Singapore, Ltd.................................      495,000        131,112
 Creative Technology Co., Ltd..........................       44,900        333,488
 Cycle & Carriage, Ltd.................................      251,675        375,230
 Dovechem Terminals Holdings, Ltd......................      339,000        121,265
 #Eastern Asia Technology, Ltd.........................      510,000         96,091
 *Econ International, Ltd..............................    1,242,000         64,438
 Eng Wah Organisation, Ltd.............................      265,000         28,945
 First Capital Corp., Ltd..............................    1,215,000        670,182
 *Freight Links Express Holdings, Ltd..................    1,648,000         49,501
 #Fu Yu Manufacturing, Ltd.............................    1,291,000        296,122
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          5,161
 GB Holdings, Ltd......................................      200,000         52,428
 GK Goh Holdings, Ltd..................................    1,120,000        382,290
 GP Industries, Ltd....................................      602,000        244,933
 *General Magnetics, Ltd...............................      308,000         13,457
 #Ges International, Ltd...............................      590,000        169,163
 *Goldtron, Ltd........................................      473,000          6,458
 Guthrie GTS, Ltd......................................    1,174,400        128,275
 *HTP Holdings, Ltd....................................      479,000         51,011
 Hai Sun Hup Group, Ltd................................    2,604,000        227,539
 #Haw Par Brothers International, Ltd..................      565,200      1,259,382
 *Hind Hotels International, Ltd.......................      171,000        139,615
 Hitachi Zosen (Singapore), Ltd........................      962,000        315,225
 Ho Bee Investment, Ltd................................      761,000         78,965
 Hong Fok Corp., Ltd...................................    1,796,000        159,388
 Hong Leong Singapore Finance, Ltd.....................      598,000        493,143
 Hotel Grand Central, Ltd..............................      875,280        156,550
 Hotel Plaza, Ltd......................................    1,189,000        259,739
 #Hotel Properties, Ltd................................    1,393,000        920,516
 Hotel Royal, Ltd......................................      144,333         78,824
 Hour Glass, Ltd.......................................      298,000         75,677
 Huan Hsin Holdings, Ltd...............................      267,500        111,758
 Hup Seng Huat, Ltd....................................      900,200         66,369
 Hwa Hong Corp., Ltd...................................    2,785,000        577,968
 Hwa Tat Lee, Ltd......................................      455,000         83,244
 IDT Holdings, Ltd.....................................      398,000        228,227
 *IPC Corp., Ltd.......................................    1,936,000         68,725
 Inchcape Motors, Ltd..................................      491,000        493,395
 *Inno-Pacific Holdings, Ltd...........................      962,500         73,591
 International Factors (Singapore), Ltd................      290,000         62,559
 Intraco, Ltd..........................................      292,500        145,366
 Isetan (Singapore), Ltd...............................       98,000         95,267
 Jack Chia-MPH, Ltd....................................      638,000        233,448
 Jaya Holdings, Ltd....................................    2,127,000        180,050
                                                            SHARES           VALUE+
                                                            ------           ------

 Jurong Cement, Ltd....................................      132,500   $     69,829
 Jurong Engineering, Ltd...............................      112,000         84,410
 *K1 Ventures, Ltd.....................................    2,842,500        318,236
 Keppel Land, Ltd......................................      403,000        363,148
 Keppel Telecommunications and Transportation, Ltd.....    1,376,000        766,503
 Khong Guan Flour Milling, Ltd.........................       19,000         16,499
 Kian Ann Engineering, Ltd.............................      868,000         92,438
 Kian Ho Bearings, Ltd.................................      277,000         20,422
 Kim Eng Holdings, Ltd.................................    1,775,200        683,489
 Koh Brothers, Ltd.....................................    1,494,000         81,592
 *L & M Group Investments, Ltd.........................      451,100         35,722
 *LC Development, Ltd..................................    1,191,767         73,222
 Labroy Marine, Ltd....................................    2,600,000        354,984
 Lee Kim Tah Holdings, Ltd.............................      795,000         58,613
 *Leong Hin Holdings, Ltd..............................      165,000         62,177
 Liang Huat Aluminum, Ltd..............................    1,477,000         56,464
 *Lim Kah Ngam, Ltd....................................      350,999         11,501
 Low Keng Huat Singapore, Ltd..........................      372,000         41,648
 *Lum Chang Holdings, Ltd..............................    1,134,030        238,441
 Magnecomp International, Ltd..........................      466,000         83,984
 Marco Polo Developments, Ltd..........................      925,000        944,666
 *Mediaring.Com, Ltd...................................      836,000         52,505
 Metalock (Singapore), Ltd.............................       60,000          9,175
 Metro Holdings, Ltd...................................    1,575,800        344,236
 #Natsteel Broadway, Ltd...............................      546,000        551,645
 Natsteel, Ltd.........................................      387,000        173,308
 *Neptune Orient Lines, Ltd............................      670,000        321,997
 *Nera Telecommunications, Ltd.........................      428,000        141,415
 *Nippecraft, Ltd......................................    1,013,000         33,194
 *Orchard Parade Holdings, Ltd.........................    1,084,022        204,245
 Ossia International, Ltd..............................      708,000         50,266
 Overseas Union Enterprise, Ltd........................      542,000      1,746,411
 Overseas Union Trust (Foreign)........................      163,800        348,878
 *#PCI, Ltd............................................      530,000        157,749
 *Pacific Can Investment Holdings, Ltd.................      101,000          2,482
 Pan-United Corp., Ltd.................................    1,624,000        270,508
 Pentex-Schweizer Circuits, Ltd........................      916,000        106,304
 Pertama Holdings, Ltd.................................      459,750         32,641
 *Pokka Corp. (Singapore), Ltd.........................      159,000         13,459
 Prima, Ltd............................................      106,000        224,612
 Provisions Suppliers Corp.............................    3,373,000        248,682
 *Raffles Holdings, Ltd................................      722,000        163,637
 Republic Hotels and Resorts, Ltd......................      881,000        286,278
 Robinson & Co., Ltd...................................      284,832        684,442
 Rotary Engineering, Ltd...............................    1,231,000        129,415
 SMB United, Ltd.......................................    1,254,000         99,303
 SNP Corp., Ltd........................................      207,495         46,461
 *SPP, Ltd.............................................      454,000         11,777
 San Teh, Ltd..........................................      838,406        114,469
 Scotts Holdings, Ltd..................................    1,807,250        271,423
 Sea View Hotel, Ltd...................................       66,000        205,454
 *Sembcorp Logistics, Ltd..............................      230,000        226,097
 Sembcorp Marine, Ltd..................................      801,000        347,772
 Sin Soon Huat, Ltd....................................      929,000         43,125
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         58,060
 *Singapore Food Industries, Ltd.......................      242,000         87,228
 Singapore Land, Ltd...................................      196,000        366,081
 Singapore Reinsurance Corp., Ltd......................    1,400,850        164,485
 Singapore Shipping Corp., Ltd.........................    1,302,000        110,214
 Singapura Building Society, Ltd.......................      139,250         83,653

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Singatronics, Ltd.....................................      748,000   $     98,041
 Smrt Corporation, Ltd.................................      855,000        340,866
 Ssangyong Cement (Singapore), Ltd.....................      236,000        150,797
 Stamford Tyres Corp., Ltd.............................       62,000         12,190
 #Straits Trading Co., Ltd.............................    1,117,200      1,006,723
 Sunright, Ltd.........................................      378,000         63,995
 Superbowl Holdings, Ltd...............................      490,000         42,816
 Superior Metal Printing, Ltd..........................      490,500         38,842
 Tibs Holdings, Ltd....................................      423,000        330,348
 Tiger Medicals, Ltd...................................      224,000        233,656
 *Transmarco, Ltd......................................      106,500         40,714
 *Tuan Sing Holdings, Ltd..............................    3,362,000        179,018
 UOB-Kay Hian Holdings, Ltd............................    1,352,000        468,862
 Unisteel Tec..........................................      228,000         65,372
 United Engineers, Ltd.................................      632,666        371,431
 United Industrial Corp., Ltd..........................      785,000        289,380
 United Overseas Insurance, Ltd........................      125,500        167,921
 #United Overseas Land, Ltd............................    1,104,000      1,073,209
 United Pulp & Paper Co., Ltd..........................      354,000         83,132
 *Uraco Holdings, Ltd..................................    1,803,600        206,850
 *Van Der Horst, Ltd...................................       18,543         75,123
 *Vertex Venture Holdings, Ltd.........................      800,150        190,088
 WBL Corp., Ltd........................................      510,000        473,494
 Wearnes International (1994), Ltd.....................       33,000          9,011
 Wing Tai Holdings, Ltd................................      661,000        249,084
 Yeo Hiap Seng, Ltd....................................      102,000        101,940
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $54,934,845)...................................                  34,002,158
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Singapore Dollars
   (Cost $509,098).....................................                     509,564
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $102,710).....................................      172,500        116,817
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04.........................      236,300          3,871
 *GES International, Ltd. Rights 12/19/01..............      118,000         14,500
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      18,371
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $55,546,653)...................................                  34,646,910
                                                                       ------------
NEW ZEALAND -- (11.8%)
COMMON STOCKS -- (11.8%)
 *AFFCO Holdings, Ltd..................................      503,188         69,056
 *Advantage Group, Ltd.................................      101,600         23,239
 Baycorp Holdings, Ltd.................................      200,614        926,068
 Bendon Group, Ltd.....................................       77,120         58,692
 CDL Hotels NZ, Ltd....................................      657,244         48,106
 CDL Investments NZ, Ltd...............................      262,935         18,589
 Cavalier Corp., Ltd...................................       77,444        196,461
 Colonial Motor Co., Ltd...............................       47,895         52,783
 *Cue Energy Resources NL..............................      452,354         10,535
 DB Group, Ltd.........................................      132,089        304,873
 Ebos Group, Ltd.......................................       57,108         75,999
                                                            SHARES           VALUE+
                                                            ------           ------

 *Evergreen Forests, Ltd...............................      323,301   $     73,948
 *#Fisher & Paykel Apppliances Holdings, Ltd...........      169,339        669,020
 #Fisher & Paykel Industries, Ltd......................      162,566      1,237,199
 *Force Corp., Ltd.....................................      380,914         15,049
 Hallenstein Glassons Holdings, Ltd....................      142,638        177,957
 Hellaby Holdings, Ltd.................................      118,179        109,107
 Horizon Energy Distribution, Ltd......................        8,084         43,873
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,518,095
 *Kingsgate International Corp., Ltd...................      479,679         26,930
 *Met Lifecare, Ltd....................................      202,860         96,174
 Michael Hill International, Ltd.......................       90,546        188,277
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760      1,005,446
 *New Zealand Oil & Gas, Ltd...........................      402,731         61,969
 New Zealand Refining Co., Ltd.........................       62,819        425,831
 Northland Port Corp. (New Zealand), Ltd...............      108,571         98,430
 Nuplex Industries, Ltd................................      200,476        241,779
 *Otter Gold Mines, Ltd................................       89,321          9,287
 Owens Group, Ltd......................................      138,522         72,009
 *Pacific Retail Group, Ltd............................      123,160         99,876
 Port of Tauranga, Ltd.................................      200,316        608,131
 Ports of Auckland.....................................      347,158        786,833
 Reid Farmers, Ltd.....................................      146,734         75,058
 Restaurant Brand New Zealand, Ltd.....................      245,500        190,920
 *Richina Pacific, Ltd.................................      137,322         37,120
 Sanford, Ltd..........................................      250,512        656,338
 Scott Technology, Ltd.................................       48,074         33,787
 *Seafresh Fisheries...................................       80,520          1,239
 *Shotover Jet, Ltd....................................      106,500         19,045
 Sky City, Ltd.........................................      568,916      1,473,991
 South Port New Zealand, Ltd...........................       30,744         18,028
 Steel & Tube Holdings, Ltd............................      151,610        165,822
 *Summit Gold, Ltd.....................................      107,419          5,897
 Tasman Agriculture, Ltd...............................      157,056        114,301
 Taylors Group, Ltd....................................       29,646         18,493
 Tourism Holdings, Ltd.................................      222,252        107,217
 *Trans Tasman Properties, Ltd.........................      891,408         85,263
 Tranz Rail Holdings, Ltd..............................      316,409        539,500
 Trustpower, Ltd.......................................      458,529        631,180
 Warehouse Group, Ltd..................................      503,486      1,434,289
 Waste Management NZ, Ltd..............................      254,272        279,165
 Williams & Kettle, Ltd................................       38,372         59,842
 Wrightson, Ltd........................................      317,720        149,308
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,509,071)...................................                  15,445,424
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
 Capital Properties New Zealand, Ltd. Notes
   8.500%, 04/15/05
   (Cost $210,193).....................................          201         86,097
                                                                       ------------

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $8,476).......................................                $      8,516
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AFFCO Holdings, Ltd. Rights 12/14/01
   (Cost $0)...........................................      100,638          3,348
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $16,727,740)...................................                  15,543,385
                                                                       ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad...................................       40,000          6,158
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *RNC Corp. Berhad.....................................       33,000          3,561
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *Saship Holdings Berhad...............................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,561,491)....................................                     404,487
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950            276
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,302)........................................                         276
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $2,497,805) to be
   repurchased at $2,460,410
   (Cost $2,460,000)...................................   $    2,460      2,460,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $207,548,516)++................................                $131,229,965
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $208,499,453.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                               SHARES        VALUE+
                                                               ------        ------
UNITED KINGDOM -- (97.8%)
COMMON STOCKS -- (97.2%)
 600 Group P.L.C.......................................      100,910   $    85,625
 AEA Technology P.L.C..................................       36,737       124,952
 AIM Group P.L.C.......................................       32,063        50,298
 AIT Group P.L.C.......................................        6,891        67,071
 API Group P.L.C.......................................       51,500        47,739
 *ASW Holdings P.L.C...................................      849,314        37,850
 Abacus Polar P.L.C....................................       75,000       274,882
 Abbeycrest P.L.C......................................       42,590        50,716
 Abbot Group P.L.C.....................................       92,595       186,851
 Acal P.L.C............................................       13,671       100,893
 *Acatos & Hutcheson P.L.C.............................       39,436        35,150
 Adam & Harvey Group P.L.C.............................       10,500        22,087
 *Advanced Medical Solutions P.L.C.....................       24,258         3,546
 Advanced Power Components, Ltd........................        7,871         6,174
 *African Lakes Corp. P.L.C............................        7,760           941
 *Airflow Streamlines P.L.C............................       20,500        16,664
 Airsprung Furniture Group P.L.C.......................       58,000        59,968
 Alba P.L.C............................................      105,025       621,574
 Alexandra Workwear P.L.C..............................       86,243       112,537
 Alexon Group P.L.C....................................       86,632       192,115
 Allders P.L.C.........................................       16,000        37,649
 Allen P.L.C...........................................       50,000       200,368
 Alpha Airports Group P.L.C............................      392,541       299,496
 Alphameric P.L.C......................................      172,688       213,025
 Alumasc Group P.L.C...................................      100,245       162,974
 Alvis P.L.C...........................................      191,010       356,845
 Amberley Group P.L.C..................................      200,000        62,036
 Amey P.L.C............................................       32,837       179,589
 Amstrad P.L.C.........................................      149,652       112,045
 *Andrew Sykes Group P.L.C.............................      203,650       258,480
 *Anglesey Mining P.L.C................................       55,000         1,569
 Anglo Eastern Plantations P.L.C.......................       57,166        27,311
 *Anite Group P.L.C....................................      250,000       481,311
 *Antisoma P.L.C.......................................       70,000        42,926
 *Applied Optical Technologies P.L.C...................       21,300        23,086
 *Arena Leisure P.L.C..................................      180,335        97,084
 *Argonaut Games, Ltd..................................      100,000        93,410
 Armitage Brothers P.L.C...............................        4,000         8,357
 Armour Trust P.L.C....................................      198,500        46,709
 Ashtenne Holdings P.L.C...............................       50,000       151,524
 Aukett Associates P.L.C...............................      149,201        12,235
 Austin Reed Group P.L.C...............................       68,999       123,984
 *Autologic Holdings P.L.C.............................       17,489       114,106
 Avesco P.L.C..........................................       29,998       267,377
 Avon Rubber P.L.C.....................................       25,041        51,781
 *Axis-Shield P.L.C....................................       18,284        94,261
 Axon Group P.L.C......................................       19,756        56,630
 *Azlan Group P.L.C....................................      185,000       379,915
 *BNB Resources P.L.C..................................       49,000        29,699
 BPP Holdings P.L.C....................................       53,250       360,716
 BSS Group P.L.C.......................................       47,905       267,122
 *BWD Securities P.L.C.................................       10,951        73,792
 Babcock International Group P.L.C.....................      310,464       380,769
 Baggeridge Brick P.L.C................................       98,000       126,481
 Bailey (Ben) Construction P.L.C.......................       26,000        22,433
 *Bailey (C.H.) P.L.C..................................      109,500        13,664

                                                               SHARES        VALUE+
                                                               ------        ------

 *Bailey (C.H.) P.L.C. Class B.........................       10,000   $     2,710
 Barr (A.G.) P.L.C.....................................       43,000       276,871
 Beattie (James) P.L.C.................................      132,247       396,999
 Bellway P.L.C.........................................       93,000       545,764
 Bemrose Corp. P.L.C...................................       50,375        93,033
 Benchmark Group P.L.C.................................       21,513        82,069
 Berisford P.L.C.......................................       41,406        56,392
 Bespak P.L.C..........................................       55,918       398,725
 Bett Brothers P.L.C...................................       33,108       128,662
 *Biocompatibles International P.L.C...................       47,336        72,907
 *Bioglan Pharma P.L.C.................................       25,961         3,887
 *Biotrace International P.L.C.........................       50,000        88,062
 Birse Group P.L.C.....................................      421,901        67,688
 Black Arrow Group P.L.C...............................       56,500        36,259
 Blacks Leisure Group P.L.C............................       60,959       154,308
 *Blagden Industries P.L.C.............................      131,092             0
 Blick P.L.C...........................................       68,555       254,682
 Bloomsbury Publishing P.L.C...........................        5,307        62,325
 Body Shop International P.L.C.........................      194,000       284,964
 *Boosey & Hawkes P.L.C................................       35,500       100,747
 Boot (Henry) & Sons P.L.C.............................       47,000       159,859
 *Bradstock Group P.L.C................................      130,000         8,343
 Brake Brothers P.L.C..................................       25,261       191,832
 Brammer (H.) P.L.C....................................       86,623       352,071
 Brewin Dolphin Holdings P.L.C.........................       69,762       123,365
 Bristol Water Holdings P.L.C..........................       12,000       207,926
 *British Biotech P.L.C................................      198,000        49,415
 British Polythene Industries P.L.C....................       56,740       279,165
 Britt Allcroft Co. P.L.C..............................       25,000       187,176
 Brockhampton Holdings P.L.C...........................       12,000        52,195
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000        85,909
 Brown & Jackson P.L.C.................................      296,819       175,668
 *Brunel Holding P.L.C.................................       11,935         6,936
 Budgens P.L.C.........................................      306,137       419,120
 Bulgin (A.F.) & Co. P.L.C.............................       36,000         5,904
 Bullough P.L.C........................................      256,000        62,064
 Bulmer (H.P.) Holdings P.L.C..........................       60,500       365,825
 *Burn Stewart Distillers P.L.C........................      142,500        49,789
 *Burnden Leisure P.L.C................................       33,000         3,412
 Burndene Investments P.L.C............................      175,001        87,349
 Burtonwood Brewery P.L.C..............................       38,000       117,868
 Business Post Group P.L.C.............................       25,000       129,241
 *CLS Holdings P.L.C...................................      102,907       332,403
 CML Microsystems P.L.C................................        3,361        16,656
 Cadcentre Group P.L.C.................................       10,000        61,180
 Caffyns P.L.C.........................................        6,000        32,087
 *Cairn Energy P.L.C...................................       60,206       225,812
 *Calluna P.L.C........................................       77,140             0
 Camellia P.L.C........................................        2,950       130,417
 *Cammell Laird Group P.L.C............................      256,158        21,918
 *Cape P.L.C...........................................      119,518        28,976
 Capital & Regional Properties P.L.C...................       25,260        86,456
 *Capital Bars P.L.C...................................       70,000        17,969
 Carclo Engineering Group P.L.C........................      100,463        78,799
 Care UK P.L.C.........................................       64,835       177,064
 *Carlisle Holdings, Ltd...............................        8,709        23,598
 Carpetright P.L.C.....................................       95,000       800,010

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Carr's Milling Industries P.L.C.......................       19,000   $    37,663
 Castings P.L.C........................................       79,000       163,360
 *Cedar Group P.L.C....................................       16,360         3,266
 *Cenes Pharmaceuticals P.L.C..........................      298,612        43,650
 Chamberlin & Hill P.L.C...............................       18,000        42,997
 Chapelthorpe P.L.C....................................      547,324        44,881
 Charles Taylor Group P.L.C............................       15,656        92,992
 Charter P.L.C.........................................       88,743       156,931
 Chemring Group P.L.C..................................       49,000       254,710
 Chime Communications P.L.C............................       71,838       133,183
 Chloride Group P.L.C..................................      485,500       526,205
 Christie Group P.L.C..................................       53,263        33,422
 Chrysalis Group P.L.C.................................      268,082       894,613
 Churchill China P.L.C.................................       30,000        66,314
 City Centre Restaurants P.L.C.........................      174,871       127,810
 Clarkson (Horace) P.L.C...............................       44,733       119,614
 *Clinical Computing P.L.C.............................       40,000        20,251
 Clinton Cards P.L.C...................................      124,460       283,989
 *Clubhaus P.L.C.......................................       31,694         1,695
 Clydeport P.L.C.......................................       12,500        64,799
 Coats Viyella P.L.C...................................      275,000       179,422
 Colefax & Fowler Group P.L.C..........................       60,000        59,896
 *Communisis P.L.C.....................................      237,134       475,140
 Compel Group P.L.C....................................        5,000         6,025
 Coral Products P.L.C..................................       50,000        28,879
 *Corporate Services Group P.L.C.......................       82,200        38,685
 Cosalt P.L.C..........................................       30,700        93,473
 Countryside Property P.L.C............................       69,086       156,653
 Countrywide Assured Group P.L.C.......................      133,374       210,177
 Courts P.L.C..........................................      110,722       347,383
 Cox Insurance Holdings P.L.C..........................       62,000       123,786
 *Cradley Group Holdings P.L.C.........................       80,000        13,691
 *Cranswick P.L.C......................................        9,290        95,721
 Crest Nicholson P.L.C.................................      267,250       657,444
 *Creston Land & Estates P.L.C.........................        5,000         5,669
 Croda International P.L.C.............................       59,635       208,787
 Cropper (James) P.L.C.................................       22,000        46,277
 *Crown Sports P.L.C...................................      250,000        64,175
 *Culver Holdings P.L.C................................          338           171
 *DCS Group P.L.C......................................       10,000         4,635
 DFS Furniture Co. P.L.C...............................       41,300       267,103
 DTZ Holdings P.L.C....................................       89,500       176,138
 Daejan Holdings P.L.C.................................       25,000       432,288
 Dairy Crest Group P.L.C...............................        5,000        27,025
 *Danka Business Systems P.L.C.........................       15,000         3,155
 Dart Group P.L.C......................................       74,000       305,515
 Davis Service Group P.L.C.............................       10,000        57,971
 *Dawson International P.L.C...........................      100,688        55,283
 Delta P.L.C...........................................      150,000       228,890
 Deltron Electronics P.L.C.............................        8,621        10,266
 Densitron International P.L.C.........................       74,175        29,883
 Derwent Valley Holdings P.L.C.........................       90,000       888,821
 Development Securities P.L.C..........................       50,000       247,073
 Devro P.L.C...........................................       80,143        68,004
 Dewhurst P.L.C........................................        9,000         9,755
 Dewhurst P.L.C. Class A Non-Voting....................       15,500        13,926
 Diagonal P.L.C........................................       34,200        39,506
 *Dialog Corp. P.L.C...................................      207,000         8,118
 Dicom Group P.L.C.....................................       30,000       197,872
 Diploma P.L.C.........................................       22,648       106,746
 Dixon Motors P.L.C....................................       55,408       144,602

                                                               SHARES        VALUE+
                                                               ------        ------

 Domestic & General Group P.L.C........................       17,223   $   157,810
 Domino Printing Sciences P.L.C........................      335,935       665,920
 Domnick Hunter Group P.L.C............................       30,000       127,922
 Dowding & Mills P.L.C.................................      336,440       172,728
 Druck Holdings P.L.C..................................        8,000        26,069
 EBC Group P.L.C.......................................       33,000        55,768
 East Surrey Holdings P.L.C............................       36,800       130,152
 Edinburgh Fund Managers Group P.L.C...................       61,000       441,487
 *Eidos P.L.C..........................................       55,300       186,315
 Eldridge Pope & Co. P.L.C.............................       25,000        89,666
 Eleco Holdings P.L.C..................................      104,685        29,858
 Electronic Data Processing P.L.C......................       55,200        41,329
 Electronics Boutique P.L.C............................      150,000       273,812
 *Emess P.L.C..........................................      288,250        28,775
 Ennstone P.L.C........................................      135,323        62,238
 Eurocopy P.L.C........................................       41,051        18,734
 Eurodis Electron P.L.C................................       87,500        94,212
 Euromoney Institutional Investors P.L.C...............       65,000       291,995
 European Colour P.L.C.................................       82,090        31,023
 European Motor Holdings P.L.C.........................      118,325       183,087
 *European Telecom P.L.C...............................        7,000           799
 *Europower P.L.C......................................      232,092        23,169
 *Evans of Leeds Contingent Units P.L.C................       80,000             0
 *Express Dairies P.L.C................................      722,000       149,299
 Expro International Group P.L.C.......................       50,000       279,873
 *Eyretel P.L.C........................................      134,000       177,721
 FCX International P.L.C...............................       68,275       173,314
 *FII Group P.L.C......................................       41,166         5,577
 Falcon Holdings P.L.C.................................        5,500        14,315
 Fenner P.L.C..........................................       92,146       145,208
 *Ferguson International Holdings P.L.C................       89,105        44,476
 Ferraris Group P.L.C..................................        9,600        30,462
 *Fibernet Group P.L.C.................................       45,339       268,332
 Filtronic P.L.C.......................................        4,138        21,539
 Financial Objects P.L.C...............................        7,000         7,537
 Fine Art Developments P.L.C...........................      142,288       620,928
 First Technology P.L.C................................      117,111       674,731
 *Firth (G.M.) Holdings P.L.C..........................      163,080        16,280
 Firth Rixson P.L.C....................................      216,888        75,780
 Fisher (Albert) Group P.L.C...........................       76,000        97,004
 Forminster P.L.C......................................       43,333        13,904
 Forth Ports P.L.C.....................................      130,952     1,291,386
 Fortress Holdings P.L.C...............................      120,728        40,030
 *Foster (John) & Son P.L.C............................       27,500         4,216
 Freeport Leisure P.L.C................................       12,300        80,601
 French Connection Group P.L.C.........................       25,000       254,025
 *Friendly Hotels P.L.C................................       51,533        13,228
 Friends, Ivory & Sime P.L.C...........................       60,039       220,905
 Fuller, Smith & Turner P.L.C. Series A................       20,000       127,636
 Fulmar P.L.C..........................................      107,500        77,420
 *Future Network P.L.C.................................      315,000       208,889
 GWR Group P.L.C.......................................       49,700       182,509
 Galliford P.L.C.......................................      467,870       218,519
 Games Workshop Group P.L.C............................       12,932       102,816
 *Gaming International P.L.C...........................       14,000        12,878
 Gardner Group P.L.C...................................       26,923        11,902

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Garton Engineering P.L.C..............................       10,248   $     6,723
 Gaskell P.L.C.........................................       36,000        16,942
 *Gearhouse Group P.L.C................................       25,000        10,339
 Geest P.L.C...........................................       88,260       863,455
 Gibbs & Dandy P.L.C...................................        4,500        18,771
 *Gioma Restaurants P.L.C..............................      100,000        22,818
 Gleeson (M.J.) Group P.L.C............................       22,471       356,512
 Glenmorangie P.L.C....................................       20,000       226,038
 Glotel P.L.C..........................................       15,300         8,510
 Go-Ahead Group P.L.C..................................       20,000       175,411
 *Goldshield Group P.L.C...............................       14,400       123,010
 Gowrings P.L.C........................................        5,000         6,025
 Grainger Trust, Ltd...................................       22,000       252,563
 Grampian Holdings P.L.C...............................      200,324       229,975
 Grantchester Holdings P.L.C...........................       54,000       126,296
 Greene King P.L.C.....................................       23,039       229,664
 *Greenwich Resources P.L.C............................      219,332         7,820
 Greggs P.L.C..........................................       26,000     1,107,728
 Guiness Peat Group P.L.C..............................      138,374        94,721
 *Gyrus Group P.L.C....................................       30,072       105,070
 Haden Maclellan Holdings P.L.C........................      176,224        78,536
 Halstead (James) Group P.L.C..........................       73,594       234,570
 Hamley's P.L.C........................................       47,500        73,498
 Hampson Industries P.L.C..............................      105,886        33,599
 *Hampton Trust P.L.C..................................      232,050        25,647
 Hanover International P.L.C...........................       11,751        15,082
 Hardys & Hansons P.L.C................................       48,000       196,803
 *Hartstone Group P.L.C................................      240,263        18,845
 Harvey Nash Group P.L.C...............................      105,000       198,407
 Havelock Europa P.L.C.................................       27,660        12,425
 *Hawtin P.L.C.........................................      196,500        28,724
 Haynes Publishing Group P.L.C.........................       14,703        17,299
 Headlam Group P.L.C...................................      132,974       476,932
 Heath (Samuel) & Sons P.L.C...........................        7,500        29,413
 Helical Bar P.L.C.....................................       35,000       393,070
 *Helphire Group P.L.C.................................      134,600       206,350
 Henlys Group P.L.C....................................        8,303        14,091
 Heywood Williams Group P.L.C..........................      140,400       334,376
 Highbury House Communications P.L.C...................      439,166       178,495
 High-Point P.L.C......................................       57,510        34,856
 Hill & Smith Holdings P.L.C...........................       86,850        81,746
 Hiscox P.L.C..........................................       70,000       150,739
 Hit Entertainment P.L.C...............................      106,848       519,604
 Hitachi Credit (UK) P.L.C.............................       16,412        26,565
 Holidaybreak P.L.C....................................       92,974       576,770
 Holmes Place P.L.C....................................       56,067       183,502
 *Horace Small Apparel P.L.C...........................      137,500        23,040
 House of Fraser P.L.C.................................      200,000       244,577
 *Howard Holdings P.L.C................................       57,730        30,050
 Hughes (T.J.) P.L.C...................................       11,625        22,464
 Hunting P.L.C.........................................      223,174       587,208
 Huntleigh Technology P.L.C............................       24,925       129,742
 *Huntsworth P.L.C.....................................       90,000        31,446
 IAF Group P.L.C.......................................       30,000         1,497
 IMS Group P.L.C.......................................       75,000        29,681
 *IQE P.L.C............................................       32,400        83,170
 *ISA International P.L.C..............................       95,214        10,523
 *Ids Group P.L.C......................................       23,000        18,860
 *Imagination Technologies Group P.L.C.................      189,698       179,902

                                                               SHARES        VALUE+
                                                               ------        ------

 Incepta Group P.L.C...................................      351,000   $   245,276
 *Industrial & Commercial Holdings P.L.C...............        5,000           107
 Informa Group P.L.C...................................       37,229       116,007
 *Intec Telecom Systems P.L.C..........................      100,000       104,819
 Intelek P.L.C.........................................       99,880        28,488
 *Interx P.L.C.........................................       20,000        34,084
 *Irevolution Group P.L.C..............................        5,000         1,462
 Isotron P.L.C.........................................       30,500       139,188
 Ite Group P.L.C.......................................      234,741        60,258
 Itnet P.L.C...........................................       35,754       133,591
 J.& J. Dyson P.L.C....................................       28,500        65,234
 *JKX Oil and Gas P.L.C................................      220,533        56,611
 *Jacobs (John I.) P.L.C...............................      116,000        36,394
 Jardine Lloyd Thompson Group P.L.C....................        3,520        31,801
 Jarvis Hotels P.L.C...................................      215,318       267,148
 Jarvis P.L.C..........................................      289,379     2,166,597
 *Jarvis Porter Group P.L.C............................       99,894        24,930
 John David Sports P.L.C...............................      114,500       443,330
 Johnson Group Cleaners P.L.C..........................      110,535       506,007
 Johnston Group P.L.C..................................       26,000        88,989
 Joseph (Leopold) Holdings P.L.C.......................       14,000       158,726
 Jourdan (Thomas) P.L.C................................       40,000        11,979
 *K S Biomedix Holdings P.L.C..........................       94,500       215,627
 *KBC Advanced Technologies............................       25,000        43,674
 *Kalamazoo Computer Group P.L.C.......................       56,120         8,203
 Keller Group P.L.C....................................      110,000       448,653
 *Kewill Systems P.L.C.................................       10,000         8,557
 Kier Group P.L.C......................................       10,839        75,356
 Kleeneze P.L.C........................................       84,300       222,408
 *Knowledge Support Systems Group P.L.C................       25,000         8,378
 Kunick P.L.C..........................................      420,000        82,358
 Laing (John) P.L.C....................................      175,961       302,382
 Laird Group P.L.C.....................................        6,000        13,263
 Lambert Howarth Group P.L.C...........................       25,200        42,047
 *Lamont Holdings P.L.C................................       72,231         8,756
 *Laura Ashley Holdings P.L.C..........................      249,150        94,158
 Lavendon Group P.L.C..................................       20,092        65,330
 Le Riche Group, Ltd...................................        6,900        54,613
 Leeds Group P.L.C.....................................       86,938        52,073
 *Leeds Sporting P.L.C.................................       66,000         9,648
 Leicester City P.L.C..................................      100,000        50,627
 Lincat Group P.L.C....................................        4,000        19,110
 Linton Park P.L.C.....................................       39,000       186,321
 Linx Printing Technologies P.L.C......................       27,000        88,946
 Litho Supplies P.L.C..................................       20,000         6,988
 Locker (Thomas) Holdings P.L.C........................      176,168        10,677
 London Bridge Software Holdings P.L.C.................       57,269       162,935
 *London Clubs International P.L.C.....................      144,646        48,992
 *London Forfeiting Co. P.L.C..........................       12,000         2,439
 London Scottish Bank P.L.C............................      263,000       466,957
 Lookers P.L.C.........................................       53,160        86,046
 *Lorien P.L.C.........................................       60,000        47,489
 Low & Bonar P.L.C.....................................       65,000        64,888
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985        10,781
 Luminar P.L.C.........................................        2,958        37,692
 Lynx Holdings P.L.C...................................      100,000       147,602
 *M.L. Laboratories P.L.C..............................       51,042        29,844

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *MDIS Group P.L.C.....................................      342,029   $   190,230
 MFI Furniture Group P.L.C.............................      111,936       226,678
 MMT Computing P.L.C...................................        3,000         6,204
 MS International P.L.C................................       71,500        44,355
 MSB International P.L.C...............................       16,000        18,254
 MacDonald Hotels P.L.C................................       15,500        40,230
 MacFarlane Group Clansman P.L.C.......................      228,287       247,427
 Macro 4 P.L.C.........................................       42,500       157,585
 Maiden Group P.L.C....................................       16,800        76,068
 Mallett P.L.C.........................................       24,837        57,912
 Manganese Bronze Holdings P.L.C.......................       32,184        38,554
 Marshalls P.L.C.......................................      225,800       776,055
 *Martin International Holdings P.L.C..................      135,800        21,303
 Marylebone Warwick Balfour Group P.L.C................       73,345        91,000
 Mayflower Corp. P.L.C.................................      403,800       532,672
 McAlpine (Alfred) P.L.C...............................      196,111     1,166,245
 *McBride P.L.C........................................       10,000         5,918
 McCarthy & Stone P.L.C................................      194,968       738,210
 McKay Securities P.L.C................................       68,500       169,489
 McLeod Russel Holdings P.L.C..........................       74,524        46,231
 *Medical Solutions P.L.C..............................       26,658         5,227
 *Medisys P.L.C........................................      150,134       157,369
 Mentmore Abbey P.L.C..................................      236,561       399,773
 Menzies (John) P.L.C..................................       57,314       289,754
 *Merant P.L.C.........................................      172,500       227,553
 Merchant Retail Group P.L.C...........................      185,666       282,652
 Merrydown P.L.C.......................................       59,927        35,467
 Metal Bulletin P.L.C..................................       95,500       258,767
 Metalrax Group P.L.C..................................      358,740       340,215
 Mice Group P.L.C......................................       39,909        53,215
 Microgen Holdings P.L.C...............................       45,816        70,239
 Mitie Group P.L.C.....................................      500,000     1,058,884
 Molins P.L.C..........................................       68,000       140,614
 Monsoon P.L.C.........................................       71,000        85,053
 *Morse P.L.C..........................................       36,866       101,207
 *Moss Brothers Group P.L.C............................      163,400        65,830
 Mowlem (John) & Co. P.L.C.............................      309,656       876,581
 Mtl Instruments Group P.L.C...........................        4,348        13,176
 Mucklow (A & J) Group P.L.C...........................      175,000       514,111
 *NHP P.L.C............................................      125,000        82,447
 *NXT P.L.C............................................       22,446        54,418
 Nestor Healthcare Group P.L.C.........................      180,200     1,445,537
 *New Look Group P.L.C.................................       85,145       165,139
 Newcastle United P.L.C................................       48,923        21,977
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550       110,567
 Nord Anglia Education P.L.C...........................        5,000        18,896
 Northamber P.L.C......................................       75,888        91,991
 Northgate P.L.C.......................................      118,200       816,701
 *OEM P.L.C............................................       12,000         5,391
 Ocean Wilson Holdings, Ltd............................       84,250        96,120
 Ockham Holdings P.L.C.................................      124,269        77,091
 *Orbis P.L.C..........................................      142,859        31,069
 Osborne & Little P.L.C................................       11,200        52,709
 Owen (H.R.) P.L.C.....................................       30,000        64,389
 Oxford Instruments P.L.C..............................       43,051       124,939
 *Oxford Molecular Group P.L.C.........................       41,440        10,342
 *PPL Therapeutics P.L.C...............................       43,529        31,970
 PSD Group P.L.C.......................................       43,500       288,466
 *Paladin Resources P.L.C..............................       74,000        42,740
 Paragon Group of Companies P.L.C......................       47,000       178,292

                                                               SHARES        VALUE+
                                                               ------        ------

 Parity Group P.L.C....................................      128,750   $   108,331
 *Park Food Group P.L.C................................      291,600        95,646
 *Partners Holdings P.L.C..............................       40,000         7,131
 Partridge Fine Arts P.L.C.............................       58,000        42,598
 Paterson Zochonis P.L.C...............................       22,000       202,364
 Paterson Zochonis P.L.C. Non-Voting...................       27,000       200,225
 Pendragon P.L.C.......................................       95,750       296,313
 *Peptide Therapeutics Group P.L.C.....................       35,000       157,478
 Perry Group P.L.C.....................................       47,666        53,362
 Peterhouse Group P.L.C................................       85,427       456,855
 *Pharmagene P.L.C.....................................      160,000       207,641
 Photo-Me International P.L.C..........................      142,620        99,662
 Photo-Scan P.L.C......................................       40,777        63,968
 *Phytopharm P.L.C.....................................       12,600        76,997
 *Pic International Group P.L.C........................      342,975       229,886
 Pittards P.L.C........................................       60,985        45,660
 Planit Holdings P.L.C.................................      235,000       145,784
 *Plantation & General Investment P.L.C................       70,623        16,618
 *Plasmon P.L.C........................................      100,000       111,236
 Portmeirion Potteries (Holdings) P.L.C................       22,856        51,337
 Porvair P.L.C.........................................       50,000       147,958
 *Powderject Pharmaceuticals P.L.C.....................       44,500       344,280
 Precoat International P.L.C...........................       25,000        18,005
 *Premier Consolidated Oilfields P.L.C.................      152,488        36,425
 Pressac Holdings P.L.C................................       78,129        37,883
 *Princedale Group P.L.C...............................      250,000        70,414
 *Probus Estates P.L.C.................................       83,333         3,565
 *Property Partnerships P.L.C..........................       10,000        11,409
 #*Protherics P.L.C....................................      482,694       203,070
 *Proudfoot P.L.C......................................      236,420       211,568
 *Provalis P.L.C.......................................      104,615        30,211
 Prowting P.L.C........................................      157,630       292,236
 Psion P.L.C...........................................      165,200       221,457
 QS Holdings P.L.C.....................................       95,775        34,146
 *QSP Group P.L.C......................................       31,250         3,120
 *Queens Moat Houses P.L.C.............................      159,000        20,408
 Quick Group P.L.C.....................................       82,344        85,138
 Quintain Estates & Development P.L.C..................      108,350       283,542
 *Qxl.com P.L.C........................................      130,000         5,562
 RJB Mining P.L.C......................................       16,000        19,623
 *RMS Communications P.L.C.............................       15,000             0
 *RPC Group P.L.C......................................       43,400        96,553
 RPS Group P.L.C.......................................       92,594       199,394
 *Radamec Group P.L.C..................................       35,000        16,472
 *Radstone Technology P.L.C............................        5,000        13,833
 Ransom (William) & Son P.L.C..........................       30,000        22,461
 *Recognition Systems Group P.L.C......................       90,342         6,764
 Redrow Group P.L.C....................................       91,137       304,132
 *Redstone Telecom P.L.C...............................      148,707         2,227
 *Reece P.L.C..........................................      283,750         3,035
 Reed Executive P.L.C..................................      116,500       199,370
 *Reed Health Group P.L.C..............................      116,500       276,625
 Reg Vardy P.L.C.......................................      103,597       452,824
 Regent Inns P.L.C.....................................       93,909       207,582
 Reliance Security Group P.L.C.........................        9,000        84,069
 Renishaw P.L.C........................................      146,806       938,984
 Renold P.L.C..........................................      144,000       136,564
 Ricardo Group P.L.C...................................       84,709       567,779

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Richmond Oil & Gas P.L.C.............................      220,000   $         0
 *Rodime P.L.C.........................................      435,000        83,748
 *Rolfe & Nolan P.L.C..................................       24,000        33,029
 Roseby's P.L.C........................................       33,500       179,871
 Rotork P.L.C..........................................      171,135       806,607
 Rowe Evans Investments P.L.C..........................       86,917        79,950
 Roxboro Group P.L.C...................................       17,586        51,538
 *Roxspur P.L.C........................................       45,958         5,899
 *Royal Doulton P.L.C..................................       60,000        15,402
 Royalblue Group P.L.C.................................       11,800       122,003
 Rutland Trust P.L.C...................................      174,255        79,522
 S & U P.L.C...........................................       21,140       135,665
 *SCS Upholstery P.L.C.................................       29,000        76,097
 SFI Group P.L.C.......................................       26,713        88,191
 SIG P.L.C.............................................      103,200       379,709
 Safeland P.L.C........................................       25,000        15,687
 Salvesen (Christian) P.L.C............................      133,157       191,795
 *Sanctuary Group P.L.C................................      270,000       257,983
 Sanderson Bramall Motor Group P.L.C...................       68,166       225,046
 Saville (J.) Gordon Group P.L.C.......................      391,413       500,981
 Savills P.L.C.........................................      104,000       222,473
 Scapa Group P.L.C.....................................       44,337        50,583
 *Scipher P.L.C........................................       28,803        60,587
 Scottish Radio Holdings P.L.C.........................       13,100       161,599
 Secure Trust Group P.L.C..............................       27,118       140,190
 Senior Engineering Group P.L.C........................      122,900        63,097
 *Servicepower Technologies P.L.C......................      150,000        53,479
 Severfield-Rowan P.L.C................................       20,000        66,599
 Shaftesbury P.L.C.....................................      137,500       568,660
 Shanks & McEwan Group P.L.C...........................       92,900       224,562
 Sherwood International, Ltd...........................       16,674        35,074
 Shiloh P.L.C..........................................       14,500        51,696
 *ShopRite Group P.L.C.................................      204,780        36,505
 Silentnight Holdings P.L.C............................       84,300       203,173
 Simon Engineering P.L.C...............................      348,089       282,955
 Sinclair (William) Holdings P.L.C.....................       53,000        38,926
 Sindall (William) P.L.C...............................       66,000       414,141
 Sirdar P.L.C..........................................       41,600        45,978
 Skillsgroup P.L.C.....................................       79,475        52,703
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500       103,482
 *Soco International P.L.C.............................       59,000       118,638
 South Staff Water Holdings P.L.C......................      108,000       854,808
 Southampton Leisure Holdings P.L.C....................       19,615        10,909
 Spirax-Sarco Engineering P.L.C........................       55,100       305,277
 *Sportsworld Media Group P.L.C........................       26,049       101,230
 Spring Group P.L.C....................................      169,495       195,791
 Springwood P.L.C......................................       37,500        78,079
 St. Modwen Properties P.L.C...........................       50,000        76,653
 *Staffware P.L.C......................................       12,000        83,684
 Stanley (Charles) Group P.L.C.........................       76,800       320,360
 Stanley Leisure Organisation P.L.C....................      221,258       853,529
 Sterling Publishing Group P.L.C.......................       75,298        22,013
 Stirling Group P.L.C..................................      193,011        78,447
 *Stratagem Group P.L.C................................       70,315        19,053
 *Stylo P.L.C..........................................      127,367        50,859
 *Superscape P.L.C.....................................       14,621         5,421
 Swallowfield P.L.C....................................       15,000        18,825
 Syltone P.L.C.........................................       50,400        61,094
 *Synstar P.L.C........................................      143,000       114,203
 T & S Stores P.L.C....................................      138,335       621,433

                                                               SHARES        VALUE+
                                                               ------        ------

 TGI Group P.L.C.......................................       59,560   $    42,894
 *Tadpole Technology P.L.C.............................      109,090        16,724
 *Tandem Group P.L.C...................................      327,365             0
 *Tarsus Group P.L.C...................................       34,000        64,731
 Tay Homes P.L.C.......................................       52,629        81,059
 *Teamtalk.com Group P.L.C.............................      375,000        57,490
 Ted Baker P.L.C.......................................       16,500        73,181
 Telemetrix P.L.C......................................      165,708       322,573
 *Telme.com P.L.C......................................      250,000        23,174
 *Telspec P.L.C........................................       25,000        15,152
 *Ten Alps Communications P.L.C........................        2,352           755
 Tex Holdings P.L.C....................................       14,000        14,874
 *The Innovation Group P.L.C...........................       30,000       127,280
 *The Television Corp. P.L.C...........................       14,000        54,406
 Thorntons P.L.C.......................................      158,000       224,198
 Thorpe (F.W.) P.L.C...................................       24,000        40,901
 Tibbett & Britten Group P.L.C.........................       86,123       773,769
 Tilbury Douglas P.L.C.................................      142,194     1,018,988
 Tinsley (Eliza) Group P.L.C...........................       19,844         9,480
 Topps Tiles P.L.C.....................................       39,690       144,335
 Tops Estates P.L.C....................................       30,088        75,519
 Torex P.L.C...........................................       58,333       605,200
 *Torotrak P.L.C.......................................       39,193        64,557
 *Tottenham Hotspur P.L.C..............................      150,000       100,540
 Town Centre Securities (New) P.L.C....................      142,137       237,162
 *Trace Computers P.L.C................................       33,552        46,174
 Transport Development Group P.L.C.....................       19,782        55,012
 Triad Group P.L.C.....................................        9,412        12,282
 Trifast P.L.C.........................................       28,388        40,484
 Ulster Television, Ltd................................      115,602       482,218
 *Ultima Networks P.L.C................................      100,000         3,209
 Ultra Electronics Holdings P.L.C......................       32,680       185,255
 *Ultraframe P.L.C.....................................       37,200       120,691
 Umeco P.L.C...........................................        6,250        18,940
 Unite Group P.L.C.....................................       28,051       141,013
 *United Overseas Group P.L.C..........................      174,281         6,214
 Universal Salvage P.L.C...............................       10,755        72,624
 *Vanguard Medica Group P.L.C..........................       13,172        44,614
 *Vega Group P.L.C.....................................       10,000        25,670
 *Vert (Jacques) P.L.C.................................       45,000         6,578
 Vibroplant P.L.C......................................       83,100       100,733
 Victoria Carpet Holdings P.L.C........................       12,000        21,135
 Victrex P.L.C.........................................       35,948       148,670
 *Viglen Technology P.L.C..............................       13,791        13,177
 Vitec Group P.L.C.....................................       15,242        77,165
 *Vocalis Group P.L.C..................................        8,000           970
 Volex Group P.L.C.....................................       58,801       341,715
 Vosper Thornycroft Holdings P.L.C.....................       20,000       459,206
 Wagon Industrial Holdings P.L.C.......................       47,292       154,445
 Walker Greenbank P.L.C................................       53,105        12,685
 Warner Estate Holdings P.L.C..........................       70,000       316,952
 *Waterdorm P.L.C......................................      105,000             0
 Waterman Partnership Holdings P.L.C...................       65,000       115,408
 *Waverly Mining Finance P.L.C.........................       42,500         2,273
 Weir Group P.L.C......................................       35,236       125,877
 Wellington Holdings P.L.C.............................        9,000        11,744
 Wembley P.L.C.........................................        6,053        63,792
 Westbury P.L.C........................................      202,522       690,275
 Whatman P.L.C.........................................      241,935       401,954
 White Young Green P.L.C...............................        9,000        23,680

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 *Whittard of Chelsea P.L.C............................      30,000    $    11,979
 *Wiggins Group P.L.C..................................   1,148,266        255,867
 Wilmington Group P.L.C................................      28,692         60,354
 Wilshaw P.L.C.........................................     198,409         62,249
 Wilson (Connolly) Holdings P.L.C......................      51,000        107,279
 Wintrust P.L.C........................................      22,500        184,502
 Wolverhampton & Dudley Breweries P.L.C................      93,071        673,600
 Worthington Group P.L.C...............................     102,653          8,052
 Wyevale Garden Centres P.L.C..........................      36,271        241,303
 Wyndeham Press Group P.L.C............................      63,066         78,696
 *XAAR P.L.C...........................................      18,405         25,329
 *Xenova Group P.L.C...................................     145,714         72,731
 *YJL P.L.C............................................      35,932         13,195
 Yates Brothers Wine Lodges P.L.C......................      23,113         45,322
 Yorklyde P.L.C........................................      25,555         20,044
 Yorkshire Group P.L.C.................................      82,504         44,711
 Young & Co's Brewery P.L.C............................      10,000         79,862
 Young & Co's Brewery P.L.C. Class A...................       5,234         50,010
 Yule Catto & Co. P.L.C................................      53,557        180,252
 *Zetters Group P.L.C..................................      29,000         61,415
 Zotefoams P.L.C.......................................      12,000         13,776
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $88,371,964)...................................                 93,830,197
                                                                       -----------
RIGHTS/WARRANTS -- (0.4%)
 *Audemars Piguet Holdings SA Letter of Entitlement....      90,242              0
 *Creston P.L.C. Warrants 03/31/04.....................       1,000              0
 *Vocalis Rights 12/19/01..............................       8,000            399
 WSP Group P.L.C. 06/21/01.............................      75,000        330,500
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $174,218)......................................                    330,899
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $190,037).....................................                    174,922
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $88,736,219)...................................                 94,336,018
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   5.875%, 11/15/04, valued at $2,189,220) to be
   repurchased at $2,155,359
   (Cost $2,155,000)...................................   $   2,155      2,155,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $90,891,219)++.................................                $96,491,018
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $90,925,216.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
FRANCE -- (15.8%)
COMMON STOCKS -- (15.7%)
 *Agricole de la Crau..................................          449   $     22,112
 Apem SA...............................................        1,000         35,834
 Assystem SA...........................................        2,657         82,887
 *Aurea................................................          600          5,367
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        256,661
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        619,840
 *Berger Levrault SA...................................          476         52,637
 Boiron SA.............................................        3,800        239,877
 Brioche Pasquier SA...................................        5,200        322,201
 Burelle SA............................................        4,030        180,603
 CEGID SA..............................................        4,500        349,340
 *COM 1 SA.............................................          450          2,692
 *CS Communication et Systemes.........................       23,633        180,715
 Carbone Lorraine......................................       33,245      1,011,799
 Cegedim SA............................................        6,400        276,041
 Change de la Bourse SA................................          614         12,920
 Christian Dalloz SA...................................        2,022        147,012
 Cie Francaise des Ferrailles..........................       10,576        377,843
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,318,422
 Compagnie Financiere Saint-Honore.....................        1,188        143,604
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,119,837
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         12,088
 Continentale d'Entreprises SA.........................       20,087        854,150
 Costimex SA...........................................          700         13,914
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        180,061
 Cristalleries de Baccarat.............................        1,567        148,026
 *#Damart SA...........................................       22,900      1,648,574
 Deveaux SA............................................        1,040         63,695
 Didot-Bottin..........................................        1,620         87,178
 Docks des Petroles d'Ambes............................          100          8,954
 Docks Lyonnais........................................        1,147         22,009
 Dynaction SA..........................................       10,660        233,947
 Electricite de Strasbourg.............................       23,784        724,283
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 *Expand SA............................................        2,060        101,449
 Explosifs et de Produits Chimiques....................          524        104,160
 Fimalac SA............................................      104,100      3,592,355
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000         11,103
 Fininfo SA............................................        9,760        278,777
 Fonciere Lyonnaise SA.................................        2,896         69,235
 Fonderies Franco Belge................................          492         34,362
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        220,716
 *Fromagerie F. Paul Renard............................          200         14,147
 *GCI (Groupe Chatellier Industrie SA).................        7,258          1,170
                                                            SHARES           VALUE+
                                                            ------           ------

 GFI Industries SA.....................................        6,845   $    118,290
 Gantois Series A......................................          647         56,194
 Gascogne SA...........................................        6,472        400,436
 *#Gaumont.............................................       14,607        492,036
 *Generale de Geophysique SA...........................       17,278        547,663
 Gevelot...............................................        3,584        104,296
 Grands Moulins de Strasbourg..........................          110         14,390
 Groupe Guillin SA.....................................        1,200         29,011
 Groupe Norbert Dentressangle SA.......................        6,320        123,365
 Groupe Zannier SA.....................................        4,100        298,280
 Guitel-Etienne-Mobilor SA.............................          240         10,661
 Guyenne et Gascogne SA................................       26,000      2,009,097
 Hoteliere Lutetia Concorde............................        2,505        201,868
 Hotels et Casinos de Deauville........................        2,055        326,608
 IMS International Metal Service SA....................       12,630         83,686
 Immobanque............................................        1,098        118,961
 Immobiliere Marseillaise..............................          656      1,762,146
 Industrielle et Financiere d'Entreprise SA............          300         14,962
 *Informatique et Realite SA...........................        2,643         25,559
 *Lectra Systemes SA...................................       19,192         73,034
 Legris Industries SA..................................        9,350        168,695
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        180,513
 MRM...................................................        1,424         34,414
 Manitou SA............................................       11,092        645,565
 Matussiere et Forest SA...............................       13,600         94,253
 *Metaleurop SA........................................       35,749        102,431
 *Montupet SA..........................................       32,450        305,376
 *NAF NAF SA...........................................        4,200         46,820
 Nord-Est SA...........................................        2,707         64,838
 PSB Industries SA.....................................        1,240         86,936
 Parc Asterix SA.......................................          822         13,616
 Parisienne de Chauffage Urbain........................          200         12,894
 *Pier Import Europe SA................................       12,100         54,172
 Pinguely-Haulotte SA..................................       25,000        242,429
 Plastic Omnium........................................        5,141        294,608
 Radiall SA............................................        1,340         81,049
 Robertet SA...........................................        1,076         62,142
 Rochette..............................................       84,470        480,278
 Rougier SA............................................        2,040        105,944
 SDR de Bretagne SA....................................          714          8,298
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        425,243
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379         13,676
 SR Teleperformance....................................       90,928      1,791,171
 *Sabate SA............................................        2,400         38,681
 Sabeton...............................................       13,500        129,340
 Samse SA..............................................        4,400        315,181
 Sechilienne...........................................        2,200        141,437
 Securidev SA..........................................        1,500         12,840
 Selectibanque SA......................................        7,100        102,671
 Sidergie SA...........................................        4,000         97,061
 #Skis Rossignol SA....................................       41,668        548,450
 Smoby SA..............................................          500         13,207
 Societe Financiere Interbail SA.......................       17,550        477,713

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Societe Francais des Papiers Peints...................          400   $      8,596
 Sopra SA..............................................        6,900        238,172
 Sucriere de Pithiviers-le-Vieil.......................        1,825        606,253
 Taittinger SA.........................................       12,700      1,489,676
 Touax (Touage Investissement SA)......................       10,378        183,061
 *Trouvay et Cauvin SA.................................        1,500         11,739
 Unilog SA.............................................        6,320        390,466
 Union Generale du Nord SA.............................          994         58,608
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,443,335
 *Valtech, La Defense..................................       20,000         40,293
 Vermandoise de Sucreries..............................          323        219,803
 *Viel et Cie..........................................       42,228        127,423
 Vilmorin et Cie SA....................................        2,349        150,280
 Virbac SA.............................................        1,713        138,811
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $29,900,178)...................................                  34,291,598
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Simco SA CVG Warrants 10/31/03
   (Cost $86,256)......................................       19,695        121,681
                                                                       ------------
TOTAL -- FRANCE
  (Cost $29,986,434)...................................                  34,413,279
                                                                       ------------
GERMANY -- (14.5%)
COMMON STOCKS -- (14.5%)
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,220         46,131
 *Acg AG Fuer Chipkarten und Informationssysteme.......        1,400          7,835
 *Adva AG Optical Networking...........................        3,500         19,430
 *Agrob AG.............................................        5,800         67,513
 Aigner (Etienne) AG...................................          600         85,958
 Alsen AG, Hamburg.....................................       16,400        367,114
 *Alte Leipziger Versicherungs AG Series C.............        1,043        452,942
 Amira Verwaltungs AG..................................          200         92,226
 Andreae-Noris Zahn AG, Anzag..........................       27,200        657,581
 Anterra Vermoegensverwaltungs AG......................        1,350        112,417
 *Articon Integralis AG................................        2,100         21,605
 BUS (Berzelius Umwelt Service) AG.....................        5,400         32,831
 Baader Wertpapier Handelsbank AG......................        7,900         32,539
 *Babcock Borsig AG....................................       37,480        263,443
 *Balda AG.............................................        3,600         32,557
 Bayerische Handelsbank AG.............................       99,086      1,818,792
 #Beate Uhse AG........................................       16,800        138,393
 *Bechtle AG...........................................        2,200         16,547
 Berliner Elektro Holding AG...........................       11,061         67,347
 Berliner Kindl-Brauerei AG............................          790        141,473
 *Bertrandt AG.........................................        3,100         44,273
 Beru AG...............................................          600         26,352
 Bilfinger & Berger Bau AG, Mannheim...................       14,400        312,029
 *Biodata Information Technology AG....................        1,000            600
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        182,890
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          192         27,507
 Boewe Systec AG.......................................        3,000         51,844
 *Brau und Brunnen AG..................................        4,995         86,767
 Bremer Energiekonto AG................................        1,200         15,902
                                                            SHARES           VALUE+
                                                            ------           ------

 *Bremer Woll-Kaemmerei AG.............................       19,960   $     33,957
 Brillant AG...........................................        1,310         45,511
 *#Brokat AG...........................................        4,900          1,536
 Buckau (Walther) AG...................................        7,800              0
 Ce Consumer Electrnic AG..............................        2,700         19,099
 Ceag AG...............................................       20,670        145,287
 Cewe Color Holding AG.................................        1,900         20,755
 *Ceyoniq AG...........................................        2,900         14,282
 *Computerlinks AG.....................................          600         10,020
 *Comroad AG...........................................        2,200         19,502
 *Concordia Bau und Boden AG...........................      102,602        459,349
 *DAS Werk AG..........................................        1,200          3,438
 Data Modul AG.........................................        2,400         46,095
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200         89,010
 Deutsche Verkehrs-Bank AG.............................        7,124        574,094
 *Dierig Holding AG....................................       10,500         84,427
 Dis Deutscher Industrie Service AG....................        1,400         35,162
 Doag-Holding AG.......................................        7,500         28,541
 Dom-Braugerei AG......................................        1,100         44,322
 Duerr Beteiligungs AG.................................       14,750        322,254
 *Dyckerhoff AG DM50...................................       12,750        296,825
 *Dyckerhoff and Widmann AG............................       49,190         84,566
 *Elmos Semiconductor AG...............................        2,100         28,393
 ElreingKlinger AG.....................................        1,500         30,891
 *#Em TV & Merchandising AG............................       16,600         28,984
 Erlus Baustoffwerke AG................................          297         83,769
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 Escada AG.............................................       10,260        188,329
 Eurobike AG...........................................        1,700          5,449
 *Evotec Biosystems AG.................................        3,800         40,558
 #Fag Kugelfischer Georg Schaefer AG...................       24,300        257,835
 Feilmann AG...........................................        2,300         76,816
 Fja AG................................................          800         35,100
 Forst Ebnath AG.......................................           13          6,169
 *Freenet.De AG........................................        1,900         24,838
 Fuchs Petrolub AG Oel & Chemie........................        2,231        121,656
 *GFK AG...............................................        2,600         51,124
 *GPC Biotech AG.......................................        1,900         22,967
 *Gft Technologies AG..................................        2,100         11,752
 Gilde Brauerei AG.....................................        1,200        333,089
 Goldschmidt (T.H.) AG.................................       83,200      2,011,425
 *Gontard & Metallbank AG..............................        3,700          6,759
 *Grenkeleasing AG.....................................          800         13,753
 Gwag Bayerische Wohnungs-Aktiengesellschaft AG........        2,665         77,553
 *Hagen Batterie AG....................................          104         56,990
 Hamborner AG..........................................       21,000        428,717
 Hasen-Braeu AG........................................        1,000         36,711
 *Herlitz AG...........................................        3,462          6,510
 Holsten-Brauerei AG...................................       38,462        588,904
 *Holzmann (Philipp) AG................................        2,200         16,941
 *Hucke AG.............................................        8,300         14,864
 IFA Hotel & Touristik AG..............................        7,000         62,051
 *Intershop Communications AG..........................        5,200         11,081
 Iwka AG...............................................       26,613        300,249
 *Ixos Software AG.....................................        6,100         21,848
 *Jumptec Industrielle Computertechnik AG..............        2,000         15,043
 K & S Aktiengesellschaft AG...........................      129,500      2,406,050
 KSB AG................................................        2,387        183,916
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        746,092

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kampa-Haus AG.........................................        8,375   $     41,694
 Kamps AG, Duesseldorf.................................        8,200         65,713
 *Kaufring AG..........................................        2,203          6,293
 Keramag Keramische Werke AG...........................       13,000        449,311
 *#Kloeckner Humboldt-Deutz AG.........................       25,650         45,704
 *Kloeckner-Werke AG...................................        4,500         70,714
 *Km Europa AG (New)...................................        1,338         24,967
 Kolbenschmidt Pierburg AG, Duesseldorf................       28,473        314,860
 *Kontron Embedded Computers AG........................        2,600         33,524
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,174,754
 Kromschroeder (G.) AG.................................       26,520        161,710
 Krones AG.............................................          700         24,319
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         70,983
 LPKF Laser & Electronics AG...........................        2,200         11,918
 Lehnkering AG.........................................       15,300        143,846
 Leifheit AG...........................................       12,500        307,794
 Leoni AG..............................................       25,000        565,221
 *Loewe AG.............................................          700         20,057
 MG Vermoegensverwaltungs AG...........................        3,141        112,498
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 MVV Energie AG........................................       20,200        274,923
 *MWG Biotech AG.......................................        6,600         11,997
 *Maihak (H.) AG.......................................          143          7,247
 Mannheimer Aktiengesellschaft Holding AG..............       35,580      1,608,845
 Markt und Kuehlhallen AG..............................       14,000        231,908
 *Maternus-Kliniken AG, Bad Oyenhausen.................        2,400          6,447
 *Maxdata AG...........................................       11,500         82,377
 Mensch und Maschine Software AG.......................          900          9,026
 *Moenus Textilmaschinen AG............................        5,250          2,350
 *Moksel (A.) AG.......................................       15,800         46,403
 *Morphosys AG.........................................        1,100         54,664
 Mueller-Weingarten AG.................................       11,580        207,375
 *Nemetschek AG........................................        3,800         13,950
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         85,542
 *Niedermayr Papierwarenfabrik AG......................        1,200         18,803
 *Norddeutsche Affinerie AG............................        1,900         23,596
 Norddeutsche Steingutfabrik AG........................        5,960         31,486
 *Otto Reichelt AG.....................................       11,950         73,830
 *Parsytec AG..........................................          700          3,886
 *Pfaff (G.M.) AG......................................       80,000         22,206
 *Pfeiffer Vacuum Technology AG........................        1,000         35,816
 Pfleiderer AG.........................................       17,000        118,578
 Phoenix AG, Hamburg...................................       37,500        392,857
 Progress-Werk Oberkirch AG............................        5,000         83,272
 Puma AG...............................................        4,900        121,533
 *Qs Communications AG.................................        5,900          7,660
 *RTV Family Entertainment AG..........................        9,500         13,610
 *Rational AG..........................................        1,200         36,532
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200        126,789
 Renk AG...............................................       19,400        326,570
 #Rheinmetall Berlin AG................................       45,000        693,039
 *SGL Carbon AG........................................        2,100         52,085
                                                            SHARES           VALUE+
                                                            ------           ------

 Salzgitter AG.........................................       24,900   $    217,381
 *Schneider Rundfunkwerke AG...........................       10,274         45,997
 Schwarz Pharma AG.....................................        9,000        233,699
 Sektkellerei Schloss Wachenheim AG....................       15,120         95,040
 *Senator Entertainment AG.............................        9,800         28,080
 *Ser Systeme AG.......................................        6,000         13,431
 *Sibra Beteiligungs AG................................        8,844         23,757
 *Singulus Technologies AG.............................        3,600         95,091
 Sinner AG, Karlsruhe..................................        4,160         39,111
 #Sixt AG..............................................        6,500         50,926
 *Stada Arzneimittel AG................................        1,400         44,752
 Stahl (R.) AG.........................................        2,000         12,177
 *Steag Hamtech AG.....................................        1,800         14,280
 Stoehr & Co. AG.......................................       16,000         85,958
 Stollwerck AG.........................................          480        107,448
 *Strabag AG...........................................        3,332         69,604
 Stuttgarter Hofbraeu AG...............................       18,000        282,051
 Sued-Chemie AG........................................       29,146        939,503
 *Suess Microtec AG....................................        1,400         38,986
 #Takkt AG.............................................       29,100        157,118
 Tarkett AG............................................       12,800         67,621
 *Technotrans AG.......................................          200          6,522
 *Telegate AG..........................................        1,400          2,758
 *Terrex Handels AG....................................        1,250         55,962
 *United Internet AG...................................        5,400         22,919
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415         66,598
 VK Muehlen AG.........................................        1,312         58,503
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        279,875
 Vossloh AG............................................       15,900        311,075
 *WCM Beteiligungs AG..................................      100,666      1,158,251
 Walter AG.............................................       13,500        360,219
 Wanderer-Werke AG.....................................        7,903        100,484
 *Wedeco AG Water Technology...........................        1,100         35,261
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         38,547
 Wuerttembergische Hypotheken Bank AG..................       21,827        922,471
 Wuerttembergische Lebensversicherung AG...............        4,430         99,007
 Wuerttembergische Metallwarenfabrik AG................       30,330        440,223
 Wuerzburger Hofbraeu AG...............................          133         36,917
 Zapf Creation AG......................................          800         17,765
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....       10,455        585,088
                                                                       ------------
TOTAL -- GERMANY
  (Cost $36,396,424)...................................                  31,685,584
                                                                       ------------
SWITZERLAND -- (11.5%)
COMMON STOCKS -- (11.4%)
 *AFG Arbonia-Forster Holding AG.......................        2,610        139,471
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         18,081
 Afipa SA, Vevey.......................................           20          4,979
 Afipa SA, Vevey Series A..............................           80         27,739
 Aletsch AG, Moerel....................................           50        161,526
 BHB Beteiligungs und Finanzgesellschaft...............          150          4,000
 BKW FMB Energie AG, Bern..............................          660      1,021,988
 BVZ (Brig Visp Zermatt) Holding AG....................          370         48,306
 Bank Coop AG..........................................        5,881        644,600

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bank Sarasin & Cie Series B, Basel....................          274   $    527,438
 *Banque Cantonale de Geneve...........................        1,344        128,949
 *Banque Cantonale du Jura.............................          450         55,198
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        666,752
 Basellandschaftliche Kantonalbank.....................          600        221,886
 Basler Kantonalbank...................................        5,000        198,568
 *Bobst Group SA.......................................       18,200        555,353
 Bon Appetit Holding A.................................        1,650        117,980
 Bossard Holding AG....................................        6,350        122,235
 Bucher Holding AG, Niederweningen.....................          671        488,951
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        683,512
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        132,075
 *Calida Holding AG....................................          396         50,979
 Canon (Schweiz) AG, Dietlikon.........................        3,706        162,032
 Carlo Gavazzi Holding AG..............................          910         45,865
 Cie Financiere Tradition..............................        2,500        241,379
 *Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         19,257
 Daetwyler Holding AG, Atldorf.........................          348        465,327
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,426,533
 Edipresse SA, Lausanne................................          694        184,585
 Eichhof Holding AG....................................          188         91,329
 Energie Electrique du Simplon SA......................          350         22,741
 Escor AG, Duedingen...................................          744         11,295
 Financiere Michelin, Granges-Paccot...................          637        188,378
 Forbo Holding AG, Eglisau.............................        1,100        336,655
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............        2,001        105,774
 Galenica Holding AG, Bern Series B....................          405        329,550
 Generale d'Affichage, Geneve..........................          290        114,465
 Generali (Switzerland) Holdings, Adliswil.............        1,670        409,694
 Golay-Buchel Holding SA, Lausanne.....................           40         41,778
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         36,386
 Gurit-Heberlein AG....................................        1,125        799,282
 *HPI Holding SA.......................................        6,000         25,868
 Hero AG...............................................        3,040        365,511
 *Industrieholding Cham AG, Cham.......................          864        104,931
 Jelmoli Holding AG, Zuerich...........................        1,521      1,551,673
 #Jelmoli Holding AG, Zuerich (Namen)..................        2,835        585,321
 Kardex AG, Zuerich....................................        1,039        175,397
 Kardex AG, Zuerich (Participating)....................          610         98,901
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,681,316
 Kuehne & Nagel International AG.......................        3,240        155,233
 Lem Holdings AG, Lyss.................................          270         45,907
 *#Logitech International SA...........................       66,100      2,307,975
 Maag Holding AG, Zuerich..............................          922        123,733
 *Mikron Holding AG, Biel..............................        1,326        113,534
 #Moevenpick-Holding, Zuerich..........................        1,320        432,842
 *Nextrom Holding SA...................................          277         22,708
 *Omnium Geneve SA, Geneve.............................          110             73
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        240,468
 Oz Holding AG.........................................        4,400        347,342
 *Parco Industriale e Immobiliare SA...................          600          1,275
 Phoenix Mecano AG, Stein am Rhein.....................        2,749        667,723
                                                            SHARES           VALUE+
                                                            ------           ------

 *Reg Real Estate Group................................        8,010   $    471,809
 Sarna Kunststoff Holding AG, Sarnen...................          176        135,731
 *Schaffner Holding AG.................................          300         60,117
 Schweizerhall Holding AG, Basel.......................          140        157,276
 Schweizerische National Versicherungs Gesellschaft....          396        201,993
 Siegfried AG, Zofingen................................          856        675,739
 Sig Holding AG........................................        1,600        137,965
 *Sihl.................................................          150          2,364
 Sika Finanz AG, Baar..................................          800        167,356
 Sika Finanz AG, Baar (Namen)..........................          750         26,369
 Sopracenerina.........................................        2,409        168,959
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        136,178
 Unigestion Holding, Geneve............................        2,891        172,043
 Vaudoise Assurances Holding, Lausanne.................           45         81,158
 Villars Holding SA, Fribourg..........................          150         23,227
 *Von Moos Holding AG, Luzern..........................        7,000         25,929
 *Von Roll Holding AG, Gerlafingen.....................       23,024         69,626
 WMH Walter Meier Holding AG, Staefa...................           50         33,702
 Zehnder Holding AG....................................          193        111,221
 *Zellweger Luwa AG....................................        3,040        124,606
 Zschokke Holding SA, Geneve...........................          230         53,771
 Zueblin Holding AG....................................           93            525
 Zuercher Ziegeleien Holding, Zuerich..................        1,415        988,134
 Zuger Kantonalbank....................................          545        708,226
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,924,271)...................................                  24,834,626
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,229).....................................        2,001        111,485
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $22,281)......................................                      22,681
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $19,212,781)...................................                  24,968,792
                                                                       ------------
ITALY -- (8.1%)
COMMON STOCKS -- (8.1%)
 *Auschem SpA (In Liquidation).........................       82,000              0
 *Azienda Mediterranea Gas e Acqua SpA.................       78,000         81,155
 *Banca Intermobiliare di Investimenti e Gestoni SpA...       27,500        112,283
 Banca Popolare Dell'etruria e Del Lazio Scrl SpA......        4,000         34,976
 *Banca Popolare di Lodi Scarl.........................       33,000        263,274
 *Banca Profilo SpA....................................       29,000         75,303
 Banca Toscana.........................................       75,000        251,160
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        433,015
 Banco di Desio e della Brianza SpA....................       27,500         70,669
 Banco Piccolo Valellinese Scarl SpA...................       12,000         87,892
 Bassetti SpA..........................................       61,500        240,092
 *Bastogi SpA..........................................    1,183,000        172,659
 *Bayerische Vita SpA..................................       24,000        158,808
 *Binda SpA............................................    1,299,375              0
 Boero (Bartolomeo) SpA................................        8,925         74,720

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600   $     77,004
 *Bremba SpA...........................................       13,000         90,444
 Brioschi Finanziaria SpA, Milano......................      175,000         34,159
 Buzzi Unicem SpA......................................       30,500        211,104
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        111,101
 CAMFIN (Cam Finanziaria)..............................       36,527        122,321
 CIR SpA (Cie Industriale Riunite), Torino.............      182,500        163,737
 *CMI SpA..............................................       77,404         98,486
 Caltagirone SpA.......................................      178,399        710,836
 Cementeria di Augusta SpA.............................      105,000        129,743
 #Cementir Cementerie del Tirreno SpA..................      249,704        505,302
 #Cia Assicuratrice Unipol SpA.........................      199,333        667,525
 *Cirio Finanziaria SpA................................       85,000         27,780
 Class Editore SpA.....................................       22,000         76,037
 *Credito Artigiano SpA................................       24,000         67,262
 Cremonini SpA.........................................       23,000         29,882
 Cucirini SpA..........................................       30,000         30,891
 *Dalmine SpA..........................................    1,976,700        388,501
 #Danieli & C.Officine Meccaniche SpA..................       66,500        181,609
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *Ducati Motor Holding SpA.............................       25,000         38,838
 *Erg SpA..............................................       38,000        142,566
 Ericsson SpA..........................................        6,000        139,414
 *Esaote Biomedica SpA.................................        7,000         20,872
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        110,585
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        161,700
 *#Finmatica SpA.......................................       10,000        179,438
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 Gabetti Holding SpA...................................       55,000        109,575
 *Gemina SpA...........................................       58,000         37,703
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 *Gewiss SpA...........................................      221,700        750,368
 Grandi Navi Veloci SpA................................       15,000         28,877
 *Grassetto SpA........................................      279,125              0
 *Gruppo Ceramiche Ricchetti SpA.......................       51,000         25,253
 #Gruppo Editoriale L'espresso SpA.....................       32,500        101,270
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        139,011
 *#Impregilo SpA.......................................      532,000        258,183
 Industria Macchine Automatique SpA....................       23,000        166,607
 Industrie Zignago S. Margherita SpA...................       52,000        527,534
 *Interbanca SpA.......................................       11,000        144,786
 *Interpump Group SpA..................................       19,000         70,262
 Ipi SpA...............................................       70,700        238,659
 *Italdesign Giugiaro SpA..............................        8,000         28,151
 Italmobiliare SpA, Milano.............................        5,250        157,243
 Linificio and Canapificio Nazionale SpA...............       22,000         25,077
 *Locat SpA............................................       40,000         25,967
 Maffei SpA............................................       52,500         58,291
 *Mandelli SpA.........................................       41,000              0
                                                            SHARES           VALUE+
                                                            ------           ------

 Manifattura Lane Gaetano Marzotto & Figli SpA.........      138,000   $  1,135,563
 Marangoni SpA, Rovereto...............................       34,303         68,187
 #Merloni Elettrodomestici SpA.........................      155,000        711,977
 Milano Assicurazioni SpA..............................       81,000        245,868
 Monrif SpA............................................      150,000        119,267
 Montefibre SpA........................................      143,130         75,357
 *Navigazione Montanari SpA............................       20,000         22,295
 *Necchi SpA...........................................      164,250         34,341
 *Olidata SpA..........................................        8,000         20,952
 *Opengate Group SpA...................................        2,000         33,757
 Perlier SpA...........................................      100,700         18,124
 *Permasteelisa SpA....................................        6,000         80,586
 Pininfarina SpA.......................................       31,285        532,239
 Poligrafici Editoriale SpA............................      132,000        121,857
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      162,152        238,113
 *Premaimm SpA.........................................      179,000         22,118
 *Ratti SpA............................................       31,768         22,472
 Recordati Industria Chimica e Farmaceutica SpA........       48,000        902,563
 Reno de Medici SpA, Milano............................      100,500        113,564
 *Risanamento Napoli SpA...............................       11,000         26,593
 *Rodriquez SpA........................................       41,250              0
 #SAES Getters SpA.....................................       14,750        150,694
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       14,500        198,644
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        103,419
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         37,481
 SMI STA Metallurgica Italiana SpA.....................      565,280        257,125
 SNIA SpA..............................................      502,039        666,646
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         21,463
 *Sabaf SpA............................................        2,000         20,523
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,042
 *Sirti SpA............................................       35,000         30,712
 *Societe Sportiva Lazio SpA...........................       14,000         24,131
 Sogefi SpA............................................      182,500        337,442
 Sol SpA...............................................       14,000         22,313
 Sta per la Condotte Acque Potabili SpA................       14,000        167,977
 Stefanel SpA..........................................       54,400         94,984
 *Tecnodiffusione Italia SpA...........................        1,000         25,904
 Terme Demaniali di Acqui SpA..........................      199,500         56,984
 *Trevi-Finanziaria Industriale SpA....................       15,000         25,250
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................       52,520        113,804
 Vianini Lavori SpA....................................      180,752        720,211
 Vittoria Assicurazioni SpA............................       51,500        186,297
 Zucchi (Vincenzo) SpA.................................       89,000        371,358
                                                                       ------------
TOTAL -- ITALY
  (Cost $23,249,060)...................................                  17,647,157
                                                                       ------------

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
SPAIN -- (7.3%)
COMMON STOCKS -- (7.3%)
 Abengoa SA............................................        5,400   $     38,681
 Ahorro Familiar SA....................................        6,051        174,732
 *Aldeasa SA...........................................        1,800         27,258
 *#Amper SA............................................       56,800        232,933
 Azkoyen SA............................................       52,500        465,384
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       28,360         75,673
 Banco de Credito Balear SA............................       35,424        386,967
 Banco de Galicia SA...................................       75,500        946,437
 Banco de Valencia SA..................................      169,455      1,494,540
 Banco de Vasconia SA..................................       89,000        635,931
 Banco Guipuzcoano SA..................................       21,194        351,076
 Banco Pastor SA.......................................        1,956         26,972
 Banco Zaragozano SA...................................      187,990      1,417,306
 Bodegas y Bebedas SA..................................       39,504        554,984
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        208,180
 Campofrio Alimentacion SA.............................       69,600        774,635
 Cementos Portland SA..................................        1,400         34,557
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................       16,300         98,662
 Cortefiel SA..........................................        4,700         27,944
 *El Aguila SA.........................................       65,332        436,397
 Elecnor SA............................................       18,300        327,716
 Empresa Nacional de Celulosa SA.......................        9,840        136,126
 Energia e Industrias Aragonesas SA....................       12,340         52,484
 *Ercros SA............................................       48,518         18,246
 Espanola del Zinc SA..................................       29,250         53,167
 *Estacionamientos Urbanos SA..........................        4,200              0
 Europistas Concesionaria Espanola SA..................      174,940        747,178
 Fabrica Espanola de Productos Quimicos y Farmaceuticos
   SA..................................................        2,100         23,467
 *#Filo SA.............................................       82,733        184,457
 *Grupo Picking Pack SA................................       87,465        122,956
 Hullas del Coto Cortes................................        8,666         56,645
 *Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210      1,146,504
 *Iberica I-...........................................        5,408         45,362
 Inbesos SA............................................        8,050         15,713
 *Indo Internacional SA................................       33,600         75,214
 Inmobiliaria Colonial SA ICSA.........................        3,300         35,428
 Inmobiliaria del Sur SA...............................        1,656         72,656
 *#Inmobiliaria Urbis SA...............................       74,582        297,174
 Koipe SA, San Sebastian...............................       16,800        478,960
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         47,385
 Lingotes Especiales SA................................       22,080         64,254
 Marco Iberica Distribucion de Ediciones Midesa........        5,600         71,854
 Metrovacesa SA........................................        5,600         75,146
 Nicolas Correa SA.....................................       15,750         37,231
 *Nueva Montana Quijano SA Series B....................       40,500         11,604
 Obrascon Huarte Lain SA...............................       53,992        275,080
 Papelera de Navarra SA................................        6,000         85,958
 Pescanova SA..........................................       24,409        250,686
 #Portland Valderrivas SA..............................       18,225        399,807
 Prosegur Cia de Seguridad SA..........................        7,000         96,837
 *#Radiotronica SA.....................................       10,575         88,723
 Reno de Medici SpA....................................       74,387         86,588
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tableros de Fibras SA Series B.......................        8,560   $     51,736
 Tavex Algodonera SA...................................       26,400         74,225
 *Tele Pizza SA........................................       13,400         21,837
 Uniland Cementera SA..................................        5,750        286,259
 Unipapel SA...........................................       27,957        285,373
 #Uralita SA...........................................      101,725        510,073
 Vallehermoso SA.......................................       13,900         91,230
 Vidrala SA, Alava.....................................       47,040        296,943
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................       97,492        441,709
                                                                       ------------
TOTAL -- COMMON STOCKS
  (Cost $12,756,585)...................................                  15,949,240
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Inmobiliaria del Sur SA Rights 10/31/01
   (Cost $12,428)......................................          331         14,164
                                                                       ------------
TOTAL -- SPAIN
  (Cost $12,769,013)...................................                  15,963,404
                                                                       ------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
 A.I.R. Holdings NV....................................        1,119         28,055
 *ASM International NV.................................        4,400         66,976
 Aalberts Industries NV................................       25,017        396,484
 Accell Group NV.......................................        4,865         49,442
 *Atag Group NV........................................        4,630          1,202
 Athlon Groep NV.......................................       34,250        426,277
 Batenburg Beheer NV...................................        3,000         75,213
 *Begemann Groep NV....................................       11,909         47,985
 *Begemann Groep NV Series B...........................       13,451          4,697
 Boskalis Westminster NV...............................       47,991      1,418,047
 Buhrmann NV...........................................        9,200         93,745
 *Creyf's SA...........................................       18,064        230,972
 *Creyf's SA Strip VVPR................................       18,064            162
 Delft Instruments NV..................................       13,336        109,858
 Draka Holding NV......................................        1,400         48,500
 *Econosto NV..........................................       17,305         77,474
 Eriks Group NV........................................        8,000        207,733
 *Exact Holding NV.....................................        1,700         44,448
 *Fox Kids Europe NV...................................        7,400         79,843
 Gamma Holding NV......................................       15,705        432,414
 *Gemeenschappeljk Bezit Crown van Gelder NV...........       12,000        116,044
 Getronics NV..........................................       24,210         89,528
 Geveke NV.............................................        9,193        345,719
 Grolsche NV...........................................       32,100        617,960
 *Haslemere NV.........................................        2,100         87,812
 *Heijmans NV..........................................        1,400         25,121
 Hollandsche Beton Groep NV............................       60,669        645,357
 Internatio-Mueller NV.................................       28,645        527,081
 KLM (Koninklijke Luchtvaart Mij) NV...................        4,200         50,882
 Kas-Associatie NV.....................................       42,888        587,549
 Koninklijke Bam NV....................................       25,037        416,977
 Koninklijke Frans Maas Groep NV.......................       12,349        226,674
 Koninklijke Nedlloyd NV...............................       23,472        352,032
 Koninklijke Ten Cate NV...............................       10,204        224,305
 Koninklijke Ubbink NV.................................        1,500         48,083
 Koninklijke Vendex KBB NV.............................        6,500         62,042
 Koninklijke Volker Wessels Stevin NV..................        2,410         47,150
 Koninklijke Vopak NV..................................        3,600         56,668
 *Laurus NV............................................        9,060         41,292
 MacIntosh NV..........................................       15,590        144,478

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 NBM-Amstelland NV.....................................       59,684   $    314,768
 NV Holdingsmij de Telegraaf...........................        3,600         55,927
 Nagron Nationaal Grondbezit NV........................       16,122        389,762
 Nederlandsche Apparatenfabriek........................       14,000        201,823
 *Nh Hotels............................................       21,703        195,300
 Oce NV................................................        6,000         54,798
 *Opg Groep NV Series A................................          900         31,026
 *Petroplus International NV...........................        1,900         28,411
 Polynorm NV...........................................        3,927        243,675
 Reesink NV............................................        2,050         77,553
 Roto Smeets de Boer NV................................        1,040         22,349
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         70,873
 #Samas-Groep NV, Zaandam..............................       24,184        147,033
 Schuitema NV, Amersfoort..............................       34,200        523,647
 Schuttersveld NV......................................       20,596        212,079
 *Sligro Beheer NV.....................................          800         21,848
 Smit International NV.................................       19,643        409,808
 Stork NV..............................................        2,900         22,980
 *Textielgroep Twenthe NV..............................        1,000         50,008
 Twentsche Kabel Holding NV............................       18,244        294,042
 Unique International NV...............................       11,094        188,241
 Van Der Mollen Holding NV.............................       55,443      1,563,774
 *Vredestein NV........................................       15,514         78,485
 Wegener Arcade NV ....................................       70,830        482,001
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $9,843,590)....................................                  14,232,492
                                                                       ------------
SWEDEN -- (5.6%)
COMMON STOCKS -- (5.6%)
 *Active I Malmoe AB Series A..........................        4,160         38,158
 *Active I Malmoe AB Series B..........................        4,160         38,547
 *Addtech AB Series B..................................       12,800         50,318
 *Alfaskop AB..........................................        3,200            240
 *Allgon AB Series B...................................       28,400        170,123
 Angpannefoereningen AB Series B.......................       10,800        143,541
 Arkivator AB..........................................        3,600         28,641
 Avesta Polarit........................................       83,700        329,033
 *Axfood AB............................................       32,400        335,098
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         55,556
 Beiger Electronics AB.................................       11,700         76,656
 Beijer AB Series B....................................       11,700         74,466
 Beijer Alma AB Series B...............................       10,400         66,679
 Bergman & Beving AB Series B..........................       12,800         49,120
 *Biacore International AB.............................        5,850        184,523
 *Biora AB.............................................        6,200          5,803
 Bong Ljungdahl AB.....................................        6,000         39,311
 Boras Waefveri AB Series B............................        8,600         37,913
 Capona AB.............................................       19,000         92,474
 Carbo AB..............................................       18,300        268,059
 Castellum AB..........................................       26,200        274,653
 Catena AB Series A....................................       66,700        449,493
 Cloetta AB Series B...................................        1,400         20,311
 Concordia Maritime AB Series B........................       37,300         50,273
 *Doro AB..............................................        2,900          3,393
 *Duroc AB Series B....................................        2,700         10,083
 *Elekta AB............................................       14,100        122,075
 Enea Data AB Series B.................................      220,000        130,756
 *Epsilon AB Series B..................................        4,300         13,483
 Esselte AB Series A...................................       40,100        177,529
 #Esselte AB Series B..................................       34,500        154,998
                                                            SHARES           VALUE+
                                                            ------           ------

 Fagerhult AB..........................................        2,900   $     26,193
 *Fagerlid Industrier AB...............................        8,600              0
 Fastighets AB Tornet..................................       16,200        220,619
 *Fastighits AB Celtica................................        5,800         37,186
 #Finnveden AB.........................................       45,250        144,000
 *#Frontec AB Series B.................................       18,200         18,738
 #Garphyttan Industrier AB.............................       39,000        319,402
 Getinge Industrier AB Series B........................       44,151        675,652
 Geveko AB Series B....................................        8,300        102,546
 Gorthon Lines AB Series B.............................       41,800         54,773
 Graenges AB...........................................       19,400        268,738
 Gunnebo AB............................................       10,900        121,406
 HL Display AB Series B................................        2,000         21,153
 Heba Fastighets AB Series B...........................        4,300         26,966
 Hexagon AB Series B...................................        3,572         44,132
 Hoeganges AB Series B.................................       22,700        347,383
 *IBS AB Series B......................................       40,200         64,717
 *#Icon Medialab International AB......................       24,900         10,255
 Industrifoervaltnings AB Skandigen....................       21,400         49,274
 *Information Highway AB...............................       12,500            468
 *Intelligent Microsystems Data AB.....................       45,600         12,804
 *#Intentia International AB Series B..................       12,840         69,103
 Karlshamns AB.........................................       10,000         72,538
 *Klippans Finpappersbruk AB...........................        5,800          9,554
 *Lagercrantz Group AB Series B........................       12,800         35,942
 Lindex AB.............................................       16,100        207,955
 Ljungberg Gruppen AB Series B.........................        3,800         29,165
 *Mandator AB..........................................       22,800          7,469
 *Medivir Series B.....................................        2,800         15,986
 Modul 1 Data AB.......................................        6,700          6,522
 Munksjo AB............................................       26,400        153,201
 NCC AB Series B.......................................       10,300         67,484
 NH Nordiska Holding AB................................       41,750         44,939
 Nibe Industrier AB Series B...........................        2,600         46,967
 Nobelpharma AB........................................       45,460      1,829,628
 *Nolato AB Series B...................................       30,600        199,054
 OEM International AB Series B.........................        7,100         63,132
 Observer AB...........................................      114,880        720,417
 *Ortivus AB...........................................        5,900         11,597
 PEAB AB Series B......................................       39,300        133,893
 Pandox Hotelfastigheter AB............................       13,100         91,960
 Partnertech AB........................................        3,800         26,142
 *#Perbio Science AB...................................       22,000        321,227
 *Poolia AB Series B...................................       18,150        115,518
 *Prevas AB Series B...................................       16,000         24,111
 *Pricer AB Series B...................................       65,000         11,438
 Rottneros Bruk AB.....................................      366,600        332,835
 Sardus AB.............................................        3,000         17,128
 Scandiaconsult AB.....................................       57,200        214,151
 Scribona AB Series A..................................       40,100         42,787
 Scribona AB Series B..................................       31,700         35,605
 Semcon AB.............................................        8,300         33,793
 Sigma AB Series B.....................................       17,200        102,227
 *Sigma AB Series B....................................        8,600         18,433
 Sweco AB Series B.....................................       23,450        151,446
 TV 4 AB Series A......................................        5,800        100,430
 *Ticket Travel Group AB...............................        4,500          3,622
 Trelleborg AB Series B................................       55,800        433,488
 Wallenstam Byggnads AB Series B.......................       16,700        113,323
 Wedins Norden AB Series B.............................       10,000         24,242
 Westergyllen AB Series B..............................        4,300         23,545
 Wihlborgs Fastigheter AB Series B.....................      190,300        247,582

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Wilh Sonesson AB Series A.............................        4,160   $      5,451
 Wilh Sonesson AB Series B.............................        4,160          5,646
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,135,342)...................................                  12,278,387
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $4,702).......................................                       4,686
                                                                       ------------

,RC(S^^DHC,'(000)',")]
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
 Spendrup Bryggeri AB Series B Debenture Loan 2008
   (Cost $2,054).......................................          139          1,767
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $13,142,098)...................................                  12,284,840
                                                                       ------------

                                                            SHARES
                                                            ------
                                                           -------
                                                            (000)
GREECE -- (5.4%)
COMMON STOCKS -- (5.4%)
 *A. Cambas Holding & Real Estate SA...................        6,915         23,405
 Aegek.................................................       47,126        170,474
 *Agricultural Life Insurance S.A......................        7,800        114,260
 Agrotiki Insurance S.A................................        6,470        134,403
 Aktor S.A.............................................       32,450        255,109
 Alcatel Cables Hellas S.A.............................        3,003         21,404
 Alfa-Beta Vassilopoulos S.A...........................        7,012         90,913
 Alpha Leasing.........................................       20,735        176,378
 Alte Technological Co. S.A............................       15,815         63,157
 Altec Information & Communication Systems S.A.........       35,409         93,847
 Alumil Milonas S.A....................................       12,108         71,771
 Aluminum of Attica S.A................................       41,941        119,422
 *Anek Lines S.A.......................................       27,901         56,461
 Arcadia Metal Industry C. Rokas S.A...................       11,299         85,995
 *Aspis Bank...........................................       12,931         64,376
 *Aspis Pronia General Insurance S.A...................       29,790        119,499
 Athens Medical Center S.A.............................       56,185        212,300
 Athens Water & Sewerage Public Co.....................       53,245        343,264
 *Attica Enterprises S.A. Holdings.....................       61,462        290,574
 *Attica Publications S.A..............................        3,340         23,028
 Atti-Kat S.A..........................................       17,523         36,872
 *Autohellas S.A.......................................        5,720         35,135
 *Avax S.A. Construction Co............................       18,300        213,999
 Bank of Attica S.A....................................       31,198        215,656
 Benrubi S.A...........................................        3,959         22,616
 Chipita S.A...........................................       19,050        148,399
 *Daring Sain..........................................        7,760         26,681
 Delta Dairy S.A.......................................       16,465        127,083
 Edrassi C. Psallidas S.A..............................        5,132         26,376
 Egnatia Bank S.A......................................       63,887        241,402
 El. D. Mouzakis S.A...................................       18,675         64,545
 *Elais Oleaginous Production S.A......................        7,080        119,562
 Elmec Sport S.A.......................................       18,280         30,444
 Esha..................................................        2,240         44,767
 Etba Leasing S.A......................................        8,648         27,876
 Ethniki General Insurance Co..........................       26,897        267,327
 *Europaiki Techniki...................................       13,100         24,281
 *Everest S.A..........................................       14,100         37,497
 Flour Mills Loulis....................................        8,362         31,597
 Fourlis S.A...........................................       12,980         72,291
                                                            SHARES           VALUE+
                                                            ------           ------

 Frigoglass S.A........................................       20,000   $     80,228
 General Construction Co. S.A..........................       13,860        112,437
 *General Hellenic Bank................................       13,424        129,574
 Germanos S.A..........................................       19,745        185,636
 Goody's S.A...........................................        8,710        121,351
 Halkor S.A............................................       72,736        291,772
 *Hatziioannou S.A.....................................       20,270         59,531
 Hellas Can Packaging Manufacturers S.A................       12,145         82,647
 Hellenic Biscuits Co. S.A.............................       15,300         66,580
 Hellenic Cables S.A...................................       11,060         37,236
 Hellenic Duty Free Shops S.A..........................       43,650        443,996
 *Hellenic Fabrics S.A.................................        7,460         60,919
 *Hellenic Sugar Industry S.A..........................       27,169        240,352
 Hellenic Technodomiki S.A.............................       75,000        449,938
 *Heracles General Cement Co...........................       37,868        497,076
 *Heremes S.A Building Enterprises.....................        7,006         33,499
 Hyatt Regency S.A.....................................       63,820        298,294
 Inform P. Lykos S.A...................................       13,790        120,512
 Intrasoft S.A.........................................       28,490        184,692
 Ionian Hotel Enterprises..............................        7,908         68,967
 K. I. Sarantopoulos S.A...............................        8,380         36,317
 Karelia Cigarette Co..................................        2,160        102,389
 *Kathimerini S.A......................................        8,500         49,319
 Katselis Sons S.A.....................................        4,950         31,557
 *Kekrops Hotel Touristing Building....................        1,644         71,423
 *Keramia-Allatini S.A. Industrielle Commerciale &
   Technique...........................................        1,610         25,862
 *Klonatex S.A.........................................       15,654         63,355
 Lambrakis Press S.A...................................       60,020        281,607
 *Lampsa Hotel Co......................................        5,027         20,795
 Lavipharm S.A.........................................       19,646         45,737
 Light Metals Industry.................................       28,662         76,735
 Mailis (M.J.) S.A.....................................       42,735        208,926
 *Maritime Company of Lesvos S.A.......................       20,053         30,165
 Metka S.A.............................................        4,670         21,828
 Michaniki S.A.........................................       27,890         63,680
 Minoan Lines S.A......................................       35,463         95,261
 *Mochlos S.A..........................................       14,520         29,903
 Mytilineos Holdings S.A...............................       30,390        157,825
 N.B.G. Real Estate Development Co.....................       82,840        479,170
 *Naoussa Spinning Mills S.A...........................       34,340         95,934
 National Investment Bank for Industrial Development...       18,173        170,532
 Nikas S.A.............................................       11,127         36,465
 *Notos Com.Holdings S.A...............................       25,657         53,527
 Pantechniki S.A.......................................        7,926         29,949
 Pegasus Publishing & Printing S.A.....................       23,430         59,581
 Petzetakis S.A........................................       16,985         76,346
 *Proodeftiki Technical Co.............................       13,307         26,690
 *Sanyo Hellas S.A.....................................       25,541         45,739
 *Sarantis S.A.........................................       25,624         76,173
 Selected Textile Industry Assoc. S.A..................       21,870         39,556
 Shelman...............................................       18,635         43,717
 Silver and Baryte Ores Mining Co. S.A.................       14,970        115,275
 Singular S.A..........................................       54,600        214,133
 Spyroy Agricultural House S.A.........................       14,788         54,554
 *Stabilton S.A........................................       27,530         21,939
 *Strintzis Shipping Lines S.A.........................       52,500         83,675
 TEB S.A. (Volos Technical Co.)........................       17,633         47,208
 Technical Olympic S.A.................................       62,500        139,906

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Telesis Investment Bank S.A...........................       20,860   $    132,240
 Terna Tourist Technical & Maritime S.A................        6,287         32,313
 Themeliodomi..........................................       15,450         68,616
 Thrace Plastics Co. S.A...............................       15,015         31,325
 Tiletipos S.A.........................................       26,418        118,746
 Uncle Stathis S.A.....................................        5,499         28,164
 *Unisystems S.A.......................................       18,900         80,892
 Veterin...............................................        8,354         48,023
 Vioter S.A............................................       12,460         22,983
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,164,071)...................................                  11,795,738
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Maritime Company of Lesvos S.A. Rights 11/30/01
   (Cost $0)...........................................       20,053            180
                                                                       ------------
TOTAL -- GREECE
  (Cost $11,164,071)...................................                  11,795,918
                                                                       ------------
FINLAND -- (4.7%)
COMMON STOCKS -- (4.6%)
 *4F-Secure Corp.......................................       38,176         45,121
 Alandsbanken AB Series B..............................        1,700         23,898
 *Aldata Solutions Oyj.................................       17,571         27,218
 *Alma Media Oyj.......................................        1,074         15,915
 Amer-Yhtymae Oyj Series A.............................       17,020        407,662
 *Aspocomp Group P.L.C.................................        2,738         33,587
 *Benefon Oy...........................................        1,900          4,338
 *Capman Oyj Series B..................................       12,485         24,482
 *Comptel Oyj..........................................       24,621         82,671
 *Eimo Oyj.............................................       14,835         28,160
 *Elcoteq Network Corp.................................        2,200         17,630
 *Eq Online Oyj........................................        7,100         11,125
 *Evox Rifa Group Oyj..................................       51,210          5,961
 Finnair Oyj...........................................       77,910        260,905
 *Finnlines Oyj........................................       18,280        351,910
 *Finvest Oyj..........................................       51,210          6,878
 Fiskars Oy AB Series A................................        8,550         66,987
 HK Ruokatalo Oy Series A..............................       11,400         32,154
 Hartwall Oyj Series A.................................       13,494        283,939
 Huhtamaki Van Leer Oyj................................        6,300        185,533
 Instrumentarium Oy....................................       27,200      1,142,243
 *J.W. Suominen Yhtyma Oy..............................       11,970         53,590
 *Jaakko Poyry Group Oyj...............................        3,700         53,008
 *Jippii Group Oyj.....................................       18,360          6,247
 *Jot Automation Group Oyj.............................       20,850         11,388
 KCI Konecranes International Oyj......................       13,800        354,508
 #Kemira Oyj...........................................      118,400        885,228
 Kesko Oyj.............................................       13,400        110,145
 Kone Corp.............................................        4,980        337,285
 Laennen Tehtaat Oy....................................        3,930         36,245
 Lassila & Tikanoja Oyj................................       11,970        184,884
 Lemminkainen Oy.......................................       13,100        159,524
 Martela Oy............................................          530          9,491
 Metra Oyj Series B....................................        9,600        172,346
 Metsaemarkka Oyj Series B.............................          700          2,614
 Metsa-Serla Oyj Series B..............................       24,200        151,681
 New Kyro Corp. Oyj....................................       36,470        179,604
 Nokian Renkaat Oyj....................................        9,700        251,442
 Nordic Aluminium Oy...................................        1,900         11,313
 Novo Group Oyj........................................       31,600         71,302
                                                            SHARES           VALUE+
                                                            ------           ------

 Okobank Class A.......................................       31,940   $    400,387
 Olvi Oyj Series A.....................................          410          7,122
 Orion-Yhtyma Oyj Series B.............................       12,700        220,609
 Outokumpu Oyj Series A................................       21,100        210,656
 #Oy Stockmann AB Series B.............................       24,300        242,604
 PK Cables Oyj.........................................        4,760         25,360
 Partek Oyj............................................       44,870        353,554
 Pohjola Group Insurance Corp. Series A................        9,415        166,918
 *Pohjola Series C.....................................          115              0
 *Polar Real Estate Corp. Series K.....................      126,010         40,619
 Ponsse Oyj............................................        4,900         41,461
 #Raisio Group P.L.C. Series V.........................      118,423        100,734
 Rakentajain Koneuvokrammo Oy..........................        5,700         23,988
 *Rapala VMC Oyj.......................................       20,000         51,038
 Rautaruukki Oy Series K...............................       37,400        141,319
 Rocla Oy..............................................        1,300          7,857
 Sampo Insurance Co., Ltd..............................          810          6,375
 *Silja Oy AB Series A.................................       44,020         63,065
 *Sponda Oyj...........................................       22,135         90,972
 *Stonesoft Corp.......................................       11,279         23,127
 *Talentum Oyj.........................................       18,300         76,194
 Tamro Oyj.............................................      105,620        335,731
 *Tecnomen Holding Oyj.................................       36,470         60,412
 *Teleste Corp. Oyi....................................        4,518         56,636
 Uponor Oyj Series A...................................       32,500        532,539
 Vaisala Oy Series A...................................       12,650        325,646
 Viking Line AB........................................        3,240         60,053
 Yit-Yhtymae Oyj.......................................       26,854        306,334
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,242,897)...................................                  10,071,427
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Perlos P.L.C. Warrants 04/04/04
   (Cost $138,765).....................................       14,045        149,653
                                                                       ------------
TOTAL -- FINLAND
  (Cost $10,381,662)...................................                  10,221,125
                                                                       ------------
NORWAY -- (4.1%)
COMMON STOCKS -- (4.0%)
 Aker Maritim ASA......................................       44,230        425,834
 *Aktiv Kapital ASA....................................        3,200         40,481
 Arendals Fosse Kompani ASA............................          100          4,254
 *Avantor Financial Corp...............................       13,270         63,880
 Awilco ASA Series A...................................       50,950        105,521
 Bergesen Dy ASA Series A..............................       19,300        328,417
 Blom ASA..............................................        7,970          6,246
 Bonheur ASA...........................................        9,800        155,790
 *Braathens S.A.F.E. ASA...............................       19,320         57,749
 *C. Tybring-Gjedde ASA................................       49,104          7,971
 *Choice Hotel Scandinavia ASA.........................       27,740         62,110
 *Corrocean ASA........................................       15,700         10,511
 *Den Norske Oljeselkapet..............................       36,420         53,412
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA
   Series A............................................       47,130        112,383
 *#EDB Elektronisk Data Behandling ASA.................       54,917        316,621
 Ekornes ASA...........................................       28,690        218,406
 Elkem ASA.............................................       21,150        362,265
 *#Eltek ASA...........................................        7,338         36,556
 Farstad Shipping ASA..................................       41,190        172,921
 *Fred Olsen Energy ASA................................       25,900        108,152

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ganger Rolf ASA.......................................        5,490   $     87,889
 *Gresvig ASA..........................................        4,590          3,854
 *Hafslund ASA.........................................       58,700        233,287
 *Hydralift AS.........................................       15,540        109,602
 *Industrifinans Naeringseiendom ASA...................        7,582          9,422
 *#Infocus Corp........................................       10,455        236,429
 *Kenor ASA............................................       39,200         11,410
 *Kongsberg Gruppen ASA................................       25,800        298,941
 *Kvaerner ASA.........................................       31,900         45,711
 *Kverneland ASA.......................................        8,800        108,860
 *Leif Hoegh & Co. ASA.................................       31,175        266,989
 *Merkantildata ASA....................................       63,801         77,139
 #Nera ASA.............................................      111,753        297,756
 *Nordic Vlsi..........................................        5,000         32,466
 Nordlandsbanken ASA...................................        5,830        131,187
 *#Ocean Rig ASA.......................................       40,476         46,672
 Odfjell ASA Series A..................................       14,510        207,923
 *Olav Thon Eiendomsselskap ASA........................        8,320        153,685
 *#Pan Fish ASA........................................       55,948         97,083
 *#Petroleum Geo Services ASA..........................       35,100        223,979
 *Petrolia Drilling ASA................................       26,706         13,454
 *Prosafe ASA..........................................       23,630        261,893
 #Reitan Narvesen Asa..................................       45,500        336,187
 #Rieber and Son ASA Series A..........................       23,584        126,731
 *Scana Industrier ASA.................................       74,400          5,164
 Schibsted ASA.........................................       28,800        290,175
 *Sensonor ASA.........................................       23,969         14,356
 *Sinvest ASA..........................................       15,540          1,653
 Smedvig ASA Series A..................................       57,680        393,895
 *Software Innovation ASA..............................        4,199         23,974
 *Solstad Offshore ASA.................................       12,000         47,153
 Steen and Stroem ASA..................................       19,512        216,253
 *Stento Asa...........................................        1,225         13,302
 *#Tandberg ASA........................................       35,240        721,958
 Tandberg Data ASA.....................................       35,250         32,556
 *Tandberg Television ASA..............................       47,030        222,184
 *Tgs-Nopec Geophysical Co. ASA........................        9,200        111,234
 *Unit 4 Agresso NV....................................        4,620         46,549
 *Unitor ASA...........................................       15,220         70,370
 Veidekke ASA..........................................       15,936         84,742
 Visual Management Applications ASA....................       24,693        189,360
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       12,800         96,009
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,211,697)...................................                   8,648,916
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $279,976).....................................                     280,232
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ocean Rig ASA Rights 12/17/01........................       40,476              0
 *Sensonor ASA Rights 12/11/01.........................       23,969            939
 *Sinvest ASA Rights 12/17/01..........................       84,853          1,425
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       2,364
                                                                       ------------
TOTAL -- NORWAY
  (Cost $10,491,673)...................................                   8,931,512
                                                                       ------------
DENMARK -- (3.4%)
COMMON STOCKS -- (3.3%)
 AS Dampskibsselsk Torm................................       12,700         69,510
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         45,229
                                                            SHARES           VALUE+
                                                            ------           ------

 *Alm. Brand A.S.......................................        8,175   $     79,654
 Amagerbanken A.S......................................        1,050         58,101
 Amtssparekassen Fyn A.S...............................          968         46,577
 Bang & Olufsen Holding A.S. Series B..................        8,567        180,344
 Brodrene Hartmann A.S. Series B.......................        2,865         40,839
 *Bryggerigruppen A.S..................................        2,072         52,092
 Christian Hansen Holding A.S. Series B................        6,720        173,797
 Codan A.S.............................................        8,000        118,367
 Coloplast A.S. Series B...............................        4,374        289,385
 D'Hooge Schouw NV.....................................        4,000         68,807
 DFDS A.S., Copenhagen.................................        4,000         62,792
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         13,621
 Dampskibsselskabet Norden A.S.........................        1,770         53,229
 Danske Traelastkompagni A.S...........................       28,340        317,042
 *East Asiatic Co., Ltd................................       15,633        327,209
 *Edb Gruppen A.S......................................        1,810         23,297
 FLS Industries........................................       39,980        288,555
 Fimiston Resources & Technology Ltd...................          400          2,574
 Fluegger A.S. Series B................................        1,638         28,176
 *Foras Holding A.S. Series A..........................        7,082         32,372
 Forstaedernes Bank....................................        1,750         36,839
 Glunz & Jensen A.S....................................        1,470         16,799
 Gn Great Nordic.......................................        7,500         44,207
 Henriksen Og Henriksen Holding A.S. Series B..........          770         59,743
 Hoejgaard Holding A.S. Series B.......................        1,700         30,470
 *I-Data International A.S.............................        2,327          5,290
 IC Co. A.S............................................        3,510         19,000
 *Incentive A.S........................................        3,575          4,042
 *Junckers (F.) Industrier A.S.........................          860          6,724
 *Jyske Bank A.S.......................................       15,270        327,877
 *Kjobenhavns Sommer Tivoli A.S........................          190         30,809
 Koebenhavns Lufthavne.................................        6,900        384,294
 Korn-Og Foderstof Kompagnet A.S.......................        8,498        139,535
 *NTR Holdings A.S.....................................        1,130          7,476
 Naestved Diskontobanken...............................          230         21,027
 *Navision Software A.S................................       15,076        389,905
 *Neg Micon A.S........................................       11,348        336,488
 *Neurosearch A.S......................................        6,650        115,191
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       18,215        230,066
 Nordvestbank..........................................          250         21,352
 Per Aarsleff A.S. Series B............................        1,545         30,732
 *Pharmexa A.S.........................................        1,351         16,089
 Radiometer A.S. Series B..............................        5,373        136,374
 *Ringkjobing Landbobank...............................          850         61,348
 Rockwool, Ltd.........................................        3,820         55,601
 Sanistal A.S. Series B................................          936         25,446
 Sas Danmark A.S.......................................       34,300        247,559
 Satair A.S............................................        1,350         22,410
 *Simcorp A.S..........................................        1,565         34,639
 *Sjaelso Gruppen A.S..................................          714         24,907
 *Sondagsavisen A.S....................................        7,352         19,014
 Sophus Berendsen A.S..................................       14,520        291,687
 Spar Nord Holding.....................................        3,623        139,025
 Sparkasse Regensburg..................................       10,590        263,694
 Sydbank A.S...........................................        3,142        162,521
 TK Development........................................        9,745        211,003

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Topdanmark A.S.......................................       25,360   $    594,864
 VT Holdings Shares A..................................           44            926
 VT Holdings Shares B..................................        3,086         61,251
 Vest-Wood A.S.........................................        4,092         98,446
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102         94,819
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,991,329)....................................                   7,191,058
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Danish Krone
   (Cost $147,696).....................................                     147,371
                                                                       ------------
TOTAL -- DENMARK
  (Cost $9,139,025)....................................                   7,338,429
                                                                       ------------
BELGIUM -- (3.3%)
COMMON STOCKS -- (3.3%)
 *Abfin SA.............................................        2,560              0
 Ackermans & Van Haaren SA.............................        4,680        114,861
 *Afrifina.............................................        3,480        192,880
 BMT NV................................................        2,040        137,909
 Banque Nationale de Belgique..........................          710      1,142,413
 Barco (New) NV........................................        1,700         60,887
 Bekaert SA............................................        3,100        102,369
 Belge des Betons......................................          425        178,856
 Brederode SA..........................................        2,610         43,702
 CFE (Compagnie Francois d'Entreprises)................        2,080        415,322
 Carrieres Unies Porphyre..............................           20         18,803
 *Chimique et Metallurgique Campine, Beerse............          370         19,878
 Cie Auxiliaire des Mines Auximines....................          544        216,271
 Cie Martime Belge SA..................................        1,100         47,671
 City Hotels SA........................................        1,290         25,411
 Cofinimmo SA..........................................        4,763        413,258
 Commerciale de Brasserie SA COBRHA....................          115         36,143
 Creyf's SA............................................       20,168        322,343
 *Creyf's SA Interim Strip VVPR........................        4,526             41
 D'Ieteren SA..........................................          770        108,796
 Deceuninck SA.........................................       63,700        946,813
 Engrais Rosier SA.....................................          655         41,054
 Floridienne NV........................................        2,033        112,679
 Glaces de Charleroi...................................           70        238,176
 Glaverbel SA..........................................          700         65,812
 Immobel (Cie Immobiliere de Belgique SA)..............        4,600        203,882
 *Intercomfina SA......................................       11,000             98
 *Ion Beam Application SA..............................        2,600         42,044
 Koramic Building Products SA..........................          700         18,083
 Metiers Automatiques Picanol..........................          403        111,501
 *Mobistar SA..........................................        8,700        132,430
 *Omega Pharma SA......................................        2,600        108,021
 *Ontex NV.............................................          900         40,374
 *Papeteries de Catala SA..............................          315         46,538
 Plantations Nord-Sumatra SA...........................          650         86,137
 Recticel SA...........................................        8,450         67,717
 *Roularta Media Groep.................................        1,300         23,862
 *SA Finspa Bonus Shares...............................          325          2,910
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        124,550
 SCF SA................................................        2,470         14,154
                                                            SHARES           VALUE+
                                                            ------           ------

 *SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545   $     79,061
 *Sait Radioholland....................................        6,088         70,866
 Sapec SA..............................................        3,635        127,262
 *Sapec SA VVPR........................................           75             33
 Sidro.................................................        4,040        463,029
 Sioen Industries......................................        1,400         16,171
 *Spector Photo Group SA...............................        3,688         31,801
 Surongo SA............................................           20          4,334
 #Telindus Group SA....................................       17,240        125,655
 *Ter Beke NV..........................................        2,281         51,063
 Tessenderlo Chemie....................................        3,200         74,211
 UNIBRA................................................        1,600        100,285
 Union Miniere SA......................................        3,300        128,003
 *VPK Packaging Group SA...............................           65          1,298
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,822,029)....................................                   7,297,721
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *City Hotels Rights 12/14/01
   (Cost $0)...........................................        1,290              0
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $6,822,029)....................................                   7,297,721
                                                                       ------------
IRELAND -- (2.4%)
COMMON STOCKS -- (2.4%)
 Abbey P.L.C...........................................       19,319         55,354
 Anglo Irish Bank Corp. P.L.C..........................      197,604        743,125
 *Arcon International Resources P.L.C..................      143,750          5,149
 Ardagh P.L.C..........................................       14,262         13,409
 Arnotts P.L.C.........................................        8,811         53,648
 Barlo Group P.L.C.....................................      115,775         27,990
 DCC P.L.C.............................................       34,372        353,932
 *Dragon Oil P.L.C.....................................      104,167         38,241
 *Dunloe Ewart P.L.C...................................      235,918         52,810
 Fyffes P.L.C..........................................      195,858        236,751
 Glanbia P.L.C.........................................      175,508        227,867
 Green Property Co.....................................       75,732        406,862
 Greencore Group P.L.C.................................      136,960        328,659
 Heiton Holdings P.L.C.................................       33,002         82,740
 IAWS Group P.L.C......................................       59,457        455,183
 IFG Group P.L.C.......................................       16,604         46,088
 *ITG Group P.L.C......................................       10,684         42,092
 IWP International P.L.C...............................       39,611         72,709
 Independent News & Media P.L.C........................      212,518        350,131
 *Iona Technologies P.L.C..............................        9,431        164,668
 Irish Continental Group P.L.C.........................       15,838         90,051
 Jurys Hotel Group P.L.C...............................       40,376        272,952
 Kerry Group P.L.C.....................................       10,812        136,503
 Kingspan Group P.L.C..................................      114,417        325,788
 Readymix P.L.C........................................       21,436         22,073
 *Riverdeep Group P.L.C................................       77,790        264,682
 Ryan Hotels P.L.C.....................................       42,236         28,742
 United Drug P.L.C.....................................       17,367        213,040
 Waterford Wedgwood P.L.C..............................      248,858        213,409
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,237,230)....................................                   5,324,648
                                                                       ------------
AUSTRIA -- (2.1%)
COMMON STOCKS -- (2.1%)
 Allgemeine Sparkasse Baugesellschaft..................          670         59,392

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Austria Email AG.....................................          715   $        794
 *Austria Haustechnik AG...............................        2,800         39,638
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        167,257
 #BBAG Oesterreichische Brau-Beteiligungs AG...........        7,984        268,440
 BWT AG................................................       13,530        321,041
 Bank Fuer Kaernten und Steiermark AG..................          520         42,463
 Bau Holding AG........................................        4,980        135,556
 Bohler Uddeholm AG....................................        9,020        359,404
 Brau Union Goess-Reinighaus AG........................       10,720        374,349
 *Ca Immobilien Invest AG..............................        3,133         47,858
 *Constantia-Iso Holding AG............................       15,000         85,018
 *Die Erste Immobilien AG..............................        1,244        153,604
 Flughafen Wien AG.....................................       14,792        397,342
 *#Immofinanz Immobilien Anlagen AG....................      100,914        482,514
 Jenbacher AG..........................................        7,860        103,808
 Leipnik-Lundenburger Industrie AG.....................          300         22,967
 Lenzing AG............................................        3,424        226,873
 *Manner (Josef) & Co. AG..............................          870         18,306
 Mayr-Melnhof Karton AG................................        9,840        466,969
 Oberbank AG...........................................        3,555        223,138
 *Palfinger AG.........................................        1,590         34,168
 *Readymix Kies-Union AG...............................          500         14,998
 Rhi AG, Wien..........................................       18,559        122,971
 Rosenbauer International AG...........................          850         15,602
 Ubm Realitaetenentwicklung AG.........................          360         17,826
 *Uniqa Versicherungen AG..............................       19,164        102,957
 Va Technologie AG.....................................        6,807        137,137
 Voest-Alpine Stahl AG.................................        2,640         73,516
 *Vogel and Noot Waermetechnik AG......................        1,700         15,222
 *Waagner Biro Bet.....................................        1,430              0
 Wienerberger AG.......................................        5,556         78,553
 *Wolford AG...........................................        4,100         38,987
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,016,504)....................................                   4,648,668
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

EMU -- (2.0%)
INVESTMENT IN CURRENCY -- (2.0%)
 *Euro Currency
   (Cost $4,047,968)...................................                $  4,076,716
                                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C.....................................      212,973        238,424
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *National Oilwell, Inc.
   (Cost $192,961).....................................        4,798         80,319
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.2%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $7,022,248) to be
   repurchased at $6,919,153
   (Cost $6,918,000)...................................   $    6,918      6,918,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $215,067,702)++................................                $218,067,028
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $215,132,119.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                   THE U.S.        THE U.S.
                                                     LARGE           LARGE          THE U.S.         THE DFA
                                                    COMPANY        CAP VALUE       SMALL CAP      INTERNATIONAL
                                                    SERIES          SERIES           SERIES       VALUE SERIES
                                                  -----------    -------------    ------------    -------------
ASSETS:
Investments at Value..........................    $2,834,267     $  1,634,742     $   990,770     $  1,219,101
Collateral for Securities Loaned..............       105,565           83,790          61,693           75,536
Cash..........................................         1,969                1              --              104
Receivables:
  Dividends, Interest, and Tax Reclaims.......         3,862            3,955             565            3,841
  Investment Securities Sold..................           275               --           1,182            9,136
  Fund Shares Sold............................         1,322              640             813              311
Prepaid Expenses and Other Assets.............             1                2              59               --
                                                  ----------     ------------     -----------     ------------
    Total Assets..............................     2,947,261        1,723,130       1,055,082        1,308,029
                                                  ----------     ------------     -----------     ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.............       105,565           83,790          61,693           75,536
  Investment Securities Purchased.............         3,079               --           2,220            2,703
  Fund Shares Redeemed........................         6,593            1,995              --           21,310
  Futures Margin Variation....................           140               --              --               --
Accrued Expenses and Other Liabilities........           234              262              87              380
                                                  ----------     ------------     -----------     ------------
    Total Liabilities.........................       115,611           86,047          64,000           99,929
                                                  ----------     ------------     -----------     ------------

NET ASSETS....................................    $2,831,650     $  1,637,083     $   991,082     $  1,208,100
                                                  ==========     ============     ===========     ============
SHARES OUTSTANDING $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized).....           N/A      113,389,919      89,483,812      119,046,278
                                                  ==========     ============     ===========     ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE...................................           N/A     $      14.44     $     11.08     $      10.15
                                                  ==========     ============     ===========     ============
Investments at Cost...........................    $2,433,365     $  1,553,274     $ 1,024,006     $  1,268,387
                                                  ==========     ============     ===========     ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                THE           THE        THE UNITED        THE
                                                             JAPANESE     PACIFIC RIM     KINGDOM      CONTINENTAL
                                                               SMALL         SMALL         SMALL          SMALL
                                                              COMPANY       COMPANY       COMPANY        COMPANY
                                                              SERIES        SERIES         SERIES        SERIES
                                                             ---------    -----------    ----------    -----------
ASSETS:
Investments at Value.....................................    $198,631       $131,230      $96,491        $218,067
Collateral for Securities Loaned.........................      27,625         12,734          136          12,479
Cash.....................................................          12             16           16              16
Receivables:
  Dividends, Interest, and Tax Reclaims..................         810            134          262           1,115
  Investment Securities Sold.............................          42              6          181             273
  Fund Shares Sold.......................................          26             --           --              --
Prepaid Expenses and Other Assets........................           3             --           --              --
                                                             --------       --------      -------        --------
    Total Assets.........................................     227,149        144,120       97,086         231,950
                                                             --------       --------      -------        --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned........................      27,625         12,734          136          12,479
  Investment Securities Purchased........................       2,787            772          176           9,053
  Fund Shares Redeemed...................................         487             --           --              14
Accrued Expenses and Other Liabilities...................          63             60           33              67
                                                             --------       --------      -------        --------
    Total Liabilities....................................      30,962         13,566          345          21,613
                                                             --------       --------      -------        --------
NET ASSETS...............................................    $196,187       $130,554      $96,741        $210,337
                                                             ========       ========      =======        ========
SHARES OUTSTANDING $0.01 PAR VALUE
  (Unlimited Number of Shares Authorized)................         N/A            N/A          N/A             N/A
                                                             ========       ========      =======        ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE..................................................         N/A            N/A          N/A             N/A
                                                             ========       ========      =======        ========
Investments at Cost......................................    $418,156       $207,549      $90,891        $215,068
                                                             ========       ========      =======        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                          THE U.S.   THE U.S.
                                            LARGE      LARGE    THE U.S.      THE DFA
                                           COMPANY   CAP VALUE  SMALL CAP  INTERNATIONAL
                                           SERIES     SERIES     SERIES    VALUE SERIES
                                          ---------  ---------  ---------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0, $0 and $3,348
    respectively).......................  $  37,692  $ 30,959    $ 7,267     $  34,193
  Interest..............................      1,226       241        544           961
  Income from Securities Lending........        120       133      1,223         1,481
                                          ---------  --------    -------     ---------
      Total Investment Income...........     39,038    31,333      9,034        36,635
                                          ---------  --------    -------     ---------
EXPENSES
  Investment Advisory Services..........        745     1,732        266         2,801
  Accounting & Transfer Agent Fees......        447       634        325           769
  Custodian Fees........................        107       165         84           357
  Legal Fees............................         24        14          5            12
  Audit Fees............................         41        24         12            19
  Shareholders' Reports.................         15         7          2            19
  Trustees' Fees and Expenses...........         34         9         10            16
  Other.................................        124        75         13            98
                                          ---------  --------    -------     ---------
      Total Expenses....................      1,537     2,660        717         4,091
                                          ---------  --------    -------     ---------
  NET INVESTMENT INCOME (LOSS)..........     37,501    28,673      8,317        32,544
                                          ---------  --------    -------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (81,255)  (11,185)    12,940         4,644
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............         --        --         --          (237)
  Net Realized Gain (Loss) on Futures...    (14,349)       --         --            --
  Change in Unrealized Appreciation
    (Depreciation) of:
      Investment Securities and Foreign
        Currency........................   (344,426)  165,772     73,456      (187,094)
      Futures...........................        915        --         --            --
  Translation of Foreign Currency
    Denominated Amounts.................         --        --         --           169
                                          ---------  --------    -------     ---------

  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....   (439,115)  154,587     86,396      (182,518)
                                          ---------  --------    -------     ---------
NET INCREASE (DECREASE) IN ASSETS
  RESULTING FROM OPERATIONS.............  $(401,614) $183,260    $94,713     $(149,974)
                                          =========  ========    =======     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                            THE         THE      THE UNITED      THE
                                          JAPANESE  PACIFIC RIM   KINGDOM    CONTINENTAL
                                           SMALL       SMALL       SMALL        SMALL
                                          COMPANY     COMPANY     COMPANY      COMPANY
                                           SERIES     SERIES       SERIES      SERIES
                                          --------  -----------  ----------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $469, $146, $329, and
    $862, respectively).................  $  2,657    $ 4,932     $ 3,158     $  6,180
  Interest..............................       246        121          79          178
  Income from Securities Lending........       568        144           1          329
                                          --------    -------     -------     --------
      Total Investment Income...........     3,471      5,197       3,238        6,687
                                          --------    -------     -------     --------
EXPENSES
  Investment Advisory Services..........       206        131         104          221
  Accounting & Transfer Agent Fees......       254        161         127          272
  Custodian Fees........................        93         64          33          120
  Legal Fees............................         1          1           1            2
  Audit Fees............................         2          2           1            3
  Shareholders' Reports.................         2          1           2            2
  Trustees' Fees and Expenses...........         1          1           1            2
  Other.................................        13          8           8           31
                                          --------    -------     -------     --------
      Total Expenses....................       572        369         277          653
                                          --------    -------     -------     --------
  NET INVESTMENT INCOME (LOSS)..........     2,899      4,828       2,961        6,034
                                          --------    -------     -------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (3,015)    (1,025)     (3,180)       1,115
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............       (95)       (40)         --         (119)
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and Foreign
      Currency..........................   (28,336)      (102)     (4,191)     (18,461)
  Translation of Foreign Currency
    Denominated Amounts.................       (23)        (3)          1          114
                                          --------    -------     -------     --------

  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....   (31,469)    (1,170)     (7,370)     (17,351)
                                          --------    -------     -------     --------
NET INCREASE (DECREASE) IN ASSETS
  RESULTING FROM OPERATIONS.............  $(28,570)   $ 3,658     $(4,409)    $(11,317)
                                          ========    =======     =======     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                      THE U.S. LARGE          THE U.S. LARGE
                                      COMPANY SERIES         CAP VALUE SERIES
                                  ----------------------  ----------------------
                                  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                   NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                     2001        2000        2001        2000
                                  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)......................  $   37,501  $   35,967  $   28,673  $   38,231
  Net Realized Gain (Loss) on
    Investment Securities Sold..     (81,255)    (23,065)    (11,185)    167,552
  Net Realized Gain (Loss) on
    Futures.....................     (14,349)     (1,770)         --          --
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency..........    (344,426)   (166,154)    165,772    (153,465)
    Futures.....................         915        (881)         --          --
                                  ----------  ----------  ----------  ----------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations..................    (401,614)   (155,903)    183,260      52,318
                                  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income.........          --          --     (30,420)    (36,997)
  Net Realized Gains............          --          --    (167,503)   (310,296)
                                  ----------  ----------  ----------  ----------
    Total Distributions.........          --          --    (197,923)   (347,293)
                                  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................          --          --     186,202     394,020
  Shares Issued in Lieu of Cash
    Distributions...............          --          --     191,512     344,153
  Shares Redeemed...............          --          --    (461,311)   (495,937)
                                  ----------  ----------  ----------  ----------
  Net Increase (Decrease) from
    Capital Share
    Transactions................          --          --     (83,597)    242,236
                                  ----------  ----------  ----------  ----------
Transactions in Interest
  Contributions.................     552,671     798,812          --          --
  Withdrawals...................    (458,219)   (279,159)         --          --
                                  ----------  ----------  ----------  ----------
  Net Increase (Decrease) from
    Transactions in interest....      94,452     519,653          --          --
                                  ----------  ----------  ----------  ----------
    Total Increase (Decrease)...    (307,162)    363,750     (98,260)    (52,739)
NET ASSETS
  Beginning of Period...........   3,138,812   2,775,062   1,735,343   1,788,082
                                  ----------  ----------  ----------  ----------
  End of Period.................  $2,831,650  $3,138,812  $1,637,083  $1,735,343
                                  ==========  ==========  ==========  ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................         N/A         N/A      12,674      26,884
   Shares Issued in Lieu of Cash
     Distributions..............                              13,967      24,149
   Shares Redeemed..............                             (31,216)    (33,556)
                                                          ----------  ----------
                                                              (4,575)     17,477
                                                          ==========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                     THE U.S. SMALL     THE DFA INTERNATIONAL
                                       CAP SERIES            VALUE SERIES
                                  --------------------  ----------------------
                                    YEAR       YEAR        YEAR        YEAR
                                    ENDED      ENDED      ENDED       ENDED
                                  NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                    2001       2000        2001        2000
                                  ---------  ---------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)......................  $   8,317  $   7,201  $   32,544  $   34,464
  Net Realized Gain (Loss) on
    Investment Securities
    Sold........................     12,940    120,566       4,644      51,632
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................         --         --        (237)     (1,064)
  Change in Unrealized
    Appreciation (Depreciation)
    of
    Investment Securities and
      Foreign Currency..........     73,456   (120,728)   (187,094)    (89,106)
  Translation of Foreign
    Currency Denominated
    Amounts.....................         --         --         169         (57)
                                  ---------  ---------  ----------  ----------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations..................     94,713      7,039    (149,974)     (4,131)
                                  ---------  ---------  ----------  ----------
Distributions From:
  Net Investment Income.........     (8,455)    (6,602)    (33,105)    (33,278)
  Net Realized Gains............   (119,590)   (58,823)    (53,326)   (100,340)
                                  ---------  ---------  ----------  ----------
    Total Distributions.........   (128,045)   (65,425)    (86,431)   (133,618)
                                  ---------  ---------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................    248,398    408,007     176,620     390,621
  Shares Issued in Lieu of Cash
    Distributions...............    127,076     64,585      86,431     133,618
  Shares Redeemed...............   (119,211)  (232,141)   (372,027)   (493,386)
                                  ---------  ---------  ----------  ----------
  Net Increase (Decrease) from
    Capital Share Transactions..    256,263    240,451    (108,976)     30,853
                                  ---------  ---------  ----------  ----------
    Total Increase (Decrease)...    222,931    182,065    (345,381)   (106,896)
NET ASSETS
  Beginning of Period...........    768,151    586,086   1,553,481   1,660,377
                                  ---------  ---------  ----------  ----------
  End of Period.................  $ 991,082  $ 768,151  $1,208,100  $1,553,481
                                  =========  =========  ==========  ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued................     22,411     31,035      15,819      31,537
   Shares Issued in Lieu of Cash
     Distributions..............     12,464      5,630       7,470      10,630
   Shares Redeemed..............    (11,227)   (18,695)    (32,904)    (39,481)
                                  ---------  ---------  ----------  ----------
                                     23,648     17,970      (9,615)      2,686
                                  =========  =========  ==========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                      THE JAPANESE        THE PACIFIC RIM
                                     SMALL COMPANY         SMALL COMPANY
                                         SERIES                SERIES
                                  --------------------  --------------------
                                    YEAR       YEAR       YEAR       YEAR
                                    ENDED      ENDED      ENDED      ENDED
                                  NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                    2001       2000       2001       2000
                                  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)......................  $  2,899   $  2,702   $  4,828   $  6,633
  Net Realized Gain (Loss) on
    Investment Securities
    Sold........................    (3,015)        75     (1,025)    14,211
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................       (95)       (23)       (40)       (73)
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency..........   (28,336)   (21,858)      (102)   (44,272)
    Translation of Foreign
      Currency Denominated
      Amounts...................       (23)       (41)        (3)         3
                                  --------   --------   --------   --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations..................   (28,570)   (19,145)     3,658    (23,498)
                                  --------   --------   --------   --------
Transactions in Interest:
  Contributions.................    46,524     51,610     15,731      4,600
  Withdrawals...................   (17,885)   (39,023)   (20,723)   (32,973)
                                  --------   --------   --------   --------
  Net Increase (Decrease) from
    Transactions in Interest....    28,639     12,587     (4,992)   (28,373)
                                  --------   --------   --------   --------
    Total Increase (Decrease)...        69     (6,558)    (1,334)   (51,871)
NET ASSETS
  Beginning of Period...........   196,118    202,676    131,888    183,759
                                  --------   --------   --------   --------
  End of Period.................  $196,187   $196,118   $130,554   $131,888
                                  ========   ========   ========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                   THE UNITED KINGDOM     THE CONTINENTAL
                                     SMALL COMPANY         SMALL COMPANY
                                         SERIES                SERIES
                                  --------------------  --------------------
                                    YEAR       YEAR       YEAR       YEAR
                                    ENDED      ENDED      ENDED      ENDED
                                  NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                    2001       2000       2001       2000
                                  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)......................  $  2,961   $  3,853   $  6,034   $  5,936
  Net Realized Gain (Loss) on
    Investment Securities
    Sold........................    (3,180)     4,590      1,115     13,048
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions................        --       (116)      (119)        71
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency..........    (4,191)   (14,675)   (18,461)   (11,756)
  Translation of Foreign
    Currency Denominated
    Amounts.....................         1          3        114        (81)
                                  --------   --------   --------   --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations..................    (4,409)    (6,345)   (11,317)     7,218
                                  --------   --------   --------   --------
Transactions in Interest:
  Contributions.................     7,668     10,117     20,115     27,028
  Withdrawals...................   (16,324)   (26,093)   (25,185)   (59,890)
                                  --------   --------   --------   --------
  Net Increase (Decrease) from
    Transactions in Interest....    (8,656)   (15,976)    (5,070)   (32,862)
                                  --------   --------   --------   --------
    Total Increase (Decrease)...   (13,065)   (22,321)   (16,387)   (25,644)
NET ASSETS
  Beginning of Period...........   109,806    132,127    226,724    252,368
                                  --------   --------   --------   --------
  End of Period.................  $ 96,741   $109,806   $210,337   $226,724
                                  ========   ========   ========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         THE U.S. LARGE COMPANY SERIES
                                       -----------------------------------------------------------------
                                          YEAR          YEAR          YEAR          YEAR         YEAR
                                         ENDED         ENDED         ENDED         ENDED         ENDED
                                        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                          2001          2000          1999          1998         1997
-------------------------------------------------------------------------------------------    ---------
Net Asset Value, Beginning of
  Period...........................           N/A+          N/A+          N/A+          N/A+        N/A+
                                       ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....            --            --            --            --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......            --            --            --            --          --
                                       ----------    ----------    ----------    ----------    --------
    Total from Investment
      Operations...................            --            --            --            --          --
-------------------------------------------------------------------------------------------    ---------
LESS DISTRIBUTIONS
  Net Investment Income............            --            --            --            --          --
  Net Realized Gains...............            --            --            --            --          --
                                       ----------    ----------    ----------    ----------    --------
    Total Distributions............            --            --            --            --          --
-------------------------------------------------------------------------------------------    ---------
Net Asset Value, End of Period.....           N/A+          N/A+          N/A+          N/A+        N/A+
===========================================================================================    =========
Total Return.......................           N/A+          N/A+          N/A+          N/A+        N/A+
-------------------------------------------------------------------------------------------    ---------
Net Assets, End of Period
  (thousands)......................    $2,831,650    $3,138,812    $2,775,062    $1,557,174    $822,493
Ratio of Expenses to Average Net
  Assets...........................          0.05%         0.06%         0.06%         0.06%       0.07%
Ratio of Net Investment Income to
  Average Net Assets...............          1.26%         1.12%         1.27%         1.47%       1.75%
Portfolio Turnover Rate............             8%            8%            4%            9%          4%
-------------------------------------------------------------------------------------------    ---------

                                                      THE U.S. LARGE CAP VALUE SERIES
                                     ------------------------------------------------------------------
                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED
                                      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2001          2000          1999          1998          1997
-----------------------------------  ------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $    14.71    $    17.79    $    18.79    $    18.09    $    15.52
                                     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.25          0.33          0.34          0.31          0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.25          0.04          0.46          1.71          3.38
                                     ----------    ----------    ----------    ----------    ----------
    Total from Investment
      Operations...................        1.50          0.37          0.80          2.02          3.70
-----------------------------------  ------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.27)        (0.32)        (0.34)        (0.32)        (0.31)
  Net Realized Gains...............       (1.50)        (3.13)        (1.46)        (1.00)        (0.82)
                                     ----------    ----------    ----------    ----------    ----------
    Total Distributions............       (1.77)        (3.45)        (1.80)        (1.32)        (1.13)
-----------------------------------  ------------------------------------------------------------------
Net Asset Value, End of Period.....  $    14.44    $    14.71    $    17.79    $    18.79    $    18.09
===================================  ==================================================================
Total Return.......................       10.97%         3.06%         4.64%        11.93%        25.31%
-----------------------------------  ------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $1,637,083    $1,735,343    $1,788,082    $1,755,907    $1,489,996
Ratio of Expenses to Average Net
  Assets...........................        0.15%         0.16%         0.16%         0.16%         0.18%
Ratio of Net Investment Income to
  Average Net Assets...............        1.66%         2.20%         1.80%         1.67%         1.96%
Portfolio Turnover Rate............           6%           26%           43%           25%           18%
-----------------------------------  ------------------------------------------------------------------

N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         THE U.S. SMALL CAP SERIES
                                       -------------------------------------------------------------
                                         YEAR         YEAR         YEAR         YEAR         YEAR
                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                         2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------    ---------
Net Asset Value, Beginning of
  Period...........................    $  11.67     $  12.24     $  11.46     $  13.82     $  12.56
                                       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.10         0.11         0.10         0.10         0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.24         0.65         1.83        (1.28)        2.81
                                       --------     --------     --------     --------     --------
    Total from Investment
      Operations...................        1.34         0.76         1.93        (1.18)        2.92
---------------------------------------------------------------------------------------    ---------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.10)       (0.11)       (0.11)       (0.10)       (0.10)
  Net Realized Gains...............       (1.83)       (1.22)       (1.04)       (1.08)       (1.56)
                                       --------     --------     --------     --------     --------
    Total Distributions............       (1.93)       (1.33)       (1.15)       (1.18)       (1.66)
---------------------------------------------------------------------------------------    ---------
Net Asset Value, End of Period.....    $  11.08     $  11.67     $  12.24     $  11.46     $  13.82
=======================================================================================    =========
Total Return.......................       13.08%        6.48%       18.62%       (8.98)%      26.47%
---------------------------------------------------------------------------------------    ---------
Net Assets, End of Period
  (thousands)......................    $991,082     $768,151     $586,086     $546,803     $432,833
Ratio of Expenses to Average Net
  Assets...........................        0.08%        0.08%        0.09%        0.09%        0.11%
Ratio of Net Investment Income to
  Average Net Assets...............        0.94%        0.99%        0.89%        0.88%        0.96%
Portfolio Turnover Rate............          13%          38%          29%          29%          30%
---------------------------------------------------------------------------------------    ---------

                                                     THE DFA INTERNATIONAL VALUE SERIES
                                     ------------------------------------------------------------------
                                        YEAR          YEAR          YEAR          YEAR          YEAR
                                       ENDED         ENDED         ENDED         ENDED         ENDED
                                      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                        2001          2000          1999          1998          1997
-----------------------------------  ------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $    12.07    $    13.18    $    11.95    $    10.90    $    11.79
                                     ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.27          0.27          0.28          0.22          0.24
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       (1.49)        (0.31)         1.29          1.13         (0.67)
                                     ----------    ----------    ----------    ----------    ----------
    Total from Investment
      Operations...................       (1.22)        (0.04)         1.57          1.35         (0.43)
-----------------------------------  ------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.27)        (0.26)        (0.31)        (0.27)        (0.22)
  Net Realized Gains...............       (0.43)        (0.81)        (0.03)        (0.03)        (0.24)
                                     ----------    ----------    ----------    ----------    ----------
    Total Distributions............       (0.70)        (1.07)        (0.34)        (0.30)        (0.46)
-----------------------------------  ------------------------------------------------------------------
Net Asset Value, End of Period.....  $    10.15    $    12.07    $    13.18    $    11.95    $    10.90
===================================  ==================================================================
Total Return.......................      (10.75)%       (0.51)%       13.27%        12.50%        (3.84)%
-----------------------------------  ------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $1,208,100    $1,553,481    $1,660,377    $1,720,249    $1,582,086
Ratio of Expenses to Average Net
  Assets...........................        0.29%         0.29%         0.29%         0.29%         0.32%
Ratio of Net Investment Income to
  Average Net Assets...............        2.32%         2.13%         2.17%         1.90%         2.09%
Portfolio Turnover Rate............           6%            9%            6%           15%           23%
-----------------------------------  ------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     THE JAPANESE SMALL COMPANY SERIES
                                       -------------------------------------------------------------
                                         YEAR         YEAR         YEAR         YEAR         YEAR
                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                         2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------    ---------
Net Asset Value, Beginning of
  Period...........................         N/A+         N/A+         N/A+         N/A+         N/A+
                                       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --           --           --           --           --
                                       --------     --------     --------     --------     --------
    Total from Investment
      Operations...................          --           --           --           --           --
---------------------------------------------------------------------------------------    ---------
LESS DISTRIBUTIONS
  Net Investment Income............          --           --           --           --           --
  Net Realized Gains...............          --           --           --           --           --
                                       --------     --------     --------     --------     --------
    Total Distributions............          --           --           --           --           --
---------------------------------------------------------------------------------------    ---------
Net Asset Value, End of Period.....         N/A+         N/A+         N/A+         N/A+         N/A+
=======================================================================================    =========
Total Return.......................         N/A+         N/A+         N/A+         N/A+         N/A+
---------------------------------------------------------------------------------------    ---------
Net Assets, End of Period
  (thousands)......................    $196,187     $196,118     $202,676     $190,004     $175,342
Ratio of Expenses to Average Net
  Assets...........................        0.28%        0.27%        0.28%        0.28%        0.29%
Ratio of Net Investment Income to
  Average Net Assets...............        1.41%        1.38%        1.10%        1.29%        0.93%
Portfolio Turnover Rate............           9%           6%           6%           8%          13%
---------------------------------------------------------------------------------------    ---------

                                                 THE PACIFIC RIM SMALL COMPANY SERIES
                                     -------------------------------------------------------------
                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
-----------------------------------  -------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+         N/A+         N/A+         N/A+         N/A+
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --           --           --           --           --
                                     --------     --------     --------     --------     --------
    Total from Investment
      Operations...................        --           --           --           --           --
-----------------------------------  -------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --           --           --           --           --
  Net Realized Gains...............        --           --           --           --           --
                                     --------     --------     --------     --------     --------
    Total Distributions............        --           --           --           --           --
-----------------------------------  -------------------------------------------------------------
Net Asset Value, End of Period.....       N/A+         N/A+         N/A+         N/A+         N/A+
===================================  =============================================================
Total Return.......................       N/A+         N/A+         N/A+         N/A+         N/A+
-----------------------------------  -------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $130,554     $131,888     $183,759     $139,881     $147,795
Ratio of Expenses to Average Net
  Assets...........................      0.28%        0.29%        0.48%        0.38%        0.04%
Ratio of Net Investment Income to
  Average Net Assets...............      3.69%        4.10%        2.95%        4.01%        2.45%
Portfolio Turnover Rate............        10%           7%          34%          26%          24%
-----------------------------------  -------------------------------------------------------------

N/A+          Not applicable as The Japanese Small Company Series and The
              Pacific Rim Small Company Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  THE UNITED KINGDOM SMALL COMPANY SERIES
                                       -------------------------------------------------------------
                                         YEAR         YEAR         YEAR         YEAR         YEAR
                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                         2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------    ---------
Net Asset Value, Beginning of
  Period...........................         N/A+         N/A+         N/A+         N/A+         N/A+
                                       --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....          --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --           --           --           --           --
                                       --------     --------     --------     --------     --------
    Total from Investment
      Operations...................          --           --           --           --           --
---------------------------------------------------------------------------------------    ---------
LESS DISTRIBUTIONS
  Net Investment Income............          --           --           --           --           --
  Net Realized Gains...............          --           --           --           --           --
    Total Distributions............          --           --           --           --           --
---------------------------------------------------------------------------------------    ---------
Net Asset Value, End of Period.....         N/A+         N/A+         N/A+         N/A+         N/A+
=======================================================================================    =========
Total Return.......................         N/A+         N/A+         N/A+         N/A+         N/A+
---------------------------------------------------------------------------------------    ---------
Net Assets, End of Period
  (thousands)......................    $ 96,741     $109,806     $132,127     $127,485     $171,851
Ratio of Expenses to Average Net
  Assets...........................        0.27%        0.26%        0.26%        0.26%        0.25%
Ratio of Net Investment Income to
  Average Net Assets...............        2.86%        3.06%        3.55%        3.66%        2.86%
Portfolio Turnover Rate............          14%          11%           5%          11%           4%
---------------------------------------------------------------------------------------    ---------

                                                 THE CONTINENTAL SMALL COMPANY SERIES
                                     -------------------------------------------------------------
                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
-----------------------------------  -------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................       N/A+         N/A+         N/A+         N/A+         N/A+
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        --           --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --           --           --           --           --
                                     --------     --------     --------     --------     --------
    Total from Investment
      Operations...................        --           --           --           --           --
-----------------------------------  -------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --           --           --           --           --
  Net Realized Gains...............        --           --           --           --           --
    Total Distributions............        --           --           --           --           --
-----------------------------------  -------------------------------------------------------------
Net Asset Value, End of Period.....       N/A+         N/A+         N/A+         N/A+         N/A+
===================================  =============================================================
Total Return.......................       N/A+         N/A+         N/A+         N/A+         N/A+
-----------------------------------  -------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $210,337     $226,724     $252,368     $304,402     $323,610
Ratio of Expenses to Average Net
  Assets...........................      0.30%        0.28%        0.27%        0.27%        0.29%
Ratio of Net Investment Income to
  Average Net Assets...............      2.73%        2.36%        1.92%        1.76%        1.84%
Portfolio Turnover Rate............        12%           9%          11%           1%           3%
-----------------------------------  -------------------------------------------------------------

N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2001, the Trust consisted of twenty-five investment portfolios, of which eight are included in this section of the report and three are presented elsewhere in this report (collectively, the "Series"):

The U.S. Large Company Series                       The DFA International Value Series
The U.S. Large Cap Value Series                     The Japanese Small Company Series
The U.S. Small Cap Series                           The Pacific Rim Small Company Series
(the "Domestic Equity Portfolios")                  The United Kingdom Small Company Series
                                                    The Continental Small Company Series
                                                    (the "International Equity Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series and The DFA International Value Series to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series...............................      .025 of 1%
The U.S. Large Cap Value Series.............................       .10 of 1%
The U.S. Small Cap Series...................................       .03 of 1%
The DFA International Value Series..........................       .20 of 1%
The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                  OTHER INVESTMENT
                                                                     SECURITIES
                                                                ---------------------
                                                                PURCHASES     SALES
                                                                ---------   ---------
The U.S. Large Company Series...............................    $357,208    $244,724
The U.S. Large Cap Value Series.............................     101,404     366,106
The U.S. Small Cap Series...................................     241,354     110,936
The DFA International Value Series..........................      75,913     202,800
The Japanese Small Company Series...........................      48,819      18,210
The Pacific Rim Small Company Series........................      16,260      12,816
The United Kingdom Small Company Series.....................      13,974      20,569
The Continental Small Company Series........................      28,584      26,560

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of futures, investment securities and foreign currencies for each Series were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
The U.S. Large Company Series..............................      $702,656           $(330,026)     $ 372,630
The U.S. Large Cap Value Series............................       291,390            (210,092)        81,298
The U.S. Small Cap Series..................................       227,267            (262,624)       (35,357)
The DFA International Value Series.........................       206,635            (257,608)       (50,973)
The Japanese Small Company Series..........................         6,371            (228,692)      (222,321)
The Pacific Rim Small Company Series.......................        17,100             (94,369)       (77,269)
The United Kingdom Small Company Series....................        31,637             (26,071)         5,566
The Continental Small Company Series.......................        51,170             (48,235)         2,935

    At November 30, 2001, The U.S. Large Cap Value Series had a capital loss carryforward for federal income tax purposes of approximately $11,185,000 which will expire on November 30, 2009.

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. COMPONENTS OF NET ASSETS:

    At November 30, 2001, net assets consisted of (amounts in thousands):

                                                                                              UNREALIZED
                                                                                             APPRECIATION
                                                                                           (DEPRECIATION) OF
                                                                                             FUTURES, SWAP
                                                                           ACCUMULATED        CONTRACTS,
                                            ACCUMULATED    ACCUMULATED     NET REALIZED       INVESTMENT        UNREALIZED
                                                NET            NET           FOREIGN        SECURITIES AND      NET FOREIGN
                               PAID-IN      INVESTMENT       REALIZED        EXCHANGE           FOREIGN          EXCHANGE
                               CAPITAL     INCOME (LOSS)   GAIN (LOSS)     GAIN (LOSS)         CURRENCY         GAIN (LOSS)
                            -------------  -------------  --------------  --------------  -------------------  -------------
The U.S. Large Cap Value
 Series...................  $  1,566,273    $       697   $     (11,355)             --      $     81,468                --
The U.S. Small Cap
 Series...................     1,013,216            682          10,420              --           (33,236)               --
The DFA International
 Value Series.............     1,255,309          1,292           1,138   $        (237)          (49,286)     $       (116)


                                             NUMBER OF
                              TOTAL NET       SHARES
                               ASSETS       AUTHORIZED
                            -------------  -------------
The U.S. Large Cap Value
 Series...................  $  1,637,083      Unlimited
The U.S. Small Cap
 Series...................       991,082      Unlimited
The DFA International
 Value Series.............     1,208,100      Unlimited

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    3. FUTURES CONTRACTS. During the year ended November 30, 2001, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 2001, Large Company had outstanding 130 long futures contracts on the S&P 500 Index, all of which expire on December 21, 2001. The value of such contracts on November 30, 2001 was $37,050,000 which resulted in an unrealized gain of $33,618.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. For the year ended November 30, 2001, borrowings under the line with the domestic custodian bank were as follows:

                                          WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                           AVERAGE      AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
                                        INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                        -------------   ------------   -----------   --------   ---------------
The U.S. Large Company Series.........      3.97%        $8,513,500        14        $12,851      $27,081,000
The U.S. Large Cap Value Series.......      6.37%         5,953,510        51         55,021       26,555,000
The U.S. Small Cap Series.............      3.82%         1,609,818        11          1,879        4,096,000
The DFA International Value Series....      5.92%         4,630,000        10          7,621       11,800,000

    There were no outstanding borrowings under the line of credit at November 30, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the International Equity Portfolios together with other DFA-advised portfolios an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorgan Chase, UBS Warburg and Fuji Securities which were collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Series and value of collateral on overnight repurchase agreements at November 30, 2001, was as follows:

                                                                          VALUE OF             VALUE OF
                                                       VALUE OF        COLLATERAL AND        COLLATERAL ON
                                                  SECURITIES ON LOAN   INDEMNIFICATION   REPURCHASE AGREEMENTS
                                                  ------------------   ---------------   ---------------------
DOMESTIC EQUITY PORTFOLIOS
The U.S. Large Company Series...................     $100,417,592       $105,564,675          $107,734,138
The U.S. Large Cap Value Series.................       78,051,432         83,790,479            85,512,460
The U.S. Small Cap Series.......................       44,550,199         61,692,918            62,960,771

INTERNATIONAL EQUITY PORTFOLIOS
The DFA International Value Series..............       71,540,110         75,536,165            79,883,410
The Japanese Small Company Series...............       25,553,652         27,624,890            28,401,202
The Pacific Rim Small Company Series............       10,535,851         12,733,510            13,192,468
The United Kingdom Small Company Series.........          115,097            135,500               138,280
The Continental Small Company Series............       11,780,301         12,478,522            13,320,615

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
               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series (previously The U.S. 6-10 Small Company Series), The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

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